Schwab Strategic Trust
Schwab U.S. Broad Market ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Adient plc *	44,000	748,440
American Axle & Manufacturing Holdings, Inc. *	53,591	381,032
Autoliv, Inc.	38,583	2,453,107
BorgWarner, Inc.	101,267	3,255,734
Cooper Tire & Rubber Co.	25,188	648,087
Cooper-Standard Holding, Inc. *	8,553	89,721
Dana, Inc.	70,269	888,200
Delphi Technologies plc *	42,514	547,580
Dorman Products, Inc. *	14,211	993,633
Ford Motor Co.	1,891,799	10,802,172
Fox Factory Holding Corp. *	18,657	1,345,356
Garrett Motion, Inc. *	36,370	188,033
General Motors Co.	615,184	15,920,962
Gentex Corp.	123,352	3,261,427
Gentherm, Inc. *	15,355	624,949
Harley-Davidson, Inc.	75,934	1,620,432
LCI Industries	12,676	1,254,037
Lear Corp.	27,268	2,891,771
Modine Manufacturing Co. *	22,029	117,855
Motorcar Parts of America, Inc. *	8,073	127,715
Standard Motor Products, Inc.	10,244	435,882
Stoneridge, Inc. *	12,618	259,678
Tenneco, Inc., Class A *	30,362	205,247
Tesla, Inc. *	69,725	58,220,375
The Goodyear Tire & Rubber Co.	114,345	870,166
Thor Industries, Inc.	27,161	2,341,278
Veoneer, Inc. *(a)	49,407	532,608
Visteon Corp. *	13,951	1,004,472
Winnebago Industries, Inc.	16,410	892,704
		112,922,653

Banks 4.1%
1st Source Corp.	6,993	241,888
Allegiance Bancshares, Inc.	9,496	243,193
Ameris Bancorp	32,153	779,067
Aptiv plc	124,618	9,389,966
Arrow Financial Corp.	8,059	235,726
Associated Banc-Corp.	76,965	1,078,280
Atlantic Union Bankshares Corp.	38,305	886,761
Axos Financial, Inc. *	25,464	555,115
Banc of California, Inc.	21,307	233,312
BancFirst Corp.	8,096	308,619
BancorpSouth Bank	47,852	1,063,750
Bank of America Corp.	3,966,413	95,669,882
Bank of Hawaii Corp.	20,066	1,290,846
Bank of Marin Bancorp	5,794	194,968
Bank OZK	59,334	1,334,422
BankUnited, Inc.	46,426	857,952
Banner Corp.	18,487	694,372
Berkshire Hills Bancorp, Inc.	20,455	221,323
BOK Financial Corp.	15,828	806,278
Security	Number of Shares	Value ($)
Boston Private Financial Holdings, Inc.	37,480	257,488
Bridge Bancorp, Inc.	8,759	186,567
Bridgewater Bancshares, Inc. *	11,999	125,030
Brookline Bancorp, Inc.	36,473	339,199
Bryn Mawr Bank Corp.	9,563	265,564
Byline Bancorp, Inc.	11,351	137,915
Cadence BanCorp	64,482	520,370
Camden National Corp.	7,178	240,750
Capitol Federal Financial, Inc.	70,312	824,408
Carter Bank & Trust	10,653	75,210
Cathay General Bancorp	37,788	1,027,456
CBTX, Inc.	9,215	188,170
CenterState Bank Corp.	60,284	952,487
Central Pacific Financial Corp.	14,343	231,066
CIT Group, Inc.	46,325	840,335
Citigroup, Inc.	1,068,589	51,196,099
Citizens Financial Group, Inc.	212,617	5,124,070
City Holding Co.	8,200	515,780
Columbia Banking System, Inc.	35,004	852,697
Columbia Financial, Inc. *	24,156	340,600
Comerica, Inc.	70,586	2,565,801
Commerce Bancshares, Inc.	51,243	3,265,716
Community Bank System, Inc.	24,832	1,475,517
Community Trust Bancorp, Inc.	8,326	273,426
ConnectOne Bancorp, Inc.	15,912	233,270
CrossFirst Bankshares, Inc. *	5,066	49,292
Cullen/Frost Bankers, Inc.	28,097	2,134,529
Customers Bancorp, Inc. *	14,092	156,280
CVB Financial Corp.	64,924	1,266,667
Dime Community Bancshares, Inc.	14,968	215,988
Eagle Bancorp, Inc.	15,773	510,414
East West Bancorp, Inc.	71,028	2,482,429
Enterprise Financial Services Corp.	13,101	384,776
Equity Bancshares, Inc., Class A *	7,744	126,305
Essent Group Ltd.	48,109	1,590,002
F.N.B. Corp.	157,639	1,168,105
FB Financial Corp.	8,706	205,549
Federal Agricultural Mortgage Corp., Class A	993	60,692
Federal Agricultural Mortgage Corp., Class C	4,579	293,651
Fifth Third Bancorp	346,465	6,717,956
Financial Institutions, Inc.	8,101	143,307
First BanCorp	106,080	580,258
First Bancorp (North Carolina)	14,686	373,318
First Bancshares, Inc.	8,143	172,550
First Busey Corp.	24,299	435,195
First Citizens BancShares, Inc., Class A	3,739	1,439,515
First Commonwealth Financial Corp.	48,564	397,253
First Community Bankshares, Inc.	6,078	129,887
First Defiance Financial Corp.	18,498	307,252
First Financial Bancorp	49,397	656,486
First Financial Bankshares, Inc.	66,840	2,047,978
First Financial Corp.	6,785	238,153
First Foundation, Inc.	18,049	268,930
First Hawaiian, Inc.	62,608	1,079,988
First Horizon National Corp.	152,178	1,422,864

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Interstate BancSystem, Inc., Class A	16,189	505,906
First Merchants Corp.	27,650	775,859
First Mid Bancshares, Inc.	6,354	161,709
First Midwest Bancorp, Inc.	52,111	680,049
First Republic Bank	82,512	8,925,323
Flagstar Bancorp, Inc.	15,980	468,214
Flushing Financial Corp.	15,547	176,303
Fulton Financial Corp.	79,259	888,493
German American Bancorp, Inc.	11,430	354,101
Glacier Bancorp, Inc.	41,342	1,702,877
Great Southern Bancorp, Inc.	4,871	197,568
Great Western Bancorp, Inc.	28,101	400,158
Hancock Whitney Corp.	42,743	924,104
Hanmi Financial Corp.	14,158	127,847
Harborone Bancorp, Inc. *	31,424	250,449
HBT Financial, Inc.	4,535	57,685
Heartland Financial USA, Inc.	16,188	518,178
Heritage Commerce Corp.	30,033	244,168
Heritage Financial Corp.	16,454	312,626
Hilltop Holdings, Inc.	32,834	613,667
Home BancShares, Inc.	75,592	1,093,816
HomeStreet, Inc.	11,056	263,354
HomeTrust Bancshares, Inc.	7,013	108,140
Hope Bancorp, Inc.	62,310	591,633
Horizon Bancorp, Inc.	19,661	201,722
Huntington Bancshares, Inc.	503,058	4,472,186
IBERIABANK Corp.	25,846	1,096,129
Independent Bank Corp.	16,818	1,168,346
Independent Bank Group, Inc.	17,551	664,832
International Bancshares Corp.	28,524	877,969
Investors Bancorp, Inc.	98,134	851,803
JPMorgan Chase & Co.	1,536,213	149,488,887
Kearny Financial Corp.	38,075	326,303
KeyCorp	481,596	5,706,913
Lakeland Bancorp, Inc.	24,002	266,422
Lakeland Financial Corp.	12,080	515,695
Live Oak Bancshares, Inc.	15,002	203,127
Luther Burbank Corp.	6,995	71,909
M&T Bank Corp.	64,708	6,837,047
Mercantile Bank Corp.	8,456	193,981
Merchants Bancorp	8,193	139,936
Meridian Bancorp, Inc.	26,889	309,761
Meta Financial Group, Inc.	17,081	309,508
MGIC Investment Corp.	170,956	1,403,549
Midland States Bancorp, Inc.	10,162	152,125
Mr Cooper Group, Inc. *	35,656	397,564
National Bank Holdings Corp., Class A	15,276	401,759
NBT Bancorp, Inc.	21,550	674,946
New York Community Bancorp, Inc.	228,999	2,301,440
Nicolet Bankshares, Inc. *	3,934	219,950
NMI Holdings, Inc., Class A *	33,674	517,401
Northfield Bancorp, Inc.	20,287	221,737
Northwest Bancshares, Inc.	57,822	575,907
OceanFirst Financial Corp.	29,399	490,963
Ocwen Financial Corp. *	53,234	39,351
OFG Bancorp	25,237	306,630
Old National Bancorp	84,233	1,144,726
Opus Bank	9,583	186,773
Origin Bancorp, Inc.	9,880	206,097
Pacific Premier Bancorp, Inc.	29,624	640,471
PacWest Bancorp	59,555	1,030,897
Park National Corp.	6,838	511,961
Peapack-Gladstone Financial Corp.	8,106	152,636
PennyMac Financial Services, Inc.	20,307	681,909
People's United Financial, Inc.	218,996	2,507,504
People's Utah Bancorp	8,682	215,053
Peoples Bancorp, Inc.	9,584	215,352
Peoples Financial Services Corp.	2,611	86,294
Pinnacle Financial Partners, Inc.	34,562	1,377,296
Security	Number of Shares	Value ($)
Popular, Inc.	43,303	1,710,035
Preferred Bank	7,042	264,568
Prosperity Bancshares, Inc.	46,427	3,035,861
Provident Financial Services, Inc.	30,183	393,284
QCR Holdings, Inc.	8,071	245,116
Radian Group, Inc.	98,020	1,556,558
Regions Financial Corp.	471,416	5,331,715
Renasant Corp.	28,430	685,732
Republic Bancorp, Inc., Class A	3,793	121,566
S&T Bancorp, Inc.	19,403	431,523
Sandy Spring Bancorp, Inc.	17,614	427,139
Seacoast Banking Corp. of Florida *	25,243	549,035
ServisFirst Bancshares, Inc.	21,345	744,514
Signature Bank	26,568	2,734,113
Simmons First National Corp., Class A	55,953	959,594
South State Corp.	16,766	881,389
Southside Bancshares, Inc.	15,786	445,165
Sterling Bancorp	100,086	1,231,058
Sterling Bancorp, Inc.	9,792	27,907
Stock Yards Bancorp, Inc.	12,121	412,478
SVB Financial Group *	25,301	5,433,390
Synovus Financial Corp.	71,999	1,381,661
TCF Financial Corp.	75,290	2,177,387
Texas Capital Bancshares, Inc. *	24,804	663,755
TFS Financial Corp.	25,453	392,231
The Bancorp, Inc. *	24,162	212,626
The First of Long Island Corp.	9,623	146,943
The PNC Financial Services Group, Inc.	214,306	24,439,456
Tompkins Financial Corp.	5,976	384,556
Towne Bank	32,379	610,668
TriCo Bancshares	12,092	343,050
TriState Capital Holdings, Inc. *	10,908	163,075
Triumph Bancorp, Inc. *	12,150	298,282
Truist Financial Corp.	655,621	24,113,740
TrustCo Bank Corp.	49,426	311,384
Trustmark Corp.	30,948	736,253
U.S. Bancorp	697,594	24,806,443
UMB Financial Corp.	21,420	1,098,418
Umpqua Holdings Corp.	108,584	1,236,772
United Bankshares, Inc.	61,586	1,790,921
United Community Banks, Inc.	39,165	765,676
Univest Financial Corp.	14,710	241,832
Valley National Bancorp	193,144	1,541,289
Veritex Holdings, Inc.	24,082	421,917
Walker & Dunlop, Inc.	13,705	555,052
Washington Federal, Inc.	37,573	971,638
Washington Trust Bancorp, Inc.	7,505	239,935
Waterstone Financial, Inc.	9,972	148,583
Webster Financial Corp.	45,357	1,283,603
Wells Fargo & Co.	1,882,480	49,829,246
WesBanco, Inc.	32,379	693,558
Westamerica BanCorp	13,262	782,193
Western Alliance Bancorp	45,882	1,750,398
Wintrust Financial Corp.	27,755	1,175,702
WSFS Financial Corp.	24,912	689,315
Zions Bancorp NA	83,070	2,733,418
		602,653,990

Capital Goods 5.9%
3M Co.	281,142	43,981,854
A.O. Smith Corp.	66,599	3,163,453
AAON, Inc.	19,563	1,059,728
AAR Corp.	16,400	330,788
Acuity Brands, Inc.	19,603	1,688,798
Advanced Drainage Systems, Inc.	25,315	1,122,467
AECOM *	77,902	3,020,261
Aegion Corp. *	14,430	216,594
Aerojet Rocketdyne Holdings, Inc. *	35,380	1,551,413

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AeroVironment, Inc. *	10,268	727,282
AGCO Corp.	30,661	1,693,407
Air Lease Corp.	52,939	1,593,993
Alamo Group, Inc.	4,517	466,696
Albany International Corp., Class A	15,501	934,710
Allegion plc	45,557	4,542,033
Allison Transmission Holdings, Inc.	58,763	2,216,540
Altra Industrial Motion Corp.	30,752	953,312
Ameresco, Inc., Class A *	10,655	228,656
American Woodmark Corp. *	7,610	477,604
AMETEK, Inc.	112,181	10,288,120
Apogee Enterprises, Inc.	12,711	262,482
Applied Industrial Technologies, Inc.	18,467	1,071,086
Arcosa, Inc.	23,794	908,217
Argan, Inc.	6,711	248,240
Armstrong World Industries, Inc.	23,692	1,786,140
Astec Industries, Inc.	10,942	464,816
Astronics Corp. *	12,143	110,866
Atkore International Group, Inc. *	22,764	610,986
Axon Enterprise, Inc. *	28,474	2,162,885
AZZ, Inc.	12,328	390,304
Babcock & Wilcox Enterprises, Inc. *	13,923	29,934
Barnes Group, Inc.	23,555	889,908
Beacon Roofing Supply, Inc. *	33,394	822,160
BMC Stock Holdings, Inc. *	32,168	841,837
Briggs & Stratton Corp.	16,649	27,304
Builders FirstSource, Inc. *	57,847	1,203,796
BWX Technologies, Inc.	46,720	2,923,270
CAI International, Inc. *	8,951	168,368
Carlisle Cos., Inc.	27,710	3,321,321
Carrier Global Corp. *	396,181	8,109,825
Caterpillar, Inc.	270,951	32,549,344
Chart Industries, Inc. *	17,585	690,211
CIRCOR International, Inc. *	9,664	155,397
Colfax Corp. *	40,998	1,150,404
Columbus McKinnon Corp.	12,516	380,612
Comfort Systems USA, Inc.	17,483	646,871
Cornerstone Building Brands, Inc. *	26,391	143,039
Crane Co.	24,600	1,370,712
CSW Industrials, Inc.	7,669	548,794
Cubic Corp.	15,461	637,148
Cummins, Inc.	74,890	12,701,344
Curtiss-Wright Corp.	20,664	2,072,599
Deere & Co.	153,647	23,372,782
Donaldson Co., Inc.	62,128	2,947,974
Douglas Dynamics, Inc.	10,494	383,451
Dover Corp.	71,326	6,936,453
DXP Enterprises, Inc. *	7,328	129,193
Dycom Industries, Inc. *	16,000	673,600
Eaton Corp. plc	202,806	17,218,229
EMCOR Group, Inc.	27,697	1,760,144
Emerson Electric Co.	297,628	18,161,261
Encore Wire Corp.	9,959	480,920
Energy Recovery, Inc. *	15,599	119,878
Enerpac Tool Group Corp.	26,903	481,564
EnerSys	20,539	1,300,119
EnPro Industries, Inc.	10,208	460,177
ESCO Technologies, Inc.	12,823	1,059,308
Evoqua Water Technologies Corp. *	35,393	665,742
Fastenal Co.	281,572	11,617,661
Federal Signal Corp.	28,746	837,658
Flowserve Corp.	64,604	1,686,164
Fluor Corp.	68,765	798,362
Fortive Corp.	144,200	8,793,316
Fortune Brands Home & Security, Inc.	68,817	4,195,084
Foundation Building Materials, Inc. *	7,883	105,002
Franklin Electric Co., Inc.	18,989	963,122
Gates Industrial Corp. plc *	23,263	233,793
GATX Corp.	16,838	1,056,416
Security	Number of Shares	Value ($)
Generac Holdings, Inc. *	30,599	3,404,751
General Dynamics Corp.	114,706	16,842,282
General Electric Co.	4,267,599	28,038,125
Gibraltar Industries, Inc. *	15,689	690,473
GMS, Inc. *	20,485	419,738
Graco, Inc.	81,745	3,940,926
GrafTech International Ltd.	30,435	208,175
Graham Corp.	5,241	59,957
Granite Construction, Inc.	22,797	401,227
Great Lakes Dredge & Dock Corp. *	31,343	290,550
Griffon Corp.	21,721	364,913
H&E Equipment Services, Inc.	14,313	245,325
HD Supply Holdings, Inc. *	81,660	2,589,439
HEICO Corp.	20,242	2,039,584
HEICO Corp., Class A	34,991	2,937,494
Helios Technologies, Inc.	14,590	521,884
Herc Holdings, Inc. *	11,448	326,268
Hexcel Corp.	41,456	1,500,293
Hillenbrand, Inc.	37,124	955,572
Honeywell International, Inc.	349,547	50,981,430
Howmet Aerospace, Inc.	189,986	2,485,017
Hubbell, Inc.	26,725	3,271,675
Huntington Ingalls Industries, Inc.	20,236	4,044,974
Hyster-Yale Materials Handling, Inc.	4,758	174,190
IDEX Corp.	37,102	5,912,946
Illinois Tool Works, Inc.	143,229	24,701,273
Ingersoll Rand, Inc. *	170,730	4,814,586
Insteel Industries, Inc.	8,782	155,002
ITT, Inc.	42,917	2,476,311
Jacobs Engineering Group, Inc.	66,339	5,573,803
JELD-WEN Holding, Inc. *	32,379	441,326
John Bean Technologies Corp.	15,639	1,284,744
Johnson Controls International plc	377,569	11,859,442
Kadant, Inc.	5,804	562,001
Kaman Corp.	14,043	561,720
Kennametal, Inc.	40,471	1,122,666
Kratos Defense & Security Solutions, Inc. *	45,355	841,335
L.B. Foster Co., Class A *	5,597	68,395
L3Harris Technologies, Inc.	108,212	21,582,883
Lennox International, Inc.	17,036	3,642,978
Lincoln Electric Holdings, Inc.	30,245	2,485,232
Lindsay Corp.	5,704	535,720
Lockheed Martin Corp.	121,488	47,190,799
Lydall, Inc. *	7,651	82,784
Masco Corp.	138,784	6,474,274
Masonite International Corp. *	11,882	788,727
MasTec, Inc. *	29,556	1,157,117
Mercury Systems, Inc. *	27,204	2,430,677
Meritor, Inc. *	37,880	771,994
Moog, Inc., Class A	16,026	870,052
MRC Global, Inc. *	41,510	245,739
MSC Industrial Direct Co., Inc., Class A	21,975	1,523,747
Mueller Industries, Inc.	27,786	744,109
Mueller Water Products, Inc., Class A	75,838	708,327
MYR Group, Inc. *	7,604	219,071
National Presto Industries, Inc.	2,248	202,298
Navistar International Corp. *	32,202	809,558
NN, Inc.	23,084	103,185
Nordson Corp.	25,092	4,726,078
Northrop Grumman Corp.	76,792	25,740,678
NOW, Inc. *	54,627	406,971
NV5 Global, Inc. *	5,546	261,549
nVent Electric plc	76,999	1,411,392
Omega Flex, Inc.	1,630	166,749
Oshkosh Corp.	33,297	2,391,391
Otis Worldwide Corp.	198,212	10,435,862
Owens Corning	52,751	2,769,428
PACCAR, Inc.	168,182	12,421,923

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Park Aerospace Corp.	7,750	94,008
Park-Ohio Holdings Corp.	4,777	69,696
Parker-Hannifin Corp.	62,860	11,312,914
Parsons Corp. *	9,240	375,698
Patrick Industries, Inc.	11,645	604,026
Pentair plc	82,259	3,219,617
PGT Innovations, Inc. *	29,722	404,516
Plug Power, Inc. *	153,936	648,071
Powell Industries, Inc.	3,838	102,091
Preformed Line Products Co.	1,622	80,500
Primoris Services Corp.	20,898	348,788
Proto Labs, Inc. *	13,321	1,683,108
Quanex Building Products Corp.	16,444	203,906
Quanta Services, Inc.	69,831	2,578,859
Raven Industries, Inc.	17,588	377,263
Raytheon Technologies Corp.	718,922	46,384,847
RBC Bearings, Inc. *	12,300	1,729,995
Regal Beloit Corp.	20,253	1,610,924
Resideo Technologies, Inc. *	59,765	421,941
REV Group, Inc.	10,413	63,519
Rexnord Corp.	59,854	1,801,605
Rockwell Automation, Inc.	56,713	12,259,082
Roper Technologies, Inc.	50,959	20,067,654
Rush Enterprises, Inc., Class A	13,371	556,501
Rush Enterprises, Inc., Class B	3,444	126,085
Sensata Technologies Holding plc *	77,567	2,765,264
Simpson Manufacturing Co., Inc.	20,110	1,610,007
SiteOne Landscape Supply, Inc. *	20,052	2,131,728
Snap-on, Inc.	27,150	3,521,084
Spirit AeroSystems Holdings, Inc., Class A	50,602	1,096,545
SPX Corp. *	21,254	849,735
SPX FLOW, Inc. *	21,185	732,577
Standex International Corp.	6,186	327,301
Stanley Black & Decker, Inc.	74,144	9,301,365
Sunrun, Inc. *	36,081	602,553
Systemax, Inc.	8,523	178,898
Teledyne Technologies, Inc. *	17,873	6,686,647
Tennant Co.	9,241	590,870
Terex Corp.	33,242	522,564
Textron, Inc.	111,093	3,440,550
The Boeing Co.	261,615	38,156,548
The Gorman-Rupp Co.	8,826	270,605
The Greenbrier Cos., Inc.	15,560	330,183
The Manitowoc Co., Inc. *	17,270	161,475
The Middleby Corp. *	27,383	1,864,782
The Timken Co.	32,539	1,384,209
The Toro Co.	52,451	3,727,693
Thermon Group Holdings, Inc. *	15,741	252,328
Titan International, Inc.	33,790	41,562
Titan Machinery, Inc. *	9,808	102,690
TPI Composites, Inc. *	15,673	325,215
Trane Technologies plc	117,196	10,572,251
TransDigm Group, Inc.	24,370	10,352,863
Trex Co., Inc. *	28,703	3,447,804
TriMas Corp. *	21,576	510,272
Trinity Industries, Inc.	46,830	935,195
Triton International Ltd.	24,755	755,028
Triumph Group, Inc.	25,442	190,561
Tutor Perini Corp. *	20,644	216,762
UFP Industries, Inc.	29,907	1,367,647
United Rentals, Inc. *	36,557	5,077,402
Univar Solutions, Inc. *	66,649	1,030,394
Valmont Industries, Inc.	10,348	1,179,672
Veritiv Corp. *	4,709	58,674
Vicor Corp. *	9,376	571,748
Virgin Galactic Holdings, Inc. *(a)	39,451	672,245
Vivint Solar, Inc. *	24,917	187,376
W.W. Grainger, Inc.	21,391	6,623,081
Security	Number of Shares	Value ($)
Wabash National Corp.	24,256	231,645
Watsco, Inc.	16,196	2,881,430
Watts Water Technologies, Inc., Class A	13,514	1,123,824
Welbilt, Inc. *	63,002	383,052
WESCO International, Inc. *	20,601	686,013
Westinghouse Air Brake Technologies Corp.	89,072	5,439,627
WillScot Corp. *	26,530	353,910
Woodward, Inc.	27,476	1,884,304
Xylem, Inc.	88,306	5,858,220
		857,197,598

Commercial & Professional Services 1.1%
ABM Industries, Inc.	32,738	1,006,039
Acacia Research Corp. *	22,147	57,361
ACCO Brands Corp.	50,408	312,026
ADT, Inc.	50,985	360,974
Advanced Disposal Services, Inc. *	34,323	1,070,191
ASGN, Inc. *	26,214	1,614,520
Barrett Business Services, Inc.	3,846	194,992
Brady Corp., Class A	24,372	1,246,140
BrightView Holdings, Inc. *	14,989	205,199
Casella Waste Systems, Inc., Class A *	22,370	1,139,752
CBIZ, Inc. *	27,787	629,376
Cimpress plc *	12,084	1,089,131
Cintas Corp.	40,968	10,158,425
Clean Harbors, Inc. *	24,704	1,467,171
Copart, Inc. *	100,010	8,939,894
CoreLogic, Inc.	39,372	1,951,276
CoStar Group, Inc. *	19,113	12,553,418
Covanta Holding Corp.	58,256	524,304
Deluxe Corp.	19,967	465,830
Ennis, Inc.	13,230	235,494
Equifax, Inc.	59,355	9,114,554
Exponent, Inc.	25,275	1,876,416
Forrester Research, Inc. *	4,609	144,723
Franklin Covey Co. *	5,084	108,289
FTI Consulting, Inc. *	18,506	2,229,233
GP Strategies Corp. *	8,724	68,483
Harsco Corp. *	36,828	411,001
Healthcare Services Group, Inc.	35,912	859,015
Heidrick & Struggles International, Inc.	8,859	196,493
Heritage-Crystal Clean, Inc. *	5,289	89,701
Herman Miller, Inc.	28,851	664,150
HNI Corp.	20,968	534,055
Huron Consulting Group, Inc. *	11,228	519,407
IAA, Inc. *	65,348	2,679,268
ICF International, Inc.	9,416	617,501
IHS Markit Ltd.	196,600	13,655,836
InnerWorkings, Inc. *	21,090	25,097
Insperity, Inc.	18,143	940,533
Interface, Inc.	26,930	228,636
KAR Auction Services, Inc.	64,110	919,979
Kelly Services, Inc., Class A	15,403	230,891
Kforce, Inc.	8,646	261,109
Kimball International, Inc., Class B	18,502	207,037
Knoll, Inc.	24,800	261,888
Korn Ferry	26,316	796,322
ManpowerGroup, Inc.	28,992	2,004,507
Matthews International Corp., Class A	14,446	299,032
McGrath RentCorp	12,097	674,529
Mistras Group, Inc. *	9,419	38,053
Mobile Mini, Inc.	22,157	709,910
MSA Safety, Inc.	17,370	2,065,988
Nielsen Holdings plc	174,792	2,427,861
PICO Holdings, Inc. *	12,494	104,700
Pitney Bowes, Inc.	88,846	210,565
Quad/Graphics, Inc.	16,320	46,512

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
R.R. Donnelley & Sons Co.	34,572	37,683
Republic Services, Inc.	102,480	8,757,941
Resources Connection, Inc.	12,961	142,441
Robert Half International, Inc.	57,343	2,909,584
Rollins, Inc.	68,800	2,875,840
SP Plus Corp. *	10,605	216,024
Steelcase, Inc., Class A	41,398	479,389
Stericycle, Inc. *	44,660	2,448,708
Team, Inc. *	13,724	67,659
Tetra Tech, Inc.	26,625	2,100,713
The Brink's Co.	24,600	986,460
TransUnion	91,801	7,921,508
TriNet Group, Inc. *	22,043	1,184,370
TrueBlue, Inc. *	19,335	298,919
UniFirst Corp.	7,433	1,336,453
Upwork, Inc. *	28,903	359,553
US Ecology, Inc.	13,127	441,986
Verisk Analytics, Inc.	80,194	13,847,900
Viad Corp.	10,100	185,234
VSE Corp.	4,524	117,624
Waste Management, Inc.	191,196	20,410,173
		158,568,949

Consumer Durables & Apparel 1.3%
Acushnet Holdings Corp.	16,666	556,978
Beazer Homes USA, Inc. *	12,758	125,284
Brunswick Corp.	39,737	2,185,932
Callaway Golf Co.	44,731	685,279
Capri Holdings Ltd. *	74,117	1,114,720
Carter's, Inc.	21,406	1,838,989
Cavco Industries, Inc. *	4,244	807,166
Century Communities, Inc. *	13,992	413,324
Columbia Sportswear Co.	14,554	1,063,315
Crocs, Inc. *	34,099	976,936
D.R. Horton, Inc.	163,861	9,061,513
Deckers Outdoor Corp. *	13,492	2,462,695
Ethan Allen Interiors, Inc.	12,243	138,346
Fossil Group, Inc. *	24,499	74,722
G-III Apparel Group Ltd. *	21,389	220,948
Garmin Ltd.	70,810	6,384,938
GoPro, Inc., Class A *	61,488	289,608
Hanesbrands, Inc.	177,327	1,748,444
Hasbro, Inc.	62,364	4,584,378
Helen of Troy Ltd. *	12,368	2,249,987
Installed Building Products, Inc. *	10,432	670,569
iRobot Corp. *	13,829	1,019,474
Johnson Outdoors, Inc., Class A	3,145	244,083
KB Home	42,910	1,419,463
Kontoor Brands, Inc. *	22,825	333,701
La-Z-Boy, Inc.	22,848	587,651
Legacy Housing Corp. *	2,600	33,826
Leggett & Platt, Inc.	63,989	1,957,424
Lennar Corp., Class A	142,504	8,615,792
Levi Strauss & Co., Class A	20,957	282,710
LGI Homes, Inc. *	11,210	935,138
Lululemon Athletica, Inc. *	58,821	17,651,888
M.D.C Holdings, Inc.	24,742	840,981
M/I Homes, Inc. *	14,358	480,706
Malibu Boats, Inc., Class A *	10,741	506,223
Marine Products Corp.	4,088	45,990
Mattel, Inc. *	171,034	1,575,223
Meritage Homes Corp. *	17,539	1,218,960
Mohawk Industries, Inc. *	29,247	2,725,820
Movado Group, Inc.	8,573	90,016
Newell Brands, Inc.	186,881	2,457,485
NIKE, Inc., Class B	610,236	60,157,065
NVR, Inc. *	1,695	5,460,629
Oxford Industries, Inc.	8,202	349,569
Security	Number of Shares	Value ($)
Peloton Interactive, Inc., Class A *	19,672	829,962
Polaris, Inc.	28,051	2,449,974
PulteGroup, Inc.	124,234	4,220,229
PVH Corp.	36,425	1,656,245
Ralph Lauren Corp.	24,298	1,834,742
Skechers U.S.A., Inc., Class A *	64,541	2,021,424
Skyline Champion Corp. *	24,489	608,307
Smith & Wesson Brands, Inc. *	27,593	326,149
Sonos, Inc. *	30,923	335,824
Steven Madden Ltd.	37,423	880,189
Sturm Ruger & Co., Inc.	8,577	534,690
Tapestry, Inc.	134,741	1,832,478
Taylor Morrison Home Corp., Class A *	65,730	1,270,561
Tempur Sealy International, Inc. *	21,965	1,432,777
Toll Brothers, Inc.	59,176	1,911,977
TopBuild Corp. *	16,653	1,909,933
TRI Pointe Group, Inc. *	69,548	995,927
Tupperware Brands Corp.	24,089	77,807
Under Armour, Inc., Class A *	91,293	798,814
Under Armour, Inc., Class C *	97,512	766,444
Unifi, Inc. *	6,618	90,865
Universal Electronics, Inc. *	7,378	333,781
Vera Bradley, Inc. *	9,234	48,478
VF Corp.	160,009	8,976,505
Vista Outdoor, Inc. *	26,896	261,160
Whirlpool Corp.	31,073	3,785,313
Wolverine World Wide, Inc.	39,758	832,533
YETI Holdings, Inc. *	32,387	1,039,623
		188,706,599

Consumer Services 1.9%
Adtalem Global Education, Inc. *	27,337	914,696
American Public Education, Inc. *	8,844	277,967
Aramark	122,937	3,182,839
BBX Capital Corp.	35,979	64,402
Biglari Holdings, Inc., Class B *	1,000	60,880
BJ's Restaurants, Inc.	10,035	217,960
Bloomin' Brands, Inc.	40,881	466,452
Bluegreen Vacations Corp.	7,479	32,608
Boyd Gaming Corp.	40,352	862,726
Bright Horizons Family Solutions, Inc. *	28,332	3,169,784
Brinker International, Inc.	18,581	489,609
Caesars Entertainment Corp. *	271,973	3,097,773
Carnival Corp. (a)	230,681	3,630,919
Carriage Services, Inc.	8,909	166,777
Carrols Restaurant Group, Inc. *	20,478	87,851
Chegg, Inc. *	55,906	3,414,739
Chipotle Mexican Grill, Inc. *	12,497	12,545,863
Choice Hotels International, Inc.	15,628	1,263,211
Churchill Downs, Inc.	17,289	2,293,732
Chuy's Holdings, Inc. *	9,240	147,748
Cracker Barrel Old Country Store, Inc.	11,752	1,258,992
Darden Restaurants, Inc.	63,818	4,905,052
Dave & Buster's Entertainment, Inc.	15,186	200,303
Denny's Corp. *	28,617	310,351
Dine Brands Global, Inc.	8,448	383,455
Domino's Pizza, Inc.	18,793	7,251,091
Drive Shack, Inc. *	36,922	65,721
Dunkin' Brands Group, Inc.	40,484	2,585,713
El Pollo Loco Holdings, Inc. *	7,783	107,950
Eldorado Resorts, Inc. *(a)	32,423	1,149,720
Everi Holdings, Inc. *	40,480	251,381
Extended Stay America, Inc.	87,745	1,009,068
Fiesta Restaurant Group, Inc. *	12,381	101,896
frontdoor, Inc. *	41,392	1,889,545
Golden Entertainment, Inc. *	9,245	112,743
Graham Holdings Co., Class B	2,211	792,047
Grand Canyon Education, Inc. *	23,827	2,325,277

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
H&R Block, Inc.	94,254	1,602,318
Hilton Grand Vacations, Inc. *	41,987	904,400
Hilton Worldwide Holdings, Inc.	137,865	10,934,073
Houghton Mifflin Harcourt Co. *	53,898	82,464
Hyatt Hotels Corp., Class A	18,203	1,002,803
Jack in the Box, Inc.	11,711	784,871
K12, Inc. *	18,447	454,165
Las Vegas Sands Corp.	165,931	7,954,732
Laureate Education, Inc., Class A *	53,121	516,867
Lindblad Expeditions Holdings, Inc. *	14,980	117,593
Marriott International, Inc., Class A	132,663	11,740,676
Marriott Vacations Worldwide Corp.	18,238	1,638,320
McDonald's Corp.	368,956	68,743,882
MGM Resorts International	250,740	4,307,713
Monarch Casino & Resort, Inc. *	5,930	238,030
Noodles & Co. *	18,847	110,443
Norwegian Cruise Line Holdings Ltd. *	121,834	1,907,920
OneSpaWorld Holdings Ltd.	16,347	106,909
Papa John's International, Inc.	10,238	797,438
Penn National Gaming, Inc. *	61,738	2,025,624
Perdoceo Education Corp. *	35,256	573,968
Planet Fitness, Inc., Class A *	39,880	2,577,444
Playa Hotels & Resorts N.V. *	25,356	66,179
PlayAGS, Inc. *	15,152	78,942
Red Robin Gourmet Burgers, Inc. *	6,666	92,391
Red Rock Resorts, Inc., Class A	33,999	469,186
Regis Corp. *	13,267	139,569
Royal Caribbean Cruises Ltd.	84,164	4,365,587
Ruth's Hospitality Group, Inc.	13,003	105,454
Scientific Games Corp., Class A *	25,688	404,072
SeaWorld Entertainment, Inc. *	19,957	360,423
Service Corp. International	89,034	3,510,611
ServiceMaster Global Holdings, Inc. *	66,009	2,171,696
Shake Shack, Inc., Class A *	15,104	839,027
Six Flags Entertainment Corp.	38,362	881,559
Starbucks Corp.	578,788	45,139,676
Strategic Education, Inc.	10,809	1,833,531
Target Hospitality Corp. *	15,930	37,913
Texas Roadhouse, Inc.	32,377	1,678,747
The Cheesecake Factory, Inc.	20,942	449,834
The Wendy's Co.	91,691	1,949,351
Twin River Worldwide Holdings, Inc.	7,396	154,650
Vail Resorts, Inc.	19,771	3,921,182
Wingstop, Inc.	14,344	1,749,251
WW International, Inc. *	22,870	546,593
Wyndham Destinations, Inc.	43,974	1,398,373
Wyndham Hotels & Resorts, Inc.	47,052	2,161,098
Wynn Resorts Ltd.	47,055	3,918,740
Yum! Brands, Inc.	148,060	13,285,424
		271,920,553

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	24,118	1,606,741
AG Mortgage Investment Trust, Inc. (a)	17,556	43,188
AGNC Investment Corp.	264,810	3,426,641
Alerus Financial Corp.	3,489	63,256
Ally Financial, Inc.	185,504	3,235,190
American Express Co.	329,088	31,286,396
Ameriprise Financial, Inc.	61,964	8,679,297
Annaly Capital Management, Inc.	698,761	4,304,368
Anworth Mortgage Asset Corp.	50,157	73,229
Apollo Commercial Real Estate Finance, Inc.	70,435	579,680
Apollo Global Management, Inc.	97,564	4,644,046
Arbor Realty Trust, Inc.	46,746	393,601
Ares Management Corp., Class A	36,433	1,375,710
Arlington Asset Investment Corp., Class A	20,238	48,571
Security	Number of Shares	Value ($)
ARMOUR Residential REIT, Inc.	29,024	227,258
Artisan Partners Asset Management, Inc., Class A	26,428	765,619
Assetmark Financial Holdings, Inc. *	6,157	164,392
B. Riley Financial, Inc.	6,975	134,129
Berkshire Hathaway, Inc., Class B *	957,624	177,715,862
BGC Partners, Inc., Class A	136,912	352,548
BlackRock, Inc.	74,723	39,501,567
Blackstone Mortgage Trust, Inc., Class A	65,978	1,556,421
Blucora, Inc. *	23,450	284,918
Brightsphere Investment Group, Inc. *	33,807	282,288
Cannae Holdings, Inc. *	34,202	1,259,660
Capital One Financial Corp.	227,520	15,480,461
Capstead Mortgage Corp.	42,947	217,312
Cboe Global Markets, Inc.	54,068	5,756,079
Chimera Investment Corp.	90,865	755,088
CME Group, Inc.	175,372	32,022,927
Cohen & Steers, Inc.	10,721	681,320
Colony Credit Real Estate, Inc.	42,419	209,974
Cowen, Inc., Class A	13,350	174,485
Credit Acceptance Corp. *	6,941	2,566,921
Curo Group Holdings Corp.	6,518	43,605
Diamond Hill Investment Group, Inc.	1,801	189,033
Discover Financial Services	153,061	7,271,928
Donnelley Financial Solutions, Inc. *	12,671	103,269
Dynex Capital, Inc.	11,868	152,622
E*TRADE Financial Corp.	110,805	5,046,060
Eaton Vance Corp.	55,863	2,013,861
Ellington Financial, Inc.	17,474	178,235
Encore Capital Group, Inc. *	13,776	437,664
Enova International, Inc. *	18,228	257,926
Equitable Holdings, Inc.	200,878	3,838,779
Evercore, Inc., Class A	19,684	1,084,785
Exantas Capital Corp.	13,744	27,488
EZCORP, Inc., Class A *	29,605	152,762
FactSet Research Systems, Inc.	18,579	5,713,228
Federated Hermes, Inc.	47,227	1,045,606
FGL Holdings	63,404	528,789
FirstCash, Inc.	21,102	1,472,287
Focus Financial Partners, Inc., Class A *	14,900	414,816
Franklin Resources, Inc.	135,246	2,552,092
GAMCO Investors, Inc., Class A	3,329	43,011
Granite Point Mortgage Trust, Inc.	25,537	125,642
Green Dot Corp., Class A *	23,117	882,607
Greenhill & Co., Inc.	8,838	88,115
Hamilton Lane, Inc., Class A	12,746	932,625
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	33,207	963,335
Houlihan Lokey, Inc.	22,961	1,388,681
Interactive Brokers Group, Inc., Class A	36,999	1,566,908
Intercontinental Exchange, Inc.	272,615	26,511,809
INTL FCStone, Inc. *	8,392	428,076
Invesco Ltd.	181,583	1,447,217
Invesco Mortgage Capital, Inc. (a)	78,771	218,196
Janus Henderson Group plc	74,455	1,605,250
Jefferies Financial Group, Inc.	117,222	1,717,302
KKR & Co., Inc.	269,078	7,466,915
KKR Real Estate Finance Trust, Inc.	13,454	217,820
Ladder Capital Corp., Class A	47,183	375,105
Lazard Ltd., Class A	55,340	1,486,432
Legg Mason, Inc.	40,252	2,005,757
LendingClub Corp. *	42,056	225,000
LendingTree, Inc. *	3,662	952,193
LPL Financial Holdings, Inc.	39,253	2,802,272
MarketAxess Holdings, Inc.	18,607	9,463,334
MFA Financial, Inc.	217,231	367,120
Moelis & Co., Class A	24,551	825,650
Moody's Corp.	79,567	21,277,011
Morgan Stanley	570,214	25,203,459

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Morningstar, Inc.	10,150	1,556,198
MSCI, Inc.	41,378	13,607,155
Nasdaq, Inc.	56,032	6,637,551
Navient Corp.	76,793	571,340
Nelnet, Inc., Class A	10,430	514,095
New Residential Investment Corp.	205,289	1,471,922
New York Mortgage Trust, Inc.	178,842	371,991
Northern Trust Corp.	103,735	8,196,102
On Deck Capital, Inc. *	28,285	21,154
OneMain Holdings, Inc.	36,428	849,865
Oportun Financial Corp. *	3,984	38,446
PennyMac Mortgage Investment Trust	55,273	608,556
Piper Sandler Cos.	8,861	528,470
PJT Partners, Inc., Class A	9,941	543,673
PRA Group, Inc. *	21,488	733,171
Pzena Investment Management, Inc., Class A	8,318	33,937
Raymond James Financial, Inc.	60,705	4,205,642
Ready Capital Corp.	19,162	112,481
Redwood Trust, Inc.	53,781	287,728
S&P Global, Inc.	119,631	38,882,468
Safeguard Scientifics, Inc.	8,557	54,166
Santander Consumer USA Holdings, Inc.	44,564	736,643
SEI Investments Co.	62,139	3,369,177
SLM Corp.	208,420	1,579,824
Starwood Property Trust, Inc.	139,677	1,852,117
State Street Corp.	177,678	10,831,251
Stifel Financial Corp.	33,888	1,616,796
Synchrony Financial	276,506	5,632,427
T. Rowe Price Group, Inc.	114,277	13,816,089
TD Ameritrade Holding Corp.	129,831	4,838,801
The Bank of New York Mellon Corp.	411,628	15,300,213
The Blackstone Group, Inc., Class A	322,994	18,346,059
The Charles Schwab Corp. (b)	555,943	19,963,913
The Goldman Sachs Group, Inc.	156,316	30,714,531
TPG RE Finance Trust, Inc.	26,884	199,210
Tradeweb Markets, Inc., Class A	36,599	2,414,070
Two Harbors Investment Corp.	132,782	600,175
Virtu Financial, Inc., Class A	36,348	866,900
Virtus Investment Partners, Inc.	3,730	346,815
Voya Financial, Inc.	65,862	2,967,083
Waddell & Reed Financial, Inc., Class A	34,707	452,579
Western Asset Mortgage Capital Corp.	27,209	53,874
Westwood Holdings Group, Inc.	4,484	79,501
WisdomTree Investments, Inc.	57,342	171,453
World Acceptance Corp. *	3,111	206,882
		699,763,314

Energy 2.7%
Altus Midstream Co., Class A *	25,800	17,802
Antero Midstream Corp.	146,167	698,678
Antero Resources Corp. *	105,422	315,212
Apache Corp.	183,341	1,978,249
Apergy Corp. *(a)	38,700	351,009
Arch Resources, Inc.	7,880	259,725
Archrock, Inc.	60,655	385,159
Baker Hughes Co.	318,952	5,265,898
Berry Corp.	19,932	84,512
Bonanza Creek Energy, Inc. *	9,220	155,818
Brigham Minerals, Inc., Class A	9,629	127,584
Cabot Oil & Gas Corp.	199,029	3,948,735
Cactus, Inc., Class A	22,760	434,261
California Resources Corp. *(a)	24,503	32,589
Callon Petroleum Co. *(a)	190,111	127,127
Centennial Resource Development, Inc., Class A *	92,707	93,634
Cheniere Energy, Inc. *	113,334	5,026,363
Chesapeake Energy Corp. *(a)	2,845	37,013
Security	Number of Shares	Value ($)
Chevron Corp.	926,056	84,919,335
Cimarex Energy Co.	50,180	1,318,730
Clean Energy Fuels Corp. *	82,244	171,890
CNX Resources Corp. *	89,233	909,284
Comstock Resources, Inc. *	7,839	42,017
Concho Resources, Inc.	98,492	5,369,784
ConocoPhillips	538,486	22,713,340
CONSOL Energy, Inc. *	13,339	90,839
Continental Resources, Inc. (a)	43,014	526,061
Core Laboratories N.V.	21,396	432,627
CVR Energy, Inc.	14,558	296,983
Delek US Holdings, Inc.	36,951	726,826
Denbury Resources, Inc. *(a)	223,630	47,633
Devon Energy Corp.	189,295	2,046,279
Diamondback Energy, Inc.	78,802	3,355,389
DMC Global, Inc.	7,269	207,530
Dorian LPG Ltd. *	14,690	120,752
Dril-Quip, Inc. *	17,872	543,130
EOG Resources, Inc.	284,154	14,483,329
EQT Corp.	124,025	1,654,494
Equitrans Midstream Corp.	102,170	826,555
Era Group, Inc. *	9,418	47,184
Evolution Petroleum Corp.	14,649	35,744
Exterran Corp. *	13,845	88,885
Extraction Oil & Gas, Inc. *	37,772	10,954
Exxon Mobil Corp.	2,072,834	94,251,762
Falcon Minerals Corp.	18,228	45,388
Forum Energy Technologies, Inc. *	40,229	11,666
Frank's International N.V. *	56,661	127,487
Geospace Technologies Corp. *	6,196	48,825
Green Plains, Inc. *	16,686	142,665
Gulfport Energy Corp. *	77,901	117,631
Halliburton Co.	431,455	5,069,596
Helix Energy Solutions Group, Inc. *	70,584	237,162
Helmerich & Payne, Inc.	53,371	1,074,358
Hess Corp.	126,856	6,021,854
HighPoint Resources Corp. *(a)	54,167	13,000
HollyFrontier Corp.	72,700	2,286,415
International Seaways, Inc.	11,073	251,136
Kinder Morgan, Inc.	956,228	15,108,402
Kosmos Energy Ltd.	177,258	322,610
Laredo Petroleum, Inc. *	80,606	68,394
Liberty Oilfield Services, Inc., Class A	24,916	128,317
Magnolia Oil & Gas Corp., Class A *	50,567	280,647
Marathon Oil Corp.	388,370	2,073,896
Marathon Petroleum Corp.	318,927	11,207,095
Matador Resources Co. *	55,294	433,505
Matrix Service Co. *	14,520	160,010
Murphy Oil Corp.	74,534	890,681
Nabors Industries Ltd. (a)	3,324	123,187
NACCO Industries, Inc., Class A	2,318	60,917
National Oilwell Varco, Inc.	188,174	2,346,530
Natural Gas Services Group, Inc. *	6,252	39,138
Newpark Resources, Inc. *	43,439	87,747
NexTier Oilfield Solutions, Inc. *	81,986	237,759
Nine Energy Service, Inc. *	11,470	23,284
Noble Corp. plc *(a)	121,889	15,846
Noble Energy, Inc.	234,376	2,046,103
Northern Oil & Gas, Inc. *	95,019	74,048
Oasis Petroleum, Inc. *	152,767	70,365
Occidental Petroleum Corp.	437,076	5,660,134
Oceaneering International, Inc. *	49,584	318,329
Oil States International, Inc. *	30,328	128,591
ONEOK, Inc.	201,936	7,409,032
Overseas Shipholding Group, Inc., Class A *	42,661	94,281
Par Pacific Holdings, Inc. *	18,307	170,072
Parsley Energy, Inc., Class A	151,927	1,388,613
Patterson-UTI Energy, Inc.	99,330	366,528

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PBF Energy, Inc., Class A	50,033	531,350
PDC Energy, Inc. *	48,581	591,717
Peabody Energy Corp.	36,250	114,188
Penn Virginia Corp. *	6,582	57,790
Phillips 66	217,440	17,016,854
Pioneer Natural Resources Co.	80,946	7,414,654
ProPetro Holding Corp. *	37,312	184,694
QEP Resources, Inc.	119,899	102,346
Range Resources Corp.	102,942	616,623
Renewable Energy Group, Inc. *	17,645	502,000
REX American Resources Corp. *	2,406	141,112
Ring Energy, Inc. *	33,436	39,789
RPC, Inc. *	25,249	80,292
SandRidge Energy, Inc. *	14,649	23,145
Schlumberger Ltd.	678,234	12,526,982
SEACOR Holdings, Inc. *	8,258	221,314
SEACOR Marine Holdings, Inc. *	11,173	17,318
Select Energy Services, Inc., Class A *	29,011	172,325
SM Energy Co.	49,239	173,321
Southwestern Energy Co. *	265,293	798,532
Talos Energy, Inc. *	9,143	111,087
Targa Resources Corp.	113,086	2,023,109
TechnipFMC plc	205,432	1,520,197
Tellurian, Inc. *	48,352	48,347
TETRA Technologies, Inc. *	61,975	20,452
The Williams Cos., Inc.	591,750	12,089,453
Tidewater, Inc. *	19,884	94,847
Transocean Ltd. *(a)	282,282	375,435
US Silica Holdings, Inc.	37,445	110,463
Valaris plc *	98,635	33,033
Valero Energy Corp.	200,734	13,376,914
W&T Offshore, Inc. *	45,763	119,441
World Fuel Services Corp.	31,457	801,524
WPX Energy, Inc. *	208,034	1,179,553
		394,588,149

Food & Staples Retailing 1.4%
BJ's Wholesale Club Holdings, Inc. *	59,922	2,157,192
Casey's General Stores, Inc.	18,089	2,889,356
Costco Wholesale Corp.	216,446	66,767,098
Grocery Outlet Holding Corp. *	30,420	1,119,760
Ingles Markets, Inc., Class A	6,618	281,993
Natural Grocers by Vitamin Cottage, Inc.	3,751	54,014
Performance Food Group Co. *	63,939	1,703,974
PriceSmart, Inc.	11,174	607,642
Rite Aid Corp. *	26,314	345,503
SpartanNash Co.	16,768	359,003
Sprouts Farmers Market, Inc. *	58,200	1,462,566
Sysco Corp.	249,513	13,763,137
The Andersons, Inc.	16,000	207,360
The Chefs' Warehouse, Inc. *	12,695	187,886
The Kroger Co.	391,347	12,765,739
United Natural Foods, Inc. *	24,993	489,863
US Foods Holding Corp. *	107,690	2,061,187
Village Super Market, Inc., Class A	4,698	112,423
Walgreens Boots Alliance, Inc.	366,580	15,740,945
Walmart, Inc.	694,805	86,197,508
Weis Markets, Inc.	8,250	459,773
		209,733,922

Food, Beverage & Tobacco 3.3%
Alico, Inc.	2,500	80,225
Altria Group, Inc.	913,065	35,655,188
Archer-Daniels-Midland Co.	272,159	10,698,570
B&G Foods, Inc. (a)	32,003	743,110
Beyond Meat, Inc. *	5,055	648,506
Brown-Forman Corp., Class A	27,397	1,626,012
Security	Number of Shares	Value ($)
Brown-Forman Corp., Class B	89,102	5,874,495
Bunge Ltd.	69,569	2,714,582
Cal-Maine Foods, Inc. *	15,556	693,175
Calavo Growers, Inc.	8,098	473,814
Campbell Soup Co.	82,566	4,209,215
Coca-Cola Consolidated, Inc.	2,487	605,410
Conagra Brands, Inc.	238,739	8,305,730
Constellation Brands, Inc., Class A	81,944	14,151,729
Darling Ingredients, Inc. *	80,603	1,878,856
Farmer Bros Co. *	7,362	56,761
Flowers Foods, Inc.	93,827	2,213,379
Fresh Del Monte Produce, Inc.	14,935	371,732
Freshpet, Inc. *	16,908	1,304,959
General Mills, Inc.	296,494	18,690,982
Hormel Foods Corp.	136,108	6,646,154
Hostess Brands, Inc. *	56,841	686,355
Ingredion, Inc.	32,591	2,745,140
J&J Snack Foods Corp.	7,327	942,472
John B Sanfilippo & Son, Inc.	4,230	367,756
Kellogg Co.	121,456	7,932,291
Keurig Dr Pepper, Inc.	165,950	4,633,324
Lamb Weston Holdings, Inc.	71,364	4,286,122
Lancaster Colony Corp.	9,722	1,491,938
Landec Corp. *	13,434	143,341
Limoneira Co.	8,295	110,821
McCormick & Co., Inc. Non-Voting Shares	60,897	10,666,719
MGP Ingredients, Inc.	6,222	233,387
Molson Coors Beverage Co., Class B	92,196	3,499,760
Mondelez International, Inc., Class A	705,993	36,796,355
Monster Beverage Corp. *	186,703	13,425,813
National Beverage Corp. *(a)	6,071	345,926
PepsiCo, Inc.	682,485	89,780,902
Philip Morris International, Inc.	762,301	55,922,401
Pilgrim's Pride Corp. *	25,858	534,485
Post Holdings, Inc. *	32,377	2,818,742
Sanderson Farms, Inc.	9,630	1,271,353
Seaboard Corp.	126	370,440
Seneca Foods Corp., Class A *	3,084	112,473
Simply Good Foods Co. *	41,464	706,132
The Boston Beer Co., Inc., Class A *	4,551	2,570,086
The Coca-Cola Co.	1,887,547	88,110,694
The Hain Celestial Group, Inc. *	39,445	1,241,729
The Hershey Co.	72,491	9,835,579
The J.M. Smucker Co.	56,073	6,388,397
The Kraft Heinz Co.	303,788	9,256,420
Tootsie Roll Industries, Inc.	8,365	297,961
TreeHouse Foods, Inc. *	27,311	1,439,563
Turning Point Brands, Inc.	4,217	101,166
Tyson Foods, Inc., Class A	144,157	8,857,006
Universal Corp.	12,698	559,474
Vector Group Ltd.	56,557	646,446
		486,771,553

Health Care Equipment & Services 6.8%
Abbott Laboratories	865,861	82,187,526
ABIOMED, Inc. *	22,003	4,926,472
Acadia Healthcare Co., Inc. *	43,964	1,257,810
Accelerate Diagnostics, Inc. *(a)	12,495	104,333
Accuray, Inc. *	49,147	103,209
Addus HomeCare Corp. *	6,572	650,365
Align Technology, Inc. *	35,097	8,620,525
Allscripts Healthcare Solutions, Inc. *	82,559	521,773
Amedisys, Inc. *	15,925	3,058,396
American Renal Associates Holdings, Inc. *	4,055	25,100
AmerisourceBergen Corp.	73,354	6,993,570
AMN Healthcare Services, Inc. *	23,325	1,034,697

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AngioDynamics, Inc. *	17,560	179,288
Antares Pharma, Inc. *	65,846	188,978
Anthem, Inc.	123,904	36,441,405
Apollo Medical Holdings, Inc. *	12,282	232,007
AtriCure, Inc. *	20,469	978,623
Atrion Corp.	662	424,997
Avanos Medical, Inc. *	24,286	705,751
AxoGen, Inc. *	17,228	167,112
Axonics Modulation Technologies, Inc. *	7,416	271,945
Baxter International, Inc.	249,637	22,469,826
Becton Dickinson & Co.	144,412	35,659,655
BioTelemetry, Inc. *	16,802	792,718
Boston Scientific Corp. *	683,249	25,956,629
Brookdale Senior Living, Inc. *	89,126	326,201
Cantel Medical Corp.	18,803	791,230
Capital Senior Living Corp. *	17,034	11,242
Cardinal Health, Inc.	142,806	7,810,060
Cardiovascular Systems, Inc. *	17,553	679,652
Castlight Health, Inc., Class B *	28,892	22,758
Centene Corp. *	285,149	18,891,121
Cerner Corp.	152,972	11,151,659
Cerus Corp. *	75,771	471,296
Change Healthcare, Inc. *	107,234	1,338,280
Chemed Corp.	7,854	3,758,218
Cigna Corp.	183,179	36,144,880
Community Health Systems, Inc. *	55,678	175,386
Computer Programs & Systems, Inc.	6,710	148,425
CONMED Corp.	14,010	1,028,474
CorVel Corp. *	4,798	325,736
Covetrus, Inc. *	49,122	750,584
CryoLife, Inc. *	17,956	408,140
CryoPort, Inc. *	17,533	430,786
CVS Health Corp.	637,625	41,809,071
Danaher Corp.	308,297	51,365,363
DaVita, Inc. *	43,689	3,537,061
DENTSPLY SIRONA, Inc.	108,454	5,045,280
DexCom, Inc. *	44,730	16,921,806
Edwards Lifesciences Corp. *	101,929	22,905,485
Encompass Health Corp.	48,902	3,582,071
Envista Holdings Corp. *	77,385	1,635,919
Enzo Biochem, Inc. *	19,532	55,666
Evolent Health, Inc., Class A *	36,820	326,962
GenMark Diagnostics, Inc. *	26,312	249,701
Glaukos Corp. *	19,543	761,786
Globus Medical, Inc., Class A *	37,802	2,065,879
Guardant Health, Inc. *	20,019	1,809,517
Haemonetics Corp. *	25,012	2,743,316
Hanger, Inc. *	17,424	319,905
HCA Healthcare, Inc.	129,511	13,844,726
Health Catalyst, Inc. *	3,772	102,372
HealthEquity, Inc. *	34,213	2,120,180
HealthStream, Inc. *	13,270	302,291
Henry Schein, Inc. *	71,177	4,321,867
Heska Corp. *	3,923	344,949
Hill-Rom Holdings, Inc.	32,779	3,332,641
HMS Holdings Corp. *	42,776	1,336,322
Hologic, Inc. *	130,664	6,925,192
Humana, Inc.	64,770	26,597,800
ICU Medical, Inc. *	9,450	1,886,409
IDEXX Laboratories, Inc. *	41,913	12,946,087
Inogen, Inc. *	8,944	339,872
Inovalon Holdings, Inc., Class A *	38,040	715,913
Inspire Medical Systems, Inc. *	7,338	598,341
Insulet Corp. *	30,226	5,699,717
Integer Holdings Corp. *	16,132	1,277,332
Integra LifeSciences Holdings Corp. *	35,458	1,847,716
Intuitive Surgical, Inc. *	56,659	32,863,920
Invacare Corp.	16,610	102,318
iRhythm Technologies, Inc. *	12,870	1,599,870
Security	Number of Shares	Value ($)
Laboratory Corp. of America Holdings *	47,471	8,322,616
Lantheus Holdings, Inc. *	20,441	280,655
LeMaitre Vascular, Inc.	7,249	194,926
LHC Group, Inc. *	14,556	2,365,496
LivaNova plc *	24,289	1,299,219
Livongo Health, Inc. *	6,377	382,174
Magellan Health, Inc. *	10,732	804,793
Masimo Corp. *	24,055	5,777,770
McKesson Corp.	78,841	12,509,701
MEDNAX, Inc. *	41,113	638,485
Medtronic plc	656,048	64,673,212
Meridian Bioscience, Inc. *	22,771	352,040
Merit Medical Systems, Inc. *	26,833	1,207,217
Mesa Laboratories, Inc.	2,089	552,018
Molina Healthcare, Inc. *	30,672	5,699,471
National HealthCare Corp.	5,942	398,530
National Research Corp.	5,998	340,207
Natus Medical, Inc. *	17,560	375,784
Neogen Corp. *	26,158	1,862,973
Nevro Corp. *	15,492	1,945,795
NextGen Healthcare, Inc. *	23,822	245,843
NuVasive, Inc. *	25,806	1,563,844
Omnicell, Inc. *	20,914	1,399,356
Option Care Health, Inc. *	16,812	255,542
OraSure Technologies, Inc. *	30,855	448,632
Orthofix Medical, Inc. *	8,933	304,437
Owens & Minor, Inc.	35,304	279,961
Patterson Cos., Inc.	43,945	865,277
Penumbra, Inc. *	15,773	2,719,581
PetIQ, Inc. *	8,927	273,880
Phreesia, Inc. *	6,167	180,816
Premier, Inc., Class A *	32,797	1,141,008
Progyny, Inc. *	4,875	121,680
Quest Diagnostics, Inc.	65,883	7,792,641
Quidel Corp. *	18,555	3,247,125
R1 RCM, Inc. *	52,620	558,298
RadNet, Inc. *	19,717	335,978
ResMed, Inc.	70,396	11,321,085
SeaSpine Holdings Corp. *	9,121	97,139
Select Medical Holdings Corp. *	53,875	869,542
Senseonics Holdings, Inc. *	68,805	32,111
Shockwave Medical, Inc. *	4,757	209,356
SI-BONE, Inc. *	7,612	133,134
Silk Road Medical, Inc. *	6,435	246,267
Simulations Plus, Inc.	6,069	307,516
SmileDirectClub, Inc. *(a)	28,176	220,055
STAAR Surgical Co. *	13,185	511,578
STERIS plc	41,335	6,857,063
Stryker Corp.	157,884	30,902,635
Surgery Partners, Inc. *	8,266	110,806
Surmodics, Inc. *	6,206	229,498
Tabula Rasa HealthCare, Inc. *	9,836	525,537
Tactile Systems Technology, Inc. *	9,888	479,074
Tandem Diabetes Care, Inc. *	27,463	2,283,548
Teladoc Health, Inc. *	35,277	6,140,315
Teleflex, Inc.	22,656	8,220,956
Tenet Healthcare Corp. *	50,755	1,104,429
The Cooper Cos., Inc.	24,284	7,697,542
The Ensign Group, Inc.	24,367	1,065,325
The Pennant Group, Inc. *	12,183	310,545
The Providence Service Corp. *	5,832	469,476
Tivity Health, Inc. *	22,864	243,502
TransMedics Group, Inc. *	3,255	42,999
Triple-S Management Corp., Class B *	10,652	211,975
UnitedHealth Group, Inc.	463,974	141,442,474
Universal Health Services, Inc., Class B	39,302	4,144,396
US Physical Therapy, Inc.	6,159	456,628
Varex Imaging Corp. *	19,059	357,547
Varian Medical Systems, Inc. *	44,519	5,404,161

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Veeva Systems, Inc., Class A *	64,250	14,062,397
ViewRay, Inc. *	50,253	87,943
Vocera Communications, Inc. *	15,685	307,897
West Pharmaceutical Services, Inc.	36,368	7,856,943
Wright Medical Group N.V. *	62,067	1,834,080
Zimmer Biomet Holdings, Inc.	101,177	12,782,702
		994,154,618

Household & Personal Products 1.7%
BellRing Brands, Inc., Class A *	19,165	384,833
Central Garden & Pet Co. *	5,071	186,055
Central Garden & Pet Co., Class A *	19,260	659,848
Church & Dwight Co., Inc.	119,551	8,974,694
Colgate-Palmolive Co.	418,980	30,304,823
Coty, Inc., Class A	145,695	528,873
Edgewell Personal Care Co. *	27,340	831,683
elf Beauty, Inc. *	13,027	223,283
Energizer Holdings, Inc.	31,807	1,395,691
Herbalife Nutrition Ltd. *	44,883	1,967,671
Inter Parfums, Inc.	8,589	398,615
Kimberly-Clark Corp.	167,740	23,725,146
Medifast, Inc. (a)	5,908	604,625
Nu Skin Enterprises, Inc., Class A	27,749	1,031,708
Revlon, Inc., Class A *(a)	3,422	35,041
Spectrum Brands Holdings, Inc.	20,236	957,567
The Clorox Co.	61,573	12,699,431
The Estee Lauder Cos., Inc., Class A	108,949	21,514,159
The Procter & Gamble Co.	1,220,831	141,518,729
USANA Health Sciences, Inc. *	5,954	504,423
WD-40 Co.	6,788	1,302,278
		249,749,176

Insurance 2.2%
Aflac, Inc.	360,801	13,158,412
Alleghany Corp.	7,180	3,684,058
Ambac Financial Group, Inc. *	21,829	292,945
American Equity Investment Life Holding Co.	43,473	942,929
American Financial Group, Inc.	36,424	2,194,182
American International Group, Inc.	425,666	12,795,520
American National Insurance Co.	4,227	317,659
AMERISAFE, Inc.	9,291	570,282
Aon plc, Class A	114,756	22,601,194
Arch Capital Group Ltd. *	198,303	5,596,111
Argo Group International Holdings Ltd.	16,661	511,326
Arthur J. Gallagher & Co.	90,910	8,570,995
Assurant, Inc.	29,453	3,021,289
Assured Guaranty Ltd.	46,610	1,208,597
Athene Holding Ltd., Class A *	57,446	1,659,615
Axis Capital Holdings Ltd.	41,232	1,547,849
Benefytt Technologies, Inc. *(a)	4,180	82,053
Brighthouse Financial, Inc. *	52,839	1,569,847
Brown & Brown, Inc.	113,422	4,559,564
BRP Group, Inc., Class A *	9,335	115,754
Chubb Ltd.	222,096	27,082,386
Cincinnati Financial Corp.	74,356	4,383,286
Citizens, Inc. *	21,875	133,000
CNA Financial Corp.	13,251	400,578
CNO Financial Group, Inc.	75,525	1,083,784
Crawford & Co., Class A	6,897	41,520
Crawford & Co., Class B	6,964	39,973
Donegal Group, Inc., Class A	4,466	63,641
eHealth, Inc. *	12,214	1,592,950
Employers Holdings, Inc.	14,861	444,195
Enstar Group Ltd. *	7,477	1,064,725
Erie Indemnity Co., Class A	9,112	1,642,347
Everest Re Group Ltd.	20,238	4,015,422
Security	Number of Shares	Value ($)
FBL Financial Group, Inc., Class A	4,858	173,479
Fidelity National Financial, Inc.	135,423	4,319,994
First American Financial Corp.	54,953	2,774,577
Genworth Financial, Inc., Class A *	242,264	738,905
Global Indemnity Ltd.	3,150	76,419
Globe Life, Inc.	48,814	3,759,654
Goosehead Insurance, Inc., Class A *	5,803	347,890
Greenlight Capital Re Ltd., Class A *	15,324	110,946
Horace Mann Educators Corp.	20,926	764,218
Independence Holding Co.	2,501	72,654
James River Group Holdings Ltd.	14,175	548,147
Kemper Corp.	30,783	1,951,642
Kinsale Capital Group, Inc.	10,401	1,553,077
Lincoln National Corp.	96,938	3,676,858
Loews Corp.	125,390	4,167,964
Markel Corp. *	6,757	6,063,867
Marsh & McLennan Cos., Inc.	247,242	26,187,873
MBIA, Inc. *	39,110	276,899
Mercury General Corp.	13,479	542,260
MetLife, Inc.	384,230	13,836,122
National General Holdings Corp.	30,777	624,773
National Western Life Group, Inc., Class A	1,265	247,851
NI Holdings, Inc. *	3,867	57,966
Old Republic International Corp.	139,972	2,182,164
Palomar Holdings, Inc. *	8,837	657,650
Primerica, Inc.	20,059	2,279,505
Principal Financial Group, Inc.	125,675	4,853,569
ProAssurance Corp.	27,288	376,574
ProSight Global, Inc. *	4,276	37,885
Prudential Financial, Inc.	196,889	12,002,353
Reinsurance Group of America, Inc.	30,691	2,785,208
RenaissanceRe Holdings Ltd.	21,410	3,593,883
RLI Corp.	19,906	1,571,778
Safety Insurance Group, Inc.	7,339	559,525
Selective Insurance Group, Inc.	28,860	1,513,707
State Auto Financial Corp.	8,592	171,325
Stewart Information Services Corp.	12,158	374,710
The Allstate Corp.	158,558	15,508,558
The Hanover Insurance Group, Inc.	19,188	1,925,516
The Hartford Financial Services Group, Inc.	175,218	6,709,097
The Progressive Corp.	286,207	22,232,560
The Travelers Cos., Inc.	125,929	13,471,884
Third Point Reinsurance Ltd. *	40,306	297,458
Trupanion, Inc. *	15,557	468,577
United Fire Group, Inc.	11,062	296,793
United Insurance Holdings Corp.	11,464	89,878
Universal Insurance Holdings, Inc.	15,625	279,063
Unum Group	99,816	1,512,212
W.R. Berkley Corp.	71,729	4,156,696
Watford Holdings Ltd. *	2,739	40,455
White Mountains Insurance Group Ltd.	1,463	1,339,464
Willis Towers Watson plc	62,919	12,766,265
		313,916,335

Materials 2.7%
AdvanSix, Inc. *	13,607	161,107
Air Products and Chemicals, Inc.	107,921	26,079,110
Albemarle Corp.	52,103	3,986,922
Alcoa Corp. *	92,623	853,058
Allegheny Technologies, Inc. *	60,242	522,901
Amcor plc	794,347	8,110,283
American Vanguard Corp.	12,499	166,237
AptarGroup, Inc.	31,120	3,466,457
Arconic Corp. *	47,616	689,004
Ashland Global Holdings, Inc.	29,519	1,982,496
Avery Dennison Corp.	41,269	4,567,240

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Axalta Coating Systems Ltd. *	102,038	2,358,098
Balchem Corp.	15,769	1,587,150
Ball Corp.	159,748	11,383,642
Berry Global Group, Inc. *	64,756	2,908,192
Boise Cascade Co.	19,705	670,561
Cabot Corp.	27,209	971,905
Carpenter Technology Corp.	23,312	544,801
Celanese Corp.	58,954	5,300,554
Century Aluminum Co. *	23,631	140,841
CF Industries Holdings, Inc.	106,982	3,142,061
Chase Corp.	3,389	337,714
Clearwater Paper Corp. *	8,486	245,839
Cleveland-Cliffs, Inc.	190,673	995,313
Coeur Mining, Inc. *	122,055	701,816
Commercial Metals Co.	58,222	999,090
Compass Minerals International, Inc.	16,400	790,152
Contura Energy, Inc. *	16,201	62,212
Corteva, Inc.	367,695	10,041,750
Crown Holdings, Inc. *	66,460	4,348,478
Domtar Corp.	27,917	569,507
Dow, Inc.	363,470	14,029,942
DuPont de Nemours, Inc.	363,382	18,434,369
Eagle Materials, Inc.	20,670	1,379,929
Eastman Chemical Co.	66,887	4,553,667
Ecolab, Inc.	122,799	26,104,611
Element Solutions, Inc. *	108,906	1,185,986
Ferro Corp. *	41,314	496,594
FMC Corp.	63,882	6,286,628
Forterra, Inc. *	12,318	108,645
Freeport-McMoRan, Inc.	711,193	6,450,521
FutureFuel Corp.	13,581	177,639
GCP Applied Technologies, Inc. *	26,366	531,011
Graphic Packaging Holding Co.	142,538	2,062,525
Greif, Inc., Class A	14,878	505,554
Greif, Inc., Class B	1,387	53,178
H.B. Fuller Co.	25,082	943,585
Hawkins, Inc.	4,902	210,296
Haynes International, Inc.	6,004	137,071
Hecla Mining Co.	250,302	831,003
Huntsman Corp.	96,979	1,760,169
Ingevity Corp. *	20,533	1,081,473
Innospec, Inc.	11,692	901,336
International Flavors & Fragrances, Inc.	52,449	6,985,682
International Paper Co.	191,600	6,523,980
Kaiser Aluminum Corp.	7,695	552,116
Koppers Holdings, Inc. *	9,170	151,947
Kraton Corp. *	15,098	230,245
Kronos Worldwide, Inc.	9,032	88,152
Linde plc	262,499	53,114,048
Livent Corp. *	71,215	479,989
Loop Industries, Inc. *(a)	8,010	68,726
Louisiana-Pacific Corp.	57,107	1,348,296
LyondellBasell Industries N.V., Class A	126,307	8,053,334
Martin Marietta Materials, Inc.	30,546	5,867,581
Materion Corp.	10,639	558,548
McEwen Mining, Inc. *(a)	134,110	121,209
Mercer International, Inc.	20,414	164,741
Minerals Technologies, Inc.	17,597	867,708
Myers Industries, Inc.	18,679	254,221
Neenah, Inc.	8,098	409,435
NewMarket Corp.	3,565	1,554,803
Newmont Corp.	401,384	23,468,922
Nucor Corp.	147,881	6,249,451
O-I Glass, Inc.	76,326	584,657
Olin Corp.	80,213	964,962
P.H. Glatfelter Co.	22,211	342,272
Packaging Corp. of America	46,182	4,683,317
PolyOne Corp.	44,324	1,098,349
PPG Industries, Inc.	115,453	11,738,107
Security	Number of Shares	Value ($)
PQ Group Holdings, Inc. *	17,494	219,550
Quaker Chemical Corp.	6,282	1,073,280
Rayonier Advanced Materials, Inc.	22,522	48,873
Reliance Steel & Aluminum Co.	32,811	3,182,667
Resolute Forest Products, Inc. *	43,796	81,461
Royal Gold, Inc.	32,197	4,288,640
RPM International, Inc.	63,470	4,746,287
Schnitzer Steel Industries, Inc., Class A	12,652	198,636
Schweitzer-Mauduit International, Inc.	14,693	446,520
Sealed Air Corp.	74,770	2,400,117
Sensient Technologies Corp.	20,667	1,035,830
Silgan Holdings, Inc.	38,098	1,273,997
Sonoco Products Co.	48,688	2,522,525
Steel Dynamics, Inc.	104,842	2,784,604
Stepan Co.	10,043	975,778
Summit Materials, Inc., Class A *	55,506	843,136
SunCoke Energy, Inc.	43,796	149,344
The Chemours Co.	82,052	1,075,702
The Mosaic Co.	169,992	2,055,203
The Scotts Miracle-Gro Co.	19,469	2,775,695
The Sherwin-Williams Co.	40,210	23,878,709
TimkenSteel Corp. *	20,581	72,034
Tredegar Corp.	12,912	197,683
Trinseo S.A.	19,628	403,944
Tronox Holdings plc, Class A	49,222	326,834
United States Lime & Minerals, Inc.	1,458	108,125
United States Steel Corp. (a)	80,947	650,814
US Concrete, Inc. *	7,417	154,719
Valvoline, Inc.	92,247	1,692,732
Venator Materials plc *	22,590	29,593
Verso Corp., Class A *	18,672	268,503
Vulcan Materials Co.	64,752	7,013,937
W.R. Grace & Co.	27,534	1,437,275
Warrior Met Coal, Inc.	24,831	349,620
Westlake Chemical Corp.	16,643	793,871
Westrock Co.	125,457	3,520,323
Worthington Industries, Inc.	17,685	529,135
		397,040,717

Media & Entertainment 8.2%
Activision Blizzard, Inc.	375,710	27,043,606
Alphabet, Inc., Class A *	146,747	210,364,760
Alphabet, Inc., Class C *	146,299	209,049,567
Altice USA, Inc., Class A *	151,293	3,891,256
AMC Entertainment Holdings, Inc., Class A (a)	28,329	145,328
AMC Networks, Inc., Class A *	22,309	630,675
ANGI Homeservices, Inc., Class A *(a)	37,110	402,644
Cable One, Inc.	2,489	4,696,469
Cardlytics, Inc. *	9,226	628,198
Cargurus, Inc. *	34,761	903,091
Cars.com, Inc. *	31,231	192,695
Central European Media Enterprises Ltd., Class A *	36,740	146,960
Charter Communications, Inc., Class A *	76,769	41,762,336
Cinemark Holdings, Inc.	52,445	788,248
Clear Channel Outdoor Holdings, Inc. *	176,858	170,810
Comcast Corp., Class A	2,223,428	88,047,749
Discovery, Inc., Class A *	77,488	1,685,364
Discovery, Inc., Class C *	163,442	3,201,829
DISH Network Corp., Class A *	125,457	3,970,714
Electronic Arts, Inc. *	143,089	17,582,776
Emerald Holding, Inc.	15,002	33,304
Entercom Communications Corp., Class A	59,648	99,612
Entravision Communications Corp., Class A	28,254	42,381
Eventbrite, Inc., Class A *	17,829	153,686

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Facebook, Inc., Class A *	1,178,162	265,192,485
Fox Corp., Class A	172,876	5,042,793
Fox Corp., Class B	79,476	2,287,319
Gannett Co., Inc.	59,051	77,357
Glu Mobile, Inc. *	59,403	592,842
Gray Television, Inc. *	44,080	614,475
Hemisphere Media Group, Inc. *	10,734	105,193
IAC/InterActiveCorp *	35,494	9,596,513
iHeartMedia, Inc. Class A *	28,033	243,887
John Wiley & Sons, Inc., Class A	22,139	889,988
Liberty Broadband Corp., Class A *	12,107	1,630,692
Liberty Broadband Corp., Class C *	74,442	10,170,266
Liberty Media Corp. - Liberty Braves, Class A *	5,283	119,343
Liberty Media Corp. - Liberty Braves, Class C *	16,695	366,455
Liberty Media Corp. - Liberty Formula One, Class A *	12,144	410,710
Liberty Media Corp. - Liberty Formula One, Class C *	100,026	3,465,901
Liberty Media Corp. - Liberty SiriusXM, Class A *	40,471	1,477,192
Liberty Media Corp. - Liberty SiriusXM, Class C *	72,264	2,635,468
Liberty TripAdvisor Holdings, Inc., Class A *	35,734	84,868
Lions Gate Entertainment Corp., Class A *	27,133	216,250
Lions Gate Entertainment Corp., Class B *	52,615	396,191
Live Nation Entertainment, Inc. *	69,419	3,412,638
Loral Space & Communications, Inc.	5,575	104,977
Madison Square Garden Entertainment Corp. *	8,323	659,431
Madison Square Garden Sports C *	8,301	1,416,400
Match Group, Inc. *(a)	26,577	2,366,416
Meredith Corp.	19,412	290,015
MSG Networks, Inc., Class A *	23,692	293,307
National CineMedia, Inc.	25,712	70,708
Netflix, Inc. *	214,709	90,119,809
News Corp., Class A	189,845	2,325,601
News Corp., Class B	59,395	728,183
Nexstar Media Group, Inc., Class A	22,946	1,911,631
Omnicom Group, Inc.	106,393	5,829,273
Pinterest, Inc., Class A *	49,970	1,013,891
QuinStreet, Inc. *	22,460	227,744
Roku, Inc. *	44,543	4,877,904
Scholastic Corp.	15,315	450,261
Sciplay Corp., Class A *	11,207	157,122
Sinclair Broadcast Group, Inc., Class A	32,281	603,332
Sirius XM Holdings, Inc.	667,504	3,884,873
Snap, Inc., Class A *	383,428	7,262,126
Take-Two Interactive Software, Inc. *	55,589	7,569,554
TechTarget, Inc. *	11,353	312,094
TEGNA, Inc.	107,575	1,260,779
The E.W. Scripps Co., Class A	27,012	234,194
The Interpublic Group of Cos., Inc.	189,013	3,234,012
The Marcus Corp.	11,111	149,776
The New York Times Co., Class A	69,800	2,738,254
The Walt Disney Co.	882,160	103,477,368
Tribune Publishing Co.	8,766	83,277
TripAdvisor, Inc.	50,742	978,306
TrueCar, Inc. *	43,571	117,642
Twitter, Inc. *	380,171	11,773,896
ViacomCBS, Inc., Class B	269,908	5,597,892
WideOpenWest, Inc. *	14,674	95,528
World Wrestling Entertainment, Inc., Class A	23,432	1,084,199
Security	Number of Shares	Value ($)
Yelp, Inc. *	31,751	690,267
Zillow Group, Inc., Class A *	16,551	959,296
Zillow Group, Inc., Class C *	66,322	3,846,013
Zynga, Inc., Class A *	461,202	4,219,998
		1,197,678,233

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
10X Genomics, Inc., Class A *	5,652	440,686
89bio, Inc. *	2,822	72,695
AbbVie, Inc.	863,871	80,054,926
ACADIA Pharmaceuticals, Inc. *	55,058	2,735,281
Acceleron Pharma, Inc. *	22,923	2,265,480
Acorda Therapeutics, Inc. *	43,383	32,433
Adaptive Biotechnologies Corp. *	11,071	428,448
Adverum Biotechnologies, Inc. *	29,789	614,547
Aerie Pharmaceuticals, Inc. *	20,165	282,915
Agenus, Inc. *	51,709	192,875
Agilent Technologies, Inc.	151,410	13,345,277
Agios Pharmaceuticals, Inc. *	28,911	1,495,855
Aimmune Therapeutics, Inc. *	19,323	320,955
Akcea Therapeutics, Inc. *	8,439	125,741
Akebia Therapeutics, Inc. *	59,838	696,514
Akero Therapeutics, Inc. *	3,797	96,520
Alector, Inc. *	18,232	596,186
Alexion Pharmaceuticals, Inc. *	108,197	12,972,820
Alkermes plc *	75,913	1,241,937
Allakos, Inc. *	11,992	779,480
Allogene Therapeutics, Inc. *	25,183	1,212,813
Alnylam Pharmaceuticals, Inc. *	54,593	7,384,795
AMAG Pharmaceuticals, Inc. *	17,113	131,941
Amgen, Inc.	291,001	66,842,930
Amicus Therapeutics, Inc. *	123,344	1,538,716
Amneal Pharmaceuticals, Inc. *	47,835	232,956
Amphastar Pharmaceuticals, Inc. *	15,905	296,469
AnaptysBio, Inc. *	12,119	231,231
ANI Pharmaceuticals, Inc. *	4,640	144,118
Anika Therapeutics, Inc. *	7,413	248,558
Apellis Pharmaceuticals, Inc. *	24,535	826,584
Aprea Therapeutics, Inc. *	3,187	85,603
Arcus Biosciences, Inc. *	15,163	475,360
Arena Pharmaceuticals, Inc. *	26,462	1,581,634
Arrowhead Pharmaceuticals, Inc. *	48,875	1,575,730
Arvinas, Inc. *	7,449	247,828
Assembly Biosciences, Inc. *	15,518	302,446
Assertio Holdings, Inc. *	15,751	15,540
Atara Biotherapeutics, Inc. *	28,329	325,784
Athenex, Inc. *	22,655	246,260
Avantor, Inc. *	131,933	2,502,769
Avrobio, Inc. *	10,678	215,909
Axsome Therapeutics, Inc. *	13,376	1,029,684
Bio-Rad Laboratories, Inc., Class A *	10,627	5,221,258
Bio-Techne Corp.	18,662	4,941,698
BioCryst Pharmaceuticals, Inc. *	64,756	291,078
Biogen, Inc. *	88,330	27,125,260
Biohaven Pharmaceutical Holding Co., Ltd. *	21,267	1,328,549
BioMarin Pharmaceutical, Inc. *	87,685	9,342,837
Bluebird Bio, Inc. *	31,546	2,007,272
Blueprint Medicines Corp. *	26,474	1,724,516
Bridgebio Pharma, Inc. *	9,922	291,012
Bristol-Myers Squibb Co.	1,148,128	68,566,204
Bruker Corp.	49,663	2,149,415
Cara Therapeutics, Inc. *	20,199	320,558
CareDx, Inc. *	18,675	599,841
CASI Pharmaceuticals, Inc. *	24,282	64,104
Catalent, Inc. *	75,856	5,896,287
Catalyst Pharmaceuticals, Inc. *	47,190	203,389

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	24,206	4,348,850
Chimerix, Inc. *	22,347	69,723
Clovis Oncology, Inc. *(a)	35,620	246,490
Codexis, Inc. *	23,820	295,844
Coherus Biosciences, Inc. *	28,942	539,479
Corcept Therapeutics, Inc. *	48,338	731,837
Cortexyme, Inc. *(a)	2,562	118,083
Crinetics Pharmaceuticals, Inc. *	2,522	41,209
Cymabay Therapeutics, Inc. *	32,393	120,016
Cytokinetics, Inc. *	28,418	588,537
CytomX Therapeutics, Inc. *	22,330	197,844
Deciphera Pharmaceuticals, Inc. *	10,125	593,021
Denali Therapeutics, Inc. *	36,242	1,008,615
Dicerna Pharmaceuticals, Inc. *	29,507	636,466
Dynavax Technologies Corp. *	43,811	268,123
Eagle Pharmaceuticals, Inc. *	4,313	221,084
Editas Medicine, Inc. *	25,283	684,411
Eidos Therapeutics, Inc. *	3,102	151,719
Elanco Animal Health, Inc. *	193,803	4,149,322
Eli Lilly and Co.	413,955	63,314,417
Eloxx Pharmaceuticals, Inc. *	12,146	41,175
Emergent BioSolutions, Inc. *	21,226	1,772,159
Enanta Pharmaceuticals, Inc. *	8,275	426,080
Endo International plc *	99,014	382,194
Epizyme, Inc. *	35,424	621,691
Esperion Therapeutics, Inc. *(a)	11,867	502,805
Exact Sciences Corp. *	68,415	5,875,480
Exelixis, Inc. *	147,651	3,648,456
Fate Therapeutics, Inc. *	30,583	991,807
FibroGen, Inc. *	39,230	1,311,851
Five Prime Therapeutics, Inc. *	18,900	100,170
Flexion Therapeutics, Inc. *	15,550	177,737
Frequency Therapeutics, Inc. *(a)	4,123	76,523
G1 Therapeutics, Inc. *	13,044	221,357
Geron Corp. *	94,414	152,007
Gilead Sciences, Inc.	618,997	48,176,537
Global Blood Therapeutics, Inc. *	29,368	2,053,411
Gossamer Bio, Inc. *	18,663	226,755
Gritstone Oncology, Inc. *	10,221	66,028
Halozyme Therapeutics, Inc. *	56,344	1,367,469
Harpoon Therapeutics, Inc. *	5,135	111,738
Heron Therapeutics, Inc. *	38,102	694,218
Homology Medicines, Inc. *	12,147	172,973
Horizon Therapeutics plc *	92,138	4,674,161
IGM Biosciences, Inc. *(a)	5,955	385,765
Illumina, Inc. *	71,959	26,124,715
ImmunoGen, Inc. *	84,500	395,460
Immunomedics, Inc. *	97,214	3,265,418
Incyte Corp. *	87,408	8,907,749
Innoviva, Inc. *	31,083	434,230
Inovio Pharmaceuticals, Inc. *(a)	67,378	993,826
Insmed, Inc. *	48,479	1,177,555
Intellia Therapeutics, Inc. *	20,101	351,969
Intercept Pharmaceuticals, Inc. *	12,388	895,157
Intersect ENT, Inc. *	15,026	167,540
Intra-Cellular Therapies, Inc. *	28,141	587,584
Invitae Corp. *	53,173	894,370
Ionis Pharmaceuticals, Inc. *	62,744	3,526,840
Iovance Biotherapeutics, Inc. *	56,805	1,822,872
IQVIA Holdings, Inc. *	88,339	13,208,447
Ironwood Pharmaceuticals, Inc. *	78,249	761,363
Jazz Pharmaceuticals plc *	27,497	3,280,942
Johnson & Johnson	1,288,453	191,657,384
Jounce Therapeutics, Inc. *	10,048	54,159
Karuna Therapeutics, Inc. *	5,136	482,065
Karyopharm Therapeutics, Inc. *	32,478	600,518
Kodiak Sciences, Inc. *	11,944	771,702
Krystal Biotech, Inc. *	5,535	284,554
Security	Number of Shares	Value ($)
Kura Oncology, Inc. *	19,875	339,664
La Jolla Pharmaceutical Co. *	13,204	62,323
Lannett Co., Inc. *	14,705	112,493
Lexicon Pharmaceuticals, Inc. *(a)	22,677	43,313
Ligand Pharmaceuticals, Inc. *(a)	7,822	794,481
Luminex Corp.	19,356	603,133
MacroGenics, Inc. *	25,065	482,251
Madrigal Pharmaceuticals, Inc. *	4,856	563,393
Mallinckrodt plc *(a)	38,410	108,316
MannKind Corp. *(a)	87,994	132,871
Medpace Holdings, Inc. *	13,613	1,263,559
Merck & Co., Inc.	1,246,714	100,634,754
Mettler-Toledo International, Inc. *	11,948	9,498,660
Mirati Therapeutics, Inc. *	18,143	1,799,604
Moderna, Inc. *	144,704	8,899,296
Momenta Pharmaceuticals, Inc. *	54,573	1,717,958
Morphic Holding, Inc. *	3,550	73,769
Mylan N.V. *	253,861	4,333,407
MyoKardia, Inc. *	25,387	2,596,836
Myriad Genetics, Inc. *	36,428	529,299
NanoString Technologies, Inc. *	16,372	499,837
NantKwest, Inc. *(a)	12,779	86,130
Natera, Inc. *	31,175	1,367,024
Nektar Therapeutics *	85,515	1,855,676
NeoGenomics, Inc. *	50,290	1,342,240
Neurocrine Biosciences, Inc. *	44,628	5,567,789
NextCure, Inc. *	4,633	144,596
NGM Biopharmaceuticals, Inc. *	1,704	33,620
Novavax, Inc. *	25,258	1,162,878
Odonate Therapeutics, Inc. *	4,544	148,452
Omeros Corp. *(a)	23,335	347,225
OPKO Health, Inc. *(a)	195,736	446,278
Optinose, Inc. *	15,723	67,923
Organogenesis Holdings, Inc. *	15,693	64,812
Pacific Biosciences of California, Inc. *	66,729	234,886
Pacira BioSciences, Inc. *	20,753	912,094
Paratek Pharmaceuticals, Inc. *	14,649	65,042
PDL BioPharma, Inc. *	66,680	218,044
PerkinElmer, Inc.	54,627	5,488,375
Perrigo Co., plc	66,837	3,660,663
Personalis, Inc. *	4,383	51,895
Pfizer, Inc.	2,710,207	103,502,805
Phathom Pharmaceuticals, Inc. *	5,525	233,597
Phibro Animal Health Corp., Class A	10,032	262,838
Portola Pharmaceuticals, Inc. *	35,422	635,825
PRA Health Sciences, Inc. *	30,816	3,189,456
Precigen, Inc. *(a)	36,747	80,843
Precision BioSciences, Inc. *	5,537	38,814
Prestige Consumer Healthcare, Inc. *	25,224	1,064,453
Principia Biopharma, Inc. *	8,824	563,765
Progenics Pharmaceuticals, Inc. *	38,007	161,340
Prothena Corp. plc *	19,597	208,904
PTC Therapeutics, Inc. *	29,405	1,491,128
Puma Biotechnology, Inc. *	16,613	169,619
Quanterix Corp. *	8,095	223,341
Radius Health, Inc. *	20,712	262,214
RAPT Therapeutics, Inc. *	3,358	61,384
Reata Pharmaceuticals, Inc., Class A *	12,504	1,817,081
Regeneron Pharmaceuticals, Inc. *	49,372	30,255,655
REGENXBIO, Inc. *	16,188	609,640
Relmada Therapeutics, Inc. *	6,084	293,310
Repligen Corp. *	23,030	3,016,239
Retrophin, Inc. *	22,291	349,634
Revance Therapeutics, Inc. *	24,588	513,889
Rhythm Pharmaceuticals, Inc. *	13,991	271,285
Rocket Pharmaceuticals, Inc. *	15,665	294,659
Rubius Therapeutics, Inc. *(a)	16,628	107,251
Sage Therapeutics, Inc. *	25,282	903,073
Sangamo Therapeutics, Inc. *	59,787	669,017

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	34,693	5,282,703
Satsuma Pharmaceuticals, Inc. *	1,617	42,365
Seattle Genetics, Inc. *	56,292	8,849,665
Seres Therapeutics, Inc. *	24,364	133,758
SIGA Technologies, Inc. *	32,391	194,022
Spectrum Pharmaceuticals, Inc. *	55,109	162,020
SpringWorks Therapeutics, Inc. *	4,529	172,419
Stemline Therapeutics, Inc. *	22,343	265,435
Stoke Therapeutics, Inc. *	4,095	113,268
Supernus Pharmaceuticals, Inc. *	25,879	624,201
Syneos Health, Inc. *	30,941	1,887,092
Syros Pharmaceuticals, Inc. *	14,649	143,414
TCR2 Therapeutics, Inc. *	5,251	53,035
TG Therapeutics, Inc. *	43,304	807,620
TherapeuticsMD, Inc. *(a)	102,387	115,697
Theravance Biopharma, Inc. *	23,277	587,744
Thermo Fisher Scientific, Inc.	196,367	68,569,393
Tricida, Inc. *	13,819	371,178
Turning Point Therapeutics, Inc. *	9,700	671,725
Twist Bioscience Corp. *	14,241	540,446
Ultragenyx Pharmaceutical, Inc. *	27,385	1,874,777
United Therapeutics Corp. *	21,222	2,503,135
UNITY Biotechnology, Inc. *	11,696	95,673
Vanda Pharmaceuticals, Inc. *	25,178	295,086
Veracyte, Inc. *	21,791	543,468
Vericel Corp. *	21,887	314,735
Vertex Pharmaceuticals, Inc. *	125,771	36,217,017
Viela Bio, Inc. *	5,903	276,851
Voyager Therapeutics, Inc. *	11,045	133,645
Waters Corp. *	31,668	6,328,850
WaVe Life Sciences Ltd. *(a)	8,871	90,307
Xencor, Inc. *	23,696	716,804
Y-mAbs Therapeutics, Inc. *	8,475	323,576
ZIOPHARM Oncology, Inc. *	80,196	237,380
Zoetis, Inc.	233,546	32,553,977
Zogenix, Inc. *	26,075	759,565
		1,232,220,527

Real Estate 3.6%
Acadia Realty Trust	43,327	508,226
Agree Realty Corp.	24,560	1,541,631
Alexander & Baldwin, Inc.	34,604	394,832
Alexander's, Inc.	1,052	273,352
Alexandria Real Estate Equities, Inc.	60,044	9,229,964
Altisource Portfolio Solutions S.A. *	4,584	65,230
American Assets Trust, Inc.	23,285	609,368
American Campus Communities, Inc.	67,212	2,170,948
American Finance Trust, Inc.	52,114	381,474
American Homes 4 Rent, Class A	124,939	3,153,460
American Tower Corp.	216,790	55,968,674
Americold Realty Trust	94,124	3,361,168
Apartment Investment & Management Co., Class A	73,037	2,692,874
Apple Hospitality REIT, Inc.	101,942	1,040,828
Armada Hoffler Properties, Inc.	27,064	233,292
Ashford Hospitality Trust, Inc.	53,218	36,720
AvalonBay Communities, Inc.	68,398	10,670,772
Boston Properties, Inc.	70,371	6,050,499
Braemar Hotels & Resorts, Inc.	15,554	52,884
Brandywine Realty Trust	87,029	839,830
Brixmor Property Group, Inc.	145,073	1,619,015
Camden Property Trust	47,476	4,347,377
CareTrust REIT, Inc.	46,409	864,600
CBL & Associates Properties, Inc. *	85,908	25,807
CBRE Group, Inc., Class A *	163,479	7,189,806
Cedar Realty Trust, Inc.	46,170	34,374
Chatham Lodging Trust	22,910	154,643
City Office REIT, Inc.	26,253	243,628
Security	Number of Shares	Value ($)
Colony Capital, Inc.	244,867	492,183
Columbia Property Trust, Inc.	58,080	739,358
Community Healthcare Trust, Inc.	8,872	323,118
CoreCivic, Inc.	59,073	710,648
CorEnergy Infrastructure Trust, Inc.	6,110	61,100
CorePoint Lodging, Inc.	19,919	78,879
CoreSite Realty Corp.	19,745	2,464,571
Corporate Office Properties Trust	54,505	1,360,990
Cousins Properties, Inc.	71,435	2,223,057
Crown Castle International Corp.	203,898	35,103,080
CubeSmart	94,057	2,676,862
CyrusOne, Inc.	55,826	4,150,105
DiamondRock Hospitality Co.	96,644	578,898
Digital Realty Trust, Inc.	128,735	18,481,197
Diversified Healthcare Trust	115,773	414,467
Douglas Emmett, Inc.	80,547	2,364,860
Duke Realty Corp.	179,354	6,184,126
Easterly Government Properties, Inc.	35,700	894,999
EastGroup Properties, Inc.	18,892	2,196,195
Empire State Realty Trust, Inc., Class A	74,852	496,269
EPR Properties	38,576	1,217,844
Equinix, Inc.	43,220	30,151,569
Equity Commonwealth	59,379	2,001,072
Equity LifeStyle Properties, Inc.	89,331	5,565,321
Equity Residential	170,953	10,352,914
Essential Properties Realty Trust, Inc.	44,980	613,527
Essex Property Trust, Inc.	32,380	7,860,893
eXp World Holdings, Inc. *(a)	9,385	100,326
Extra Space Storage, Inc.	63,652	6,158,331
Federal Realty Investment Trust	34,546	2,760,571
First Industrial Realty Trust, Inc.	61,956	2,346,893
Forestar Group, Inc. *	9,547	144,828
Four Corners Property Trust, Inc.	34,877	754,041
Franklin Street Properties Corp.	50,345	268,842
Front Yard Residential Corp.	27,227	204,202
FRP Holdings, Inc. *	3,539	139,967
Gaming & Leisure Properties, Inc.	99,456	3,435,210
Getty Realty Corp.	15,919	423,764
Gladstone Commercial Corp.	13,746	246,328
Global Net Lease, Inc.	45,327	635,938
Healthcare Realty Trust, Inc.	64,204	1,971,063
Healthcare Trust of America, Inc., Class A	101,520	2,687,234
Healthpeak Properties, Inc.	242,840	5,983,578
Hersha Hospitality Trust	18,328	92,373
Highwoods Properties, Inc.	50,186	1,920,618
Host Hotels & Resorts, Inc.	349,841	4,177,102
Hudson Pacific Properties, Inc.	74,495	1,800,544
Independence Realty Trust, Inc.	44,531	440,412
Industrial Logistics Properties Trust	30,906	579,487
Innovative Industrial Properties, Inc.	8,679	709,248
Investors Real Estate Trust	5,792	410,653
Invitation Homes, Inc.	263,335	6,925,710
Iron Mountain, Inc.	140,467	3,618,430
iStar, Inc.	36,666	400,759
JBG SMITH Properties	57,695	1,715,272
Jones Lang LaSalle, Inc.	25,327	2,593,485
Kennedy-Wilson Holdings, Inc.	58,503	820,212
Kilroy Realty Corp.	47,717	2,725,595
Kimco Realty Corp.	206,921	2,298,892
Kite Realty Group Trust	42,321	410,514
Lamar Advertising Co., Class A	42,024	2,786,191
Lexington Realty Trust	120,849	1,174,652
Life Storage, Inc.	22,960	2,238,141
LTC Properties, Inc.	18,966	698,138
Mack-Cali Realty Corp.	44,983	684,191
Marcus & Millichap, Inc. *	11,089	305,724
Medical Properties Trust, Inc.	252,289	4,561,385

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mid-America Apartment Communities, Inc.	55,968	6,512,436
Monmouth Real Estate Investment Corp., Class A	48,974	635,683
National Health Investors, Inc.	20,980	1,164,180
National Retail Properties, Inc.	84,102	2,639,962
National Storage Affiliates Trust	28,699	861,257
New Senior Investment Group, Inc.	40,238	116,690
Newmark Group, Inc., Class A	78,161	332,184
NexPoint Residential Trust, Inc.	12,008	384,016
Office Properties Income Trust	22,615	571,933
Omega Healthcare Investors, Inc.	107,539	3,348,764
One Liberty Properties, Inc.	7,322	116,054
Outfront Media, Inc.	69,683	978,349
Paramount Group, Inc.	99,726	768,887
Park Hotels & Resorts, Inc.	117,454	1,154,573
Pebblebrook Hotel Trust	64,273	877,969
Pennsylvania Real Estate Investment Trust (a)	27,142	30,670
Physicians Realty Trust	96,768	1,671,183
Piedmont Office Realty Trust, Inc., Class A	61,871	1,032,008
PotlatchDeltic Corp.	33,012	1,122,078
Preferred Apartment Communities, Inc., Class A	22,110	154,549
Prologis, Inc.	361,284	33,057,486
PS Business Parks, Inc.	9,881	1,320,497
Public Storage	73,186	14,837,730
QTS Realty Trust, Inc., Class A	28,587	1,961,068
Rayonier, Inc.	67,742	1,608,872
RE/MAX Holdings, Inc., Class A	9,564	267,696
Realogy Holdings Corp.	53,202	322,404
Realty Income Corp.	168,695	9,330,520
Redfin Corp. *	40,572	1,216,754
Regency Centers Corp.	82,040	3,510,492
Retail Opportunity Investments Corp.	56,663	532,066
Retail Properties of America, Inc., Class A	101,187	548,434
Retail Value, Inc.	7,646	88,617
Rexford Industrial Realty, Inc.	57,426	2,285,555
RLJ Lodging Trust	81,678	842,100
RPT Realty	40,158	231,712
Ryman Hospitality Properties, Inc.	26,643	910,658
Sabra Health Care REIT, Inc.	100,695	1,355,355
Safehold, Inc.	6,763	370,545
Saul Centers, Inc.	5,613	170,523
SBA Communications Corp.	55,109	17,311,390
Seritage Growth Properties, Class A *(a)	16,460	129,540
Service Properties Trust	80,992	546,696
Simon Property Group, Inc.	150,021	8,656,212
SITE Centers Corp.	74,599	422,976
SL Green Realty Corp.	39,623	1,668,921
Spirit Realty Capital, Inc.	48,786	1,386,986
STAG Industrial, Inc.	72,821	1,958,885
STORE Capital Corp.	104,988	2,030,468
Summit Hotel Properties, Inc.	52,399	327,494
Sun Communities, Inc.	45,253	6,208,259
Sunstone Hotel Investors, Inc.	111,266	984,704
Tanger Factory Outlet Centers, Inc. (a)	47,160	290,034
Taubman Centers, Inc.	30,302	1,252,685
Tejon Ranch Co. *	9,141	131,082
Terreno Realty Corp.	32,984	1,688,451
The GEO Group, Inc.	59,203	709,252
The Howard Hughes Corp. *	21,183	1,072,919
The Macerich Co. (a)	53,956	367,440
The RMR Group, Inc., Class A	7,735	208,536
The St. Joe Co. *	15,632	300,916
UDR, Inc.	143,202	5,295,610
Security	Number of Shares	Value ($)
UMH Properties, Inc.	16,983	211,948
Uniti Group, Inc.	98,569	813,194
Universal Health Realty Income Trust	6,271	585,649
Urban Edge Properties	58,036	565,851
Urstadt Biddle Properties, Inc.	194	2,172
Urstadt Biddle Properties, Inc., Class A	13,469	171,864
Ventas, Inc.	182,048	6,362,578
VEREIT, Inc.	522,869	2,865,322
VICI Properties, Inc.	225,686	4,427,959
Vornado Realty Trust	77,456	2,804,682
Washington Prime Group, Inc. (a)	93,081	59,628
Washington Real Estate Investment Trust	40,254	882,770
Weingarten Realty Investors	58,836	1,051,988
Welltower, Inc.	199,577	10,112,567
Weyerhaeuser Co.	364,230	7,353,804
Whitestone REIT	18,328	112,717
WP Carey, Inc.	84,127	5,040,049
Xenia Hotels & Resorts, Inc.	53,645	482,805
		521,961,734

Retailing 6.9%
1-800-Flowers.com, Inc., Class A *	10,968	242,832
Aaron's, Inc.	32,960	1,216,554
Abercrombie & Fitch Co., Class A	31,765	369,109
Advance Auto Parts, Inc.	33,829	4,713,056
Amazon.com, Inc. *	203,929	498,070,072
America's Car-Mart, Inc. *	3,259	259,319
American Eagle Outfitters, Inc.	76,844	703,891
Asbury Automotive Group, Inc. *	9,362	676,685
At Home Group, Inc. *(a)	23,411	110,968
AutoNation, Inc. *	29,292	1,156,448
AutoZone, Inc. *	11,628	13,347,316
Barnes & Noble Education, Inc. *	20,797	32,235
Bed Bath & Beyond, Inc. (a)	64,114	466,109
Best Buy Co., Inc.	111,376	8,697,352
Big Lots, Inc.	17,782	689,052
Booking Holdings, Inc. *	20,495	33,599,913
Boot Barn Holdings, Inc. *	13,196	283,450
Burlington Stores, Inc. *	32,383	6,789,744
Caleres, Inc.	20,664	148,161
Camping World Holdings, Inc., Class A	13,931	295,059
CarMax, Inc. *	80,260	7,066,893
Carvana Co. *	27,082	2,518,084
Chewy, Inc., Class A *	26,411	1,173,705
Chico's FAS, Inc.	57,674	77,860
Conn's, Inc. *	9,385	67,760
Core-Mark Holding Co., Inc.	22,294	623,786
Designer Brands, Inc., Class A	28,343	173,743
Dick's Sporting Goods, Inc.	31,735	1,144,364
Dillard's, Inc., Class A (a)	5,027	150,860
Dollar General Corp.	124,587	23,859,656
Dollar Tree, Inc. *	115,676	11,321,210
Duluth Holdings, Inc., Class B *	4,888	22,192
eBay, Inc.	375,097	17,081,917
Etsy, Inc. *	57,528	4,658,617
Expedia Group, Inc.	68,493	5,443,824
Express, Inc. *	32,800	64,288
Five Below, Inc. *	27,554	2,883,526
Floor & Decor Holdings, Inc., Class A *	33,735	1,754,220
Foot Locker, Inc.	53,075	1,470,177
Funko, Inc., Class A *	8,647	48,856
GameStop Corp., Class A *(a)	27,725	112,563
Genesco, Inc. *	7,506	138,786
Genuine Parts Co.	70,936	5,916,772
GNC Holdings, Inc., Class A *(a)	44,632	33,670
Group 1 Automotive, Inc.	8,732	549,592
Groupon, Inc. *	219,759	280,193
GrubHub, Inc. *	44,699	2,536,221

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Guess?, Inc.	20,661	197,726
Haverty Furniture Cos., Inc.	10,089	174,540
Hibbett Sports, Inc. *	10,158	196,253
Kohl's Corp.	76,391	1,468,235
L Brands, Inc.	114,371	1,851,666
Lands' End, Inc. *	7,184	45,116
Liquidity Services, Inc. *	13,836	79,004
Lithia Motors, Inc., Class A	11,146	1,344,096
LKQ Corp. *	148,841	4,087,174
Lowe's Cos., Inc.	375,256	48,914,620
Lumber Liquidators Holdings, Inc. *	12,890	128,127
Macy's, Inc. (a)	151,982	966,606
MarineMax, Inc. *	11,164	212,451
Monro, Inc.	16,590	914,109
Murphy USA, Inc. *	14,211	1,649,897
National Vision Holdings, Inc. *	38,624	1,034,351
Nordstrom, Inc.	52,156	841,276
O'Reilly Automotive, Inc. *	37,010	15,442,052
Office Depot, Inc.	270,762	668,782
Ollie's Bargain Outlet Holdings, Inc. *	26,899	2,459,914
Party City Holdco, Inc. *	26,446	34,115
Penske Automotive Group, Inc.	16,331	583,997
PetMed Express, Inc.	9,428	340,351
Pool Corp.	19,691	5,297,273
Quotient Technology, Inc. *	39,409	274,287
Qurate Retail, Inc., Class A *	190,388	1,567,845
Rent-A-Center, Inc.	24,457	622,675
RH *	8,101	1,757,026
Ross Stores, Inc.	177,013	17,163,180
Sally Beauty Holdings, Inc. *	55,913	729,106
Shoe Carnival, Inc.	4,474	116,279
Shutterstock, Inc.	8,664	328,539
Signet Jewelers Ltd. (a)	25,374	267,696
Sleep Number Corp. *	13,621	424,567
Sonic Automotive, Inc., Class A	10,828	284,560
Sportsman's Warehouse Holdings, Inc. *	16,890	188,661
Stamps.com, Inc. *	7,815	1,548,542
Stitch Fix, Inc., Class A *(a)	11,878	274,619
Tailored Brands, Inc. (a)	24,815	32,011
Target Corp.	248,542	30,404,143
The Buckle, Inc.	15,365	216,339
The Cato Corp., Class A	10,956	106,273
The Children's Place, Inc. (a)	7,549	314,340
The Gap, Inc.	103,870	924,443
The Home Depot, Inc.	533,965	132,679,623
The Michaels Cos., Inc. *	42,990	165,941
The RealReal, Inc. *	7,783	104,370
The Rubicon Project, Inc. *	43,785	274,532
The TJX Cos., Inc.	593,073	31,290,531
Tiffany & Co.	53,147	6,809,725
Tractor Supply Co.	57,594	7,027,620
Ulta Beauty, Inc. *	28,049	6,844,236
Urban Outfitters, Inc. *	34,258	580,331
Wayfair, Inc., Class A *	32,122	5,510,529
Weyco Group, Inc.	3,518	65,681
Williams-Sonoma, Inc.	38,151	3,174,545
Winmark Corp.	912	131,209
Zumiez, Inc. *	9,604	234,049
		1,004,410,444

Semiconductors & Semiconductor Equipment 4.5%
Advanced Energy Industries, Inc. *	18,309	1,223,590
Advanced Micro Devices, Inc. *	573,668	30,863,338
Ambarella, Inc. *	15,425	875,215
Amkor Technology, Inc. *	52,118	551,408
Analog Devices, Inc.	180,191	20,352,573
Applied Materials, Inc.	452,131	25,400,720
Axcelis Technologies, Inc. *	17,220	462,357
Security	Number of Shares	Value ($)
Broadcom, Inc.	194,197	56,563,760
Brooks Automation, Inc.	35,000	1,398,950
Cabot Microelectronics Corp.	14,154	2,050,348
CEVA, Inc. *	11,805	406,918
Cirrus Logic, Inc. *	28,212	2,044,806
Cohu, Inc.	20,649	310,974
Cree, Inc. *	52,495	2,765,962
Diodes, Inc. *	19,807	963,412
Enphase Energy, Inc. *	39,014	2,270,225
Entegris, Inc.	66,249	3,966,990
First Solar, Inc. *	37,692	1,757,201
FormFactor, Inc. *	37,938	954,899
Ichor Holdings Ltd. *	11,936	271,544
Impinj, Inc. *	6,870	177,590
Inphi Corp. *	22,127	2,780,700
Intel Corp.	2,130,056	134,044,424
KLA Corp.	77,194	13,583,056
Kulicke & Soffa Industries, Inc.	30,496	681,891
Lam Research Corp.	71,068	19,449,180
Lattice Semiconductor Corp. *	66,376	1,650,771
MACOM Technology Solutions Holdings, Inc. *	21,918	695,897
Marvell Technology Group Ltd.	327,826	10,693,684
Maxim Integrated Products, Inc.	133,089	7,676,574
MaxLinear, Inc., Class A *	30,349	525,645
Microchip Technology, Inc.	117,177	11,251,336
Micron Technology, Inc. *	540,767	25,908,147
MKS Instruments, Inc.	26,868	2,838,067
Monolithic Power Systems, Inc.	19,982	4,191,224
NeoPhotonics Corp. *	18,850	163,430
NVIDIA Corp.	299,808	106,437,836
ON Semiconductor Corp. *	201,002	3,314,523
Onto Innovation, Inc. *	24,059	747,754
PDF Solutions, Inc. *	12,436	212,158
Photronics, Inc. *	32,748	392,649
Power Integrations, Inc.	14,175	1,535,861
Qorvo, Inc. *	56,786	5,947,766
QUALCOMM, Inc.	558,881	45,202,295
Rambus, Inc. *	56,047	870,970
Semtech Corp. *	32,325	1,719,043
Silicon Laboratories, Inc. *	21,379	2,002,357
Skyworks Solutions, Inc.	83,106	9,851,385
SMART Global Holdings, Inc. *	6,492	173,856
SolarEdge Technologies, Inc. *	23,668	3,358,489
SunPower Corp. *	42,848	309,363
Synaptics, Inc. *	16,400	1,045,008
Teradyne, Inc.	82,012	5,496,444
Texas Instruments, Inc.	457,382	54,309,539
Ultra Clean Holdings, Inc. *	17,910	371,274
Universal Display Corp.	20,696	3,034,034
Veeco Instruments, Inc. *	25,647	301,096
Xilinx, Inc.	123,490	11,354,905
		649,755,411

Software & Services 14.4%
2U, Inc. *	30,628	1,117,003
8x8, Inc. *	48,101	699,389
A10 Networks, Inc. *	31,391	213,459
Accenture plc, Class A	310,884	62,680,432
ACI Worldwide, Inc. *	57,084	1,574,377
Adobe, Inc. *	237,216	91,707,706
Agilysys, Inc. *	10,031	192,896
Akamai Technologies, Inc. *	78,900	8,347,620
Alarm.com Holdings, Inc. *	20,688	978,336
Alliance Data Systems Corp.	20,238	937,627
Altair Engineering, Inc., Class A *	18,568	725,823
Alteryx, Inc., Class A *	23,905	3,440,886
Anaplan, Inc. *	41,188	1,891,353

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ANSYS, Inc. *	41,791	11,826,853
Appfolio, Inc., Class A *	7,176	1,137,468
Appian Corp. *(a)	16,195	922,467
Aspen Technology, Inc. *	33,551	3,544,328
Autodesk, Inc. *	107,709	22,659,819
Automatic Data Processing, Inc.	212,246	31,091,917
Avalara, Inc. *	32,376	3,466,175
Avaya Holdings Corp. *	48,711	711,181
Benefitfocus, Inc. *	16,119	205,195
Black Knight, Inc. *	73,100	5,627,238
Blackbaud, Inc.	23,902	1,400,896
Blackline, Inc. *	20,873	1,550,864
Booz Allen Hamilton Holding Corp.	68,485	5,462,364
Bottomline Technologies (DE), Inc. *	18,641	943,235
Box, Inc., Class A *	73,386	1,466,252
Broadridge Financial Solutions, Inc.	56,011	6,782,932
CACI International, Inc., Class A *	12,205	3,060,770
Cadence Design Systems, Inc. *	137,165	12,521,793
Cardtronics plc, Class A *	16,944	409,875
Cass Information Systems, Inc.	5,626	226,953
CDK Global, Inc.	59,280	2,330,297
Cerence, Inc. *	17,360	519,238
Ceridian HCM Holding, Inc. *	49,685	3,421,806
ChannelAdvisor Corp. *	11,212	156,407
Citrix Systems, Inc.	56,479	8,365,670
Cloudera, Inc. *	118,279	1,212,360
Cloudflare, Inc., Class A *	18,233	530,033
Cognizant Technology Solutions Corp., Class A	267,853	14,196,209
CommVault Systems, Inc. *	20,235	818,708
Conduent, Inc. *	81,214	194,101
Cornerstone OnDemand, Inc. *	25,866	999,721
Coupa Software, Inc. *	30,934	7,037,794
Crowdstrike Holdings, Inc., Class A *	10,260	900,931
CSG Systems International, Inc.	16,400	776,540
Datadog, Inc., Class A *	13,490	961,432
Digimarc Corp. *	6,205	106,664
Digital Turbine, Inc. *	30,379	195,033
DocuSign, Inc. *	61,171	8,548,036
Domo, Inc., Class B *	9,975	252,567
Dropbox, Inc., Class A *	104,887	2,367,300
DXC Technology Co.	125,094	1,777,586
Dynatrace, Inc. *	44,092	1,696,219
Ebix, Inc.	11,412	255,743
Elastic N.V. *	15,535	1,334,767
Endurance International Group Holdings, Inc. *	38,080	136,326
Envestnet, Inc. *	25,550	1,855,186
EPAM Systems, Inc. *	26,988	6,224,512
Euronet Worldwide, Inc. *	26,264	2,487,989
Everbridge, Inc. *	16,466	2,408,317
EVERTEC, Inc.	28,356	825,727
Evo Payments, Inc., Class A *	20,765	459,737
ExlService Holdings, Inc. *	17,188	1,051,390
Fair Isaac Corp. *	14,205	5,719,643
Fidelity National Information Services, Inc.	301,335	41,834,338
FireEye, Inc. *	107,258	1,338,580
Fiserv, Inc. *	280,115	29,907,879
Five9, Inc. *	30,132	3,139,754
FleetCor Technologies, Inc. *	42,682	10,405,445
ForeScout Technologies, Inc. *	17,727	418,180
Fortinet, Inc. *	69,475	9,670,920
Gartner, Inc. *	43,952	5,348,958
Genpact Ltd.	75,141	2,701,319
Global Payments, Inc.	146,814	26,351,645
GoDaddy, Inc., Class A *	86,580	6,688,305
GreenSky, Inc., Class A *	20,486	82,354
GTT Communications, Inc. *(a)	17,706	141,471
Security	Number of Shares	Value ($)
GTY Technology Holdings, Inc. *(a)	17,784	66,690
Guidewire Software, Inc. *	40,266	4,130,486
HubSpot, Inc. *	20,061	4,010,996
International Business Machines Corp.	433,510	54,145,399
International Money Express, Inc. *	14,013	154,563
Intuit, Inc.	127,440	36,998,381
j2 Global, Inc. *	22,818	1,786,649
Jack Henry & Associates, Inc.	37,644	6,808,294
KBR, Inc.	70,283	1,648,136
Leidos Holdings, Inc.	64,959	6,839,533
LivePerson, Inc. *	30,717	1,150,352
LiveRamp Holdings, Inc. *	33,541	1,691,473
LogMeIn, Inc.	24,400	2,071,560
Manhattan Associates, Inc. *	31,307	2,767,539
ManTech International Corp., Class A	13,316	1,035,186
Mastercard, Inc., Class A	434,538	130,748,139
MAXIMUS, Inc.	31,122	2,241,406
Medallia, Inc. *	8,094	228,898
Microsoft Corp.	3,735,549	684,539,354
MicroStrategy, Inc., Class A *	4,100	510,368
MobileIron, Inc. *	43,121	194,907
Model N, Inc. *	12,969	416,564
MongoDB, Inc. *	17,028	3,952,369
New Relic, Inc. *	24,609	1,627,885
NIC, Inc.	31,484	757,505
NortonLifeLock, Inc.	281,363	6,409,449
Nuance Communications, Inc. *	138,487	3,168,583
Nutanix, Inc., Class A *	70,260	1,690,456
Okta, Inc. *	54,955	10,748,099
OneSpan, Inc. *	14,434	293,299
Oracle Corp.	1,060,673	57,032,387
Pagerduty, Inc. *	4,582	121,652
Palo Alto Networks, Inc. *	47,946	11,280,255
Paychex, Inc.	156,011	11,276,475
Paycom Software, Inc. *	23,979	7,127,278
Paylocity Holding Corp. *	17,494	2,274,307
PayPal Holdings, Inc. *	575,093	89,145,166
Paysign, Inc. *(a)	13,174	95,116
Pegasystems, Inc.	18,977	1,805,092
Perficient, Inc. *	16,695	568,298
Perspecta, Inc.	68,194	1,511,861
Ping Identity Holding Corp. *	6,257	177,136
Pluralsight, Inc., Class A *	40,373	840,970
Progress Software Corp.	21,790	880,316
Proofpoint, Inc. *	27,393	3,184,984
PROS Holdings, Inc. *	19,099	743,906
PTC, Inc. *	50,783	3,878,806
Q2 Holdings, Inc. *	23,995	1,982,467
QAD, Inc., Class A	5,306	242,325
Qualys, Inc. *	16,067	1,852,846
Rapid7, Inc. *	21,397	1,046,099
RealPage, Inc. *	41,500	2,814,530
RingCentral, Inc., Class A *	36,576	10,030,968
Sabre Corp.	133,304	929,129
Sailpoint Technologies Holdings, Inc. *	41,447	946,235
salesforce.com, Inc. *	434,486	75,943,808
Science Applications International Corp.	24,171	2,128,015
ServiceNow, Inc. *	92,338	35,820,680
Slack Technologies, Inc., Class A *	26,111	915,191
Smartsheet, Inc., Class A *	44,671	2,575,730
SolarWinds Corp. *	32,001	585,298
Splunk, Inc. *	75,419	14,015,867
SPS Commerce, Inc. *	17,276	1,177,532
Square, Inc., Class A *	167,721	13,598,819
SS&C Technologies Holdings, Inc.	107,255	6,209,528
SVMK, Inc. *	43,820	882,973
Switch, Inc., Class A	30,011	573,510
Sykes Enterprises, Inc. *	19,412	529,171
Synopsys, Inc. *	73,477	13,292,724

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
TeleNav, Inc. *	18,145	89,818
Tenable Holdings, Inc. *	20,397	637,814
Teradata Corp. *	55,469	1,187,591
The Trade Desk, Inc., Class A *	19,595	6,105,018
The Western Union Co.	204,520	4,094,490
TiVo Corp.	58,862	358,470
TTEC Holdings, Inc.	8,956	379,376
Twilio, Inc., Class A *	60,812	12,016,451
Tyler Technologies, Inc. *	19,237	7,219,838
Unisys Corp. *	26,595	302,119
Upland Software, Inc. *	10,275	355,001
Varonis Systems, Inc. *	15,097	1,274,036
Verint Systems, Inc. *	32,382	1,501,553
VeriSign, Inc. *	50,494	11,058,691
Verra Mobility Corp. *	63,884	696,974
VirnetX Holding Corp.	29,183	194,067
Virtusa Corp. *	15,156	455,741
Visa, Inc., Class A	837,974	163,606,044
VMware, Inc., Class A *	38,583	6,029,365
WEX, Inc. *	21,113	3,126,413
Workday, Inc., Class A *	80,495	14,765,198
Workiva, Inc. *	17,677	787,334
Xperi Corp.	24,600	338,250
Yext, Inc. *	45,856	724,066
Zendesk, Inc. *	55,127	4,727,140
Zoom Video Communications, Inc., Class A *	14,259	2,559,205
Zscaler, Inc. *	31,570	3,096,701
Zuora, Inc., Class A *	33,550	402,936
		2,108,638,287

Technology Hardware & Equipment 6.5%
3D Systems Corp. *(a)	53,987	397,884
Acacia Communications, Inc. *	18,428	1,243,890
ADTRAN, Inc.	25,849	294,679
Amphenol Corp., Class A	145,372	14,037,120
Anixter International, Inc. *	14,811	1,417,561
Apple, Inc.	2,044,993	650,185,074
Applied Optoelectronics, Inc. *(a)	8,724	77,033
Arista Networks, Inc. *	26,555	6,199,530
Arlo Technologies, Inc. *	31,453	69,511
Arrow Electronics, Inc. *	39,674	2,740,680
Avid Technology, Inc. *	16,130	113,878
Avnet, Inc.	50,092	1,364,506
Badger Meter, Inc.	13,804	844,667
Belden, Inc.	19,469	662,725
Benchmark Electronics, Inc.	17,436	369,469
CalAmp Corp. *	19,025	146,492
Calix, Inc. *	19,336	272,638
Casa Systems, Inc. *	14,127	61,452
CDW Corp.	70,287	7,795,531
Ciena Corp. *	76,160	4,208,602
Cisco Systems, Inc.	2,077,565	99,349,158
Cognex Corp.	82,980	4,708,285
Coherent, Inc. *	12,146	1,763,721
CommScope Holding Co., Inc. *	94,829	977,687
Comtech Telecommunications Corp.	12,774	227,505
Corning, Inc.	375,457	8,556,665
CTS Corp.	15,877	338,815
Daktronics, Inc.	23,076	97,842
Dell Technologies, Inc., Class C *	76,650	3,804,906
Diebold Nixdorf, Inc. *	38,230	183,122
Dolby Laboratories, Inc., Class A	30,601	1,858,399
EchoStar Corp., Class A *	22,166	690,693
ePlus, Inc. *	6,662	491,056
Extreme Networks, Inc. *	60,146	198,482
F5 Networks, Inc. *	30,127	4,366,005
Fabrinet *	17,664	1,129,436
Security	Number of Shares	Value ($)
FARO Technologies, Inc. *	9,064	510,122
Fitbit, Inc., Class A *	116,362	737,735
FLIR Systems, Inc.	65,159	3,010,346
Harmonic, Inc. *	40,032	215,772
Hewlett Packard Enterprise Co.	632,720	6,143,711
HP, Inc.	723,755	10,957,651
II-VI, Inc. *	41,699	1,981,953
Infinera Corp. *	73,970	368,371
Insight Enterprises, Inc. *	17,598	902,073
InterDigital, Inc.	15,724	864,348
IPG Photonics Corp. *	17,528	2,723,851
Itron, Inc. *	17,011	1,095,849
Jabil, Inc.	68,364	2,045,451
Juniper Networks, Inc.	163,189	3,958,965
KEMET Corp.	29,480	796,844
Keysight Technologies, Inc. *	91,639	9,908,925
Kimball Electronics, Inc. *	11,256	159,723
Knowles Corp. *	40,814	613,843
Littelfuse, Inc.	12,046	1,957,354
Lumentum Holdings, Inc. *	37,477	2,747,814
Methode Electronics, Inc.	17,359	544,205
Motorola Solutions, Inc.	84,067	11,376,787
MTS Systems Corp.	8,635	152,062
Napco Security Technologies, Inc. *	5,742	130,458
National Instruments Corp.	58,090	2,249,245
NCR Corp. *	62,413	1,126,555
NetApp, Inc.	111,460	4,964,428
NETGEAR, Inc. *	15,050	387,236
NetScout Systems, Inc. *	32,263	886,265
nLight, Inc. *	16,197	349,207
Novanta, Inc. *	17,233	1,770,001
OSI Systems, Inc. *	8,302	629,043
PC Connection, Inc.	5,546	240,031
Plantronics, Inc.	16,527	215,347
Plexus Corp. *	14,286	917,447
Pure Storage, Inc., Class A *	109,219	1,923,347
Ribbon Communications, Inc. *	46,961	206,628
Rogers Corp. *	9,250	1,001,405
Sanmina Corp. *	35,154	935,448
ScanSource, Inc. *	11,875	292,719
Seagate Technology plc	113,185	6,003,332
SYNNEX Corp.	20,095	2,143,132
TE Connectivity Ltd.	163,791	13,308,019
Tech Data Corp. *	17,508	2,385,290
Trimble, Inc. *	122,377	4,787,388
TTM Technologies, Inc. *	47,467	549,193
Ubiquiti, Inc.	5,904	1,088,757
ViaSat, Inc. *	28,101	1,180,242
Viavi Solutions, Inc. *	113,561	1,316,172
Vishay Intertechnology, Inc.	66,109	1,074,932
Western Digital Corp.	144,989	6,433,162
Xerox Holdings Corp.	90,776	1,441,523
Zebra Technologies Corp., Class A *	26,537	6,934,649
		951,889,055

Telecommunication Services 1.8%
Anterix, Inc. *	5,409	289,922
AT&T, Inc.	3,576,473	110,369,957
ATN International, Inc.	5,331	316,661
Bandwidth, Inc., Class A *	7,815	866,293
Boingo Wireless, Inc. *	21,309	291,933
CenturyLink, Inc.	480,588	4,724,180
Cincinnati Bell, Inc. *	25,448	374,849
Cogent Communications Holdings, Inc.	20,049	1,534,150
Consolidated Communications Holdings, Inc. *	35,399	214,518
GCI Liberty, Inc., Class A *	46,722	3,232,695
Globalstar, Inc. *	291,506	86,752

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Gogo, Inc. *(a)	29,192	60,719
Iridium Communications, Inc. *	48,566	1,117,018
Liberty Global plc, Class A *	80,646	1,712,921
Liberty Global plc, Class C *	201,634	4,159,710
Liberty Latin America Ltd., Class A *	21,387	213,228
Liberty Latin America Ltd., Class C *	55,520	532,992
ORBCOMM, Inc. *	41,170	112,806
Shenandoah Telecommunications Co.	23,240	1,222,657
Spok Holdings, Inc.	8,568	87,993
T-Mobile US, Inc. *	186,524	18,659,861
Telephone and Data Systems, Inc.	48,991	1,003,826
United States Cellular Corp. *	7,582	238,909
Verizon Communications, Inc.	2,024,107	116,143,260
Vonage Holdings Corp. *	113,875	1,096,616
		268,664,426

Transportation 1.7%
Air Transport Services Group, Inc. *	29,779	641,440
Alaska Air Group, Inc.	60,706	2,075,538
Allegiant Travel Co.	6,448	687,034
AMERCO	3,797	1,224,533
American Airlines Group, Inc. (a)	190,210	1,997,205
ArcBest Corp.	12,861	287,958
Atlas Air Worldwide Holdings, Inc. *	12,414	484,891
Avis Budget Group, Inc. *(a)	28,556	614,811
C.H. Robinson Worldwide, Inc.	66,157	5,367,317
CSX Corp.	381,535	27,310,275
Daseke, Inc. *	29,126	80,533
Delta Air Lines, Inc.	283,505	7,147,161
Echo Global Logistics, Inc. *	14,173	293,381
Expeditors International of Washington, Inc.	83,417	6,370,556
FedEx Corp.	117,367	15,323,436
Forward Air Corp.	14,112	701,084
Hawaiian Holdings, Inc.	23,244	335,411
Heartland Express, Inc.	20,732	454,031
Hub Group, Inc., Class A *	16,528	773,015
J.B. Hunt Transport Services, Inc.	41,854	5,008,668
JetBlue Airways Corp. *	140,136	1,411,170
Kansas City Southern	48,566	7,310,154
Kirby Corp. *	29,434	1,509,376
Knight-Swift Transportation Holdings, Inc.	60,169	2,503,632
Landstar System, Inc.	19,394	2,254,746
Lyft, Inc., Class A *	99,515	3,110,839
Macquarie Infrastructure Corp.	37,817	1,073,625
Marten Transport Ltd.	17,599	450,358
Matson, Inc.	21,022	600,599
Norfolk Southern Corp.	127,899	22,803,113
Old Dominion Freight Line, Inc.	47,116	8,061,076
Ryder System, Inc.	26,104	894,323
Saia, Inc. *	12,591	1,365,368
Schneider National, Inc., Class B	15,399	372,194
SkyWest, Inc.	24,774	794,502
Southwest Airlines Co.	257,622	8,269,666
Spirit Airlines, Inc. *(a)	43,440	562,548
Uber Technologies, Inc. *	100,322	3,643,695
Union Pacific Corp.	339,672	57,696,686
United Airlines Holdings, Inc. *	121,858	3,416,898
United Parcel Service, Inc., Class B	343,371	34,237,522
Universal Logistics Holdings, Inc.	5,251	78,030
Werner Enterprises, Inc.	20,905	966,229
XPO Logistics, Inc. *	45,223	3,564,025
		244,128,652

Security	Number of Shares	Value ($)
Utilities 3.1%
ALLETE, Inc.	25,216	1,480,936
Alliant Energy Corp.	117,929	5,820,975
Ameren Corp.	119,798	8,952,505
American Electric Power Co., Inc.	242,452	20,669,033
American States Water Co.	18,274	1,498,651
American Water Works Co., Inc.	88,218	11,203,686
Atmos Energy Corp.	58,201	5,981,899
Avangrid, Inc.	27,509	1,223,600
Avista Corp.	32,354	1,267,306
Black Hills Corp.	29,875	1,843,586
California Water Service Group	24,019	1,128,893
CenterPoint Energy, Inc.	245,623	4,367,177
Chesapeake Utilities Corp.	7,964	719,468
Clearway Energy, Inc., Class A	16,221	329,124
Clearway Energy, Inc., Class C	38,163	836,151
CMS Energy Corp.	138,554	8,116,493
Consolidated Edison, Inc.	163,144	12,245,589
Dominion Energy, Inc.	403,532	34,304,255
DTE Energy Co.	93,885	10,099,209
Duke Energy Corp.	357,415	30,605,447
Edison International	175,247	10,183,603
El Paso Electric Co.	19,926	1,354,370
Entergy Corp.	97,187	9,895,580
Essential Utilities, Inc.	105,931	4,635,541
Evergy, Inc.	111,013	6,848,392
Eversource Energy	158,407	13,258,666
Exelon Corp.	475,722	18,224,910
FirstEnergy Corp.	264,128	11,162,049
Hawaiian Electric Industries, Inc.	53,264	2,101,797
IDACORP, Inc.	24,600	2,293,458
MDU Resources Group, Inc.	97,388	2,119,163
MGE Energy, Inc.	16,772	1,138,651
Middlesex Water Co.	8,544	579,796
National Fuel Gas Co.	42,403	1,779,654
New Jersey Resources Corp.	46,567	1,635,433
NextEra Energy, Inc.	239,258	61,144,775
NiSource, Inc.	183,059	4,362,296
Northwest Natural Holding Co.	15,356	984,473
NorthWestern Corp.	25,011	1,503,661
NRG Energy, Inc.	123,882	4,465,946
OGE Energy Corp.	97,831	3,064,067
ONE Gas, Inc.	26,147	2,195,564
Ormat Technologies, Inc.	24,460	1,780,933
Otter Tail Corp.	19,827	850,777
Pinnacle West Capital Corp.	55,063	4,289,408
PNM Resources, Inc.	38,372	1,566,345
Portland General Electric Co.	43,973	2,071,568
PPL Corp.	375,944	10,503,875
Public Service Enterprise Group, Inc.	247,649	12,640,005
Sempra Energy	137,905	17,418,781
SJW Group	12,899	810,573
South Jersey Industries, Inc.	45,633	1,294,152
Southwest Gas Holdings, Inc.	26,235	1,992,548
Spire, Inc.	25,037	1,825,698
Sunnova Energy International, Inc. *	7,274	109,110
TerraForm Power, Inc., Class A	39,853	732,498
The AES Corp.	325,153	4,061,161
The Southern Co.	514,607	29,368,622
UGI Corp.	101,960	3,246,406
Unitil Corp.	7,725	372,113
Vistra Energy Corp.	217,934	4,454,571
WEC Energy Group, Inc.	154,899	14,208,885
Xcel Energy, Inc.	257,179	16,724,350
		457,948,207
Total Common Stock
(Cost $11,522,980,509)		14,574,983,102

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Media & Entertainment 0.0%
Liberty Media Corp. - Liberty SiriusXM expires 06/05/20 *	10,608	115,309
Media General, Inc. CVR *(c)	42,134	3,586
Total Rights
(Cost $—)		118,895

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (d)	4,367,268	4,367,268

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.12% (d)	23,974,988	23,974,988
Total Other Investment Companies
(Cost $28,342,256)		28,342,256

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	178	27,073,800	974,175
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,800,680.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$23,118,065	$1,589,592	($3,538,220)	$578,058	($1,783,582)	$19,963,913	555,943	$306,018

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$14,574,983,102	$—	$—	$14,574,983,102
Rights[1]
Media & Entertainment	115,309	—	3,586	118,895
Other Investment Companies[1]	28,342,256	—	—	28,342,256
Futures Contracts[2]	974,175	—	—	974,175
Total	$14,604,414,842	$—	$3,586	$14,604,418,428
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab 1000 Index® ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Autoliv, Inc.	2,624	166,834
BorgWarner, Inc.	6,868	220,806
Ford Motor Co.	129,913	741,803
General Motors Co.	41,906	1,084,527
Gentex Corp.	8,401	222,122
Harley-Davidson, Inc.	5,122	109,304
Lear Corp.	1,812	192,163
Tesla, Inc. *	4,727	3,947,045
Thor Industries, Inc.	1,826	157,401
		6,842,005

Banks 3.9%
Aptiv plc	8,470	638,215
Bank of America Corp.	269,210	6,493,345
Bank of Hawaii Corp.	1,327	85,366
Bank OZK	3,979	89,488
BOK Financial Corp.	1,026	52,264
CIT Group, Inc.	3,182	57,721
Citigroup, Inc.	72,626	3,479,512
Citizens Financial Group, Inc.	14,391	346,823
Comerica, Inc.	4,798	174,407
Commerce Bancshares, Inc.	3,422	218,084
Community Bank System, Inc.	1,695	100,717
Cullen/Frost Bankers, Inc.	1,910	145,103
East West Bancorp, Inc.	4,862	169,927
Essent Group Ltd.	3,297	108,966
F.N.B. Corp.	10,903	80,791
Fifth Third Bancorp	23,535	456,344
First Citizens BancShares, Inc., Class A	267	102,795
First Financial Bankshares, Inc.	4,524	138,615
First Hawaiian, Inc.	4,280	73,830
First Horizon National Corp.	10,355	96,819
First Republic Bank	5,585	604,129
Glacier Bancorp, Inc.	2,837	116,856
Hancock Whitney Corp.	2,894	62,568
Huntington Bancshares, Inc.	34,201	304,047
IBERIABANK Corp.	1,725	73,157
JPMorgan Chase & Co.	104,308	10,150,212
KeyCorp	32,652	386,926
M&T Bank Corp.	4,378	462,579
MGIC Investment Corp.	11,731	96,312
New York Community Bancorp, Inc.	15,478	155,554
PacWest Bancorp	3,979	68,877
People’s United Financial, Inc.	14,797	169,426
Pinnacle Financial Partners, Inc.	2,365	94,245
Popular, Inc.	2,949	116,456
Prosperity Bancshares, Inc.	3,168	207,156
Radian Group, Inc.	6,700	106,396
Regions Financial Corp.	31,926	361,083
Signature Bank	1,787	183,900
Sterling Bancorp	7,001	86,112
SVB Financial Group *	1,705	366,149
Security	Number of Shares	Value ($)
Synovus Financial Corp.	4,869	93,436
TCF Financial Corp.	5,090	147,203
TFS Financial Corp.	1,699	26,182
The PNC Financial Services Group, Inc.	14,612	1,666,352
Truist Financial Corp.	44,590	1,640,020
U.S. Bancorp	47,391	1,685,224
Umpqua Holdings Corp.	7,313	83,295
United Bankshares, Inc.	4,220	122,718
Valley National Bancorp	13,080	104,378
Webster Financial Corp.	3,018	85,409
Wells Fargo & Co.	127,985	3,387,763
Western Alliance Bancorp	3,113	118,761
Wintrust Financial Corp.	1,902	80,569
Zions Bancorp NA	5,704	187,690
		36,710,272

Capital Goods 5.7%
3M Co.	19,139	2,994,105
A.O. Smith Corp.	4,508	214,130
Acuity Brands, Inc.	1,322	113,890
AECOM *	5,219	202,341
Aerojet Rocketdyne Holdings, Inc. *	2,386	104,626
AGCO Corp.	2,061	113,829
Air Lease Corp.	3,464	104,301
Allegion plc	3,072	306,278
Allison Transmission Holdings, Inc.	3,951	149,032
AMETEK, Inc.	7,581	695,254
Armstrong World Industries, Inc.	1,600	120,624
Axon Enterprise, Inc. *	1,968	149,489
BWX Technologies, Inc.	3,165	198,034
Carlisle Cos., Inc.	1,896	227,255
Carrier Global Corp. *	26,966	551,994
Caterpillar, Inc.	18,390	2,209,191
Colfax Corp. *	2,767	77,642
Crane Co.	1,662	92,607
Cummins, Inc.	5,089	863,094
Curtiss-Wright Corp.	1,419	142,326
Deere & Co.	10,491	1,595,891
Donaldson Co., Inc.	4,211	199,812
Dover Corp.	4,836	470,301
Eaton Corp. plc	13,747	1,167,120
EMCOR Group, Inc.	1,842	117,059
Emerson Electric Co.	20,288	1,237,974
Fastenal Co.	19,027	785,054
Flowserve Corp.	4,303	112,308
Fortive Corp.	9,791	597,055
Fortune Brands Home & Security, Inc.	4,608	280,904
Gates Industrial Corp. plc *	1,596	16,040
Generac Holdings, Inc. *	2,093	232,888
General Dynamics Corp.	7,777	1,141,897
General Electric Co.	290,426	1,908,099
Graco, Inc.	5,515	265,878
HD Supply Holdings, Inc. *	5,537	175,578
HEICO Corp.	1,335	134,515
HEICO Corp., Class A	2,419	203,075
Hexcel Corp.	2,807	101,585

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Honeywell International, Inc.	23,741	3,462,625
Howmet Aerospace, Inc.	12,937	169,216
Hubbell, Inc.	1,802	220,601
Huntington Ingalls Industries, Inc.	1,360	271,850
IDEX Corp.	2,536	404,162
Illinois Tool Works, Inc.	9,732	1,678,381
Ingersoll Rand, Inc. *	11,441	322,636
ITT, Inc.	2,919	168,426
Jacobs Engineering Group, Inc.	4,519	379,686
Johnson Controls International plc	25,639	805,321
L3Harris Technologies, Inc.	7,342	1,464,362
Lennox International, Inc.	1,156	247,199
Lincoln Electric Holdings, Inc.	2,044	167,956
Lockheed Martin Corp.	8,259	3,208,126
Masco Corp.	9,384	437,764
MasTec, Inc. *	2,001	78,339
Mercury Systems, Inc. *	1,827	163,242
Nordson Corp.	1,694	319,065
Northrop Grumman Corp.	5,218	1,749,074
nVent Electric plc	5,161	94,601
Oshkosh Corp.	2,274	163,319
Otis Worldwide Corp.	13,483	709,880
Owens Corning	3,606	189,315
PACCAR, Inc.	11,485	848,282
Parker-Hannifin Corp.	4,257	766,132
Parsons Corp. *	602	24,477
Pentair plc	5,576	218,245
Quanta Services, Inc.	4,739	175,011
Raytheon Technologies Corp.	48,810	3,149,221
RBC Bearings, Inc. *	826	116,177
Rexnord Corp.	4,032	121,363
Rockwell Automation, Inc.	3,833	828,541
Roper Technologies, Inc.	3,452	1,359,398
Sensata Technologies Holding plc *	5,234	186,592
SiteOne Landscape Supply, Inc. *	1,372	145,857
Snap-on, Inc.	1,820	236,036
Spirit AeroSystems Holdings, Inc., Class A	3,456	74,892
Stanley Black & Decker, Inc.	5,049	633,397
Teledyne Technologies, Inc. *	1,204	450,441
Textron, Inc.	7,539	233,483
The Boeing Co.	17,799	2,595,984
The Middleby Corp. *	1,861	126,734
The Timken Co.	2,250	95,715
The Toro Co.	3,549	252,227
Trane Technologies plc	7,954	717,530
TransDigm Group, Inc.	1,646	699,254
Trex Co., Inc. *	1,950	234,234
United Rentals, Inc. *	2,478	344,169
Univar Solutions, Inc. *	4,596	71,054
W.W. Grainger, Inc.	1,445	447,401
Watsco, Inc.	1,076	191,431
Westinghouse Air Brake Technologies Corp.	6,051	369,535
Woodward, Inc.	1,912	131,125
Xylem, Inc.	6,002	398,173
		53,490,332

Commercial & Professional Services 1.0%
ADT, Inc.	3,405	24,107
ASGN, Inc. *	1,735	106,859
Cintas Corp.	2,779	689,081
Clean Harbors, Inc. *	1,693	100,547
Copart, Inc. *	6,806	608,388
CoStar Group, Inc. *	1,294	849,899
Equifax, Inc.	4,011	615,929
FTI Consulting, Inc. *	1,263	152,141
IAA, Inc. *	4,438	181,958
IHS Markit Ltd.	13,310	924,513
ManpowerGroup, Inc.	1,944	134,408
Security	Number of Shares	Value ($)
MSA Safety, Inc.	1,169	139,041
Nielsen Holdings plc	11,855	164,666
Republic Services, Inc.	6,992	597,536
Robert Half International, Inc.	3,904	198,089
Rollins, Inc.	4,696	196,293
Stericycle, Inc. *	3,011	165,093
Tetra Tech, Inc.	1,797	141,783
The Brink’s Co.	1,632	65,443
TransUnion	6,230	537,587
TriNet Group, Inc. *	1,487	79,897
Verisk Analytics, Inc.	5,443	939,897
Waste Management, Inc.	12,974	1,384,975
		8,998,130

Consumer Durables & Apparel 1.2%
Brunswick Corp.	2,711	149,132
Capri Holdings Ltd. *	5,018	75,471
Carter’s, Inc.	1,473	126,545
Columbia Sportswear Co.	949	69,334
D.R. Horton, Inc.	11,153	616,761
Deckers Outdoor Corp. *	923	168,475
Garmin Ltd.	4,807	433,447
Hanesbrands, Inc.	12,158	119,878
Hasbro, Inc.	4,224	310,506
Helen of Troy Ltd. *	832	151,357
Leggett & Platt, Inc.	4,363	133,464
Lennar Corp., Class A	9,296	562,036
Lululemon Athletica, Inc. *	3,987	1,196,479
Mattel, Inc. *	11,335	104,395
Mohawk Industries, Inc. *	1,955	182,206
Newell Brands, Inc.	12,761	167,807
NIKE, Inc., Class B	41,470	4,088,113
NVR, Inc. *	113	364,042
Polaris, Inc.	1,917	167,431
PulteGroup, Inc.	8,488	288,337
PVH Corp.	2,439	110,901
Ralph Lauren Corp.	1,635	123,459
Skechers U.S.A., Inc., Class A *	4,438	138,998
Tapestry, Inc.	9,199	125,106
Tempur Sealy International, Inc. *	1,507	98,302
Toll Brothers, Inc.	4,009	129,531
Under Armour, Inc., Class A *	6,246	54,653
Under Armour, Inc., Class C *	6,400	50,304
VF Corp.	10,867	609,639
Whirlpool Corp.	2,096	255,335
		11,171,444

Consumer Services 1.8%
Aramark	8,270	214,110
Bright Horizons Family Solutions, Inc. *	1,931	216,040
Caesars Entertainment Corp. *	18,593	211,774
Carnival Corp. (a)	15,448	243,152
Chegg, Inc. *	3,834	234,181
Chipotle Mexican Grill, Inc. *	846	849,308
Choice Hotels International, Inc.	1,024	82,770
Churchill Downs, Inc.	1,162	154,163
Cracker Barrel Old Country Store, Inc.	785	84,097
Darden Restaurants, Inc.	4,340	333,572
Domino’s Pizza, Inc.	1,285	495,804
Dunkin’ Brands Group, Inc.	2,723	173,918
Eldorado Resorts, Inc. *(a)	2,146	76,097
frontdoor, Inc. *	2,800	127,820
Grand Canyon Education, Inc. *	1,612	157,315
H&R Block, Inc.	6,488	110,296
Hilton Worldwide Holdings, Inc.	9,363	742,580
Las Vegas Sands Corp.	11,226	538,174
Marriott International, Inc., Class A	9,018	798,093

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Marriott Vacations Worldwide Corp.	1,223	109,862
McDonald’s Corp.	25,037	4,664,894
MGM Resorts International	17,052	292,953
Norwegian Cruise Line Holdings Ltd. *	8,310	130,135
Planet Fitness, Inc., Class A *	2,708	175,018
Royal Caribbean Cruises Ltd.	5,772	299,394
Service Corp. International	6,106	240,760
ServiceMaster Global Holdings, Inc. *	4,557	149,925
Starbucks Corp.	39,272	3,062,823
Texas Roadhouse, Inc.	2,169	112,463
The Wendy’s Co.	6,062	128,878
Vail Resorts, Inc.	1,332	264,176
Wyndham Destinations, Inc.	3,033	96,449
Wyndham Hotels & Resorts, Inc.	3,201	147,022
Wynn Resorts Ltd.	3,199	266,413
Yum! Brands, Inc.	10,043	901,158
		16,885,587

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	1,613	107,458
AGNC Investment Corp.	17,876	231,315
Ally Financial, Inc.	12,695	221,401
American Express Co.	22,310	2,121,012
Ameriprise Financial, Inc.	4,205	588,994
Annaly Capital Management, Inc.	47,328	291,541
Berkshire Hathaway, Inc., Class B *	65,052	12,072,350
BlackRock, Inc.	5,066	2,678,090
Blackstone Mortgage Trust, Inc., Class A	4,471	105,471
Capital One Financial Corp.	15,459	1,051,830
Cboe Global Markets, Inc.	3,684	392,199
Chimera Investment Corp.	6,555	54,472
CME Group, Inc.	11,910	2,174,766
Credit Acceptance Corp. *	453	167,529
Discover Financial Services	10,401	494,152
E*TRADE Financial Corp.	7,523	342,597
Eaton Vance Corp.	3,698	133,313
Equitable Holdings, Inc.	13,856	264,788
FactSet Research Systems, Inc.	1,270	390,538
Franklin Resources, Inc.	9,230	174,170
Interactive Brokers Group, Inc., Class A	2,538	107,484
Intercontinental Exchange, Inc.	18,526	1,801,654
Invesco Ltd.	12,421	98,995
Janus Henderson Group plc	5,192	111,940
Jefferies Financial Group, Inc.	7,945	116,394
Lazard Ltd., Class A	3,732	100,242
LendingTree, Inc. *	248	64,485
LPL Financial Holdings, Inc.	2,688	191,896
MarketAxess Holdings, Inc.	1,265	643,366
Moody’s Corp.	5,388	1,440,805
Morgan Stanley	38,721	1,711,468
Morningstar, Inc.	683	104,718
MSCI, Inc.	2,817	926,370
Nasdaq, Inc.	3,809	451,214
New Residential Investment Corp.	13,686	98,129
Northern Trust Corp.	7,035	555,835
OneMain Holdings, Inc.	2,582	60,238
Raymond James Financial, Inc.	4,112	284,879
S&P Global, Inc.	8,117	2,638,187
Santander Consumer USA Holdings, Inc.	3,170	52,400
SEI Investments Co.	4,197	227,561
Starwood Property Trust, Inc.	9,371	124,259
State Street Corp.	12,082	736,519
Stifel Financial Corp.	2,293	109,399
Synchrony Financial	18,752	381,978
T. Rowe Price Group, Inc.	7,760	938,184
TD Ameritrade Holding Corp.	8,740	325,740
The Bank of New York Mellon Corp.	28,009	1,041,095
The Blackstone Group, Inc., Class A	21,899	1,243,863
Security	Number of Shares	Value ($)
The Charles Schwab Corp. (b)	37,714	1,354,310
The Goldman Sachs Group, Inc.	10,587	2,080,240
Two Harbors Investment Corp.	8,933	40,377
Voya Financial, Inc.	4,494	202,455
		44,424,665

Energy 2.7%
Apache Corp.	12,471	134,562
Baker Hughes Co.	21,639	357,260
Cabot Oil & Gas Corp.	13,567	269,169
Cheniere Energy, Inc. *	7,736	343,092
Chevron Corp.	62,867	5,764,904
Cimarex Energy Co.	3,392	89,142
Concho Resources, Inc.	6,655	362,831
ConocoPhillips	36,566	1,542,354
Continental Resources, Inc.	2,814	34,415
CVR Energy, Inc.	1,022	20,849
Devon Energy Corp.	12,935	139,827
Diamondback Energy, Inc.	5,371	228,697
EOG Resources, Inc.	19,310	984,231
Exxon Mobil Corp.	140,685	6,396,947
Halliburton Co.	29,109	342,031
Helmerich & Payne, Inc.	3,561	71,683
Hess Corp.	8,635	409,903
HollyFrontier Corp.	4,938	155,300
Kinder Morgan, Inc.	64,972	1,026,558
Marathon Oil Corp.	26,510	141,563
Marathon Petroleum Corp.	21,568	757,899
Murphy Oil Corp.	4,844	57,886
National Oilwell Varco, Inc.	12,877	160,576
Noble Energy, Inc.	16,006	139,732
Occidental Petroleum Corp.	29,628	383,683
ONEOK, Inc.	13,702	502,726
Parsley Energy, Inc., Class A	10,324	94,361
PBF Energy, Inc., Class A	3,397	36,076
Phillips 66	14,752	1,154,491
Pioneer Natural Resources Co.	5,489	502,792
Schlumberger Ltd.	45,961	848,900
Targa Resources Corp.	7,720	138,111
TechnipFMC plc	14,709	108,847
The Williams Cos., Inc.	40,230	821,899
Transocean Ltd. *	19,196	25,531
Valero Energy Corp.	13,673	911,169
WPX Energy, Inc. *	14,436	81,852
		25,541,849

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	1,268	202,538
Costco Wholesale Corp.	14,687	4,530,499
Performance Food Group Co. *	4,344	115,768
Sysco Corp.	16,937	934,245
The Kroger Co.	26,626	868,540
US Foods Holding Corp. *	7,322	140,143
Walgreens Boots Alliance, Inc.	24,951	1,071,396
Walmart, Inc.	47,171	5,852,034
		13,715,163

Food, Beverage & Tobacco 3.4%
Altria Group, Inc.	62,120	2,425,786
Archer-Daniels-Midland Co.	18,486	726,685
Beyond Meat, Inc. *	354	45,415
Brown-Forman Corp., Class B	6,067	399,997
Bunge Ltd.	4,692	183,082
Campbell Soup Co.	5,635	287,272
Conagra Brands, Inc.	16,122	560,884
Constellation Brands, Inc., Class A	5,553	959,003

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Darling Ingredients, Inc. *	5,408	126,060
Flowers Foods, Inc.	6,482	152,910
General Mills, Inc.	20,060	1,264,582
Hormel Foods Corp.	9,265	452,410
Ingredion, Inc.	2,220	186,991
Kellogg Co.	8,241	538,220
Keurig Dr Pepper, Inc.	11,213	313,067
Lamb Weston Holdings, Inc.	4,833	290,270
Lancaster Colony Corp.	649	99,596
McCormick & Co., Inc. Non-Voting Shares	4,113	720,433
Molson Coors Beverage Co., Class B	6,225	236,301
Mondelez International, Inc., Class A	47,903	2,496,704
Monster Beverage Corp. *	12,678	911,675
PepsiCo, Inc.	46,370	6,099,974
Philip Morris International, Inc.	51,716	3,793,886
Pilgrim’s Pride Corp. *	1,747	36,111
Post Holdings, Inc. *	2,207	192,141
Sanderson Farms, Inc.	653	86,209
Seaboard Corp.	8	23,520
The Coca-Cola Co.	128,304	5,989,231
The Hershey Co.	4,915	666,867
The J.M. Smucker Co.	3,799	432,820
The Kraft Heinz Co.	20,759	632,527
Tyson Foods, Inc., Class A	9,789	601,436
		31,932,065

Health Care Equipment & Services 6.8%
Abbott Laboratories	58,802	5,581,486
ABIOMED, Inc. *	1,499	335,626
Align Technology, Inc. *	2,375	583,348
Amedisys, Inc. *	1,071	205,686
AmerisourceBergen Corp.	4,991	475,842
Anthem, Inc.	8,430	2,479,347
Baxter International, Inc.	16,960	1,526,570
Becton Dickinson & Co.	9,795	2,418,679
Boston Scientific Corp. *	46,307	1,759,203
Cardinal Health, Inc.	9,758	533,665
Centene Corp. *	19,384	1,284,190
Cerner Corp.	10,415	759,253
Chemed Corp.	523	250,261
Cigna Corp.	12,412	2,449,136
CVS Health Corp.	43,322	2,840,624
Danaher Corp.	20,944	3,489,480
DaVita, Inc. *	2,955	239,237
DENTSPLY SIRONA, Inc.	7,383	343,457
DexCom, Inc. *	3,020	1,142,496
Edwards Lifesciences Corp. *	6,920	1,555,062
Encompass Health Corp.	3,295	241,359
Globus Medical, Inc., Class A *	2,566	140,232
Guardant Health, Inc. *	1,339	121,032
Haemonetics Corp. *	1,665	182,617
HCA Healthcare, Inc.	8,770	937,513
HealthEquity, Inc. *	2,321	143,832
Henry Schein, Inc. *	4,859	295,038
Hill-Rom Holdings, Inc.	2,220	225,707
Hologic, Inc. *	8,913	472,389
Humana, Inc.	4,391	1,803,164
ICU Medical, Inc. *	644	128,555
IDEXX Laboratories, Inc. *	2,843	878,146
Insulet Corp. *	2,056	387,700
Integra LifeSciences Holdings Corp. *	2,346	122,250
Intuitive Surgical, Inc. *	3,845	2,230,215
Laboratory Corp. of America Holdings *	3,215	563,654
LHC Group, Inc. *	976	158,610
Masimo Corp. *	1,622	389,588
McKesson Corp.	5,360	850,471
Medtronic plc	44,567	4,393,415
Molina Healthcare, Inc. *	2,073	385,205
Security	Number of Shares	Value ($)
NuVasive, Inc. *	1,716	103,990
Penumbra, Inc. *	1,060	182,765
Quest Diagnostics, Inc.	4,461	527,647
ResMed, Inc.	4,773	767,594
STERIS plc	2,809	465,985
Stryker Corp.	10,687	2,091,767
Tandem Diabetes Care, Inc. *	1,851	153,911
Teladoc Health, Inc. *	2,393	416,526
Teleflex, Inc.	1,535	556,990
Tenet Healthcare Corp. *	3,437	74,789
The Cooper Cos., Inc.	1,644	521,115
UnitedHealth Group, Inc.	31,510	9,605,823
Universal Health Services, Inc., Class B	2,677	282,290
Varian Medical Systems, Inc. *	3,008	365,141
Veeva Systems, Inc., Class A *	4,360	954,273
West Pharmaceutical Services, Inc.	2,457	530,810
Wright Medical Group N.V. *	4,213	124,494
Zimmer Biomet Holdings, Inc.	6,831	863,029
		63,892,279

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	8,168	613,172
Colgate-Palmolive Co.	28,510	2,062,128
Coty, Inc., Class A	9,960	36,155
Herbalife Nutrition Ltd. *	3,051	133,756
Kimberly-Clark Corp.	11,412	1,614,113
The Clorox Co.	4,170	860,063
The Estee Lauder Cos., Inc., Class A	7,385	1,458,316
The Procter & Gamble Co.	82,933	9,613,593
		16,391,296

Insurance 2.1%
Aflac, Inc.	24,379	889,102
Alleghany Corp.	474	243,209
American Financial Group, Inc.	2,532	152,528
American International Group, Inc.	28,899	868,704
Aon plc, Class A	7,790	1,534,241
Arch Capital Group Ltd. *	13,427	378,910
Arthur J. Gallagher & Co.	6,204	584,913
Assurant, Inc.	2,021	207,314
Assured Guaranty Ltd.	3,108	80,590
Athene Holding Ltd., Class A *	3,944	113,942
Axis Capital Holdings Ltd.	2,758	103,535
Brighthouse Financial, Inc. *	3,574	106,184
Brown & Brown, Inc.	7,807	313,841
Chubb Ltd.	15,063	1,836,782
Cincinnati Financial Corp.	5,049	297,639
CNA Financial Corp.	892	26,965
Erie Indemnity Co., Class A	604	108,865
Everest Re Group Ltd.	1,355	268,846
Fidelity National Financial, Inc.	9,599	306,208
First American Financial Corp.	3,699	186,763
Globe Life, Inc.	3,321	255,783
Kemper Corp.	2,089	132,443
Lincoln National Corp.	6,559	248,783
Loews Corp.	8,450	280,878
Markel Corp. *	454	407,429
Marsh & McLennan Cos., Inc.	16,785	1,777,867
MetLife, Inc.	25,993	936,008
Old Republic International Corp.	9,516	148,354
Primerica, Inc.	1,377	156,482
Principal Financial Group, Inc.	8,616	332,750
Prudential Financial, Inc.	13,367	814,852
Reinsurance Group of America, Inc.	2,083	189,032
RenaissanceRe Holdings Ltd.	1,461	245,243
RLI Corp.	1,319	104,148
Selective Insurance Group, Inc.	1,995	104,638

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Allstate Corp.	10,812	1,057,522
The Hanover Insurance Group, Inc.	1,293	129,753
The Hartford Financial Services Group, Inc.	11,956	457,795
The Progressive Corp.	19,413	1,508,002
The Travelers Cos., Inc.	8,556	915,321
Unum Group	6,771	102,581
W.R. Berkley Corp.	4,824	279,551
Willis Towers Watson plc	4,280	868,412
		20,062,708

Materials 2.6%
Air Products and Chemicals, Inc.	7,325	1,770,086
Albemarle Corp.	3,522	269,503
Alcoa Corp. *	6,123	56,393
Amcor plc	53,906	550,380
AptarGroup, Inc.	2,129	237,149
Arconic Corp. *	3,229	46,724
Ashland Global Holdings, Inc.	1,994	133,917
Avery Dennison Corp.	2,771	306,667
Axalta Coating Systems Ltd. *	6,885	159,112
Ball Corp.	10,843	772,672
Berry Global Group, Inc. *	4,384	196,885
Celanese Corp.	4,031	362,427
CF Industries Holdings, Inc.	7,226	212,228
Corteva, Inc.	24,798	677,233
Crown Holdings, Inc. *	4,504	294,697
Dow, Inc.	24,639	951,065
DuPont de Nemours, Inc.	24,712	1,253,640
Eagle Materials, Inc.	1,380	92,129
Eastman Chemical Co.	4,513	307,245
Ecolab, Inc.	8,351	1,775,256
FMC Corp.	4,292	422,376
Freeport-McMoRan, Inc.	48,056	435,868
Graphic Packaging Holding Co.	9,731	140,808
Huntsman Corp.	6,705	121,696
International Flavors & Fragrances, Inc.	3,541	471,626
International Paper Co.	13,029	443,637
Linde plc	17,875	3,616,827
LyondellBasell Industries N.V., Class A	8,510	542,598
Martin Marietta Materials, Inc.	2,065	396,666
NewMarket Corp.	242	105,543
Newmont Corp.	27,290	1,595,646
Nucor Corp.	10,040	424,290
Packaging Corp. of America	3,165	320,963
PPG Industries, Inc.	7,842	797,296
Reliance Steel & Aluminum Co.	2,228	216,116
Royal Gold, Inc.	2,177	289,976
RPM International, Inc.	4,314	322,601
Sealed Air Corp.	5,138	164,930
Sonoco Products Co.	3,347	173,408
Steel Dynamics, Inc.	7,137	189,559
The Mosaic Co.	11,555	139,700
The Scotts Miracle-Gro Co.	1,334	190,188
The Sherwin-Williams Co.	2,729	1,620,617
Valvoline, Inc.	6,340	116,339
Vulcan Materials Co.	4,419	478,666
W.R. Grace & Co.	1,823	95,161
Westlake Chemical Corp.	1,136	54,187
Westrock Co.	8,611	241,625
		24,554,321

Media & Entertainment 8.5%
Activision Blizzard, Inc.	25,595	1,842,328
Alphabet, Inc., Class A *	9,956	14,272,125
Alphabet, Inc., Class C *	9,932	14,192,033
Altice USA, Inc., Class A *	10,327	265,610
Cable One, Inc.	164	309,450
Security	Number of Shares	Value ($)
Charter Communications, Inc., Class A *	5,210	2,834,240
Cinemark Holdings, Inc.	3,531	53,071
Comcast Corp., Class A	150,965	5,978,214
Discovery, Inc., Class A *	5,279	114,818
Discovery, Inc., Class C *	11,206	219,526
DISH Network Corp., Class A *	8,474	268,202
Electronic Arts, Inc. *	9,696	1,191,445
Facebook, Inc., Class A *	80,018	18,011,252
Fox Corp., Class A	11,790	343,914
Fox Corp., Class B	5,362	154,318
IAC/InterActiveCorp *	2,398	648,347
Liberty Broadband Corp., Class C *	5,067	692,254
Liberty Media Corp. — Liberty Formula One, Class C *	6,738	233,472
Liberty Media Corp. — Liberty SiriusXM, Class A *	2,774	101,251
Liberty Media Corp. — Liberty SiriusXM, Class C *	4,865	177,427
Live Nation Entertainment, Inc. *	4,649	228,545
Madison Square Garden Entertainment Corp. *	596	47,221
Madison Square Garden Sports C *	596	101,695
Match Group, Inc. *(a)	1,784	158,847
Netflix, Inc. *	14,573	6,116,725
News Corp., Class A	13,016	159,446
Nexstar Media Group, Inc., Class A	1,535	127,881
Omnicom Group, Inc.	7,209	394,981
Pinterest, Inc., Class A *	3,381	68,601
Roku, Inc. *	3,029	331,706
Sirius XM Holdings, Inc.	45,507	264,851
Snap, Inc., Class A *	26,117	494,656
Take-Two Interactive Software, Inc. *	3,800	517,446
TEGNA, Inc.	7,194	84,314
The Interpublic Group of Cos., Inc.	12,793	218,888
The New York Times Co., Class A	4,822	189,167
The Walt Disney Co.	59,958	7,033,073
TripAdvisor, Inc.	3,463	66,767
Twitter, Inc. *	25,784	798,530
ViacomCBS, Inc., Class B	17,948	372,242
Zillow Group, Inc., Class C *	4,457	258,461
Zynga, Inc., Class A *	31,511	288,326
		80,225,666

Pharmaceuticals, Biotechnology & Life Sciences 8.3%
AbbVie, Inc.	58,624	5,432,686
ACADIA Pharmaceuticals, Inc. *	3,722	184,909
Agilent Technologies, Inc.	10,262	904,493
Alexion Pharmaceuticals, Inc. *	7,362	882,704
Allakos, Inc. *	804	52,260
Alnylam Pharmaceuticals, Inc. *	3,689	499,011
Amgen, Inc.	19,767	4,540,480
Arrowhead Pharmaceuticals, Inc. *	3,322	107,101
Avantor, Inc. *	8,925	169,307
Bio-Rad Laboratories, Inc., Class A *	712	349,820
Bio-Techne Corp.	1,262	334,178
Biogen, Inc. *	5,991	1,839,776
BioMarin Pharmaceutical, Inc. *	5,953	634,292
Bluebird Bio, Inc. *	2,139	136,105
Blueprint Medicines Corp. *	1,779	115,884
Bridgebio Pharma, Inc. *	697	20,443
Bristol-Myers Squibb Co.	77,950	4,655,174
Bruker Corp.	3,419	147,974
Catalent, Inc. *	5,143	399,765
Charles River Laboratories International, Inc. *	1,609	289,073
Elanco Animal Health, Inc. *	13,132	281,156
Eli Lilly and Co.	28,081	4,294,989
Exact Sciences Corp. *	4,626	397,281
Exelixis, Inc. *	10,149	250,782

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
FibroGen, Inc. *	2,627	87,847
Gilead Sciences, Inc.	42,095	3,276,254
Global Blood Therapeutics, Inc. *	1,999	139,770
Horizon Therapeutics plc *	6,244	316,758
Illumina, Inc. *	4,885	1,773,499
Immunomedics, Inc. *	6,604	221,828
Incyte Corp. *	5,963	607,689
Intercept Pharmaceuticals, Inc. *	813	58,747
Ionis Pharmaceuticals, Inc. *	4,291	241,197
IQVIA Holdings, Inc. *	6,003	897,569
Jazz Pharmaceuticals plc *	1,903	227,066
Johnson & Johnson	87,522	13,018,897
Merck & Co., Inc.	84,649	6,832,867
Mettler-Toledo International, Inc. *	806	640,770
Mirati Therapeutics, Inc. *	1,199	118,929
Moderna, Inc. *	9,819	603,869
Mylan N.V. *	17,080	291,556
Nektar Therapeutics *	5,856	127,075
Neurocrine Biosciences, Inc. *	3,070	383,013
PerkinElmer, Inc.	3,681	369,830
Perrigo Co., plc	4,544	248,875
Pfizer, Inc.	184,059	7,029,213
PRA Health Sciences, Inc. *	2,085	215,798
Reata Pharmaceuticals, Inc., Class A *	843	122,505
Regeneron Pharmaceuticals, Inc. *	3,351	2,053,526
Repligen Corp. *	1,545	202,349
Sage Therapeutics, Inc. *	1,700	60,724
Sarepta Therapeutics, Inc. *	2,341	356,464
Seattle Genetics, Inc. *	3,831	602,272
Syneos Health, Inc. *	2,104	128,323
Thermo Fisher Scientific, Inc.	13,346	4,660,290
United Therapeutics Corp. *	1,453	171,381
Vertex Pharmaceuticals, Inc. *	8,542	2,459,754
Waters Corp. *	2,139	427,479
Zoetis, Inc.	15,871	2,212,259
		78,105,885

Real Estate 3.4%
Alexandria Real Estate Equities, Inc.	4,072	625,948
American Campus Communities, Inc.	4,579	147,902
American Homes 4 Rent, Class A	8,487	214,212
American Tower Corp.	14,727	3,802,070
Americold Realty Trust	6,330	226,044
Apartment Investment & Management Co., Class A	4,898	180,589
AvalonBay Communities, Inc.	4,631	722,482
Boston Properties, Inc.	4,781	411,070
Brixmor Property Group, Inc.	9,830	109,703
Camden Property Trust	3,224	295,222
CBRE Group, Inc., Class A *	11,102	488,266
CoreSite Realty Corp.	1,339	167,134
Cousins Properties, Inc.	4,836	150,496
Crown Castle International Corp.	13,817	2,378,735
CubeSmart	6,425	182,855
CyrusOne, Inc.	3,747	278,552
Digital Realty Trust, Inc.	8,726	1,252,705
Douglas Emmett, Inc.	5,467	160,511
Duke Realty Corp.	12,260	422,725
EastGroup Properties, Inc.	1,279	148,684
EPR Properties	2,572	81,198
Equinix, Inc.	2,926	2,041,265
Equity Commonwealth	4,019	135,440
Equity LifeStyle Properties, Inc.	6,076	378,535
Equity Residential	11,606	702,859
Essex Property Trust, Inc.	2,193	532,395
Extra Space Storage, Inc.	4,298	415,831
Federal Realty Investment Trust	2,331	186,270
First Industrial Realty Trust, Inc.	4,256	161,217
Security	Number of Shares	Value ($)
Gaming & Leisure Properties, Inc.	6,754	233,283
Healthcare Realty Trust, Inc.	4,564	140,115
Healthcare Trust of America, Inc., Class A	6,906	182,802
Healthpeak Properties, Inc.	16,440	405,082
Highwoods Properties, Inc.	3,391	129,774
Host Hotels & Resorts, Inc.	23,941	285,856
Hudson Pacific Properties, Inc.	5,121	123,775
Invitation Homes, Inc.	17,818	468,613
Iron Mountain, Inc.	9,553	246,085
JBG SMITH Properties	3,931	116,869
Jones Lang LaSalle, Inc.	1,702	174,285
Kilroy Realty Corp.	3,250	185,640
Kimco Realty Corp.	14,032	155,896
Lamar Advertising Co., Class A	2,837	188,093
Life Storage, Inc.	1,546	150,704
Medical Properties Trust, Inc.	17,284	312,495
Mid-America Apartment Communities, Inc.	3,792	441,237
National Retail Properties, Inc.	5,736	180,053
Omega Healthcare Investors, Inc.	7,239	225,422
Outfront Media, Inc.	4,765	66,901
Park Hotels & Resorts, Inc.	7,988	78,522
Prologis, Inc.	24,541	2,245,501
PS Business Parks, Inc.	663	88,603
Public Storage	4,988	1,011,267
Rayonier, Inc.	4,619	109,701
Realty Income Corp.	11,360	628,322
Regency Centers Corp.	5,579	238,725
Rexford Industrial Realty, Inc.	3,895	155,021
Ryman Hospitality Properties, Inc.	1,784	60,977
Sabra Health Care REIT, Inc.	6,646	89,455
SBA Communications Corp.	3,734	1,172,961
Service Properties Trust	5,397	36,430
Simon Property Group, Inc.	10,200	588,540
SL Green Realty Corp.	2,714	114,314
Spirit Realty Capital, Inc.	3,325	94,530
STAG Industrial, Inc.	4,931	132,644
STORE Capital Corp.	7,140	138,088
Sun Communities, Inc.	3,073	421,585
The Howard Hughes Corp. *	1,430	72,430
UDR, Inc.	9,778	361,590
Ventas, Inc.	12,359	431,947
VEREIT, Inc.	35,190	192,841
VICI Properties, Inc.	15,402	302,187
Vornado Realty Trust	5,272	190,899
Weingarten Realty Investors	3,954	70,698
Welltower, Inc.	13,487	683,386
Weyerhaeuser Co.	24,771	500,126
WP Carey, Inc.	5,747	344,303
		31,969,488

Retailing 7.0%
Aaron’s, Inc.	2,224	82,088
Advance Auto Parts, Inc.	2,298	320,157
Amazon.com, Inc. *	13,841	33,804,843
AutoNation, Inc. *	1,985	78,368
AutoZone, Inc. *	791	907,957
Best Buy Co., Inc.	7,549	589,501
Booking Holdings, Inc. *	1,388	2,275,515
Burlington Stores, Inc. *	2,228	467,145
CarMax, Inc. *	5,439	478,904
Carvana Co. *	1,834	170,525
Dollar General Corp.	8,456	1,619,409
Dollar Tree, Inc. *	7,834	766,714
eBay, Inc.	25,401	1,156,762
Etsy, Inc. *	3,923	317,685
Expedia Group, Inc.	4,645	369,185
Five Below, Inc. *	1,826	191,091
Floor & Decor Holdings, Inc., Class A *	2,308	120,016

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Foot Locker, Inc.	3,514	97,338
Genuine Parts Co.	4,835	403,287
GrubHub, Inc. *	3,047	172,887
Kohl’s Corp.	5,192	99,790
L Brands, Inc.	7,654	123,918
LKQ Corp. *	10,177	279,460
Lowe’s Cos., Inc.	25,492	3,322,882
Macy’s, Inc. (a)	10,133	64,446
Nordstrom, Inc.	3,492	56,326
O'Reilly Automotive, Inc. *	2,504	1,044,769
Penske Automotive Group, Inc.	1,094	39,121
Pool Corp.	1,337	359,680
RH *	534	115,819
Ross Stores, Inc.	12,023	1,165,750
Target Corp.	16,875	2,064,319
The Gap, Inc.	7,084	63,048
The Home Depot, Inc.	36,280	9,014,854
The TJX Cos., Inc.	40,318	2,127,178
Tiffany & Co.	3,578	458,449
Tractor Supply Co.	3,935	480,149
Ulta Beauty, Inc. *	1,893	461,911
Wayfair, Inc., Class A *	2,195	376,552
Williams-Sonoma, Inc.	2,550	212,185
		66,319,983

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	38,890	2,092,282
Analog Devices, Inc.	12,239	1,382,395
Applied Materials, Inc.	30,715	1,725,569
Broadcom, Inc.	13,181	3,839,230
Cabot Microelectronics Corp.	960	139,066
Cirrus Logic, Inc. *	1,920	139,162
Cree, Inc. *	3,581	188,683
Enphase Energy, Inc. *	2,641	153,680
Entegris, Inc.	4,498	269,340
First Solar, Inc. *	2,524	117,669
Inphi Corp. *	1,513	190,139
Intel Corp.	144,667	9,103,894
KLA Corp.	5,238	921,678
Lam Research Corp.	4,813	1,317,174
Marvell Technology Group Ltd.	22,102	720,967
Maxim Integrated Products, Inc.	9,010	519,697
Microchip Technology, Inc.	7,914	759,902
Micron Technology, Inc. *	36,811	1,763,615
MKS Instruments, Inc.	1,797	189,817
Monolithic Power Systems, Inc.	1,350	283,162
NVIDIA Corp.	20,361	7,228,562
ON Semiconductor Corp. *	13,724	226,309
Qorvo, Inc. *	3,839	402,097
QUALCOMM, Inc.	37,994	3,072,955
Silicon Laboratories, Inc. *	1,436	134,496
Skyworks Solutions, Inc.	5,686	674,018
SolarEdge Technologies, Inc. *	1,607	228,033
Teradyne, Inc.	5,557	372,430
Texas Instruments, Inc.	31,115	3,694,595
Universal Display Corp.	1,401	205,386
Xilinx, Inc.	8,345	767,323
		42,823,325

Software & Services 14.9%
Accenture plc, Class A	21,114	4,257,005
ACI Worldwide, Inc. *	3,869	106,707
Adobe, Inc. *	16,094	6,221,940
Akamai Technologies, Inc. *	5,383	569,521
Alliance Data Systems Corp.	1,364	63,194
Alteryx, Inc., Class A *	1,610	231,743
Amdocs Ltd.	4,517	281,228
Security	Number of Shares	Value ($)
Anaplan, Inc. *	2,838	130,321
ANSYS, Inc. *	2,839	803,437
Aspen Technology, Inc. *	2,272	240,014
Autodesk, Inc. *	7,302	1,536,195
Automatic Data Processing, Inc.	14,382	2,106,819
Avalara, Inc. *	2,174	232,748
Black Knight, Inc. *	4,964	382,129
Blackbaud, Inc.	1,598	93,659
Booz Allen Hamilton Holding Corp.	4,658	371,522
Broadridge Financial Solutions, Inc.	3,822	462,844
CACI International, Inc., Class A *	828	207,646
Cadence Design Systems, Inc. *	9,329	851,644
CDK Global, Inc.	4,042	158,891
Ceridian HCM Holding, Inc. *	3,326	229,062
Citrix Systems, Inc.	3,822	566,115
Cognizant Technology Solutions Corp., Class A	18,174	963,222
Cornerstone OnDemand, Inc. *	1,741	67,290
Coupa Software, Inc. *	2,088	475,041
DocuSign, Inc. *	4,150	579,921
Dropbox, Inc., Class A *	7,153	161,443
DXC Technology Co.	8,543	121,396
Dynatrace, Inc. *	2,985	114,833
Elastic N.V. *	1,071	92,020
Envestnet, Inc. *	1,731	125,688
EPAM Systems, Inc. *	1,813	418,150
Euronet Worldwide, Inc. *	1,779	168,525
Fair Isaac Corp. *	956	384,933
Fidelity National Information Services, Inc.	20,467	2,841,434
FireEye, Inc. *	7,087	88,446
Fiserv, Inc. *	18,993	2,027,883
Five9, Inc. *	2,025	211,005
FleetCor Technologies, Inc. *	2,876	701,140
Fortinet, Inc. *	4,712	655,910
Gartner, Inc. *	2,962	360,475
Genpact Ltd.	5,158	185,430
Global Payments, Inc.	10,000	1,794,900
GoDaddy, Inc., Class A *	5,889	454,925
Guidewire Software, Inc. *	2,754	282,505
HubSpot, Inc. *	1,332	266,320
International Business Machines Corp.	29,468	3,680,553
Intuit, Inc.	8,649	2,510,978
j2 Global, Inc. *	1,524	119,329
Jack Henry & Associates, Inc.	2,560	463,002
KBR, Inc.	4,689	109,957
Leidos Holdings, Inc.	4,436	467,067
LogMeIn, Inc.	1,606	136,349
Manhattan Associates, Inc. *	2,114	186,878
Mastercard, Inc., Class A	29,512	8,879,866
MAXIMUS, Inc.	2,124	152,971
Medallia, Inc. *	537	15,186
Microsoft Corp.	253,710	46,492,358
MongoDB, Inc. *	1,147	266,230
New Relic, Inc. *	1,647	108,949
NortonLifeLock, Inc.	19,018	433,230
Nuance Communications, Inc. *	9,373	214,454
Nutanix, Inc., Class A *	4,879	117,389
Okta, Inc. *	3,736	730,687
Oracle Corp.	72,098	3,876,710
Palo Alto Networks, Inc. *	3,247	763,922
Paychex, Inc.	10,562	763,421
Paycom Software, Inc. *	1,627	483,593
Paylocity Holding Corp. *	1,185	154,056
PayPal Holdings, Inc. *	39,059	6,054,536
Pegasystems, Inc.	1,266	120,422
Perspecta, Inc.	4,553	100,940
Proofpoint, Inc. *	1,868	217,192
PTC, Inc. *	3,444	263,053
Q2 Holdings, Inc. *	1,593	131,614
RealPage, Inc. *	2,821	191,320

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RingCentral, Inc., Class A *	2,480	680,140
Sabre Corp.	9,091	63,364
salesforce.com, Inc. *	29,490	5,154,557
Science Applications International Corp.	1,613	142,009
ServiceNow, Inc. *	6,263	2,429,606
Slack Technologies, Inc., Class A *	1,825	63,966
Smartsheet, Inc., Class A *	2,993	172,576
SolarWinds Corp. *	2,156	39,433
Splunk, Inc. *	5,118	951,129
Square, Inc., Class A *	11,383	922,934
SS&C Technologies Holdings, Inc.	7,312	423,328
Synopsys, Inc. *	4,988	902,379
The Trade Desk, Inc., Class A *	1,327	413,440
The Western Union Co.	13,919	278,658
Twilio, Inc., Class A *	4,143	818,657
Tyler Technologies, Inc. *	1,292	484,901
Verint Systems, Inc. *	2,209	102,431
VeriSign, Inc. *	3,437	752,737
Visa, Inc., Class A	56,930	11,115,013
VMware, Inc., Class A *	2,626	410,365
WEX, Inc. *	1,431	211,903
Workday, Inc., Class A *	5,442	998,226
Zendesk, Inc. *	3,738	320,534
Zoom Video Communications, Inc., Class A *	959	172,121
Zscaler, Inc. *	2,165	212,365
		140,090,203

Technology Hardware & Equipment 6.6%
Amphenol Corp., Class A	9,842	950,344
Apple, Inc.	138,890	44,158,687
Arista Networks, Inc. *	1,822	425,364
Arrow Electronics, Inc. *	2,714	187,483
Avnet, Inc.	3,328	90,655
CDW Corp.	4,763	528,264
Ciena Corp. *	5,182	286,357
Cisco Systems, Inc.	141,136	6,749,124
Cognex Corp.	5,683	322,453
Coherent, Inc. *	798	115,878
Corning, Inc.	25,507	581,305
Dell Technologies, Inc., Class C *	5,120	254,157
Dolby Laboratories, Inc., Class A	2,106	127,897
F5 Networks, Inc. *	2,026	293,608
FLIR Systems, Inc.	4,452	205,682
Hewlett Packard Enterprise Co.	43,016	417,685
HP, Inc.	49,244	745,554
IPG Photonics Corp. *	1,165	181,041
Jabil, Inc.	4,608	137,871
Juniper Networks, Inc.	11,178	271,178
Keysight Technologies, Inc. *	6,225	673,109
Littelfuse, Inc.	804	130,642
Lumentum Holdings, Inc. *	2,556	187,406
Motorola Solutions, Inc.	5,694	770,569
National Instruments Corp.	3,954	153,099
NCR Corp. *	4,227	76,297
NetApp, Inc.	7,543	335,965
Pure Storage, Inc., Class A *	7,423	130,719
Seagate Technology plc	7,686	407,665
SYNNEX Corp.	1,352	144,191
TE Connectivity Ltd.	11,106	902,363
Tech Data Corp. *	1,171	159,537
Trimble, Inc. *	8,240	322,349
Ubiquiti, Inc.	399	73,580
ViaSat, Inc. *	1,921	80,682
Western Digital Corp.	9,880	438,376
Xerox Holdings Corp.	6,192	98,329
Zebra Technologies Corp., Class A *	1,784	466,195
		62,581,660

Security	Number of Shares	Value ($)
Telecommunication Services 1.9%
AT&T, Inc.	242,915	7,496,357
CenturyLink, Inc.	32,525	319,721
GCI Liberty, Inc., Class A *	3,124	216,150
Liberty Global plc, Class A *	5,452	115,801
Liberty Global plc, Class C *	13,721	283,064
T-Mobile US, Inc. *	12,660	1,266,506
Verizon Communications, Inc.	137,535	7,891,758
		17,589,357

Transportation 1.7%
Alaska Air Group, Inc.	4,080	139,495
AMERCO	261	84,172
American Airlines Group, Inc. (a)	12,992	136,416
C.H. Robinson Worldwide, Inc.	4,501	365,166
CSX Corp.	25,851	1,850,415
Delta Air Lines, Inc.	19,122	482,066
Expeditors International of Washington, Inc.	5,654	431,796
FedEx Corp.	7,973	1,040,955
J.B. Hunt Transport Services, Inc.	2,835	339,264
JetBlue Airways Corp. *	9,654	97,216
Kansas City Southern	3,294	495,813
Kirby Corp. *	2,001	102,611
Knight-Swift Transportation Holdings, Inc.	4,097	170,476
Landstar System, Inc.	1,302	151,370
Lyft, Inc., Class A *	6,773	211,724
Macquarie Infrastructure Corp.	2,579	73,218
Norfolk Southern Corp.	8,662	1,544,348
Old Dominion Freight Line, Inc.	3,173	542,869
Southwest Airlines Co.	17,493	561,525
Uber Technologies, Inc. *	6,790	246,613
Union Pacific Corp.	23,088	3,921,728
United Airlines Holdings, Inc. *	8,274	232,003
United Parcel Service, Inc., Class B	23,298	2,323,044
XPO Logistics, Inc. *	3,030	238,794
		15,783,097

Utilities 3.2%
ALLETE, Inc.	1,684	98,901
Alliant Energy Corp.	7,960	392,906
Ameren Corp.	8,173	610,768
American Electric Power Co., Inc.	16,392	1,397,418
American Water Works Co., Inc.	5,989	760,603
Atmos Energy Corp.	3,988	409,887
Avangrid, Inc.	1,881	83,667
Black Hills Corp.	2,036	125,642
CenterPoint Energy, Inc.	16,736	297,566
CMS Energy Corp.	9,417	551,648
Consolidated Edison, Inc.	11,039	828,587
Dominion Energy, Inc.	27,411	2,330,209
DTE Energy Co.	6,381	686,404
Duke Energy Corp.	24,283	2,079,353
Edison International	11,894	691,160
Entergy Corp.	6,597	671,707
Essential Utilities, Inc.	7,206	315,335
Evergy, Inc.	7,549	465,698
Eversource Energy	10,765	901,030
Exelon Corp.	32,396	1,241,091
FirstEnergy Corp.	17,955	758,778
Hawaiian Electric Industries, Inc.	3,652	144,108
IDACORP, Inc.	1,667	155,414
MDU Resources Group, Inc.	6,631	144,291
National Fuel Gas Co.	2,862	120,118
New Jersey Resources Corp.	3,208	112,665
NextEra Energy, Inc.	16,257	4,154,639
NiSource, Inc.	12,333	293,895

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NRG Energy, Inc.	8,301	299,251
OGE Energy Corp.	6,647	208,184
ONE Gas, Inc.	1,746	146,612
Ormat Technologies, Inc.	1,689	122,976
Pinnacle West Capital Corp.	3,720	289,788
PNM Resources, Inc.	2,646	108,010
Portland General Electric Co.	2,949	138,927
PPL Corp.	25,514	712,861
Public Service Enterprise Group, Inc.	16,795	857,217
Sempra Energy	9,380	1,184,788
Southwest Gas Holdings, Inc.	1,809	137,394
Spire, Inc.	1,662	121,193
TerraForm Power, Inc., Class A	2,630	48,339
The AES Corp.	22,161	276,791
The Southern Co.	34,872	1,990,145
UGI Corp.	6,979	222,211
Vistra Energy Corp.	14,913	304,822
WEC Energy Group, Inc.	10,467	960,138
Xcel Energy, Inc.	17,429	1,133,408
		30,086,543
Total Common Stock
(Cost $861,245,211)		940,187,323

Rights 0.0% of net assets

Media & Entertainment 0.0%
Liberty Media Corp. — Liberty SiriusXM expires 06/05/20 *	707	7,685
Total Rights
(Cost $—)		7,685
Security	Number of Shares	Value ($)
Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	382,644	382,644

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	603,330	603,330
Total Other Investment Companies
(Cost $985,974)		985,974

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	12	1,825,200	75,155
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $580,490.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$1,387,479	$277,802	($219,142)	($11,116)	($80,713)	$1,354,310	37,714	$19,643

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$940,187,323	$—	$—	$940,187,323
Rights[1]	7,685	—	—	7,685
Other Investment Companies[1]	985,974	—	—	985,974
Futures Contracts[2]	75,155	—	—	75,155
Total	$941,256,137	$—	$—	$941,256,137
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.7%
Autoliv, Inc.	54,418	3,459,896
BorgWarner, Inc.	143,530	4,614,490
Ford Motor Co.	2,697,494	15,402,691
General Motors Co.	874,201	22,624,322
Gentex Corp.	176,424	4,664,651
Harley-Davidson, Inc.	105,566	2,252,778
Lear Corp.	38,663	4,100,211
Tesla, Inc. *	98,839	82,530,565
		139,649,604

Banks 3.7%
Aptiv plc	177,093	13,343,958
Bank of America Corp.	5,614,568	135,423,380
BOK Financial Corp.	21,672	1,103,972
Citigroup, Inc.	1,516,719	72,666,007
Citizens Financial Group, Inc.	300,041	7,230,988
Comerica, Inc.	99,491	3,616,498
Commerce Bancshares, Inc.	71,784	4,574,794
Cullen/Frost Bankers, Inc.	39,629	3,010,615
East West Bancorp, Inc.	101,249	3,538,653
Fifth Third Bancorp	491,483	9,529,855
First Republic Bank	116,643	12,617,273
Huntington Bancshares, Inc.	725,148	6,446,566
JPMorgan Chase & Co.	2,175,459	211,693,915
KeyCorp	680,478	8,063,664
M&T Bank Corp.	91,633	9,681,943
New York Community Bancorp, Inc.	324,679	3,263,024
People's United Financial, Inc.	306,470	3,509,082
Regions Financial Corp.	665,984	7,532,279
Signature Bank	37,498	3,858,919
SVB Financial Group *	35,678	7,661,850
The PNC Financial Services Group, Inc.	304,391	34,712,750
Truist Financial Corp.	929,931	34,202,862
U.S. Bancorp	985,642	35,049,430
Wells Fargo & Co.	2,671,570	70,716,458
Zions Bancorp NA	120,482	3,964,460
		707,013,195

Capital Goods 5.5%
3M Co.	399,117	62,437,864
A.O. Smith Corp.	95,223	4,523,093
Acuity Brands, Inc.	27,424	2,362,578
AGCO Corp.	43,118	2,381,407
Allegion plc	64,716	6,452,185
Allison Transmission Holdings, Inc.	81,661	3,080,253
AMETEK, Inc.	158,239	14,512,099
Carlisle Cos., Inc.	39,458	4,729,436
Carrier Global Corp. *	561,171	11,487,170
Caterpillar, Inc.	383,846	46,111,420
Cummins, Inc.	106,632	18,084,787
Deere & Co.	218,379	33,219,813
Security	Number of Shares	Value ($)
Donaldson Co., Inc.	87,734	4,162,978
Dover Corp.	100,757	9,798,618
Eaton Corp. plc	286,294	24,306,361
Emerson Electric Co.	422,070	25,754,711
Fastenal Co.	397,190	16,388,059
Flowserve Corp.	91,526	2,388,829
Fortive Corp.	204,358	12,461,751
Fortune Brands Home & Security, Inc.	96,732	5,896,783
General Dynamics Corp.	162,743	23,895,555
General Electric Co.	6,066,981	39,860,065
Graco, Inc.	116,077	5,596,072
HD Supply Holdings, Inc. *	114,506	3,630,985
HEICO Corp.	27,945	2,815,738
HEICO Corp., Class A	49,855	4,185,327
Hexcel Corp.	58,926	2,132,532
Honeywell International, Inc.	496,200	72,370,770
Howmet Aerospace, Inc.	268,480	3,511,718
Hubbell, Inc.	37,768	4,623,559
Huntington Ingalls Industries, Inc.	28,311	5,659,086
IDEX Corp.	52,682	8,395,930
Illinois Tool Works, Inc.	202,988	35,007,311
Jacobs Engineering Group, Inc.	93,739	7,875,951
Johnson Controls International plc	536,415	16,848,795
L3Harris Technologies, Inc.	153,178	30,551,352
Lennox International, Inc.	24,250	5,185,620
Lincoln Electric Holdings, Inc.	41,896	3,442,594
Lockheed Martin Corp.	172,211	66,893,641
Masco Corp.	196,596	9,171,203
Nordson Corp.	35,330	6,654,406
Northrop Grumman Corp.	108,612	36,406,742
Otis Worldwide Corp.	280,533	14,770,062
Owens Corning	75,018	3,938,445
PACCAR, Inc.	239,609	17,697,521
Parker-Hannifin Corp.	88,965	16,011,031
Pentair plc	116,571	4,562,589
Quanta Services, Inc.	98,830	3,649,792
Raytheon Technologies Corp.	1,019,261	65,762,720
Rockwell Automation, Inc.	80,214	17,339,058
Roper Technologies, Inc.	72,261	28,456,382
Sensata Technologies Holding plc *	109,786	3,913,871
Snap-on, Inc.	38,280	4,964,533
Spirit AeroSystems Holdings, Inc., Class A	71,855	1,557,098
Stanley Black & Decker, Inc.	105,976	13,294,689
Teledyne Technologies, Inc. *	25,361	9,488,057
Textron, Inc.	159,458	4,938,414
The Boeing Co.	371,142	54,131,061
The Middleby Corp. *	39,465	2,687,567
The Toro Co.	74,134	5,268,703
Trane Technologies plc	166,052	14,979,551
TransDigm Group, Inc.	34,557	14,680,505
United Rentals, Inc. *	51,902	7,208,669
W.W. Grainger, Inc.	30,484	9,438,456
Westinghouse Air Brake Technologies Corp.	127,038	7,758,211

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Woodward, Inc.	38,956	2,671,602
Xylem, Inc.	125,153	8,302,650
		1,042,726,384

Commercial & Professional Services 0.9%
Cintas Corp.	58,236	14,440,199
Copart, Inc. *	142,499	12,737,986
CoStar Group, Inc. *	27,075	17,782,860
Equifax, Inc.	83,883	12,881,073
IAA, Inc. *	93,184	3,820,544
IHS Markit Ltd.	277,496	19,274,872
ManpowerGroup, Inc.	41,240	2,851,334
Nielsen Holdings plc	250,695	3,482,153
Republic Services, Inc.	146,195	12,493,825
Robert Half International, Inc.	81,987	4,160,020
Rollins, Inc.	97,834	4,089,461
Stericycle, Inc. *	63,313	3,471,452
TransUnion	130,300	11,243,587
Verisk Analytics, Inc.	113,967	19,679,822
Waste Management, Inc.	270,216	28,845,558
		171,254,746

Consumer Durables & Apparel 1.1%
Capri Holdings Ltd. *	103,718	1,559,919
D.R. Horton, Inc.	232,631	12,864,494
Garmin Ltd.	100,221	9,036,928
Hanesbrands, Inc.	252,169	2,486,386
Hasbro, Inc.	88,207	6,484,097
Leggett & Platt, Inc.	92,851	2,840,312
Lennar Corp., Class A	202,286	12,230,212
Lululemon Athletica, Inc. *	83,271	24,989,211
Mohawk Industries, Inc. *	41,484	3,866,309
Newell Brands, Inc.	263,292	3,462,290
NIKE, Inc., Class B	864,835	85,255,434
NVR, Inc. *	2,429	7,825,291
Polaris, Inc.	39,386	3,439,973
PulteGroup, Inc.	175,453	5,960,138
PVH Corp.	51,407	2,337,476
Ralph Lauren Corp.	34,356	2,594,222
Tapestry, Inc.	190,779	2,594,594
Toll Brothers, Inc.	83,692	2,704,088
Under Armour, Inc., Class A *	129,977	1,137,299
Under Armour, Inc., Class C *	135,439	1,064,550
VF Corp.	226,931	12,730,829
Whirlpool Corp.	43,762	5,331,087
		212,795,139

Consumer Services 1.7%
Aramark	173,895	4,502,142
Bright Horizons Family Solutions, Inc. *	39,967	4,471,508
Caesars Entertainment Corp. *	387,969	4,418,967
Carnival Corp. (a)	322,207	5,071,538
Chipotle Mexican Grill, Inc. *	17,768	17,837,473
Darden Restaurants, Inc.	90,300	6,940,458
Domino's Pizza, Inc.	26,808	10,343,599
Dunkin' Brands Group, Inc.	57,693	3,684,852
H&R Block, Inc.	134,070	2,279,190
Hilton Worldwide Holdings, Inc.	196,525	15,586,398
Las Vegas Sands Corp.	234,905	11,261,346
Marriott International, Inc., Class A	188,233	16,658,620
McDonald's Corp.	521,825	97,226,434
MGM Resorts International	359,255	6,172,001
Norwegian Cruise Line Holdings Ltd. *	172,490	2,701,193
Royal Caribbean Cruises Ltd.	118,896	6,167,136
Service Corp. International	127,521	5,028,153
ServiceMaster Global Holdings, Inc. *	95,196	3,131,948
Security	Number of Shares	Value ($)
Starbucks Corp.	819,794	63,935,734
Vail Resorts, Inc.	27,789	5,511,392
Wyndham Hotels & Resorts, Inc.	66,265	3,043,551
Wynn Resorts Ltd.	66,691	5,554,026
Yum! Brands, Inc.	210,297	18,869,950
		320,397,609

Diversified Financials 4.9%
AGNC Investment Corp.	372,994	4,826,542
Ally Financial, Inc.	262,673	4,581,017
American Express Co.	466,204	44,322,014
Ameriprise Financial, Inc.	87,717	12,286,520
Annaly Capital Management, Inc.	996,328	6,137,381
Apollo Global Management, Inc.	138,073	6,572,275
Berkshire Hathaway, Inc., Class B *	1,356,632	251,763,767
BlackRock, Inc.	105,775	55,916,896
Capital One Financial Corp.	324,030	22,047,001
Cboe Global Markets, Inc.	77,428	8,242,985
CME Group, Inc.	248,849	45,439,827
Credit Acceptance Corp. *	9,545	3,529,932
Discover Financial Services	217,115	10,315,134
E*TRADE Financial Corp.	156,696	7,135,936
Eaton Vance Corp.	78,575	2,832,629
Equitable Holdings, Inc.	288,683	5,516,732
FactSet Research Systems, Inc.	26,514	8,153,320
Franklin Resources, Inc.	195,080	3,681,160
Intercontinental Exchange, Inc.	386,951	37,630,985
Invesco Ltd.	257,293	2,050,625
Jefferies Financial Group, Inc.	165,837	2,429,512
KKR & Co., Inc.	380,610	10,561,928
Lazard Ltd., Class A	78,034	2,095,993
MarketAxess Holdings, Inc.	26,433	13,443,559
Moody's Corp.	112,898	30,190,054
Morgan Stanley	807,641	35,697,732
Morningstar, Inc.	14,155	2,170,245
MSCI, Inc.	58,893	19,366,963
Nasdaq, Inc.	79,666	9,437,234
Northern Trust Corp.	146,510	11,575,755
Raymond James Financial, Inc.	85,735	5,939,721
S&P Global, Inc.	169,739	55,168,570
Santander Consumer USA Holdings, Inc.	69,636	1,151,083
SEI Investments Co.	87,992	4,770,926
Starwood Property Trust, Inc.	194,490	2,578,937
State Street Corp.	252,533	15,394,412
Synchrony Financial	391,535	7,975,568
T. Rowe Price Group, Inc.	162,021	19,588,339
TD Ameritrade Holding Corp.	182,729	6,810,310
The Bank of New York Mellon Corp.	582,378	21,646,990
The Blackstone Group, Inc., Class A	457,178	25,967,710
The Charles Schwab Corp. (b)	782,733	28,107,942
The Goldman Sachs Group, Inc.	220,913	43,407,195
Voya Financial, Inc.	93,311	4,203,661
		922,663,017

Energy 2.8%
Apache Corp.	258,716	2,791,546
Baker Hughes Co.	452,145	7,464,914
Cabot Oil & Gas Corp.	281,713	5,589,186
Cheniere Energy, Inc. *	159,973	7,094,803
Chevron Corp.	1,311,529	120,267,209
Cimarex Energy Co.	70,636	1,856,314
Concho Resources, Inc.	139,285	7,593,818
ConocoPhillips	762,744	32,172,542
Continental Resources, Inc. (a)	59,593	728,822
Devon Energy Corp.	267,399	2,890,583
Diamondback Energy, Inc.	111,335	4,740,644
EOG Resources, Inc.	403,655	20,574,295

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Exxon Mobil Corp.	2,935,173	133,462,316
Halliburton Co.	606,570	7,127,198
Helmerich & Payne, Inc.	74,689	1,503,490
Hess Corp.	178,939	8,494,234
HollyFrontier Corp.	102,569	3,225,795
Kinder Morgan, Inc.	1,351,371	21,351,662
Marathon Oil Corp.	558,582	2,982,828
Marathon Petroleum Corp.	451,103	15,851,759
National Oilwell Varco, Inc.	268,547	3,348,781
Noble Energy, Inc.	331,694	2,895,689
Occidental Petroleum Corp.	619,169	8,018,239
ONEOK, Inc.	287,307	10,541,294
Parsley Energy, Inc., Class A	213,663	1,952,880
Phillips 66	307,985	24,102,906
Pioneer Natural Resources Co.	115,558	10,585,113
Schlumberger Ltd.	963,886	17,802,974
Targa Resources Corp.	161,471	2,888,716
TechnipFMC plc	291,303	2,155,642
The Williams Cos., Inc.	838,976	17,140,280
Valero Energy Corp.	284,325	18,947,418
WPX Energy, Inc. *	292,620	1,659,155
		529,803,045

Food & Staples Retailing 1.5%
Costco Wholesale Corp.	306,587	94,572,892
Sysco Corp.	353,703	19,510,257
The Kroger Co.	557,324	18,179,909
US Foods Holding Corp. *	152,707	2,922,812
Walgreens Boots Alliance, Inc.	520,685	22,358,214
Walmart, Inc.	984,083	122,085,337
		279,629,421

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	1,297,255	50,657,808
Archer-Daniels-Midland Co.	385,105	15,138,477
Beyond Meat, Inc. *	7,097	910,474
Brown-Forman Corp., Class A	38,735	2,298,922
Brown-Forman Corp., Class B	126,020	8,308,499
Bunge Ltd.	97,800	3,816,156
Campbell Soup Co.	116,911	5,960,123
Conagra Brands, Inc.	337,367	11,736,998
Constellation Brands, Inc., Class A	116,572	20,131,984
General Mills, Inc.	419,874	26,468,857
Hormel Foods Corp.	192,832	9,415,987
Ingredion, Inc.	46,898	3,950,218
Kellogg Co.	171,967	11,231,165
Keurig Dr Pepper, Inc.	234,324	6,542,326
Lamb Weston Holdings, Inc.	100,981	6,064,919
McCormick & Co., Inc. Non-Voting Shares	85,762	15,022,072
Molson Coors Beverage Co., Class B	130,282	4,945,505
Mondelez International, Inc., Class A	999,513	52,094,618
Monster Beverage Corp. *	265,249	19,074,056
PepsiCo, Inc.	967,396	127,260,944
Philip Morris International, Inc.	1,079,762	79,211,340
Pilgrim's Pride Corp. *	36,807	760,801
Post Holdings, Inc. *	46,358	4,035,927
The Coca-Cola Co.	2,673,898	124,817,559
The Hershey Co.	102,872	13,957,673
The J.M. Smucker Co.	79,178	9,020,749
The Kraft Heinz Co.	430,786	13,126,049
Tyson Foods, Inc., Class A	204,072	12,538,184
		658,498,390

Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.8%
Abbott Laboratories	1,225,570	116,331,104
ABIOMED, Inc. *	31,132	6,970,455
Align Technology, Inc. *	49,783	12,227,700
AmerisourceBergen Corp.	103,692	9,885,995
Anthem, Inc.	176,051	51,778,360
Baxter International, Inc.	354,451	31,904,135
Becton Dickinson & Co.	204,639	50,531,508
Boston Scientific Corp. *	968,592	36,796,810
Cardinal Health, Inc.	203,987	11,156,049
Centene Corp. *	404,698	26,811,242
Cerner Corp.	218,084	15,898,324
Chemed Corp.	11,033	5,279,401
Cigna Corp.	259,414	51,187,570
CVS Health Corp.	902,963	59,207,284
Danaher Corp.	436,814	72,777,581
DaVita, Inc. *	62,544	5,063,562
DENTSPLY SIRONA, Inc.	153,354	7,134,028
DexCom, Inc. *	63,193	23,906,544
Edwards Lifesciences Corp. *	144,547	32,482,602
Encompass Health Corp.	68,007	4,981,513
Guardant Health, Inc. *	27,681	2,502,086
Haemonetics Corp. *	35,158	3,856,129
HCA Healthcare, Inc.	183,241	19,588,463
Henry Schein, Inc. *	101,921	6,188,643
Hill-Rom Holdings, Inc.	46,294	4,706,711
Hologic, Inc. *	185,173	9,814,169
Humana, Inc.	91,806	37,700,134
IDEXX Laboratories, Inc. *	59,448	18,362,298
Insulet Corp. *	42,720	8,055,710
Intuitive Surgical, Inc. *	80,304	46,578,729
Laboratory Corp. of America Holdings *	67,521	11,837,782
Masimo Corp. *	34,008	8,168,382
McKesson Corp.	112,429	17,839,109
Medtronic plc	929,377	91,617,985
Molina Healthcare, Inc. *	43,287	8,043,590
Quest Diagnostics, Inc.	93,296	11,035,051
ResMed, Inc.	99,956	16,074,924
STERIS plc	58,636	9,727,126
Stryker Corp.	223,680	43,780,886
Teleflex, Inc.	32,085	11,642,363
The Cooper Cos., Inc.	34,324	10,880,022
UnitedHealth Group, Inc.	657,147	200,331,263
Universal Health Services, Inc., Class B	55,636	5,866,816
Varian Medical Systems, Inc. *	63,087	7,658,131
Veeva Systems, Inc., Class A *	91,471	20,020,258
West Pharmaceutical Services, Inc.	51,382	11,100,567
Zimmer Biomet Holdings, Inc.	142,591	18,014,947
		1,293,304,041

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	170,843	12,825,184
Colgate-Palmolive Co.	594,144	42,974,435
Coty, Inc., Class A	207,527	753,323
Herbalife Nutrition Ltd. *	63,428	2,780,684
Kimberly-Clark Corp.	237,999	33,662,579
The Clorox Co.	86,993	17,942,306
The Estee Lauder Cos., Inc., Class A	154,372	30,483,839
The Procter & Gamble Co.	1,729,501	200,483,756
		341,906,106

Insurance 2.1%
Aflac, Inc.	511,046	18,637,848
Alleghany Corp.	10,045	5,154,090
American Financial Group, Inc.	51,239	3,086,637
American International Group, Inc.	604,877	18,182,603

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aon plc, Class A	162,345	31,973,848
Arch Capital Group Ltd. *	282,350	7,967,917
Arthur J. Gallagher & Co.	129,958	12,252,440
Assurant, Inc.	41,812	4,289,075
Athene Holding Ltd., Class A *	82,280	2,377,069
Axis Capital Holdings Ltd.	59,153	2,220,604
Brown & Brown, Inc.	162,129	6,517,586
Chubb Ltd.	314,077	38,298,549
Cincinnati Financial Corp.	104,859	6,181,438
CNA Financial Corp.	19,630	593,415
Erie Indemnity Co., Class A	12,771	2,301,845
Everest Re Group Ltd.	28,280	5,611,035
Fidelity National Financial, Inc.	200,361	6,391,516
Globe Life, Inc.	69,480	5,351,350
Lincoln National Corp.	137,008	5,196,713
Loews Corp.	176,606	5,870,383
Markel Corp. *	9,584	8,600,873
Marsh & McLennan Cos., Inc.	349,785	37,049,227
MetLife, Inc.	544,042	19,590,952
Old Republic International Corp.	195,120	3,041,921
Principal Financial Group, Inc.	180,886	6,985,817
Prudential Financial, Inc.	278,327	16,966,814
Reinsurance Group of America, Inc.	43,078	3,909,329
RenaissanceRe Holdings Ltd.	30,469	5,114,526
The Allstate Corp.	224,699	21,977,809
The Hartford Financial Services Group, Inc.	250,570	9,594,325
The Progressive Corp.	405,333	31,486,268
The Travelers Cos., Inc.	179,432	19,195,635
Unum Group	141,525	2,144,104
W.R. Berkley Corp.	99,738	5,779,817
Willis Towers Watson plc	89,382	18,135,608
		398,028,986

Materials 2.6%
Air Products and Chemicals, Inc.	152,920	36,953,118
Albemarle Corp.	73,918	5,656,205
Amcor plc	1,124,087	11,476,928
AptarGroup, Inc.	44,245	4,928,450
Arconic Corp. *	67,461	976,161
Ashland Global Holdings, Inc.	41,467	2,784,924
Avery Dennison Corp.	58,088	6,428,599
Axalta Coating Systems Ltd. *	144,383	3,336,691
Ball Corp.	227,625	16,220,557
Berry Global Group, Inc. *	90,905	4,082,544
Celanese Corp.	83,879	7,541,561
CF Industries Holdings, Inc.	151,291	4,443,417
Corteva, Inc.	518,350	14,156,138
Crown Holdings, Inc. *	93,683	6,129,679
Dow, Inc.	514,140	19,845,804
DuPont de Nemours, Inc.	513,413	26,045,441
Eastman Chemical Co.	94,408	6,427,297
Ecolab, Inc.	173,840	36,954,907
FMC Corp.	90,058	8,862,608
Freeport-McMoRan, Inc.	1,003,838	9,104,811
Huntsman Corp.	139,191	2,526,317
International Flavors & Fragrances, Inc.	74,026	9,859,523
International Paper Co.	272,322	9,272,564
Linde plc	372,823	75,437,006
LyondellBasell Industries N.V., Class A	178,813	11,401,117
Martin Marietta Materials, Inc.	43,632	8,381,271
NewMarket Corp.	5,099	2,223,827
Newmont Corp.	568,247	33,225,402
Nucor Corp.	209,954	8,872,656
Packaging Corp. of America	65,511	6,643,470
PPG Industries, Inc.	164,677	16,742,711
Reliance Steel & Aluminum Co.	45,989	4,460,933
Royal Gold, Inc.	45,534	6,065,129
RPM International, Inc.	90,066	6,735,135
Security	Number of Shares	Value ($)
Sealed Air Corp.	107,670	3,456,207
Sonoco Products Co.	69,193	3,584,889
Steel Dynamics, Inc.	151,580	4,025,965
The Mosaic Co.	243,187	2,940,131
The Sherwin-Williams Co.	56,912	33,797,191
Vulcan Materials Co.	91,818	9,945,726
W.R. Grace & Co.	38,824	2,026,613
Westlake Chemical Corp.	24,642	1,175,423
Westrock Co.	178,652	5,012,975
		500,168,021

Media & Entertainment 8.7%
Activision Blizzard, Inc.	532,357	38,319,057
Alphabet, Inc., Class A *	207,790	297,871,121
Alphabet, Inc., Class C *	207,425	296,393,731
Altice USA, Inc., Class A *	213,892	5,501,302
Cable One, Inc.	3,474	6,555,056
Charter Communications, Inc., Class A *	108,853	59,216,032
Comcast Corp., Class A	3,150,988	124,779,125
Discovery, Inc., Class A *	109,240	2,375,970
Discovery, Inc., Class C *	231,908	4,543,078
DISH Network Corp., Class A *	177,287	5,611,134
Electronic Arts, Inc. *	202,574	24,892,293
Facebook, Inc., Class A *	1,669,399	375,765,021
Fox Corp., Class A	245,581	7,163,598
Fox Corp., Class B	111,775	3,216,884
IAC/InterActiveCorp *	50,353	13,613,941
Liberty Broadband Corp., Class A *	16,810	2,264,139
Liberty Broadband Corp., Class C *	105,662	14,435,542
Liberty Media Corp. - Liberty Formula One, Class A *	18,412	622,694
Liberty Media Corp. - Liberty Formula One, Class C *	140,146	4,856,059
Liberty Media Corp. - Liberty SiriusXM, Class A *	57,285	2,090,902
Liberty Media Corp. - Liberty SiriusXM, Class C *	100,975	3,682,558
Live Nation Entertainment, Inc. *	98,091	4,822,154
Netflix, Inc. *	304,166	127,667,595
News Corp., Class A	271,040	3,320,240
News Corp., Class B	85,024	1,042,394
Omnicom Group, Inc.	150,567	8,249,566
Roku, Inc. *	63,859	6,993,199
Sirius XM Holdings, Inc.	943,506	5,491,205
Snap, Inc., Class A *	543,100	10,286,314
Take-Two Interactive Software, Inc. *	78,859	10,738,230
The Interpublic Group of Cos., Inc.	269,262	4,607,073
The Walt Disney Co.	1,251,095	146,753,443
TripAdvisor, Inc.	72,962	1,406,707
Twitter, Inc. *	539,782	16,717,048
ViacomCBS, Inc., Class B	383,287	7,949,372
Zillow Group, Inc., Class A *	23,811	1,380,086
Zillow Group, Inc., Class C *	93,123	5,400,203
		1,656,594,066

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	1,222,870	113,323,363
Agilent Technologies, Inc.	215,168	18,964,908
Alexion Pharmaceuticals, Inc. *	153,898	18,452,370
Alnylam Pharmaceuticals, Inc. *	77,059	10,423,771
Amgen, Inc.	411,990	94,634,103
Avantor, Inc. *	186,529	3,538,455
Bio-Rad Laboratories, Inc., Class A *	15,078	7,408,123
Bio-Techne Corp.	26,471	7,009,521
Biogen, Inc. *	125,314	38,482,676
BioMarin Pharmaceutical, Inc. *	124,377	13,252,369
Bluebird Bio, Inc. *	44,692	2,843,752

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Bristol-Myers Squibb Co.	1,625,637	97,083,042
Catalent, Inc. *	107,308	8,341,051
Elanco Animal Health, Inc. *	274,177	5,870,130
Eli Lilly and Co.	586,312	89,676,420
Exact Sciences Corp. *	97,239	8,350,885
Exelixis, Inc. *	211,351	5,222,483
Gilead Sciences, Inc.	878,116	68,343,768
Illumina, Inc. *	101,923	37,003,145
Incyte Corp. *	123,798	12,616,254
Ionis Pharmaceuticals, Inc. *	88,529	4,976,215
IQVIA Holdings, Inc. *	125,074	18,701,065
Jazz Pharmaceuticals plc *	39,247	4,682,952
Johnson & Johnson	1,825,637	271,563,504
Merck & Co., Inc.	1,765,403	142,503,330
Mettler-Toledo International, Inc. *	16,959	13,482,405
Mylan N.V. *	359,207	6,131,664
Neurocrine Biosciences, Inc. *	63,658	7,941,972
PerkinElmer, Inc.	77,101	7,746,337
Perrigo Co., plc	94,342	5,167,111
Pfizer, Inc.	3,837,951	146,571,349
PRA Health Sciences, Inc. *	43,506	4,502,871
Regeneron Pharmaceuticals, Inc. *	69,941	42,860,544
Sage Therapeutics, Inc. *	35,430	1,265,560
Sarepta Therapeutics, Inc. *	49,253	7,499,754
Seattle Genetics, Inc. *	79,499	12,498,038
Syneos Health, Inc. *	43,404	2,647,210
Thermo Fisher Scientific, Inc.	278,311	97,183,418
Vertex Pharmaceuticals, Inc. *	178,680	51,452,693
Waters Corp. *	44,498	8,892,925
Zoetis, Inc.	330,745	46,102,546
		1,565,214,052

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	84,821	13,038,684
American Campus Communities, Inc.	94,209	3,042,951
American Homes 4 Rent, Class A	176,417	4,452,765
American Tower Corp.	307,430	79,369,203
Americold Realty Trust	132,755	4,740,681
Apartment Investment & Management Co., Class A	104,980	3,870,613
AvalonBay Communities, Inc.	96,655	15,079,147
Boston Properties, Inc.	99,507	8,555,612
Brixmor Property Group, Inc.	207,060	2,310,790
Camden Property Trust	66,647	6,102,866
CBRE Group, Inc., Class A *	231,995	10,203,140
Crown Castle International Corp.	288,703	49,703,108
CubeSmart	133,213	3,791,242
CyrusOne, Inc.	79,002	5,873,009
Digital Realty Trust, Inc.	182,191	26,155,340
Douglas Emmett, Inc.	114,531	3,362,630
Duke Realty Corp.	256,886	8,857,429
Equinix, Inc.	61,186	42,685,189
Equity LifeStyle Properties, Inc.	126,269	7,866,559
Equity Residential	242,089	14,660,910
Essex Property Trust, Inc.	46,025	11,173,489
Extra Space Storage, Inc.	89,423	8,651,675
Federal Realty Investment Trust	48,312	3,860,612
Gaming & Leisure Properties, Inc.	141,621	4,891,589
Healthcare Trust of America, Inc., Class A	142,211	3,764,325
Healthpeak Properties, Inc.	343,786	8,470,887
Highwoods Properties, Inc.	70,643	2,703,508
Host Hotels & Resorts, Inc.	495,366	5,914,670
Invitation Homes, Inc.	372,572	9,798,644
Iron Mountain, Inc.	200,937	5,176,137
JBG SMITH Properties	82,502	2,452,784
Jones Lang LaSalle, Inc.	35,693	3,654,963
Kilroy Realty Corp.	67,175	3,837,036
Kimco Realty Corp.	297,117	3,300,970
Security	Number of Shares	Value ($)
Lamar Advertising Co., Class A	60,456	4,008,233
Medical Properties Trust, Inc.	357,330	6,460,526
Mid-America Apartment Communities, Inc.	79,195	9,215,130
National Retail Properties, Inc.	118,824	3,729,885
Omega Healthcare Investors, Inc.	151,768	4,726,055
Park Hotels & Resorts, Inc.	167,780	1,649,277
Prologis, Inc.	512,723	46,914,154
Public Storage	104,257	21,137,064
Realty Income Corp.	238,839	13,210,185
Regency Centers Corp.	115,366	4,936,511
SBA Communications Corp.	78,200	24,564,966
Simon Property Group, Inc.	212,658	12,270,367
SL Green Realty Corp.	57,138	2,406,653
STORE Capital Corp.	148,622	2,874,349
Sun Communities, Inc.	64,542	8,854,517
The Macerich Co. (a)	76,392	520,230
UDR, Inc.	202,721	7,496,623
Ventas, Inc.	258,654	9,039,957
VEREIT, Inc.	741,762	4,064,856
VICI Properties, Inc.	319,648	6,271,494
Vornado Realty Trust	109,446	3,963,040
Welltower, Inc.	282,211	14,299,631
Weyerhaeuser Co.	515,777	10,413,538
WP Carey, Inc.	119,627	7,166,854
		621,567,252

Retailing 7.2%
Advance Auto Parts, Inc.	47,868	6,668,970
Amazon.com, Inc. *	288,929	705,671,522
AutoZone, Inc. *	16,561	19,009,709
Best Buy Co., Inc.	157,539	12,302,220
Booking Holdings, Inc. *	29,072	47,661,218
Burlington Stores, Inc. *	46,097	9,665,158
CarMax, Inc. *	114,263	10,060,857
Dollar General Corp.	176,503	33,802,090
Dollar Tree, Inc. *	163,792	16,030,323
eBay, Inc.	530,710	24,168,533
Expedia Group, Inc.	96,529	7,672,125
Foot Locker, Inc.	73,810	2,044,537
Genuine Parts Co.	100,186	8,356,514
GrubHub, Inc. *	63,942	3,628,069
Kohl's Corp.	107,935	2,074,511
L Brands, Inc.	161,242	2,610,508
LKQ Corp. *	212,829	5,844,284
Lowe's Cos., Inc.	532,184	69,370,184
Macy's, Inc. (a)	216,304	1,375,693
O'Reilly Automotive, Inc. *	52,361	21,847,104
Pool Corp.	27,648	7,437,865
Qurate Retail, Inc., Class A *	267,781	2,205,177
Ross Stores, Inc.	251,357	24,371,575
Target Corp.	351,086	42,948,350
The Gap, Inc.	148,264	1,319,550
The Home Depot, Inc.	756,585	187,996,241
The TJX Cos., Inc.	842,651	44,458,267
Tiffany & Co.	74,944	9,602,575
Tractor Supply Co.	82,483	10,064,576
Ulta Beauty, Inc. *	39,469	9,630,831
Wayfair, Inc., Class A *	45,376	7,784,253
Williams-Sonoma, Inc.	54,140	4,504,989
		1,362,188,378

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	812,108	43,691,410
Analog Devices, Inc.	255,728	28,884,478
Applied Materials, Inc.	640,406	35,978,009
Broadcom, Inc.	274,910	80,073,036
First Solar, Inc. *	53,189	2,479,671

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Intel Corp.	3,016,592	189,834,135
KLA Corp.	109,286	19,229,965
Lam Research Corp.	100,786	27,582,105
Marvell Technology Group Ltd.	462,833	15,097,612
Maxim Integrated Products, Inc.	187,973	10,842,283
Microchip Technology, Inc.	165,833	15,923,285
Micron Technology, Inc. *	767,266	36,759,714
Monolithic Power Systems, Inc.	27,865	5,844,684
NVIDIA Corp.	424,426	150,679,718
ON Semiconductor Corp. *	284,634	4,693,615
Qorvo, Inc. *	80,964	8,480,169
QUALCOMM, Inc.	792,325	64,083,246
Skyworks Solutions, Inc.	118,604	14,059,318
Teradyne, Inc.	117,071	7,846,098
Texas Instruments, Inc.	648,348	76,984,841
Universal Display Corp.	29,327	4,299,338
Xilinx, Inc.	174,493	16,044,631
		859,391,361

Software & Services 14.9%
Accenture plc, Class A	440,695	88,852,926
Adobe, Inc. *	335,862	129,844,249
Akamai Technologies, Inc. *	111,710	11,818,918
Alliance Data Systems Corp.	28,625	1,326,196
Alteryx, Inc., Class A *	33,657	4,844,589
Anaplan, Inc. *	60,441	2,775,451
ANSYS, Inc. *	59,187	16,749,921
Aspen Technology, Inc. *	47,402	5,007,547
Autodesk, Inc. *	152,595	32,102,936
Automatic Data Processing, Inc.	300,545	44,026,837
Black Knight, Inc. *	103,672	7,980,671
Booz Allen Hamilton Holding Corp.	98,136	7,827,327
Broadridge Financial Solutions, Inc.	79,245	9,596,570
Cadence Design Systems, Inc. *	194,209	17,729,340
CDK Global, Inc.	84,123	3,306,875
Ceridian HCM Holding, Inc. *	70,362	4,845,831
Citrix Systems, Inc.	79,795	11,819,235
Cognizant Technology Solutions Corp., Class A	379,979	20,138,887
Coupa Software, Inc. *	43,654	9,931,722
DocuSign, Inc. *	86,966	12,152,629
DXC Technology Co.	176,825	2,512,683
Elastic N.V. *	23,425	2,012,676
EPAM Systems, Inc. *	38,022	8,769,394
Euronet Worldwide, Inc. *	37,771	3,578,047
Fair Isaac Corp. *	20,196	8,131,919
Fidelity National Information Services, Inc.	426,526	59,214,605
Fiserv, Inc. *	395,706	42,249,530
FleetCor Technologies, Inc. *	60,318	14,704,925
Fortinet, Inc. *	98,355	13,691,016
Gartner, Inc. *	61,695	7,508,282
Genpact Ltd.	106,996	3,846,506
Global Payments, Inc.	208,330	37,393,152
GoDaddy, Inc., Class A *	122,593	9,470,309
Guidewire Software, Inc. *	57,814	5,930,560
HubSpot, Inc. *	27,699	5,538,138
International Business Machines Corp.	614,543	76,756,421
Intuit, Inc.	180,677	52,454,147
Jack Henry & Associates, Inc.	53,106	9,604,751
Leidos Holdings, Inc.	92,490	9,738,272
Mastercard, Inc., Class A	615,627	185,236,008
Microsoft Corp.	5,292,251	969,804,996
NortonLifeLock, Inc.	398,904	9,087,033
Nuance Communications, Inc. *	194,893	4,459,152
Okta, Inc. *	78,267	15,307,460
Oracle Corp.	1,503,021	80,817,439
Palo Alto Networks, Inc. *	68,118	16,026,122
Paychex, Inc.	221,249	15,991,878
Security	Number of Shares	Value ($)
Paycom Software, Inc. *	33,987	10,101,956
PayPal Holdings, Inc. *	814,808	126,303,388
Proofpoint, Inc. *	38,871	4,519,531
PTC, Inc. *	71,978	5,497,680
RingCentral, Inc., Class A *	52,178	14,309,816
Sabre Corp.	193,215	1,346,709
salesforce.com, Inc. *	615,573	107,596,005
ServiceNow, Inc. *	130,953	50,800,597
Splunk, Inc. *	107,273	19,935,614
Square, Inc., Class A *	237,952	19,293,148
SS&C Technologies Holdings, Inc.	153,025	8,859,382
Synopsys, Inc. *	104,047	18,823,143
The Trade Desk, Inc., Class A *	27,533	8,578,181
The Western Union Co.	289,418	5,794,148
Twilio, Inc., Class A *	86,680	17,127,968
Tyler Technologies, Inc. *	26,968	10,121,360
VeriSign, Inc. *	71,420	15,641,694
Visa, Inc., Class A	1,187,235	231,795,761
VMware, Inc., Class A *	54,563	8,526,560
WEX, Inc. *	29,948	4,434,700
Workday, Inc., Class A *	113,970	20,905,517
Zendesk, Inc. *	78,232	6,708,394
Zscaler, Inc. *	45,824	4,494,876
		2,834,030,206

Technology Hardware & Equipment 6.7%
Amphenol Corp., Class A	205,763	19,868,475
Apple, Inc.	2,897,664	921,283,292
Arista Networks, Inc. *	37,731	8,808,679
Arrow Electronics, Inc. *	57,394	3,964,778
Avnet, Inc.	69,940	1,905,166
CDW Corp.	99,133	10,994,841
Cisco Systems, Inc.	2,944,115	140,787,579
Cognex Corp.	117,752	6,681,248
Corning, Inc.	531,071	12,103,108
Dell Technologies, Inc., Class C *	107,074	5,315,153
F5 Networks, Inc. *	41,946	6,078,814
FLIR Systems, Inc.	93,530	4,321,086
Hewlett Packard Enterprise Co.	896,796	8,707,889
HP, Inc.	1,030,678	15,604,465
IPG Photonics Corp. *	24,442	3,798,287
Jabil, Inc.	97,035	2,903,287
Juniper Networks, Inc.	230,818	5,599,645
Keysight Technologies, Inc. *	129,709	14,025,434
Motorola Solutions, Inc.	118,887	16,088,978
National Instruments Corp.	82,448	3,192,387
NetApp, Inc.	157,739	7,025,695
Seagate Technology plc	160,463	8,510,958
TE Connectivity Ltd.	232,568	18,896,150
Trimble, Inc. *	171,655	6,715,144
Ubiquiti, Inc.	8,459	1,559,924
Western Digital Corp.	206,447	9,160,053
Xerox Holdings Corp.	128,580	2,041,850
Zebra Technologies Corp., Class A *	37,424	9,779,640
		1,275,722,005

Telecommunication Services 1.9%
AT&T, Inc.	5,066,602	156,355,338
CenturyLink, Inc.	676,674	6,651,705
GCI Liberty, Inc., Class A *	66,553	4,604,802
Liberty Global plc, Class A *	113,656	2,414,053
Liberty Global plc, Class C *	285,450	5,888,834
T-Mobile US, Inc. *	263,614	26,371,945
Verizon Communications, Inc.	2,867,779	164,553,159
		366,839,836

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Transportation 1.7%
Alaska Air Group, Inc.	84,619	2,893,124
AMERCO	5,450	1,757,625
American Airlines Group, Inc. (a)	270,775	2,843,138
C.H. Robinson Worldwide, Inc.	93,757	7,606,505
CSX Corp.	538,951	38,578,113
Delta Air Lines, Inc.	398,534	10,047,042
Expeditors International of Washington, Inc.	118,578	9,055,802
FedEx Corp.	166,759	21,772,055
J.B. Hunt Transport Services, Inc.	59,189	7,083,148
JetBlue Airways Corp. *	199,107	2,005,007
Kansas City Southern	68,610	10,327,177
Lyft, Inc., Class A *	140,531	4,392,999
Norfolk Southern Corp.	181,077	32,284,218
Old Dominion Freight Line, Inc.	66,117	11,311,958
Southwest Airlines Co.	364,775	11,709,278
Uber Technologies, Inc. *	143,417	5,208,905
Union Pacific Corp.	481,764	81,832,433
United Airlines Holdings, Inc. *	172,583	4,839,227
United Parcel Service, Inc., Class B	486,378	48,496,750
XPO Logistics, Inc. *	64,022	5,045,574
		319,090,078

Utilities 3.1%
Alliant Energy Corp.	168,016	8,293,270
Ameren Corp.	170,412	12,734,889
American Electric Power Co., Inc.	342,473	29,195,823
American Water Works Co., Inc.	124,598	15,823,946
Atmos Energy Corp.	82,282	8,456,944
Avangrid, Inc.	39,054	1,737,122
CenterPoint Energy, Inc.	348,329	6,193,290
CMS Energy Corp.	197,776	11,585,718
Consolidated Edison, Inc.	230,706	17,316,792
Dominion Energy, Inc.	571,220	48,559,412
DTE Energy Co.	133,357	14,345,212
Duke Energy Corp.	506,276	43,352,414
Edison International	248,228	14,424,529
Entergy Corp.	138,129	14,064,295
Essential Utilities, Inc.	149,954	6,561,987
Evergy, Inc.	157,238	9,700,012
Eversource Energy	225,156	18,845,557
Exelon Corp.	674,476	25,839,176
FirstEnergy Corp.	375,935	15,887,013
National Fuel Gas Co.	59,761	2,508,169
NextEra Energy, Inc.	339,192	86,683,907
NiSource, Inc.	258,730	6,165,536
NRG Energy, Inc.	173,573	6,257,307
OGE Energy Corp.	137,647	4,311,104
Pinnacle West Capital Corp.	77,799	6,060,542
PPL Corp.	532,173	14,868,914
Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	350,415	17,885,182
Sempra Energy	195,417	24,683,121
The AES Corp.	461,470	5,763,760
The Southern Co.	728,209	41,558,888
UGI Corp.	146,024	4,649,404
Vistra Energy Corp.	312,920	6,396,085
WEC Energy Group, Inc.	219,178	20,105,198
Xcel Energy, Inc.	363,952	23,667,799
		594,482,317
Total Common Stock
(Cost $15,394,716,808)		18,972,957,255

Rights 0.0% of net assets

Media & Entertainment 0.0%
Liberty Media Corp. - Liberty SiriusXM expires 05/06/20 *	14,847	161,387
Total Rights
(Cost $—)		161,387

Other Investment Companies 0.1% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	5,448,042	5,448,042

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	9,520,600	9,520,600
Total Other Investment Companies
(Cost $14,968,642)		14,968,642

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	242	36,808,200	1,286,484
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,949,743.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$30,565,445	$3,764,087	($4,396,412)	$414,384	($2,239,562)	$28,107,942	782,733	$414,397

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$18,972,957,255	$—	$—	$18,972,957,255
Rights[1]	161,387	—	—	161,387
Other Investment Companies[1]	14,968,642	—	—	14,968,642
Futures Contracts[2]	1,286,484	—	—	1,286,484
Total	$18,989,373,768	$—	$—	$18,989,373,768
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	91,266	76,207,110

Banks 0.2%
First Republic Bank	107,941	11,675,978
SVB Financial Group *	32,907	7,066,778
		18,742,756

Capital Goods 3.8%
Acuity Brands, Inc.	25,313	2,180,715
Allegion plc	60,069	5,988,879
AMETEK, Inc.	146,688	13,452,756
Carlisle Cos., Inc.	36,192	4,337,973
Deere & Co.	201,923	30,716,527
Fortive Corp.	189,131	11,533,208
HD Supply Holdings, Inc. *	106,060	3,363,163
HEICO Corp.	26,057	2,625,503
HEICO Corp., Class A	45,862	3,850,115
Hexcel Corp.	53,983	1,953,645
Huntington Ingalls Industries, Inc.	26,042	5,205,535
IDEX Corp.	49,114	7,827,298
L3Harris Technologies, Inc.	141,659	28,253,888
Lennox International, Inc.	22,400	4,790,016
Lockheed Martin Corp.	159,017	61,768,564
Nordson Corp.	32,793	6,176,562
Northrop Grumman Corp.	100,411	33,657,767
Quanta Services, Inc.	91,583	3,382,160
Roper Technologies, Inc.	66,784	26,299,539
Sensata Technologies Holding plc *	102,381	3,649,883
Teledyne Technologies, Inc. *	23,319	8,724,104
Textron, Inc.	146,300	4,530,911
The Boeing Co.	342,586	49,966,168
The Middleby Corp. *	35,870	2,442,747
The Toro Co.	68,291	4,853,441
TransDigm Group, Inc.	31,973	13,582,770
United Rentals, Inc. *	48,030	6,670,887
W.W. Grainger, Inc.	27,871	8,629,419
Westinghouse Air Brake Technologies Corp.	116,456	7,111,968
Woodward, Inc.	36,076	2,474,092
Xylem, Inc.	115,144	7,638,653
		377,638,856

Commercial & Professional Services 1.1%
Cintas Corp.	53,902	13,365,540
Copart, Inc. *	130,730	11,685,955
CoStar Group, Inc. *	25,016	16,430,509
Equifax, Inc.	77,402	11,885,851
IAA, Inc. *	85,808	3,518,128
IHS Markit Ltd.	257,769	17,904,635
Stericycle, Inc. *	58,558	3,210,735
Security	Number of Shares	Value ($)
TransUnion	120,385	10,388,021
Verisk Analytics, Inc.	105,212	18,168,008
		106,557,382

Consumer Durables & Apparel 1.4%
D.R. Horton, Inc.	214,981	11,888,449
Lennar Corp., B Shares	9,654	433,271
Lennar Corp., Class A	179,121	10,829,656
Lululemon Athletica, Inc. *	76,999	23,107,015
NIKE, Inc., Class B	798,414	78,707,652
NVR, Inc. *	2,216	7,139,088
Toll Brothers, Inc.	77,323	2,498,306
Under Armour, Inc., Class A *	119,653	1,046,964
Under Armour, Inc., Class C *	123,607	971,551
		136,621,952

Consumer Services 1.2%
Bright Horizons Family Solutions, Inc. *	37,291	4,172,117
Chipotle Mexican Grill, Inc. *	16,449	16,513,316
Domino's Pizza, Inc.	24,767	9,556,099
Dunkin' Brands Group, Inc.	53,199	3,397,820
Marriott International, Inc., Class A	173,893	15,389,530
Norwegian Cruise Line Holdings Ltd. *	159,995	2,505,522
ServiceMaster Global Holdings, Inc. *	86,332	2,840,323
Starbucks Corp.	756,944	59,034,063
Vail Resorts, Inc.	25,758	5,108,584
Wyndham Hotels & Resorts, Inc.	60,509	2,779,178
		121,296,552

Diversified Financials 5.2%
Ameriprise Financial, Inc.	81,043	11,351,693
Berkshire Hathaway, Inc., Class B *	1,253,388	232,603,745
BlackRock, Inc.	97,786	51,693,591
Cboe Global Markets, Inc.	71,025	7,561,322
CME Group, Inc.	229,902	41,980,105
Credit Acceptance Corp. *	8,905	3,293,247
E*TRADE Financial Corp.	144,489	6,580,029
FactSet Research Systems, Inc.	24,325	7,480,181
Intercontinental Exchange, Inc.	357,385	34,755,691
MarketAxess Holdings, Inc.	24,313	12,365,349
Moody's Corp.	104,240	27,874,818
Morningstar, Inc.	12,996	1,992,547
MSCI, Inc.	54,390	17,886,151
S&P Global, Inc.	156,564	50,886,431
SEI Investments Co.	80,538	4,366,770
Voya Financial, Inc.	86,230	3,884,662
		516,556,332

Energy 0.4%
Cabot Oil & Gas Corp.	260,970	5,177,645
Cheniere Energy, Inc. *	148,005	6,564,022
Cimarex Energy Co.	64,296	1,689,699
Concho Resources, Inc.	128,469	7,004,130

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Diamondback Energy, Inc.	103,038	4,387,358
Parsley Energy, Inc., Class A	201,261	1,839,525
Pioneer Natural Resources Co.	105,948	9,704,837
		36,367,216

Food & Staples Retailing 0.9%
Costco Wholesale Corp.	283,064	87,316,752
US Foods Holding Corp. *	140,389	2,687,045
		90,003,797

Food, Beverage & Tobacco 0.7%
Beyond Meat, Inc. *	6,515	835,809
Constellation Brands, Inc., Class A	107,389	18,546,080
Keurig Dr Pepper, Inc.	216,580	6,046,914
Monster Beverage Corp. *	244,749	17,599,901
Post Holdings, Inc. *	42,503	3,700,311
The Hershey Co.	95,219	12,919,314
Tyson Foods, Inc., Class A	189,342	11,633,172
		71,281,501

Health Care Equipment & Services 8.8%
ABIOMED, Inc. *	28,833	6,455,709
Align Technology, Inc. *	45,836	11,258,238
AmerisourceBergen Corp.	96,331	9,184,197
Anthem, Inc.	162,444	47,776,405
Becton Dickinson & Co.	189,101	46,694,710
Boston Scientific Corp. *	894,195	33,970,468
Centene Corp. *	374,868	24,835,005
Cerner Corp.	201,892	14,717,927
Chemed Corp.	10,226	4,893,243
Cigna Corp.	239,488	47,255,772
Danaher Corp.	403,481	67,223,969
DaVita, Inc. *	57,626	4,665,401
DexCom, Inc. *	58,519	22,138,323
Edwards Lifesciences Corp. *	133,598	30,022,143
Guardant Health, Inc. *	25,923	2,343,180
Haemonetics Corp. *	32,241	3,536,193
HCA Healthcare, Inc.	169,307	18,098,918
Henry Schein, Inc. *	94,103	5,713,934
Hill-Rom Holdings, Inc.	42,806	4,352,086
Hologic, Inc. *	171,424	9,085,472
Humana, Inc.	84,790	34,819,013
IDEXX Laboratories, Inc. *	54,953	16,973,883
Insulet Corp. *	39,620	7,471,143
Intuitive Surgical, Inc. *	74,028	42,938,461
Laboratory Corp. of America Holdings *	62,100	10,887,372
Masimo Corp. *	31,419	7,546,530
Molina Healthcare, Inc. *	40,147	7,460,116
ResMed, Inc.	92,132	14,816,668
STERIS plc	54,330	9,012,804
Stryker Corp.	206,511	40,420,398
Teleflex, Inc.	29,582	10,734,124
The Cooper Cos., Inc.	31,662	10,036,221
UnitedHealth Group, Inc.	607,110	185,077,483
Universal Health Services, Inc., Class B	51,328	5,412,538
Varian Medical Systems, Inc. *	58,161	7,060,164
Veeva Systems, Inc., Class A *	84,302	18,451,179
West Pharmaceutical Services, Inc.	47,457	10,252,610
Zimmer Biomet Holdings, Inc.	132,138	16,694,315
		870,286,315

Security	Number of Shares	Value ($)
Household & Personal Products 0.4%
Church & Dwight Co., Inc.	157,321	11,810,088
Coty, Inc., Class A	190,351	690,974
The Estee Lauder Cos., Inc., Class A	142,911	28,220,635
		40,721,697

Insurance 0.8%
Alleghany Corp.	9,165	4,702,562
Aon plc, Class A	150,245	29,590,753
Arch Capital Group Ltd. *	259,176	7,313,947
Athene Holding Ltd., Class A *	75,704	2,187,089
Everest Re Group Ltd.	26,020	5,162,628
Markel Corp. *	8,815	7,910,757
RenaissanceRe Holdings Ltd.	28,211	4,735,498
Willis Towers Watson plc	82,367	16,712,264
		78,315,498

Materials 2.1%
AptarGroup, Inc.	41,308	4,601,298
Ashland Global Holdings, Inc.	38,335	2,574,579
Axalta Coating Systems Ltd. *	133,599	3,087,473
Berry Global Group, Inc. *	84,936	3,814,476
Ecolab, Inc.	160,657	34,152,465
Linde plc	344,277	69,661,008
Martin Marietta Materials, Inc.	39,915	7,667,272
NewMarket Corp.	4,658	2,031,493
Newmont Corp.	526,083	30,760,073
Royal Gold, Inc.	42,153	5,614,780
The Sherwin-Williams Co.	52,748	31,324,400
Vulcan Materials Co.	85,301	9,239,804
Westlake Chemical Corp.	22,018	1,050,259
		205,579,380

Media & Entertainment 13.9%
Activision Blizzard, Inc.	492,900	35,478,942
Alphabet, Inc., Class A *	191,943	275,154,129
Alphabet, Inc., Class C *	191,471	273,596,741
Altice USA, Inc., Class A *	198,199	5,097,678
Cable One, Inc.	3,198	6,034,274
Charter Communications, Inc., Class A *	100,580	54,715,520
Discovery, Inc., Class A *	101,213	2,201,383
Discovery, Inc., Class C *	214,392	4,199,939
Electronic Arts, Inc. *	187,346	23,021,077
Facebook, Inc., Class A *	1,541,688	347,018,552
Fox Corp., Class A	227,864	6,646,793
Fox Corp., Class B	103,960	2,991,969
IAC/InterActiveCorp *	46,630	12,607,353
Liberty Broadband Corp., Class A *	15,936	2,146,420
Liberty Broadband Corp., Class C *	97,548	13,327,008
Liberty Media Corp. - Liberty SiriusXM, Class A *	53,216	1,942,384
Liberty Media Corp. - Liberty SiriusXM, Class C *	93,916	3,425,117
Live Nation Entertainment, Inc. *	90,665	4,457,091
Netflix, Inc. *	280,615	117,782,534
Roku, Inc. *	58,495	6,405,787
Sirius XM Holdings, Inc.	882,182	5,134,299
Take-Two Interactive Software, Inc. *	72,679	9,896,699
The Walt Disney Co.	1,155,059	135,488,421
TripAdvisor, Inc.	67,110	1,293,881
Twitter, Inc. *	499,446	15,467,843
Zillow Group, Inc., Class A *	22,130	1,282,655
Zillow Group, Inc., Class C *	86,035	4,989,170
		1,371,803,659

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.7%
Alexion Pharmaceuticals, Inc. *	142,229	17,053,257
Alnylam Pharmaceuticals, Inc. *	71,293	9,643,804
Avantor, Inc. *	172,328	3,269,062
Bio-Rad Laboratories, Inc., Class A *	13,841	6,800,360
Bio-Techne Corp.	24,368	6,452,646
Biogen, Inc. *	115,599	35,499,297
BioMarin Pharmaceutical, Inc. *	114,882	12,240,677
Bluebird Bio, Inc. *	41,323	2,629,383
Catalent, Inc. *	99,128	7,705,219
Exact Sciences Corp. *	89,616	7,696,222
Exelixis, Inc. *	195,165	4,822,527
Illumina, Inc. *	94,166	34,186,966
Incyte Corp. *	114,557	11,674,504
Ionis Pharmaceuticals, Inc. *	82,003	4,609,389
IQVIA Holdings, Inc. *	115,502	17,269,859
Jazz Pharmaceuticals plc *	36,225	4,322,367
Mettler-Toledo International, Inc. *	15,619	12,417,105
Neurocrine Biosciences, Inc. *	58,887	7,346,742
PerkinElmer, Inc.	71,414	7,174,965
PRA Health Sciences, Inc. *	40,450	4,186,575
Regeneron Pharmaceuticals, Inc. *	64,635	39,608,974
Sage Therapeutics, Inc. *	33,776	1,206,479
Sarepta Therapeutics, Inc. *	45,273	6,893,720
Seattle Genetics, Inc. *	73,650	11,578,517
Syneos Health, Inc. *	40,299	2,457,836
Thermo Fisher Scientific, Inc.	257,157	89,796,653
Vertex Pharmaceuticals, Inc. *	164,890	47,481,724
Waters Corp. *	41,195	8,232,821
Zoetis, Inc.	305,070	42,523,707
		466,781,357

Real Estate 3.3%
Alexandria Real Estate Equities, Inc.	78,612	12,084,237
American Homes 4 Rent, Class A	164,291	4,146,705
American Tower Corp.	283,860	73,284,136
AvalonBay Communities, Inc.	89,339	13,937,777
CBRE Group, Inc., Class A *	214,173	9,419,329
Crown Castle International Corp.	266,734	45,920,925
CyrusOne, Inc.	72,648	5,400,652
Digital Realty Trust, Inc.	168,547	24,196,607
Equinix, Inc.	56,540	39,444,000
Equity LifeStyle Properties, Inc.	116,390	7,251,097
Essex Property Trust, Inc.	42,250	10,257,033
Extra Space Storage, Inc.	82,755	8,006,546
Invitation Homes, Inc.	344,926	9,071,554
Kilroy Realty Corp.	62,323	3,559,890
Mid-America Apartment Communities, Inc.	72,926	8,485,669
Public Storage	96,418	19,547,785
SBA Communications Corp.	72,189	22,676,731
STORE Capital Corp.	136,502	2,639,949
Sun Communities, Inc.	59,234	8,126,313
		327,456,935

Retailing 11.5%
Advance Auto Parts, Inc.	44,242	6,163,795
Amazon.com, Inc. *	266,851	651,748,877
AutoZone, Inc. *	15,299	17,561,110
Booking Holdings, Inc. *	26,864	44,041,379
Burlington Stores, Inc. *	42,345	8,878,476
CarMax, Inc. *	105,296	9,271,313
Dollar General Corp.	163,267	31,267,263
Dollar Tree, Inc. *	152,186	14,894,444
eBay, Inc.	491,070	22,363,328
Expedia Group, Inc.	89,626	7,123,475
GrubHub, Inc. *	58,052	3,293,870
Security	Number of Shares	Value ($)
LKQ Corp. *	197,295	5,417,721
Lowe's Cos., Inc.	491,012	64,003,414
O'Reilly Automotive, Inc. *	48,572	20,266,181
Pool Corp.	25,708	6,915,966
Qurate Retail, Inc., Class A *	245,125	2,018,604
Ross Stores, Inc.	231,689	22,464,565
The Home Depot, Inc.	698,971	173,680,314
Tractor Supply Co.	75,785	9,247,286
Ulta Beauty, Inc. *	36,550	8,918,566
Wayfair, Inc., Class A *	42,210	7,241,126
		1,136,781,073

Semiconductors & Semiconductor Equipment 3.1%
Broadcom, Inc.	254,235	74,051,028
First Solar, Inc. *	48,191	2,246,664
Lam Research Corp.	93,046	25,463,899
Micron Technology, Inc. *	710,056	34,018,783
Monolithic Power Systems, Inc.	25,805	5,412,599
NVIDIA Corp.	392,330	139,284,997
ON Semiconductor Corp. *	263,094	4,338,420
Qorvo, Inc. *	74,272	7,779,249
Skyworks Solutions, Inc.	109,166	12,940,538
Universal Display Corp.	27,151	3,980,337
		309,516,514

Software & Services 24.3%
Accenture plc, Class A	406,969	82,053,090
Adobe, Inc. *	310,217	119,929,892
Akamai Technologies, Inc. *	103,331	10,932,420
Alliance Data Systems Corp.	25,959	1,202,680
Alteryx, Inc., Class A *	31,129	4,480,708
Anaplan, Inc. *	55,693	2,557,423
ANSYS, Inc. *	54,888	15,533,304
Aspen Technology, Inc. *	43,392	4,583,931
Autodesk, Inc. *	141,279	29,722,276
Automatic Data Processing, Inc.	277,195	40,606,296
Black Knight, Inc. *	96,186	7,404,398
Broadridge Financial Solutions, Inc.	73,541	8,905,815
Cadence Design Systems, Inc. *	179,789	16,412,938
Cognizant Technology Solutions Corp., Class A	351,486	18,628,758
Coupa Software, Inc. *	40,148	9,134,071
DocuSign, Inc. *	79,906	11,166,064
Elastic N.V. *	21,302	1,830,268
EPAM Systems, Inc. *	35,264	8,133,289
Euronet Worldwide, Inc. *	34,622	3,279,742
Fair Isaac Corp. *	18,518	7,456,273
Fidelity National Information Services, Inc.	393,843	54,677,224
Fiserv, Inc. *	366,482	39,129,283
FleetCor Technologies, Inc. *	55,807	13,605,188
Fortinet, Inc. *	91,012	12,668,870
Gartner, Inc. *	57,354	6,979,982
Genpact Ltd.	98,003	3,523,208
Global Payments, Inc.	192,746	34,595,979
GoDaddy, Inc., Class A *	113,316	8,753,661
Guidewire Software, Inc. *	52,831	5,419,404
HubSpot, Inc. *	25,715	5,141,457
Intuit, Inc.	166,820	48,431,182
Jack Henry & Associates, Inc.	49,253	8,907,898
Mastercard, Inc., Class A	568,917	171,181,436
Microsoft Corp.	4,888,305	895,781,891
Okta, Inc. *	72,079	14,097,211
Palo Alto Networks, Inc. *	62,822	14,780,132
Paycom Software, Inc. *	31,353	9,319,052
PayPal Holdings, Inc. *	752,658	116,669,517
Proofpoint, Inc. *	36,070	4,193,859
PTC, Inc. *	66,932	5,112,266

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
RingCentral, Inc., Class A *	48,038	13,174,421
salesforce.com, Inc. *	568,651	99,394,508
ServiceNow, Inc. *	120,942	46,917,030
Splunk, Inc. *	98,865	18,373,072
Square, Inc., Class A *	219,730	17,815,708
SS&C Technologies Holdings, Inc.	140,411	8,129,095
Synopsys, Inc. *	96,233	17,409,512
The Trade Desk, Inc., Class A *	25,449	7,928,890
Twilio, Inc., Class A *	79,666	15,742,002
Tyler Technologies, Inc. *	25,028	9,393,259
VeriSign, Inc. *	66,263	14,512,260
Visa, Inc., Class A	1,097,157	214,208,933
VMware, Inc., Class A *	50,422	7,879,446
WEX, Inc. *	27,682	4,099,151
Workday, Inc., Class A *	105,178	19,292,801
Zendesk, Inc. *	71,740	6,151,705
Zscaler, Inc. *	41,708	4,091,138
		2,401,435,267

Technology Hardware & Equipment 9.3%
Amphenol Corp., Class A	190,168	18,362,622
Apple, Inc.	2,676,252	850,887,561
Arista Networks, Inc. *	34,783	8,120,439
CDW Corp.	92,054	10,209,709
Cognex Corp.	109,450	6,210,193
Dell Technologies, Inc., Class C *	99,787	4,953,427
F5 Networks, Inc. *	38,969	5,647,387
IPG Photonics Corp. *	22,651	3,519,965
Trimble, Inc. *	159,647	6,245,391
Ubiquiti, Inc.	7,780	1,434,710
Zebra Technologies Corp., Class A *	34,625	9,048,205
		924,639,609

Telecommunication Services 0.3%
GCI Liberty, Inc., Class A *	61,098	4,227,371
T-Mobile US, Inc. *	244,260	24,435,770
		28,663,141

Transportation 0.8%
Alaska Air Group, Inc.	78,977	2,700,224
AMERCO	5,054	1,629,915
J.B. Hunt Transport Services, Inc.	54,460	6,517,228
JetBlue Airways Corp. *	184,472	1,857,633
Kansas City Southern	63,352	9,535,743
Lyft, Inc., Class A *	131,080	4,097,561
Security	Number of Shares	Value ($)
Norfolk Southern Corp.	167,078	29,788,337
Old Dominion Freight Line, Inc.	61,386	10,502,531
Uber Technologies, Inc. *	131,333	4,770,014
United Airlines Holdings, Inc. *	160,056	4,487,970
XPO Logistics, Inc. *	59,510	4,689,983
		80,577,139

Utilities 0.9%
NextEra Energy, Inc.	313,124	80,021,970
NRG Energy, Inc.	160,808	5,797,128
		85,819,098
Total Common Stock
(Cost $6,701,859,236)		9,879,650,136

Rights 0.0% of net assets

Media & Entertainment 0.0%
Liberty Media Corp. - Liberty SiriusXM expires 06/05/20 *	13,698	148,897
Total Rights
(Cost $—)		148,897

Other Investment Company 0.0% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (a)	2,416,445	2,416,445
Total Other Investment Company
(Cost $2,416,445)		2,416,445

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Index, e-mini, expires 06/19/20	120	11,128,800	245,603
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

During the period, the fund held shares of an affiliate, The Charles Schwab Corp., since that company was included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$24,714,498	$2,539,556	($30,129,426)	$3,819,332	($943,960)	$—	—	$—

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,879,650,136	$—	$—	$9,879,650,136
Rights[1]	148,897	—	—	148,897
Other Investment Company[1]	2,416,445	—	—	2,416,445
Futures Contracts[2]	245,603	—	—	245,603
Total	$9,882,461,081	$—	$—	$9,882,461,081
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Autoliv, Inc.	39,298	2,498,567
BorgWarner, Inc.	103,527	3,328,393
Ford Motor Co.	1,948,472	11,125,775
General Motors Co.	628,954	16,277,330
Gentex Corp.	127,120	3,361,053
Harley-Davidson, Inc.	76,644	1,635,583
Lear Corp.	27,364	2,901,952
		41,128,653

Banks 8.3%
Aptiv plc	127,872	9,635,155
Bank of America Corp.	4,052,626	97,749,339
BOK Financial Corp.	15,956	812,799
Citigroup, Inc.	1,092,819	52,356,958
Citizens Financial Group, Inc.	217,791	5,248,763
Comerica, Inc.	71,660	2,604,841
Commerce Bancshares, Inc.	51,668	3,292,801
Cullen/Frost Bankers, Inc.	28,233	2,144,861
East West Bancorp, Inc.	73,197	2,558,235
Fifth Third Bancorp	354,946	6,882,403
Huntington Bancshares, Inc.	517,863	4,603,802
JPMorgan Chase & Co.	1,569,993	152,776,019
KeyCorp	493,108	5,843,330
M&T Bank Corp.	66,012	6,974,828
New York Community Bancorp, Inc.	234,955	2,361,298
People's United Financial, Inc.	222,803	2,551,094
Regions Financial Corp.	483,235	5,465,388
Signature Bank	27,111	2,789,993
The PNC Financial Services Group, Inc.	219,373	25,017,297
Truist Financial Corp.	671,392	24,693,798
U.S. Bancorp	711,605	25,304,674
Wells Fargo & Co.	1,926,644	50,998,267
Zions Bancorp NA	84,815	2,790,837
		495,456,780

Capital Goods 7.6%
3M Co.	287,858	45,032,506
A.O. Smith Corp.	68,654	3,261,065
AGCO Corp.	31,228	1,724,723
Allison Transmission Holdings, Inc.	59,779	2,254,864
Carrier Global Corp. *	405,407	8,298,681
Caterpillar, Inc.	276,664	33,235,646
Cummins, Inc.	76,617	12,994,243
Donaldson Co., Inc.	63,566	3,016,207
Dover Corp.	72,637	7,063,948
Eaton Corp. plc	207,080	17,581,092
Emerson Electric Co.	305,062	18,614,883
Fastenal Co.	286,832	11,834,688
Flowserve Corp.	64,983	1,696,056
Fortune Brands Home & Security, Inc.	69,781	4,253,850
General Dynamics Corp.	117,369	17,233,290
Security	Number of Shares	Value ($)
General Electric Co.	4,371,751	28,722,404
Graco, Inc.	83,725	4,036,382
Honeywell International, Inc.	357,680	52,167,628
Howmet Aerospace, Inc.	192,655	2,519,927
Hubbell, Inc.	27,078	3,314,889
Illinois Tool Works, Inc.	146,447	25,256,250
Jacobs Engineering Group, Inc.	67,859	5,701,513
Johnson Controls International plc	386,202	12,130,605
Lincoln Electric Holdings, Inc.	30,627	2,516,621
Masco Corp.	142,060	6,627,099
Otis Worldwide Corp.	203,137	10,695,163
Owens Corning	54,462	2,859,255
PACCAR, Inc.	172,948	12,773,939
Parker-Hannifin Corp.	64,230	11,559,473
Pentair plc	84,321	3,300,324
Raytheon Technologies Corp.	734,754	47,406,328
Rockwell Automation, Inc.	57,829	12,500,317
Snap-on, Inc.	27,501	3,566,605
Spirit AeroSystems Holdings, Inc., Class A	51,737	1,121,141
Stanley Black & Decker, Inc.	76,011	9,535,580
Trane Technologies plc	119,904	10,816,540
		457,223,725

Commercial & Professional Services 0.7%
ManpowerGroup, Inc.	29,547	2,042,880
Nielsen Holdings plc	178,751	2,482,851
Republic Services, Inc.	105,498	9,015,859
Robert Half International, Inc.	58,894	2,988,282
Rollins, Inc.	70,758	2,957,684
Waste Management, Inc.	195,434	20,862,580
		40,350,136

Consumer Durables & Apparel 0.8%
Capri Holdings Ltd. *	75,938	1,142,107
Garmin Ltd.	72,278	6,517,307
Hanesbrands, Inc.	182,360	1,798,070
Hasbro, Inc.	63,799	4,689,864
Leggett & Platt, Inc.	65,808	2,013,067
Mohawk Industries, Inc. *	29,579	2,756,763
Newell Brands, Inc.	191,808	2,522,275
Polaris, Inc.	28,752	2,511,200
PulteGroup, Inc.	127,504	4,331,311
PVH Corp.	37,047	1,684,527
Ralph Lauren Corp.	24,721	1,866,683
Tapestry, Inc.	137,166	1,865,457
VF Corp.	163,918	9,195,800
Whirlpool Corp.	31,751	3,867,907
		46,762,338

Consumer Services 2.3%
Aramark	125,133	3,239,693
Caesars Entertainment Corp. *	280,075	3,190,054
Carnival Corp. (a)	232,067	3,652,735
Darden Restaurants, Inc.	65,338	5,021,879

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
H&R Block, Inc.	97,468	1,656,956
Hilton Worldwide Holdings, Inc.	141,106	11,191,117
Las Vegas Sands Corp.	168,847	8,094,525
McDonald's Corp.	376,962	70,235,560
MGM Resorts International	258,396	4,439,243
Royal Caribbean Cruises Ltd.	86,345	4,478,715
Service Corp. International	91,779	3,618,846
Wynn Resorts Ltd.	48,460	4,035,749
Yum! Brands, Inc.	151,244	13,571,124
		136,426,196

Diversified Financials 4.4%
AGNC Investment Corp.	271,413	3,512,084
Ally Financial, Inc.	190,646	3,324,866
American Express Co.	335,922	31,936,105
Annaly Capital Management, Inc.	716,567	4,414,053
Apollo Global Management, Inc.	100,244	4,771,615
Capital One Financial Corp.	232,970	15,851,279
Discover Financial Services	156,838	7,451,373
Eaton Vance Corp.	56,537	2,038,159
Equitable Holdings, Inc.	209,285	3,999,436
Franklin Resources, Inc.	139,944	2,640,743
Invesco Ltd.	188,289	1,500,663
Jefferies Financial Group, Inc.	119,752	1,754,367
KKR & Co., Inc.	275,320	7,640,130
Lazard Ltd., Class A	56,326	1,512,916
Morgan Stanley	583,136	25,774,611
Nasdaq, Inc.	57,398	6,799,367
Northern Trust Corp.	105,978	8,373,322
Raymond James Financial, Inc.	61,969	4,293,212
Santander Consumer USA Holdings, Inc.	48,579	803,011
Starwood Property Trust, Inc.	140,992	1,869,554
State Street Corp.	181,981	11,093,562
Synchrony Financial	282,434	5,753,181
T. Rowe Price Group, Inc.	116,899	14,133,089
TD Ameritrade Holding Corp.	132,678	4,944,909
The Bank of New York Mellon Corp.	419,784	15,603,371
The Blackstone Group, Inc., Class A	330,290	18,760,472
The Charles Schwab Corp. (b)	570,694	20,493,622
The Goldman Sachs Group, Inc.	159,541	31,348,211
		262,391,283

Energy 5.9%
Apache Corp.	188,316	2,031,930
Baker Hughes Co.	325,522	5,374,368
Chevron Corp.	946,493	86,793,408
ConocoPhillips	549,384	23,173,017
Continental Resources, Inc. (a)	43,116	527,309
Devon Energy Corp.	193,349	2,090,103
EOG Resources, Inc.	291,460	14,855,716
Exxon Mobil Corp.	2,117,918	96,301,731
Halliburton Co.	439,719	5,166,698
Helmerich & Payne, Inc.	54,117	1,089,375
Hess Corp.	129,536	6,149,074
HollyFrontier Corp.	74,023	2,328,023
Kinder Morgan, Inc.	974,067	15,390,259
Marathon Oil Corp.	401,588	2,144,480
Marathon Petroleum Corp.	324,697	11,409,853
National Oilwell Varco, Inc.	192,737	2,403,430
Noble Energy, Inc.	240,435	2,098,998
Occidental Petroleum Corp.	446,635	5,783,923
ONEOK, Inc.	206,533	7,577,696
Phillips 66	222,571	17,418,406
Schlumberger Ltd.	692,278	12,786,375
Targa Resources Corp.	117,040	2,093,846
TechnipFMC plc	212,015	1,568,911
The Williams Cos., Inc.	606,103	12,382,684
Security	Number of Shares	Value ($)
Valero Energy Corp.	205,360	13,685,190
WPX Energy, Inc. *	208,230	1,180,664
		353,805,467

Food & Staples Retailing 2.2%
Sysco Corp.	255,663	14,102,371
The Kroger Co.	401,021	13,081,305
Walgreens Boots Alliance, Inc.	374,867	16,096,789
Walmart, Inc.	710,165	88,103,070
		131,383,535

Food, Beverage & Tobacco 7.0%
Altria Group, Inc.	935,039	36,513,273
Archer-Daniels-Midland Co.	278,442	10,945,555
Brown-Forman Corp., Class A	27,843	1,652,482
Brown-Forman Corp., Class B	91,155	6,009,849
Bunge Ltd.	70,975	2,769,444
Campbell Soup Co.	84,688	4,317,394
Conagra Brands, Inc.	243,886	8,484,794
General Mills, Inc.	302,706	19,082,586
Hormel Foods Corp.	139,065	6,790,544
Ingredion, Inc.	33,195	2,796,015
Kellogg Co.	124,709	8,144,745
Lamb Weston Holdings, Inc.	73,228	4,398,074
McCormick & Co., Inc. Non-Voting Shares	61,873	10,837,675
Molson Coors Beverage Co., Class B	94,304	3,579,780
Mondelez International, Inc., Class A	720,725	37,564,187
PepsiCo, Inc.	698,003	91,822,295
Philip Morris International, Inc.	778,751	57,129,173
Pilgrim's Pride Corp. *	26,260	542,794
The Coca-Cola Co.	1,930,075	90,095,901
The J.M. Smucker Co.	57,056	6,500,390
The Kraft Heinz Co.	311,996	9,506,518
		419,483,468

Health Care Equipment & Services 4.2%
Abbott Laboratories	884,710	83,976,673
Baxter International, Inc.	255,633	23,009,526
Cardinal Health, Inc.	146,181	7,994,639
CVS Health Corp.	651,185	42,698,200
DENTSPLY SIRONA, Inc.	111,479	5,186,003
Encompass Health Corp.	49,446	3,621,920
McKesson Corp.	80,779	12,817,204
Medtronic plc	670,909	66,138,209
Quest Diagnostics, Inc.	67,324	7,963,083
		253,405,457

Household & Personal Products 3.6%
Colgate-Palmolive Co.	428,989	31,028,775
Herbalife Nutrition Ltd. *	46,684	2,046,627
Kimberly-Clark Corp.	171,648	24,277,893
The Clorox Co.	62,753	12,942,806
The Procter & Gamble Co.	1,248,285	144,701,197
		214,997,298

Insurance 3.8%
Aflac, Inc.	366,984	13,383,906
American Financial Group, Inc.	37,270	2,245,145
American International Group, Inc.	434,952	13,074,657
Arthur J. Gallagher & Co.	93,448	8,810,277
Assurant, Inc.	30,213	3,099,250
Axis Capital Holdings Ltd.	41,972	1,575,629
Brown & Brown, Inc.	116,943	4,701,109
Chubb Ltd.	226,886	27,666,479

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cincinnati Financial Corp.	76,263	4,495,704
CNA Financial Corp.	13,522	408,770
Erie Indemnity Co., Class A	9,227	1,663,074
Fidelity National Financial, Inc.	144,570	4,611,783
Globe Life, Inc.	49,993	3,850,461
Lincoln National Corp.	99,214	3,763,187
Loews Corp.	128,389	4,267,650
Marsh & McLennan Cos., Inc.	252,652	26,760,900
MetLife, Inc.	390,711	14,069,503
Old Republic International Corp.	143,705	2,240,361
Principal Financial Group, Inc.	129,331	4,994,763
Prudential Financial, Inc.	200,944	12,249,546
Reinsurance Group of America, Inc.	31,352	2,845,194
The Allstate Corp.	162,310	15,875,541
The Hartford Financial Services Group, Inc.	180,261	6,902,194
The Progressive Corp.	292,764	22,741,908
The Travelers Cos., Inc.	129,083	13,809,299
Unum Group	103,470	1,567,571
W.R. Berkley Corp.	72,912	4,225,250
		225,899,111

Materials 3.3%
Air Products and Chemicals, Inc.	110,371	26,671,152
Albemarle Corp.	53,140	4,066,273
Amcor plc	811,948	8,289,989
Arconic Corp. *	48,638	703,792
Avery Dennison Corp.	41,864	4,633,089
Ball Corp.	163,650	11,661,699
Celanese Corp.	60,561	5,445,040
CF Industries Holdings, Inc.	109,009	3,201,594
Corteva, Inc.	374,691	10,232,811
Crown Holdings, Inc. *	67,983	4,448,128
Dow, Inc.	371,443	14,337,700
DuPont de Nemours, Inc.	370,942	18,817,888
Eastman Chemical Co.	67,955	4,626,376
FMC Corp.	64,850	6,381,888
Freeport-McMoRan, Inc.	725,584	6,581,047
Huntsman Corp.	99,785	1,811,098
International Flavors & Fragrances, Inc.	53,384	7,110,215
International Paper Co.	195,988	6,673,391
LyondellBasell Industries N.V., Class A	128,316	8,181,428
Nucor Corp.	151,710	6,411,265
Packaging Corp. of America	47,466	4,813,527
PPG Industries, Inc.	118,294	12,026,951
Reliance Steel & Aluminum Co.	33,472	3,246,784
RPM International, Inc.	65,013	4,861,672
Sealed Air Corp.	77,404	2,484,668
Sonoco Products Co.	49,796	2,579,931
Steel Dynamics, Inc.	108,330	2,877,245
The Mosaic Co.	174,505	2,109,765
W.R. Grace & Co.	27,981	1,460,608
Westrock Co.	129,484	3,633,321
		200,380,335

Media & Entertainment 2.1%
Comcast Corp., Class A	2,272,428	89,988,149
DISH Network Corp., Class A *	128,218	4,058,100
Liberty Media Corp. - Liberty Formula One, Class A *	12,715	430,021
Liberty Media Corp. - Liberty Formula One, Class C *	101,656	3,522,381
News Corp., Class A	194,513	2,382,784
News Corp., Class B	60,890	746,512
Omnicom Group, Inc.	108,876	5,965,316
Snap, Inc., Class A *	392,767	7,439,007
Security	Number of Shares	Value ($)
The Interpublic Group of Cos., Inc.	193,848	3,316,739
ViacomCBS, Inc., Class B	277,468	5,754,686
		123,603,695

Pharmaceuticals, Biotechnology & Life Sciences 12.7%
AbbVie, Inc.	882,525	81,783,592
Agilent Technologies, Inc.	154,747	13,639,400
Amgen, Inc.	297,404	68,313,699
Bristol-Myers Squibb Co.	1,173,399	70,075,388
Elanco Animal Health, Inc. *	198,443	4,248,665
Eli Lilly and Co.	422,917	64,685,155
Gilead Sciences, Inc.	633,246	49,285,536
Johnson & Johnson	1,317,407	195,964,291
Merck & Co., Inc.	1,274,390	102,868,761
Mylan N.V. *	258,649	4,415,138
Perrigo Co., plc	68,240	3,737,505
Pfizer, Inc.	2,770,125	105,791,074
		764,808,204

Real Estate 3.2%
American Campus Communities, Inc.	69,010	2,229,023
Americold Realty Trust	96,218	3,435,945
Apartment Investment & Management Co., Class A	74,517	2,747,442
Boston Properties, Inc.	71,838	6,176,631
Brixmor Property Group, Inc.	147,821	1,649,683
Camden Property Trust	48,583	4,448,745
CubeSmart	96,314	2,741,097
Douglas Emmett, Inc.	82,844	2,432,300
Duke Realty Corp.	184,036	6,345,561
Equity Residential	174,720	10,581,043
Federal Realty Investment Trust	34,965	2,794,053
Gaming & Leisure Properties, Inc.	102,219	3,530,644
Healthcare Trust of America, Inc., Class A	103,139	2,730,090
Healthpeak Properties, Inc.	247,714	6,103,673
Highwoods Properties, Inc.	51,938	1,987,667
Host Hotels & Resorts, Inc.	359,966	4,297,994
Iron Mountain, Inc.	143,971	3,708,693
JBG SMITH Properties	59,199	1,759,986
Jones Lang LaSalle, Inc.	25,655	2,627,072
Kimco Realty Corp.	210,939	2,343,532
Lamar Advertising Co., Class A	43,077	2,856,005
Medical Properties Trust, Inc.	259,338	4,688,831
National Retail Properties, Inc.	85,927	2,697,249
Omega Healthcare Investors, Inc.	109,673	3,415,217
Park Hotels & Resorts, Inc.	120,951	1,188,948
Prologis, Inc.	369,598	33,818,217
Realty Income Corp.	171,621	9,492,358
Regency Centers Corp.	83,994	3,594,103
Simon Property Group, Inc.	153,660	8,866,182
SL Green Realty Corp.	41,061	1,729,489
The Macerich Co. (a)	55,335	376,832
UDR, Inc.	146,801	5,428,701
Ventas, Inc.	186,534	6,519,363
VEREIT, Inc.	531,198	2,910,965
VICI Properties, Inc.	230,801	4,528,316
Vornado Realty Trust	79,052	2,862,473
Welltower, Inc.	203,148	10,293,509
Weyerhaeuser Co.	373,601	7,543,004
WP Carey, Inc.	86,256	5,167,597
		192,648,233

Retailing 1.6%
Best Buy Co., Inc.	113,894	8,893,983
Foot Locker, Inc.	53,509	1,482,199
Genuine Parts Co.	72,689	6,062,990

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kohl's Corp.	77,660	1,492,625
L Brands, Inc.	116,383	1,884,241
Macy's, Inc. (a)	154,759	984,267
Target Corp.	253,688	31,033,653
The Gap, Inc.	106,498	947,832
The TJX Cos., Inc.	607,193	32,035,503
Tiffany & Co.	53,926	6,909,538
Williams-Sonoma, Inc.	38,973	3,242,943
		94,969,774

Semiconductors & Semiconductor Equipment 6.3%
Advanced Micro Devices, Inc. *	585,487	31,499,201
Analog Devices, Inc.	184,443	20,832,837
Applied Materials, Inc.	462,476	25,981,902
Intel Corp.	2,177,337	137,019,817
KLA Corp.	79,074	13,913,861
Marvell Technology Group Ltd.	334,000	10,895,080
Maxim Integrated Products, Inc.	135,325	7,805,546
Microchip Technology, Inc.	119,626	11,486,488
QUALCOMM, Inc.	571,519	46,224,457
Teradyne, Inc.	83,895	5,622,643
Texas Instruments, Inc.	467,933	55,562,364
Xilinx, Inc.	125,797	11,567,034
		378,411,230

Software & Services 2.8%
Booz Allen Hamilton Holding Corp.	70,290	5,606,330
CDK Global, Inc.	60,613	2,382,697
Ceridian HCM Holding, Inc. *	50,578	3,483,307
Citrix Systems, Inc.	57,604	8,532,305
DXC Technology Co.	127,853	1,816,791
International Business Machines Corp.	443,286	55,366,421
Leidos Holdings, Inc.	66,571	7,009,261
NortonLifeLock, Inc.	287,780	6,555,628
Nuance Communications, Inc. *	141,098	3,228,322
Oracle Corp.	1,084,271	58,301,252
Paychex, Inc.	159,317	11,515,433
Sabre Corp.	137,086	955,490
The Western Union Co.	210,268	4,209,565
		168,962,802

Technology Hardware & Equipment 3.3%
Arrow Electronics, Inc. *	40,776	2,816,806
Avnet, Inc.	50,167	1,366,549
Cisco Systems, Inc.	2,123,677	101,554,234
Corning, Inc.	385,340	8,781,899
FLIR Systems, Inc.	67,257	3,107,273
Hewlett Packard Enterprise Co.	646,819	6,280,613
HP, Inc.	741,162	11,221,193
Jabil, Inc.	69,715	2,085,873
Juniper Networks, Inc.	167,863	4,072,356
Keysight Technologies, Inc. *	93,937	10,157,408
Motorola Solutions, Inc.	85,666	11,593,180
National Instruments Corp.	58,709	2,273,212
NetApp, Inc.	114,288	5,090,388
Seagate Technology plc	115,655	6,134,341
TE Connectivity Ltd.	167,288	13,592,150
Western Digital Corp.	148,720	6,598,706
Xerox Holdings Corp.	92,755	1,472,949
		198,199,130

Telecommunication Services 4.0%
AT&T, Inc.	3,656,419	112,837,090
CenturyLink, Inc.	491,566	4,832,094
Liberty Global plc, Class A *	81,694	1,735,181
Security	Number of Shares	Value ($)
Liberty Global plc, Class C *	207,239	4,275,341
Verizon Communications, Inc.	2,070,143	118,784,805
		242,464,511

Transportation 2.8%
American Airlines Group, Inc. (a)	193,819	2,035,099
C.H. Robinson Worldwide, Inc.	67,722	5,494,286
CSX Corp.	389,424	27,874,970
Delta Air Lines, Inc.	288,503	7,273,161
Expeditors International of Washington, Inc.	85,213	6,507,717
FedEx Corp.	120,028	15,670,856
Southwest Airlines Co.	263,833	8,469,039
Union Pacific Corp.	347,554	59,035,522
United Parcel Service, Inc., Class B	350,807	34,978,966
		167,339,616

Utilities 6.0%
Alliant Energy Corp.	120,300	5,938,008
Ameren Corp.	123,218	9,208,081
American Electric Power Co., Inc.	247,229	21,076,272
American Water Works Co., Inc.	90,473	11,490,071
Atmos Energy Corp.	59,636	6,129,388
Avangrid, Inc.	27,781	1,235,699
CenterPoint Energy, Inc.	251,557	4,472,684
CMS Energy Corp.	141,799	8,306,586
Consolidated Edison, Inc.	166,204	12,475,272
Dominion Energy, Inc.	411,839	35,010,433
DTE Energy Co.	96,166	10,344,577
Duke Energy Corp.	364,743	31,232,943
Edison International	179,364	10,422,842
Entergy Corp.	99,658	10,147,178
Essential Utilities, Inc.	108,229	4,736,101
Evergy, Inc.	113,988	7,031,920
Eversource Energy	161,892	13,550,360
Exelon Corp.	486,714	18,646,013
FirstEnergy Corp.	270,620	11,436,401
National Fuel Gas Co.	43,201	1,813,146
NiSource, Inc.	187,186	4,460,642
OGE Energy Corp.	100,426	3,145,342
Pinnacle West Capital Corp.	56,393	4,393,015
PPL Corp.	384,146	10,733,039
Public Service Enterprise Group, Inc.	253,349	12,930,933
Sempra Energy	141,159	17,829,793
The AES Corp.	332,899	4,157,909
The Southern Co.	524,803	29,950,507
UGI Corp.	104,565	3,329,350
Vistra Energy Corp.	224,806	4,595,035
WEC Energy Group, Inc.	158,003	14,493,615
Xcel Energy, Inc.	262,573	17,075,122
		361,798,277
Total Common Stock
(Cost $6,125,568,353)		5,972,299,254

Other Investment Companies 0.2% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	3,092,031	3,092,031

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	6,868,790	6,868,790
Total Other Investment Companies
(Cost $9,960,821)		9,960,821

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/19/20	435	24,392,625	1,097,107
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,462,753.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 8/31/19	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$—	$27,103,312	($2,665,533)	($56,506)	($3,887,651)	$20,493,622	570,694	$303,233

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,972,299,254	$—	$—	$5,972,299,254
Other Investment Companies[1]	9,960,821	—	—	9,960,821
Futures Contracts[2]	1,097,107	—	—	1,097,107
Total	$5,983,357,182	$—	$—	$5,983,357,182
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Autoliv, Inc.	169,074	10,749,725
BorgWarner, Inc.	444,324	14,285,017
Gentex Corp.	545,517	14,423,469
Harley-Davidson, Inc.	332,865	7,103,339
Lear Corp.	118,400	12,556,320
		59,117,870

Banks 3.9%
Associated Banc-Corp.	342,117	4,793,059
Bank OZK	260,796	5,865,302
BankUnited, Inc.	203,886	3,767,813
BOK Financial Corp.	68,723	3,500,750
CIT Group, Inc.	204,080	3,702,011
Comerica, Inc.	310,297	11,279,296
Commerce Bancshares, Inc.	223,665	14,254,170
Cullen/Frost Bankers, Inc.	122,680	9,320,000
East West Bancorp, Inc.	313,554	10,958,712
Essent Group Ltd.	212,410	7,020,151
F.N.B. Corp.	697,997	5,172,158
First Citizens BancShares, Inc., Class A	17,564	6,762,140
First Hawaiian, Inc.	282,821	4,878,662
First Horizon National Corp.	668,107	6,246,800
IBERIABANK Corp.	112,929	4,789,319
Investors Bancorp, Inc.	429,873	3,731,298
MGIC Investment Corp.	751,511	6,169,905
New York Community Bancorp, Inc.	1,005,765	10,107,938
PacWest Bancorp	258,719	4,478,426
People's United Financial, Inc.	955,505	10,940,532
Pinnacle Financial Partners, Inc.	155,680	6,203,848
Popular, Inc.	190,282	7,514,236
Prosperity Bancshares, Inc.	203,108	13,281,232
Radian Group, Inc.	434,086	6,893,286
Signature Bank	116,156	11,953,614
Sterling Bancorp	435,226	5,353,280
Synovus Financial Corp.	316,425	6,072,196
TCF Financial Corp.	330,519	9,558,609
TFS Financial Corp.	107,900	1,662,739
Webster Financial Corp.	197,695	5,594,769
Western Alliance Bancorp	204,128	7,787,483
Wintrust Financial Corp.	123,328	5,224,174
Zions Bancorp NA	366,888	12,072,450
		236,910,358

Capital Goods 10.9%
A.O. Smith Corp.	294,930	14,009,175
Acuity Brands, Inc.	85,581	7,372,803
AECOM *	338,185	13,111,432
AGCO Corp.	134,684	7,438,597
Air Lease Corp.	225,456	6,788,480
Allegion plc	200,315	19,971,405
Allison Transmission Holdings, Inc.	256,835	9,687,816
Security	Number of Shares	Value ($)
Armstrong World Industries, Inc.	104,497	7,878,029
BWX Technologies, Inc.	205,002	12,826,975
Carlisle Cos., Inc.	121,973	14,619,684
Colfax Corp. *	180,376	5,061,351
Crane Co.	109,977	6,127,918
Curtiss-Wright Corp.	91,891	9,216,667
Donaldson Co., Inc.	272,276	12,919,496
EMCOR Group, Inc.	120,697	7,670,294
Flowserve Corp.	281,904	7,357,694
Fortune Brands Home & Security, Inc.	299,494	18,257,154
Generac Holdings, Inc. *	134,611	14,978,166
Graco, Inc.	359,541	17,333,472
GrafTech International Ltd.	121,950	834,138
HD Supply Holdings, Inc. *	357,004	11,320,597
Hexcel Corp.	181,390	6,564,504
Howmet Aerospace, Inc.	833,873	10,907,059
Hubbell, Inc.	117,025	14,326,201
Huntington Ingalls Industries, Inc.	88,024	17,595,117
IDEX Corp.	163,885	26,118,352
Ingersoll Rand, Inc. *	744,796	21,003,247
ITT, Inc.	188,747	10,890,702
Jacobs Engineering Group, Inc.	291,649	24,504,349
Lennox International, Inc.	75,457	16,135,725
Lincoln Electric Holdings, Inc.	131,601	10,813,654
MasTec, Inc. *	130,581	5,112,246
Mercury Systems, Inc. *	119,536	10,680,542
MSC Industrial Direct Co., Inc., Class A	96,855	6,715,926
Nordson Corp.	110,292	20,773,498
nVent Electric plc	336,563	6,169,200
Oshkosh Corp.	146,456	10,518,470
Owens Corning	234,160	12,293,400
Pentair plc	361,714	14,157,486
Quanta Services, Inc.	306,306	11,311,881
Regal Beloit Corp.	88,315	7,024,575
Sensata Technologies Holding plc *	341,900	12,188,735
Snap-on, Inc.	118,006	15,304,198
Spirit AeroSystems Holdings, Inc., Class A	222,834	4,828,813
Teledyne Technologies, Inc. *	78,589	29,401,717
The Middleby Corp. *	121,179	8,252,290
The Timken Co.	146,265	6,222,113
The Toro Co.	229,879	16,337,501
Trex Co., Inc. *	125,540	15,079,865
United Rentals, Inc. *	161,781	22,469,763
Watsco, Inc.	70,232	12,494,975
Westinghouse Air Brake Technologies Corp.	391,910	23,933,944
Woodward, Inc.	121,427	8,327,464
		663,238,855

Commercial & Professional Services 1.7%
ADT, Inc.	221,756	1,570,032
ASGN, Inc. *	113,925	7,016,641
Cimpress plc *	52,681	4,748,139
Clean Harbors, Inc. *	110,850	6,583,381
IAA, Inc. *	287,472	11,786,352
Insperity, Inc.	80,644	4,180,585

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
KAR Auction Services, Inc.	276,690	3,970,502
ManpowerGroup, Inc.	127,116	8,788,800
Nielsen Holdings plc	765,767	10,636,504
Robert Half International, Inc.	252,933	12,833,820
Rollins, Inc.	302,998	12,665,316
Stericycle, Inc. *	196,202	10,757,756
TriNet Group, Inc. *	94,559	5,080,655
		100,618,483

Consumer Durables & Apparel 3.2%
Brunswick Corp.	175,851	9,673,564
Capri Holdings Ltd. *	325,599	4,897,009
Carter's, Inc.	95,215	8,179,921
Columbia Sportswear Co.	62,639	4,576,405
Hanesbrands, Inc.	780,594	7,696,657
Leggett & Platt, Inc.	283,631	8,676,272
Mattel, Inc. *	747,182	6,881,546
Mohawk Industries, Inc. *	127,943	11,924,288
Newell Brands, Inc.	820,158	10,785,078
NVR, Inc. *	7,472	24,071,870
Polaris, Inc.	123,985	10,828,850
PulteGroup, Inc.	548,418	18,629,759
PVH Corp.	159,761	7,264,333
Ralph Lauren Corp.	107,151	8,090,972
Skechers U.S.A., Inc., Class A *	288,432	9,033,690
Tapestry, Inc.	594,117	8,079,991
Toll Brothers, Inc.	260,710	8,423,540
Under Armour, Inc., Class A *	403,709	3,532,454
Under Armour, Inc., Class C *	418,011	3,285,566
Whirlpool Corp.	136,022	16,570,200
		191,101,965

Consumer Services 3.9%
Aramark	536,946	13,901,532
Bright Horizons Family Solutions, Inc. *	125,242	14,012,075
Caesars Entertainment Corp. *	1,201,959	13,690,313
Chegg, Inc. *	247,478	15,115,956
Choice Hotels International, Inc.	68,744	5,556,578
Churchill Downs, Inc.	76,342	10,128,293
Cracker Barrel Old Country Store, Inc.	51,724	5,541,192
Domino's Pizza, Inc.	83,308	32,143,559
Dunkin' Brands Group, Inc.	178,381	11,393,195
Grand Canyon Education, Inc. *	103,963	10,145,749
H&R Block, Inc.	419,584	7,132,928
Marriott Vacations Worldwide Corp.	80,408	7,223,051
Planet Fitness, Inc., Class A *	176,110	11,381,989
Service Corp. International	393,226	15,504,901
ServiceMaster Global Holdings, Inc. *	292,339	9,617,953
Six Flags Entertainment Corp.	169,055	3,884,884
Texas Roadhouse, Inc.	140,878	7,304,524
The Wendy's Co.	396,705	8,433,948
Vail Resorts, Inc.	86,838	17,222,581
Wyndham Destinations, Inc.	194,965	6,199,887
Wyndham Hotels & Resorts, Inc.	205,073	9,419,003
		234,954,091

Diversified Financials 3.7%
Affiliated Managers Group, Inc.	106,254	7,078,641
AGNC Investment Corp.	1,164,163	15,064,269
Apollo Global Management, Inc.	430,907	20,511,173
Blackstone Mortgage Trust, Inc., Class A	289,796	6,836,288
Chimera Investment Corp.	402,126	3,341,667
Credit Acceptance Corp. *	29,985	11,089,053
Eaton Vance Corp.	243,697	8,785,277
FactSet Research Systems, Inc.	81,755	25,140,480
Invesco Ltd.	802,649	6,397,112
Security	Number of Shares	Value ($)
Janus Henderson Group plc	334,841	7,219,172
Jefferies Financial Group, Inc.	516,312	7,563,971
Lazard Ltd., Class A	243,246	6,533,588
LPL Financial Holdings, Inc.	174,032	12,424,144
MFA Financial, Inc.	970,701	1,640,485
Morningstar, Inc.	44,333	6,797,135
Navient Corp.	368,356	2,740,569
New Residential Investment Corp.	893,269	6,404,739
OneMain Holdings, Inc.	163,836	3,822,294
Raymond James Financial, Inc.	265,661	18,404,994
Santander Consumer USA Holdings, Inc.	209,402	3,461,415
SEI Investments Co.	271,551	14,723,495
SLM Corp.	907,426	6,878,289
Starwood Property Trust, Inc.	606,269	8,039,127
Two Harbors Investment Corp.	586,757	2,652,142
Voya Financial, Inc.	290,564	13,089,908
		226,639,427

Energy 1.6%
Antero Midstream Corp.	642,618	3,071,714
Apache Corp.	811,207	8,752,924
Cabot Oil & Gas Corp.	877,976	17,419,044
Cimarex Energy Co.	219,323	5,763,808
Devon Energy Corp.	833,592	9,011,130
Equitrans Midstream Corp.	444,465	3,595,722
Helmerich & Payne, Inc.	233,139	4,693,088
HollyFrontier Corp.	319,646	10,052,867
Murphy Oil Corp.	320,509	3,830,083
National Oilwell Varco, Inc.	830,916	10,361,522
Parsley Energy, Inc., Class A	667,557	6,101,471
Targa Resources Corp.	500,508	8,954,088
WPX Energy, Inc. *	896,305	5,082,049
		96,689,510

Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	79,142	12,641,351
Performance Food Group Co. *	281,595	7,504,507
US Foods Holding Corp. *	472,813	9,049,641
		29,195,499

Food, Beverage & Tobacco 1.3%
Beyond Meat, Inc. *	22,422	2,876,518
Bunge Ltd.	304,717	11,890,057
Flowers Foods, Inc.	414,499	9,778,032
Ingredion, Inc.	143,665	12,100,903
Lamb Weston Holdings, Inc.	314,353	18,880,041
Lancaster Colony Corp.	42,613	6,539,391
Pilgrim's Pride Corp. *	112,011	2,315,267
Post Holdings, Inc. *	143,045	12,453,498
Seaboard Corp.	547	1,608,180
		78,441,887

Health Care Equipment & Services 6.4%
ABIOMED, Inc. *	97,182	21,759,050
Chemed Corp.	34,516	16,516,251
DaVita, Inc. *	193,009	15,626,009
DENTSPLY SIRONA, Inc.	478,678	22,268,101
Encompass Health Corp.	212,225	15,545,481
Envista Holdings Corp. *	342,770	7,246,158
Guardant Health, Inc. *	86,945	7,858,959
Haemonetics Corp. *	109,080	11,963,894
HealthEquity, Inc. *	152,988	9,480,666
Henry Schein, Inc. *	315,807	19,175,801
Hill-Rom Holdings, Inc.	143,690	14,608,962
ICU Medical, Inc. *	41,392	8,262,671

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Insulet Corp. *	133,048	25,088,861
Integra LifeSciences Holdings Corp. *	153,814	8,015,248
LivaNova plc *	104,197	5,573,498
Masimo Corp. *	105,716	25,391,926
Molina Healthcare, Inc. *	134,941	25,074,737
Penumbra, Inc. *	69,129	11,919,222
STERIS plc	182,664	30,302,131
Teladoc Health, Inc. *	155,974	27,148,834
Varian Medical Systems, Inc. *	195,624	23,746,797
West Pharmaceutical Services, Inc.	159,385	34,433,535
		387,006,792

Household & Personal Products 0.2%
Coty, Inc., Class A	638,764	2,318,713
Herbalife Nutrition Ltd. *	200,044	8,769,929
		11,088,642

Insurance 3.9%
Alleghany Corp.	30,971	15,891,220
American Financial Group, Inc.	161,088	9,703,941
American National Insurance Co.	19,532	1,467,830
Assurant, Inc.	130,479	13,384,536
Assured Guaranty Ltd.	205,691	5,333,568
Athene Holding Ltd., Class A *	255,646	7,385,613
Axis Capital Holdings Ltd.	181,235	6,803,562
Brighthouse Financial, Inc. *	235,863	7,007,490
Brown & Brown, Inc.	503,298	20,232,579
Erie Indemnity Co., Class A	39,875	7,187,070
Everest Re Group Ltd.	87,752	17,410,874
First American Financial Corp.	241,791	12,208,027
Globe Life, Inc.	214,416	16,514,320
Kemper Corp.	134,838	8,548,729
Old Republic International Corp.	614,112	9,574,006
Primerica, Inc.	89,070	10,121,915
Reinsurance Group of America, Inc.	134,777	12,231,013
RenaissanceRe Holdings Ltd.	95,029	15,951,568
Selective Insurance Group, Inc.	128,205	6,724,352
The Hanover Insurance Group, Inc.	84,862	8,515,902
Unum Group	444,432	6,733,145
W.R. Berkley Corp.	312,924	18,133,946
		237,065,206

Materials 6.5%
Albemarle Corp.	228,210	17,462,629
Alcoa Corp. *	397,849	3,664,189
AptarGroup, Inc.	137,808	15,350,433
Arconic Corp. *	207,636	3,004,493
Ashland Global Holdings, Inc.	129,431	8,692,586
Avery Dennison Corp.	179,684	19,885,628
Axalta Coating Systems Ltd. *	449,916	10,397,559
Berry Global Group, Inc. *	284,390	12,771,955
CF Industries Holdings, Inc.	467,933	13,743,192
Crown Holdings, Inc. *	292,188	19,117,861
Eagle Materials, Inc.	90,072	6,013,207
Eastman Chemical Co.	292,649	19,923,544
FMC Corp.	279,321	27,487,980
Graphic Packaging Holding Co.	625,667	9,053,401
Huntsman Corp.	431,121	7,824,846
International Flavors & Fragrances, Inc.	230,101	30,647,152
NewMarket Corp.	15,898	6,933,595
Packaging Corp. of America	204,028	20,690,479
Reliance Steel & Aluminum Co.	143,493	13,918,821
Royal Gold, Inc.	141,183	18,805,576
RPM International, Inc.	279,541	20,904,076
Sealed Air Corp.	332,584	10,675,946
Sonoco Products Co.	215,437	11,161,791
Security	Number of Shares	Value ($)
Steel Dynamics, Inc.	463,757	12,317,386
The Mosaic Co.	753,059	9,104,483
The Scotts Miracle-Gro Co.	85,319	12,163,930
Valvoline, Inc.	405,070	7,433,035
W.R. Grace & Co.	120,748	6,303,046
Westlake Chemical Corp.	74,874	3,571,490
Westrock Co.	554,945	15,571,757
		394,596,066

Media & Entertainment 3.0%
Altice USA, Inc., Class A *	664,847	17,099,865
Cable One, Inc.	10,824	20,423,697
Cinemark Holdings, Inc.	230,651	3,466,685
DISH Network Corp., Class A *	550,979	17,438,485
Liberty Media Corp. - Liberty Formula One, Class A *	54,862	1,855,433
Liberty Media Corp. - Liberty Formula One, Class C *	437,409	15,156,222
Madison Square Garden Entertainment Corp. *	37,200	2,947,356
Madison Square Garden Sports C *	37,056	6,322,865
Match Group, Inc. *(a)	116,188	10,345,380
News Corp., Class A	836,678	10,249,306
News Corp., Class B	261,659	3,207,939
Pinterest, Inc., Class A *	218,694	4,437,301
The Interpublic Group of Cos., Inc.	834,503	14,278,346
The New York Times Co., Class A	309,360	12,136,193
TripAdvisor, Inc.	226,278	4,362,640
Zillow Group, Inc., Class A *	74,882	4,340,161
Zillow Group, Inc., Class C *	288,667	16,739,799
Zynga, Inc., Class A *	2,035,721	18,626,847
		183,434,520

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
Adaptive Biotechnologies Corp. *	47,970	1,856,439
Alkermes plc *	338,654	5,540,379
Allogene Therapeutics, Inc. *	110,495	5,321,439
Alnylam Pharmaceuticals, Inc. *	240,204	32,492,395
Avantor, Inc. *	578,558	10,975,245
Bio-Rad Laboratories, Inc., Class A *	46,563	22,877,333
Bio-Techne Corp.	82,018	21,718,366
Bluebird Bio, Inc. *	138,687	8,824,654
Bruker Corp.	219,063	9,481,047
Catalent, Inc. *	333,508	25,923,577
Charles River Laboratories International, Inc. *	105,122	18,886,219
Exelixis, Inc. *	654,021	16,160,859
FibroGen, Inc. *	169,066	5,653,567
Horizon Therapeutics plc *	403,118	20,450,176
Ionis Pharmaceuticals, Inc. *	275,483	15,484,899
Jazz Pharmaceuticals plc *	121,738	14,525,778
Mylan N.V. *	1,110,805	18,961,441
Neurocrine Biosciences, Inc. *	198,569	24,773,468
PerkinElmer, Inc.	239,147	24,027,099
Perrigo Co., plc	292,938	16,044,214
PRA Health Sciences, Inc. *	136,143	14,090,801
Repligen Corp. *	100,842	13,207,277
Sage Therapeutics, Inc. *	111,309	3,975,958
Sarepta Therapeutics, Inc. *	152,420	23,208,993
Syneos Health, Inc. *	134,453	8,200,289
United Therapeutics Corp. *	94,469	11,142,619
		393,804,531

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Real Estate 9.0%
American Campus Communities, Inc.	295,759	9,553,016
American Homes 4 Rent, Class A	548,583	13,846,235
Americold Realty Trust	412,723	14,738,338
Apartment Investment & Management Co., Class A	320,461	11,815,397
Brixmor Property Group, Inc.	643,259	7,178,770
Camden Property Trust	208,758	19,115,970
Cousins Properties, Inc.	315,870	9,829,874
CubeSmart	416,594	11,856,265
CyrusOne, Inc.	243,614	18,110,265
Douglas Emmett, Inc.	354,832	10,417,868
Duke Realty Corp.	792,084	27,311,056
EastGroup Properties, Inc.	82,725	9,616,781
EPR Properties	168,835	5,330,121
Equity Commonwealth	262,702	8,853,057
Equity LifeStyle Properties, Inc.	392,375	24,444,963
Federal Realty Investment Trust	151,151	12,078,476
First Industrial Realty Trust, Inc.	273,242	10,350,407
Gaming & Leisure Properties, Inc.	438,990	15,162,715
Healthcare Realty Trust, Inc.	288,031	8,842,552
Healthcare Trust of America, Inc., Class A	445,930	11,803,767
Highwoods Properties, Inc.	223,468	8,552,120
Hudson Pacific Properties, Inc.	334,660	8,088,732
Iron Mountain, Inc.	618,028	15,920,401
JBG SMITH Properties	254,338	7,561,469
Jones Lang LaSalle, Inc.	110,908	11,356,979
Kilroy Realty Corp.	209,899	11,989,431
Kimco Realty Corp.	909,048	10,099,523
Lamar Advertising Co., Class A	185,155	12,275,777
Life Storage, Inc.	100,402	9,787,187
Medical Properties Trust, Inc.	1,113,773	20,137,016
National Retail Properties, Inc.	369,422	11,596,157
Omega Healthcare Investors, Inc.	470,263	14,643,990
Paramount Group, Inc.	431,478	3,326,695
Park Hotels & Resorts, Inc.	517,244	5,084,509
PS Business Parks, Inc.	43,302	5,786,879
Rayonier, Inc.	297,964	7,076,645
Regency Centers Corp.	360,632	15,431,443
Rexford Industrial Realty, Inc.	252,133	10,034,893
RLJ Lodging Trust	366,395	3,777,533
Service Properties Trust	353,972	2,389,311
SL Green Realty Corp.	175,494	7,391,807
Spirit Realty Capital, Inc.	215,433	6,124,760
STORE Capital Corp.	460,590	8,907,811
Sun Communities, Inc.	199,714	27,398,764
The Howard Hughes Corp. *	93,426	4,732,027
The Macerich Co. (a)	236,068	1,607,623
VEREIT, Inc.	2,298,755	12,597,177
VICI Properties, Inc.	992,295	19,468,828
Weingarten Realty Investors	260,079	4,650,213
		548,051,593

Retailing 4.5%
Advance Auto Parts, Inc.	149,078	20,769,547
AutoNation, Inc. *	126,612	4,998,642
Burlington Stores, Inc. *	142,596	29,898,103
Etsy, Inc. *	255,012	20,650,872
Five Below, Inc. *	119,851	12,542,407
Floor & Decor Holdings, Inc., Class A *	150,376	7,819,552
Foot Locker, Inc.	230,046	6,372,274
GrubHub, Inc. *	196,864	11,170,063
Kohl's Corp.	338,670	6,509,238
L Brands, Inc.	501,440	8,118,314
LKQ Corp. *	659,709	18,115,609
Macy's, Inc. (a)	663,528	4,220,038
Nordstrom, Inc.	230,743	3,721,885
Security	Number of Shares	Value ($)
Ollie's Bargain Outlet Holdings, Inc. *	117,602	10,754,703
Penske Automotive Group, Inc.	73,336	2,622,495
Pool Corp.	86,154	23,177,149
Qurate Retail, Inc., Class A *	833,701	6,865,528
The Gap, Inc.	457,568	4,072,355
Tractor Supply Co.	255,108	31,128,278
Wayfair, Inc., Class A *	141,527	24,278,957
Williams-Sonoma, Inc.	167,137	13,907,470
		271,713,479

Semiconductors & Semiconductor Equipment 2.6%
Cree, Inc. *	232,077	12,228,137
Entegris, Inc.	290,215	17,378,074
First Solar, Inc. *	163,078	7,602,696
MKS Instruments, Inc.	117,288	12,389,131
Monolithic Power Systems, Inc.	87,094	18,267,967
ON Semiconductor Corp. *	883,926	14,575,940
Qorvo, Inc. *	250,479	26,235,171
Silicon Laboratories, Inc. *	93,442	8,751,778
Teradyne, Inc.	360,609	24,168,015
Universal Display Corp.	91,233	13,374,758
		154,971,667

Software & Services 13.6%
Alliance Data Systems Corp.	88,016	4,077,781
Alteryx, Inc., Class A *	104,837	15,090,238
Anaplan, Inc. *	184,987	8,494,603
Aspen Technology, Inc. *	146,795	15,507,424
Avalara, Inc. *	141,357	15,133,680
Black Knight, Inc. *	322,324	24,812,502
Blackbaud, Inc.	105,683	6,194,081
Booz Allen Hamilton Holding Corp.	302,091	24,094,778
CACI International, Inc., Class A *	53,870	13,509,519
CDK Global, Inc.	261,452	10,277,678
Ceridian HCM Holding, Inc. *	216,905	14,938,247
Coupa Software, Inc. *	135,403	30,805,537
DocuSign, Inc. *	269,208	37,619,126
Dropbox, Inc., Class A *	465,149	10,498,413
DXC Technology Co.	551,487	7,836,630
Dynatrace, Inc. *	193,809	7,455,832
Elastic N.V. *	70,041	6,017,923
EPAM Systems, Inc. *	118,475	27,325,074
Euronet Worldwide, Inc. *	116,274	11,014,636
Fair Isaac Corp. *	62,418	25,132,608
Gartner, Inc. *	192,847	23,469,480
Genpact Ltd.	331,209	11,906,964
GoDaddy, Inc., Class A *	381,319	29,456,893
Guidewire Software, Inc. *	177,696	18,228,056
HubSpot, Inc. *	86,624	17,319,603
Jack Henry & Associates, Inc.	165,737	29,975,194
Leidos Holdings, Inc.	286,753	30,192,223
LogMeIn, Inc.	105,143	8,926,641
Manhattan Associates, Inc. *	137,750	12,177,100
MAXIMUS, Inc.	137,804	9,924,644
Medallia, Inc. *	35,612	1,007,107
MongoDB, Inc. *	75,014	17,411,500
New Relic, Inc. *	107,989	7,143,472
Nuance Communications, Inc. *	608,279	13,917,424
Nutanix, Inc., Class A *	313,689	7,547,357
Paylocity Holding Corp. *	77,297	10,048,996
Pegasystems, Inc.	82,045	7,804,120
Perspecta, Inc.	295,662	6,554,827
Proofpoint, Inc. *	121,482	14,124,712
PTC, Inc. *	223,713	17,087,199
Q2 Holdings, Inc. *	103,497	8,550,922
RealPage, Inc. *	182,906	12,404,685
RingCentral, Inc., Class A *	161,492	44,289,181

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sabre Corp.	587,372	4,093,983
Science Applications International Corp.	105,605	9,297,464
Slack Technologies, Inc., Class A *	117,528	4,119,356
SolarWinds Corp. *	140,899	2,577,043
SS&C Technologies Holdings, Inc.	473,196	27,395,682
Teradata Corp. *	241,696	5,174,711
The Western Union Co.	902,292	18,063,886
Tyler Technologies, Inc. *	83,975	31,516,657
WEX, Inc. *	93,175	13,797,354
Zendesk, Inc. *	241,426	20,702,279
Zscaler, Inc. *	140,504	13,782,037
		825,825,062

Technology Hardware & Equipment 4.5%
Arrow Electronics, Inc. *	175,298	12,109,586
Avnet, Inc.	217,830	5,933,689
Ciena Corp. *	332,892	18,395,612
Cognex Corp.	367,724	20,864,660
Coherent, Inc. *	52,081	7,562,682
Dell Technologies, Inc., Class C *	333,883	16,573,952
Dolby Laboratories, Inc., Class A	138,076	8,385,355
F5 Networks, Inc. *	131,113	19,000,896
FLIR Systems, Inc.	288,764	13,340,897
IPG Photonics Corp. *	76,556	11,896,802
Jabil, Inc.	299,472	8,960,202
Juniper Networks, Inc.	720,170	17,471,324
Littelfuse, Inc.	52,620	8,550,224
Lumentum Holdings, Inc. *	166,137	12,181,165
National Instruments Corp.	254,021	9,835,693
NCR Corp. *	273,876	4,943,462
SYNNEX Corp.	88,109	9,396,825
Trimble, Inc. *	536,112	20,972,701
Ubiquiti, Inc.	26,471	4,881,517
ViaSat, Inc. *	124,473	5,227,866
Xerox Holdings Corp.	401,036	6,368,452
Zebra Technologies Corp., Class A *	116,183	30,360,942
		273,214,504

Telecommunication Services 0.2%
GCI Liberty, Inc., Class A *	204,699	14,163,124

Transportation 2.5%
Alaska Air Group, Inc.	265,257	9,069,137
AMERCO	17,285	5,574,412
Expeditors International of Washington, Inc.	366,997	28,027,561
J.B. Hunt Transport Services, Inc.	183,473	21,956,214
JetBlue Airways Corp. *	623,807	6,281,736
Kirby Corp. *	129,308	6,630,914
Knight-Swift Transportation Holdings, Inc.	264,531	11,007,135
Landstar System, Inc.	85,018	9,884,193
Macquarie Infrastructure Corp.	167,167	4,745,871
Old Dominion Freight Line, Inc.	206,388	35,310,923
XPO Logistics, Inc. *	198,659	15,656,316
		154,144,412

Security	Number of Shares	Value ($)
Utilities 4.5%
ALLETE, Inc.	111,437	6,544,695
Alliant Energy Corp.	517,931	25,565,074
Atmos Energy Corp.	257,171	26,432,035
Black Hills Corp.	132,364	8,168,183
Essential Utilities, Inc.	465,305	20,361,747
Hawaiian Electric Industries, Inc.	234,548	9,255,264
IDACORP, Inc.	108,485	10,114,057
MDU Resources Group, Inc.	431,234	9,383,652
National Fuel Gas Co.	185,906	7,802,475
NiSource, Inc.	805,287	19,189,989
NRG Energy, Inc.	541,467	19,519,885
OGE Energy Corp.	430,839	13,493,878
ONE Gas, Inc.	113,585	9,537,733
Pinnacle West Capital Corp.	242,346	18,878,753
Portland General Electric Co.	192,326	9,060,478
Southwest Gas Holdings, Inc.	117,652	8,935,669
The AES Corp.	1,428,788	17,845,562
UGI Corp.	449,751	14,320,072
Vistra Energy Corp.	965,044	19,725,499
		274,134,700
Total Common Stock
(Cost $6,014,150,460)		6,040,122,243

Other Investment Companies 0.2% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (b)	1,127,756	1,127,756

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.12% (b)	14,390,725	14,390,725
Total Other Investment Companies
(Cost $15,518,481)		15,518,481

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P Mid-Cap 400 Index, e-mini, expires 06/19/20	138	24,319,740	370,111
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,689,498.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,040,122,243	$—	$—	$6,040,122,243
Other Investment Companies[1]	15,518,481	—	—	15,518,481
Futures Contracts[2]	370,111	—	—	370,111
Total	$6,056,010,835	$—	$—	$6,056,010,835
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.2%
Adient plc *	288,002	4,898,914
American Axle & Manufacturing Holdings, Inc. *	369,961	2,630,423
Cooper Tire & Rubber Co.	166,065	4,272,852
Cooper-Standard Holding, Inc. *	56,162	589,139
Dana, Inc.	473,748	5,988,175
Delphi Technologies plc *	284,799	3,668,211
Dorman Products, Inc. *	96,147	6,722,598
Fox Factory Holding Corp. *	127,194	9,171,959
Garrett Motion, Inc. *	244,891	1,266,087
Gentherm, Inc. *	108,025	4,396,618
LCI Industries	82,471	8,158,856
Modine Manufacturing Co. *	169,609	907,408
Motorcar Parts of America, Inc. *	61,940	979,891
Standard Motor Products, Inc.	66,759	2,840,595
Stoneridge, Inc. *	89,335	1,838,514
Tenneco, Inc., Class A *	187,158	1,265,188
The Goodyear Tire & Rubber Co.	766,062	5,829,732
Thor Industries, Inc.	181,983	15,686,935
Veoneer, Inc. *(a)	331,059	3,568,816
Visteon Corp. *	92,167	6,636,024
Winnebago Industries, Inc.	111,375	6,058,800
		97,375,735

Banks 8.8%
1st Source Corp.	48,584	1,680,521
Allegiance Bancshares, Inc.	63,660	1,630,333
Ameris Bancorp	216,674	5,250,011
Arrow Financial Corp.	49,102	1,436,233
Associated Banc-Corp.	525,227	7,358,430
Atlantic Union Bankshares Corp.	266,237	6,163,387
Axos Financial, Inc. *	175,495	3,825,791
Banc of California, Inc.	147,312	1,613,066
BancFirst Corp.	59,454	2,266,386
BancorpSouth Bank	316,573	7,037,418
Bank of Hawaii Corp.	132,726	8,538,264
Bank of Marin Bancorp	39,552	1,330,925
Bank OZK	398,170	8,954,843
BankUnited, Inc.	312,789	5,780,341
Banner Corp.	116,509	4,376,078
Berkshire Hills Bancorp, Inc.	141,697	1,533,161
Boston Private Financial Holdings, Inc.	274,511	1,885,891
Bridge Bancorp, Inc.	60,593	1,290,631
Bridgewater Bancshares, Inc. *	71,705	747,166
Brookline Bancorp, Inc.	261,875	2,435,437
Bryn Mawr Bank Corp.	65,925	1,830,737
Byline Bancorp, Inc.	77,320	939,438
Cadence BanCorp	419,816	3,387,915
Camden National Corp.	50,151	1,682,064
Capitol Federal Financial, Inc.	466,872	5,474,074
Carter Bank & Trust	73,594	519,574
Cathay General Bancorp	249,820	6,792,606
Security	Number of Shares	Value ($)
CBTX, Inc.	56,422	1,152,137
CenterState Bank Corp.	411,113	6,495,585
Central Pacific Financial Corp.	93,968	1,513,824
CIT Group, Inc.	311,883	5,657,558
City Holding Co.	53,708	3,378,233
Columbia Banking System, Inc.	238,161	5,801,602
Columbia Financial, Inc. *	162,388	2,289,671
Community Bank System, Inc.	170,500	10,131,110
Community Trust Bancorp, Inc.	55,215	1,813,261
ConnectOne Bancorp, Inc.	111,743	1,638,152
CrossFirst Bankshares, Inc. *	23,368	227,371
Customers Bancorp, Inc. *	95,749	1,061,856
CVB Financial Corp.	439,338	8,571,484
Dime Community Bancshares, Inc.	101,289	1,461,600
Eagle Bancorp, Inc.	110,576	3,578,239
Enterprise Financial Services Corp.	87,385	2,566,497
Equity Bancshares, Inc., Class A *	46,433	757,322
Essent Group Ltd.	324,311	10,718,479
F.N.B. Corp.	1,068,803	7,919,830
FB Financial Corp.	56,259	1,328,275
Federal Agricultural Mortgage Corp., Class C	33,393	2,141,493
Financial Institutions, Inc.	52,401	926,974
First BanCorp	714,149	3,906,395
First Bancorp (North Carolina)	97,233	2,471,663
First Bancshares, Inc.	68,384	1,449,057
First Busey Corp.	165,611	2,966,093
First Citizens BancShares, Inc., Class A	26,954	10,377,290
First Commonwealth Financial Corp.	323,642	2,647,392
First Community Bankshares, Inc.	51,187	1,093,866
First Defiance Financial Corp.	124,501	2,067,962
First Financial Bancorp	326,566	4,340,062
First Financial Bankshares, Inc.	447,839	13,721,787
First Financial Corp.	45,374	1,592,627
First Foundation, Inc.	127,384	1,898,022
First Hawaiian, Inc.	431,427	7,442,116
First Horizon National Corp.	1,025,699	9,590,286
First Interstate BancSystem, Inc., Class A	116,303	3,634,469
First Merchants Corp.	183,765	5,156,446
First Mid Bancshares, Inc.	43,535	1,107,966
First Midwest Bancorp, Inc.	363,763	4,747,107
Flagstar Bancorp, Inc.	113,257	3,318,430
Flushing Financial Corp.	92,452	1,048,406
Fulton Financial Corp.	539,290	6,045,441
German American Bancorp, Inc.	82,832	2,566,135
Glacier Bancorp, Inc.	282,649	11,642,312
Great Southern Bancorp, Inc.	37,082	1,504,046
Great Western Bancorp, Inc.	185,654	2,643,713
Hancock Whitney Corp.	287,492	6,215,577
Hanmi Financial Corp.	102,864	928,862
Harborone Bancorp, Inc. *	192,594	1,534,974
HBT Financial, Inc.	28,918	367,837
Heartland Financial USA, Inc.	107,981	3,456,472
Heritage Commerce Corp.	196,403	1,596,756
Heritage Financial Corp.	120,888	2,296,872
Hilltop Holdings, Inc.	230,856	4,314,699
Home BancShares, Inc.	510,556	7,387,745

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
HomeStreet, Inc.	80,143	1,909,006
HomeTrust Bancshares, Inc.	53,673	827,638
Hope Bancorp, Inc.	416,108	3,950,945
Horizon Bancorp, Inc.	124,214	1,274,436
IBERIABANK Corp.	172,204	7,303,172
Independent Bank Corp.	113,015	7,851,152
Independent Bank Group, Inc.	120,804	4,576,055
International Bancshares Corp.	188,431	5,799,906
Investors Bancorp, Inc.	660,787	5,735,631
Kearny Financial Corp.	255,980	2,193,749
Lakeland Bancorp, Inc.	155,695	1,728,214
Lakeland Financial Corp.	84,455	3,605,384
Live Oak Bancshares, Inc.	87,666	1,186,998
Luther Burbank Corp.	49,707	510,988
Mercantile Bank Corp.	53,860	1,235,548
Merchants Bancorp	52,446	895,778
Meridian Bancorp, Inc.	175,106	2,017,221
Meta Financial Group, Inc.	113,929	2,064,393
MGIC Investment Corp.	1,147,680	9,422,453
Midland States Bancorp, Inc.	67,984	1,017,720
Mr Cooper Group, Inc. *	241,048	2,687,685
National Bank Holdings Corp., Class A	103,210	2,714,423
NBT Bancorp, Inc.	144,689	4,531,659
Nicolet Bankshares, Inc. *	29,666	1,658,626
NMI Holdings, Inc., Class A *	225,265	3,461,197
Northfield Bancorp, Inc.	143,569	1,569,209
Northwest Bancshares, Inc.	391,280	3,897,149
OceanFirst Financial Corp.	198,765	3,319,375
Ocwen Financial Corp. *	387,264	286,266
OFG Bancorp	169,237	2,056,230
Old National Bancorp	561,164	7,626,219
Opus Bank	71,369	1,390,982
Origin Bancorp, Inc.	66,407	1,385,250
Pacific Premier Bancorp, Inc.	196,435	4,246,925
PacWest Bancorp	394,766	6,833,399
Park National Corp.	46,826	3,505,863
Peapack-Gladstone Financial Corp.	53,014	998,254
PennyMac Financial Services, Inc.	137,516	4,617,787
People's Utah Bancorp	51,265	1,269,834
Peoples Bancorp, Inc.	61,761	1,387,770
Peoples Financial Services Corp.	22,252	735,429
Pinnacle Financial Partners, Inc.	237,176	9,451,464
Popular, Inc.	292,064	11,533,607
Preferred Bank	44,815	1,683,700
Prosperity Bancshares, Inc.	311,221	20,350,741
Provident Financial Services, Inc.	197,931	2,579,041
QCR Holdings, Inc.	48,629	1,476,863
Radian Group, Inc.	663,045	10,529,155
Renasant Corp.	188,716	4,551,830
Republic Bancorp, Inc., Class A	29,998	961,436
S&T Bancorp, Inc.	127,444	2,834,355
Sandy Spring Bancorp, Inc.	117,953	2,860,360
Seacoast Banking Corp. of Florida *	170,225	3,702,394
ServisFirst Bancshares, Inc.	152,012	5,302,179
Simmons First National Corp., Class A	374,528	6,423,155
South State Corp.	111,339	5,853,091
Southside Bancshares, Inc.	104,964	2,959,985
Sterling Bancorp	665,439	8,184,900
Sterling Bancorp, Inc.	49,702	141,651
Stock Yards Bancorp, Inc.	70,453	2,397,516
Synovus Financial Corp.	482,931	9,267,446
TCF Financial Corp.	505,620	14,622,530
Texas Capital Bancshares, Inc. *	166,500	4,455,540
TFS Financial Corp.	166,764	2,569,833
The Bancorp, Inc. *	168,257	1,480,662
The First of Long Island Corp.	75,813	1,157,664
Tompkins Financial Corp.	40,528	2,607,977
Towne Bank	212,188	4,001,866
TriCo Bancshares	87,563	2,484,162
Security	Number of Shares	Value ($)
TriState Capital Holdings, Inc. *	78,895	1,179,480
Triumph Bancorp, Inc. *	76,979	1,889,834
TrustCo Bank Corp.	319,063	2,010,097
Trustmark Corp.	212,139	5,046,787
UMB Financial Corp.	142,034	7,283,503
Umpqua Holdings Corp.	726,568	8,275,609
United Bankshares, Inc.	418,227	12,162,041
United Community Banks, Inc.	260,665	5,096,001
Univest Financial Corp.	96,165	1,580,953
Valley National Bancorp	1,292,710	10,315,826
Veritex Holdings, Inc.	155,709	2,728,022
Walker & Dunlop, Inc.	94,324	3,820,122
Washington Federal, Inc.	258,429	6,682,974
Washington Trust Bancorp, Inc.	49,715	1,589,389
Waterstone Financial, Inc.	85,249	1,270,210
Webster Financial Corp.	302,678	8,565,787
WesBanco, Inc.	217,685	4,662,813
Westamerica BanCorp	89,206	5,261,370
Western Alliance Bancorp	311,355	11,878,193
Wintrust Financial Corp.	188,197	7,972,025
WSFS Financial Corp.	172,508	4,773,296
		699,725,510

Capital Goods 10.2%
AAON, Inc.	133,689	7,241,933
AAR Corp.	109,248	2,203,532
Advanced Drainage Systems, Inc.	170,743	7,570,745
AECOM *	517,399	20,059,559
Aegion Corp. *	101,739	1,527,102
Aerojet Rocketdyne Holdings, Inc. *	238,517	10,458,970
AeroVironment, Inc. *	71,143	5,039,059
Air Lease Corp.	345,522	10,403,667
Alamo Group, Inc.	32,050	3,311,406
Albany International Corp., Class A	101,237	6,104,591
Altra Industrial Motion Corp.	212,196	6,578,076
Ameresco, Inc., Class A *	61,154	1,312,365
American Woodmark Corp. *	51,346	3,222,475
Apogee Enterprises, Inc.	87,419	1,805,202
Applied Industrial Technologies, Inc.	127,443	7,391,694
Arcosa, Inc.	160,062	6,109,567
Argan, Inc.	43,152	1,596,192
Armstrong Flooring, Inc. *	57,872	197,922
Armstrong World Industries, Inc.	159,927	12,056,897
Astec Industries, Inc.	73,736	3,132,305
Astronics Corp. *	76,647	699,787
Atkore International Group, Inc. *	155,394	4,170,775
Axon Enterprise, Inc. *	195,532	14,852,611
AZZ, Inc.	86,501	2,738,622
Babcock & Wilcox Enterprises, Inc. *	111,681	240,114
Barnes Group, Inc.	157,680	5,957,150
Beacon Roofing Supply, Inc. *	226,540	5,577,415
BMC Stock Holdings, Inc. *	220,804	5,778,441
Briggs & Stratton Corp. (a)	135,638	222,446
Builders FirstSource, Inc. *	381,917	7,947,693
BWX Technologies, Inc.	313,954	19,644,102
CAI International, Inc. *	53,044	997,758
Chart Industries, Inc. *	118,092	4,635,111
CIRCOR International, Inc. *	65,866	1,059,125
Colfax Corp. *	274,583	7,704,799
Columbus McKinnon Corp.	77,728	2,363,708
Comfort Systems USA, Inc.	120,896	4,473,152
Cornerstone Building Brands, Inc. *	149,539	810,501
Crane Co.	168,096	9,366,309
CSW Industrials, Inc.	49,720	3,557,963
Cubic Corp.	103,009	4,245,001
Curtiss-Wright Corp.	140,722	14,114,417
Douglas Dynamics, Inc.	74,962	2,739,111
DXP Enterprises, Inc. *	53,001	934,408

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Dycom Industries, Inc. *	104,201	4,386,862
EMCOR Group, Inc.	185,245	11,772,320
Encore Wire Corp.	69,322	3,347,559
Energy Recovery, Inc. *	108,017	830,111
Enerpac Tool Group Corp.	177,802	3,182,656
EnerSys	139,601	8,836,743
EnPro Industries, Inc.	68,461	3,086,222
ESCO Technologies, Inc.	85,757	7,084,386
Evoqua Water Technologies Corp. *	238,415	4,484,586
Federal Signal Corp.	199,945	5,826,397
Fluor Corp.	461,639	5,359,629
Foundation Building Materials, Inc. *	57,896	771,175
Franklin Electric Co., Inc.	127,068	6,444,889
Gates Industrial Corp. plc *	152,266	1,530,273
GATX Corp.	115,986	7,276,962
Generac Holdings, Inc. *	206,195	22,943,318
Gibraltar Industries, Inc. *	106,763	4,698,640
GMS, Inc. *	138,731	2,842,598
GrafTech International Ltd.	188,249	1,287,623
Graham Corp.	28,866	330,227
Granite Construction, Inc.	154,406	2,717,546
Great Lakes Dredge & Dock Corp. *	210,272	1,949,221
Griffon Corp.	139,954	2,351,227
H&E Equipment Services, Inc.	103,662	1,776,767
Helios Technologies, Inc.	95,784	3,426,194
Herc Holdings, Inc. *	79,163	2,256,145
Hillenbrand, Inc.	245,186	6,311,088
Hyster-Yale Materials Handling, Inc.	32,409	1,186,493
Ingersoll Rand, Inc. *	1,141,025	32,176,905
Insteel Industries, Inc.	59,883	1,056,935
ITT, Inc.	288,796	16,663,529
JELD-WEN Holding, Inc. *	222,379	3,031,026
John Bean Technologies Corp.	104,415	8,577,692
Kadant, Inc.	37,151	3,597,331
Kaman Corp.	91,763	3,670,520
Kennametal, Inc.	272,600	7,561,924
Kratos Defense & Security Solutions, Inc. *	298,830	5,543,296
L.B. Foster Co., Class A *	28,823	352,217
Lindsay Corp.	35,425	3,327,116
Lydall, Inc. *	57,454	621,652
Masonite International Corp. *	81,989	5,442,430
MasTec, Inc. *	198,765	7,781,650
Mercury Systems, Inc. *	183,023	16,353,105
Meritor, Inc. *	242,934	4,950,995
Moog, Inc., Class A	106,226	5,767,010
MRC Global, Inc. *	271,237	1,605,723
MSC Industrial Direct Co., Inc., Class A	148,632	10,306,143
Mueller Industries, Inc.	188,085	5,036,916
Mueller Water Products, Inc., Class A	521,552	4,871,296
MYR Group, Inc. *	54,528	1,570,952
National Presto Industries, Inc.	16,629	1,496,444
Navistar International Corp. *	215,140	5,408,620
NN, Inc.	139,205	622,246
NOW, Inc. *	359,468	2,678,037
NV5 Global, Inc. *	34,088	1,607,590
nVent Electric plc	513,127	9,405,618
Omega Flex, Inc.	9,718	994,151
Oshkosh Corp.	224,453	16,120,214
Park Aerospace Corp.	63,882	774,889
Park-Ohio Holdings Corp.	28,260	412,313
Parsons Corp. *	61,903	2,516,976
Patrick Industries, Inc.	73,891	3,832,726
PGT Innovations, Inc. *	192,575	2,620,946
Plug Power, Inc. *(a)	975,904	4,108,556
Powell Industries, Inc.	27,982	744,321
Preformed Line Products Co.	8,587	426,173
Primoris Services Corp.	145,019	2,420,367
Proto Labs, Inc. *	88,210	11,145,333
Quanex Building Products Corp.	108,782	1,348,897
Security	Number of Shares	Value ($)
Raven Industries, Inc.	117,894	2,528,826
RBC Bearings, Inc. *	82,472	11,599,687
Regal Beloit Corp.	135,107	10,746,411
Resideo Technologies, Inc. *	406,361	2,868,909
REV Group, Inc.	88,165	537,807
Rexnord Corp.	402,567	12,117,267
Rush Enterprises, Inc., Class A	91,710	3,816,970
Rush Enterprises, Inc., Class B	15,962	584,369
Simpson Manufacturing Co., Inc.	133,031	10,650,462
SiteOne Landscape Supply, Inc. *	136,448	14,505,787
SPX Corp. *	145,394	5,812,852
SPX FLOW, Inc. *	139,741	4,832,244
Standex International Corp.	40,951	2,166,717
Sunrun, Inc. *	257,789	4,305,076
Systemax, Inc.	47,947	1,006,408
Tennant Co.	60,240	3,851,746
Terex Corp.	216,814	3,408,316
The Gorman-Rupp Co.	57,391	1,759,608
The Greenbrier Cos., Inc.	107,790	2,287,304
The Manitowoc Co., Inc. *	116,114	1,085,666
The Timken Co.	223,569	9,510,625
Thermon Group Holdings, Inc. *	107,390	1,721,462
Titan International, Inc.	165,475	203,534
Titan Machinery, Inc. *	60,873	637,340
TPI Composites, Inc. *	104,709	2,172,712
Trex Co., Inc. *	192,349	23,104,962
TriMas Corp. *	148,317	3,507,697
Trinity Industries, Inc.	323,120	6,452,706
Triton International Ltd.	173,878	5,303,279
Triumph Group, Inc.	165,195	1,237,311
Tutor Perini Corp. *	132,434	1,390,557
UFP Industries, Inc.	202,345	9,253,237
Univar Solutions, Inc. *	454,676	7,029,291
Valmont Industries, Inc.	70,843	8,076,102
Veritiv Corp. *	41,029	511,221
Vicor Corp. *	60,419	3,684,351
Virgin Galactic Holdings, Inc. *(a)	265,850	4,530,084
Vivint Solar, Inc. *	144,058	1,083,316
Wabash National Corp.	178,850	1,708,017
Watsco, Inc.	107,676	19,156,637
Watts Water Technologies, Inc., Class A	90,974	7,565,398
Welbilt, Inc. *	435,938	2,650,503
WESCO International, Inc. *	137,415	4,575,919
WillScot Corp. *	178,941	2,387,073
		816,928,181

Commercial & Professional Services 3.2%
ABM Industries, Inc.	218,572	6,716,718
Acacia Research Corp. *	146,970	380,652
ACCO Brands Corp.	319,959	1,980,546
ADT, Inc.	345,004	2,442,628
Advanced Disposal Services, Inc. *	238,849	7,447,312
ASGN, Inc. *	174,014	10,717,522
Barrett Business Services, Inc.	24,393	1,236,725
Brady Corp., Class A	164,379	8,404,698
BrightView Holdings, Inc. *	99,635	1,364,003
Casella Waste Systems, Inc., Class A *	144,745	7,374,758
CBIZ, Inc. *	181,679	4,115,029
Cimpress plc *	80,268	7,234,555
Clean Harbors, Inc. *	169,250	10,051,757
CoreLogic, Inc.	262,330	13,001,075
Covanta Holding Corp.	385,286	3,467,574
Deluxe Corp.	138,766	3,237,411
Ennis, Inc.	85,757	1,526,475
Exponent, Inc.	170,829	12,682,345
Forrester Research, Inc. *	34,871	1,094,949
Franklin Covey Co. *	31,599	673,059
FTI Consulting, Inc. *	124,026	14,940,172

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
GP Strategies Corp. *	41,547	326,144
Harsco Corp. *	257,640	2,875,262
Healthcare Services Group, Inc.	243,557	5,825,883
Heidrick & Struggles International, Inc.	62,874	1,394,545
Heritage-Crystal Clean, Inc. *	39,491	669,767
Herman Miller, Inc.	194,679	4,481,511
HNI Corp.	141,309	3,599,140
Huron Consulting Group, Inc. *	75,808	3,506,878
ICF International, Inc.	61,914	4,060,320
InnerWorkings, Inc. *	119,524	142,234
Insperity, Inc.	124,163	6,436,610
Interface, Inc.	193,228	1,640,506
KAR Auction Services, Inc.	423,030	6,070,480
Kelly Services, Inc., Class A	109,750	1,645,153
Kforce, Inc.	65,698	1,984,080
Kimball International, Inc., Class B	120,216	1,345,217
Knoll, Inc.	165,820	1,751,059
Korn Ferry	182,967	5,536,581
Matthews International Corp., Class A	103,869	2,150,088
McGrath RentCorp	80,314	4,478,309
Mistras Group, Inc. *	59,333	239,705
Mobile Mini, Inc.	145,429	4,659,545
MSA Safety, Inc.	117,504	13,975,926
NL Industries, Inc.	28,406	88,911
PICO Holdings, Inc. *	65,575	549,519
Pitney Bowes, Inc.	565,302	1,339,766
Quad/Graphics, Inc.	106,998	304,944
R.R. Donnelley & Sons Co.	229,881	250,570
Resources Connection, Inc.	99,631	1,094,945
SP Plus Corp. *	75,903	1,546,144
Steelcase, Inc., Class A	293,831	3,402,563
Team, Inc. *	99,406	490,072
Tetra Tech, Inc.	179,932	14,196,635
The Brink's Co.	164,867	6,611,167
TriNet Group, Inc. *	145,056	7,793,859
TrueBlue, Inc. *	128,746	1,990,413
UniFirst Corp.	50,534	9,086,013
Upwork, Inc. *	207,321	2,579,073
US Ecology, Inc.	83,788	2,821,142
Viad Corp.	66,787	1,224,874
VSE Corp.	28,638	744,588
		255,000,104

Consumer Durables & Apparel 3.2%
Acushnet Holdings Corp.	114,208	3,816,831
Beazer Homes USA, Inc. *	95,619	938,979
Brunswick Corp.	268,987	14,796,975
Callaway Golf Co.	309,596	4,743,011
Carter's, Inc.	145,541	12,503,427
Cavco Industries, Inc. *	28,213	5,365,830
Century Communities, Inc. *	94,279	2,785,002
Columbia Sportswear Co.	95,697	6,991,623
Crocs, Inc. *	226,206	6,480,802
Deckers Outdoor Corp. *	92,265	16,841,130
Ethan Allen Interiors, Inc.	80,165	905,864
Fossil Group, Inc. *	152,373	464,738
G-III Apparel Group Ltd. *	142,370	1,470,682
GoPro, Inc., Class A *	419,687	1,976,726
Helen of Troy Ltd. *	83,001	15,099,542
Installed Building Products, Inc. *	70,119	4,507,249
iRobot Corp. *	92,994	6,855,518
Johnson Outdoors, Inc., Class A	19,611	1,522,010
KB Home	282,467	9,344,008
Kontoor Brands, Inc. *	153,955	2,250,822
La-Z-Boy, Inc.	152,820	3,930,530
Legacy Housing Corp. *	19,363	251,913
Levi Strauss & Co., Class A	138,464	1,867,879
LGI Homes, Inc. *	72,708	6,065,301
Security	Number of Shares	Value ($)
M.D.C Holdings, Inc.	165,191	5,614,842
M/I Homes, Inc. *	92,767	3,105,839
Malibu Boats, Inc., Class A *	67,206	3,167,419
Marine Products Corp.	22,254	250,357
Mattel, Inc. *	1,144,209	10,538,165
Meritage Homes Corp. *	118,945	8,266,677
Movado Group, Inc.	53,836	565,278
Oxford Industries, Inc.	56,330	2,400,785
Peloton Interactive, Inc., Class A *	132,396	5,585,787
Skechers U.S.A., Inc., Class A *	441,793	13,836,957
Skyline Champion Corp. *	164,042	4,074,803
Smith & Wesson Brands, Inc. *	179,974	2,127,293
Sonos, Inc. *	211,972	2,302,016
Steven Madden Ltd.	255,251	6,003,503
Sturm Ruger & Co., Inc.	54,880	3,421,219
Taylor Morrison Home Corp., Class A *	435,911	8,426,160
Tempur Sealy International, Inc. *	150,041	9,787,174
TopBuild Corp. *	111,972	12,842,069
TRI Pointe Group, Inc. *	458,427	6,564,675
Tupperware Brands Corp.	160,079	517,055
Unifi, Inc. *	47,972	658,656
Universal Electronics, Inc. *	46,057	2,083,619
Vera Bradley, Inc. *	77,620	407,505
Vista Outdoor, Inc. *	189,669	1,841,686
Wolverine World Wide, Inc.	265,591	5,561,476
YETI Holdings, Inc. *	218,129	7,001,941
		258,729,348

Consumer Services 3.9%
Adtalem Global Education, Inc. *	178,673	5,978,399
American Public Education, Inc. *	50,910	1,600,101
BBX Capital Corp.	204,842	366,667
Biglari Holdings, Inc., Class A *	236	71,716
Biglari Holdings, Inc., Class B *	2,993	182,214
BJ's Restaurants, Inc.	63,603	1,381,457
Bloomin' Brands, Inc.	287,049	3,275,229
Bluegreen Vacations Corp.	25,398	110,735
Boyd Gaming Corp.	263,310	5,629,568
Brinker International, Inc.	122,608	3,230,721
Carriage Services, Inc.	53,206	996,016
Carrols Restaurant Group, Inc. *	134,296	576,130
Chegg, Inc. *	378,843	23,139,730
Choice Hotels International, Inc.	104,961	8,483,998
Churchill Downs, Inc.	116,946	15,515,226
Chuy's Holdings, Inc. *	54,419	870,160
Cracker Barrel Old Country Store, Inc.	79,371	8,503,015
Dave & Buster's Entertainment, Inc.	101,972	1,345,011
Denny's Corp. *	185,334	2,009,947
Dine Brands Global, Inc.	55,227	2,506,753
Drive Shack, Inc. *	195,709	348,362
El Pollo Loco Holdings, Inc. *	64,115	889,275
Eldorado Resorts, Inc. *(a)	214,913	7,620,815
Everi Holdings, Inc. *	273,300	1,697,193
Extended Stay America, Inc.	602,510	6,928,865
Fiesta Restaurant Group, Inc. *	65,340	537,748
frontdoor, Inc. *	279,312	12,750,593
Golden Entertainment, Inc. *	60,113	733,078
Graham Holdings Co., Class B	14,344	5,138,451
Grand Canyon Education, Inc. *	158,923	15,509,296
Hilton Grand Vacations, Inc. *	282,690	6,089,143
Houghton Mifflin Harcourt Co. *	338,764	518,309
Hyatt Hotels Corp., Class A	120,465	6,636,417
Jack in the Box, Inc.	77,804	5,214,424
K12, Inc. *	128,731	3,169,357
Laureate Education, Inc., Class A *	361,614	3,518,504
Lindblad Expeditions Holdings, Inc. *	86,283	677,322
Marriott Vacations Worldwide Corp.	123,319	11,077,746
Monarch Casino & Resort, Inc. *	39,420	1,582,319

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Noodles & Co. *	97,094	568,971
OneSpaWorld Holdings Ltd.	108,352	708,622
Papa John's International, Inc.	72,634	5,657,462
Penn National Gaming, Inc. *	415,041	13,617,495
Perdoceo Education Corp. *	231,365	3,766,622
Planet Fitness, Inc., Class A *	269,741	17,433,361
Playa Hotels & Resorts N.V. *	174,828	456,301
PlayAGS, Inc. *	83,181	433,373
Red Robin Gourmet Burgers, Inc. *	42,430	588,080
Red Rock Resorts, Inc., Class A	232,671	3,210,860
Regis Corp. *	80,523	847,102
Ruth's Hospitality Group, Inc.	88,822	720,346
Scientific Games Corp., Class A *	177,111	2,785,956
SeaWorld Entertainment, Inc. *	132,776	2,397,935
Shake Shack, Inc., Class A *	102,425	5,689,709
Six Flags Entertainment Corp.	258,472	5,939,687
Strategic Education, Inc.	72,376	12,277,141
Target Hospitality Corp. *	105,924	252,099
Texas Roadhouse, Inc.	215,284	11,162,475
The Cheesecake Factory, Inc.	135,882	2,918,745
The Wendy's Co.	606,940	12,903,544
Twin River Worldwide Holdings, Inc.	68,740	1,437,353
Wingstop, Inc.	97,165	11,849,272
WW International, Inc. *	152,430	3,643,077
Wyndham Destinations, Inc.	298,563	9,494,303
		307,169,901

Diversified Financials 4.1%
Affiliated Managers Group, Inc.	162,599	10,832,345
AG Mortgage Investment Trust, Inc. (a)	107,414	264,238
Alerus Financial Corp.	9,552	173,178
Anworth Mortgage Asset Corp.	325,810	475,683
Apollo Commercial Real Estate Finance, Inc.	472,425	3,888,058
Arbor Realty Trust, Inc.	313,793	2,642,137
Ares Management Corp., Class A	245,706	9,277,859
Arlington Asset Investment Corp., Class A	119,378	286,507
ARMOUR Residential REIT, Inc.	194,771	1,525,057
Artisan Partners Asset Management, Inc., Class A	176,688	5,118,651
Assetmark Financial Holdings, Inc. *	40,268	1,075,156
B. Riley Financial, Inc.	45,850	881,695
BGC Partners, Inc., Class A	921,684	2,373,336
Blackstone Mortgage Trust, Inc., Class A	442,763	10,444,779
Blucora, Inc. *	162,979	1,980,195
Brightsphere Investment Group, Inc. *	220,184	1,838,536
Cannae Holdings, Inc. *	237,405	8,743,626
Capstead Mortgage Corp.	313,014	1,583,851
Chimera Investment Corp.	615,243	5,112,669
Cohen & Steers, Inc.	71,862	4,566,830
Colony Credit Real Estate, Inc.	276,385	1,368,106
Cowen, Inc., Class A	95,147	1,243,571
Curo Group Holdings Corp.	43,960	294,092
Diamond Hill Investment Group, Inc.	10,346	1,085,916
Donnelley Financial Solutions, Inc. *	101,179	824,609
Dynex Capital, Inc.	76,198	979,906
Ellington Financial, Inc.	134,646	1,373,389
Encore Capital Group, Inc. *	90,734	2,882,619
Enova International, Inc. *	111,939	1,583,937
Evercore, Inc., Class A	128,774	7,096,735
Exantas Capital Corp. (a)	105,476	210,952
EZCORP, Inc., Class A *	172,217	888,640
Federated Hermes, Inc.	316,113	6,998,742
FGL Holdings	429,478	3,581,847
FirstCash, Inc.	140,707	9,817,127
Focus Financial Partners, Inc., Class A *	100,002	2,784,056
GAMCO Investors, Inc., Class A	15,212	196,539
Granite Point Mortgage Trust, Inc.	180,410	887,617
Security	Number of Shares	Value ($)
Green Dot Corp., Class A *	155,730	5,945,771
Greenhill & Co., Inc.	48,836	486,895
Hamilton Lane, Inc., Class A	85,825	6,279,815
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	216,908	6,292,501
Houlihan Lokey, Inc.	154,621	9,351,478
Interactive Brokers Group, Inc., Class A	253,296	10,727,086
INTL FCStone, Inc. *	53,421	2,725,005
Invesco Mortgage Capital, Inc. (a)	533,080	1,476,632
Janus Henderson Group plc	513,401	11,068,926
KKR Real Estate Finance Trust, Inc.	79,821	1,292,302
Ladder Capital Corp., Class A	328,716	2,613,292
Legg Mason, Inc.	268,892	13,398,888
LendingClub Corp. *	290,675	1,555,111
LendingTree, Inc. *	25,325	6,585,006
LPL Financial Holdings, Inc.	266,446	19,021,580
MFA Financial, Inc.	1,494,934	2,526,438
Moelis & Co., Class A	163,206	5,488,618
Navient Corp.	560,481	4,169,979
Nelnet, Inc., Class A	70,524	3,476,128
New Residential Investment Corp.	1,368,275	9,810,532
New York Mortgage Trust, Inc.	1,211,682	2,520,299
On Deck Capital, Inc. *	166,850	124,787
OneMain Holdings, Inc.	251,163	5,859,633
Oportun Financial Corp. *	20,644	199,215
PennyMac Mortgage Investment Trust	332,399	3,659,713
Piper Sandler Cos.	56,350	3,360,714
PJT Partners, Inc., Class A	66,234	3,622,337
PRA Group, Inc. *	150,196	5,124,688
Pzena Investment Management, Inc., Class A	59,871	244,274
Ready Capital Corp.	121,994	716,105
Redwood Trust, Inc.	371,202	1,985,931
Safeguard Scientifics, Inc.	66,993	424,066
SLM Corp.	1,390,793	10,542,211
Stifel Financial Corp.	225,394	10,753,548
TPG RE Finance Trust, Inc.	183,842	1,362,269
Tradeweb Markets, Inc., Class A	246,783	16,277,807
Two Harbors Investment Corp.	902,979	4,081,465
Virtu Financial, Inc., Class A	245,184	5,847,638
Virtus Investment Partners, Inc.	24,209	2,250,953
Waddell & Reed Financial, Inc., Class A	232,658	3,033,860
Western Asset Mortgage Capital Corp.	174,763	346,031
Westwood Holdings Group, Inc.	26,094	462,647
WisdomTree Investments, Inc.	386,898	1,156,825
World Acceptance Corp. *	18,357	1,220,740
		326,652,525

Energy 1.7%
Altus Midstream Co., Class A *	167,511	115,583
Antero Midstream Corp.	974,902	4,660,032
Antero Resources Corp. *	665,266	1,989,145
Apergy Corp. *(a)	254,809	2,311,118
Arch Resources, Inc.	49,802	1,641,474
Archrock, Inc.	422,165	2,680,748
Berry Corp.	132,661	562,483
Bonanza Creek Energy, Inc. *	61,495	1,039,265
Brigham Minerals, Inc., Class A	92,269	1,222,564
Cactus, Inc., Class A	155,212	2,961,445
California Resources Corp. *(a)	160,749	213,796
Callon Petroleum Co. *(a)	1,289,346	862,186
Centennial Resource Development, Inc., Class A *	654,876	661,425
Chesapeake Energy Corp. *(a)	19,315	251,288
Clean Energy Fuels Corp. *	448,828	938,051
CNX Resources Corp. *	614,972	6,266,565
Comstock Resources, Inc. *	182,484	978,114
CONSOL Energy, Inc. *	85,280	580,757

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Core Laboratories N.V.	146,806	2,968,417
Covia Holdings Corp. *(a)	103,767	52,091
CVR Energy, Inc.	95,291	1,943,936
Delek US Holdings, Inc.	245,586	4,830,677
Denbury Resources, Inc. *(a)	1,625,905	346,318
DMC Global, Inc.	47,944	1,368,801
Dorian LPG Ltd. *	95,658	786,309
Dril-Quip, Inc. *	119,405	3,628,718
EQT Corp.	842,098	11,233,587
Equitrans Midstream Corp.	679,081	5,493,765
Era Group, Inc. *	64,758	324,438
Evolution Petroleum Corp.	85,211	207,915
Exterran Corp. *	94,168	604,559
Extraction Oil & Gas, Inc. *	252,178	73,132
Falcon Minerals Corp.	124,630	310,329
Forum Energy Technologies, Inc. *(a)	257,932	74,800
Frank's International N.V. *	330,145	742,826
FTS International, Inc. *(a)	5,634	34,593
Geospace Technologies Corp. *	43,847	345,514
Green Plains, Inc. *	112,206	959,361
Gulfport Energy Corp. *	488,729	737,981
Helix Energy Solutions Group, Inc. *	467,701	1,571,475
HighPoint Resources Corp. *(a)	393,133	94,352
International Seaways, Inc.	82,624	1,873,912
KLX Energy Services Holdings, Inc. *(a)	68,973	102,080
Kosmos Energy Ltd.	1,201,998	2,187,636
Laredo Petroleum, Inc. *	592,327	502,589
Liberty Oilfield Services, Inc., Class A	172,022	885,913
Magnolia Oil & Gas Corp., Class A *	337,287	1,871,943
Mammoth Energy Services, Inc. *(a)	42,978	54,152
Matador Resources Co. *	360,337	2,825,042
Matrix Service Co. *	89,027	981,078
Murphy Oil Corp.	491,010	5,867,569
Nabors Industries Ltd. (a)	22,187	822,250
NACCO Industries, Inc., Class A	13,416	352,572
Natural Gas Services Group, Inc. *	37,863	237,022
Newpark Resources, Inc. *	295,740	597,395
NextDecade Corp. *	21,783	32,892
NexTier Oilfield Solutions, Inc. *	522,587	1,515,502
Nine Energy Service, Inc. *(a)	52,347	106,264
Noble Corp. plc *(a)	818,639	106,423
Northern Oil & Gas, Inc. *	765,584	596,620
Oasis Petroleum, Inc. *	950,392	437,751
Oceaneering International, Inc. *	327,734	2,104,052
Oil States International, Inc. *	198,583	841,992
Overseas Shipholding Group, Inc., Class A *	197,334	436,108
Par Pacific Holdings, Inc. *	122,364	1,136,762
Patterson-UTI Energy, Inc.	642,273	2,369,987
PBF Energy, Inc., Class A	337,774	3,587,160
PDC Energy, Inc. *	320,731	3,906,504
Peabody Energy Corp.	237,735	748,865
Penn Virginia Corp. *	44,069	386,926
ProPetro Holding Corp. *	270,173	1,337,356
QEP Resources, Inc.	796,159	679,601
Range Resources Corp.	685,028	4,103,318
Renewable Energy Group, Inc. *	128,913	3,667,575
REX American Resources Corp. *	18,364	1,077,049
RigNet, Inc. *	39,375	38,599
Ring Energy, Inc. *(a)	189,394	225,379
RPC, Inc. *	169,278	538,304
SandRidge Energy, Inc. *	97,520	154,082
SEACOR Holdings, Inc. *	58,428	1,565,870
SEACOR Marine Holdings, Inc. *	64,311	99,682
Select Energy Services, Inc., Class A *	205,530	1,220,848
SM Energy Co.	353,979	1,246,006
Southwestern Energy Co. *	1,791,090	5,391,181
Talos Energy, Inc. *	65,831	799,847
Tellurian, Inc. *(a)	302,252	302,222
Security	Number of Shares	Value ($)
TETRA Technologies, Inc. *	409,516	135,140
Tidewater, Inc. *	129,923	619,733
Transocean Ltd. *(a)	1,890,647	2,514,561
U.S. Well Services, Inc. *	55,916	26,359
US Silica Holdings, Inc.	241,635	712,823
Valaris plc *	652,561	218,543
W&T Offshore, Inc. *	304,941	795,896
World Fuel Services Corp.	215,727	5,496,724
		139,111,592

Food & Staples Retailing 1.1%
BJ's Wholesale Club Holdings, Inc. *	403,256	14,517,216
Casey's General Stores, Inc.	121,287	19,373,172
Grocery Outlet Holding Corp. *	204,895	7,542,185
Ingles Markets, Inc., Class A	46,989	2,002,201
Natural Grocers by Vitamin Cottage, Inc.	26,639	383,602
Performance Food Group Co. *	430,302	11,467,548
PriceSmart, Inc.	73,486	3,996,169
Rite Aid Corp. *	180,886	2,375,033
SpartanNash Co.	119,262	2,553,399
Sprouts Farmers Market, Inc. *	389,343	9,784,190
The Andersons, Inc.	105,969	1,373,358
The Chefs' Warehouse, Inc. *	84,265	1,247,122
United Natural Foods, Inc. *	176,328	3,456,029
Village Super Market, Inc., Class A	27,764	664,393
Weis Markets, Inc.	53,877	3,002,565
		83,738,182

Food, Beverage & Tobacco 1.9%
Alico, Inc.	12,528	402,024
B&G Foods, Inc. (a)	211,913	4,920,620
Cal-Maine Foods, Inc. *	100,136	4,462,060
Calavo Growers, Inc.	54,096	3,165,157
Coca-Cola Consolidated, Inc.	15,336	3,733,242
Darling Ingredients, Inc. *	538,908	12,561,946
Farmer Bros Co. *	48,859	376,703
Flowers Foods, Inc.	633,680	14,948,511
Fresh Del Monte Produce, Inc.	100,201	2,494,003
Freshpet, Inc. *	112,258	8,664,072
Hostess Brands, Inc. *	398,614	4,813,264
J&J Snack Foods Corp.	49,080	6,313,160
John B Sanfilippo & Son, Inc.	28,944	2,516,391
Lancaster Colony Corp.	65,287	10,018,943
Landec Corp. *	95,689	1,021,002
Limoneira Co.	50,817	678,915
MGP Ingredients, Inc.	43,540	1,633,185
National Beverage Corp. *(a)	38,490	2,193,160
Sanderson Farms, Inc.	64,994	8,580,508
Seaboard Corp.	844	2,481,360
Seneca Foods Corp., Class A *	25,493	929,730
Simply Good Foods Co. *	269,652	4,592,174
The Boston Beer Co., Inc., Class A *	30,382	17,157,627
The Hain Celestial Group, Inc. *	264,589	8,329,262
Tootsie Roll Industries, Inc.	57,419	2,045,265
TreeHouse Foods, Inc. *	185,026	9,752,720
Turning Point Brands, Inc.	28,268	678,149
Universal Corp.	82,016	3,613,625
Vector Group Ltd.	381,083	4,355,779
		147,432,557

Health Care Equipment & Services 6.8%
Acadia Healthcare Co., Inc. *	291,419	8,337,498
Accelerate Diagnostics, Inc. *(a)	87,265	728,663
Accuray, Inc. *	297,054	623,813
Addus HomeCare Corp. *	44,575	4,411,142
Allscripts Healthcare Solutions, Inc. *	536,288	3,389,340

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Amedisys, Inc. *	106,312	20,417,220
American Renal Associates Holdings, Inc. *	47,781	295,764
AMN Healthcare Services, Inc. *	153,942	6,828,867
AngioDynamics, Inc. *	124,436	1,270,492
Antares Pharma, Inc. *	492,437	1,413,294
Apollo Medical Holdings, Inc. *	79,563	1,502,945
AtriCure, Inc. *	143,245	6,848,543
Atrion Corp.	4,711	3,024,415
Avanos Medical, Inc. *	158,598	4,608,858
AxoGen, Inc. *	117,012	1,135,016
Axonics Modulation Technologies, Inc. *	49,574	1,817,879
BioTelemetry, Inc. *	112,408	5,303,409
Brookdale Senior Living, Inc. *	612,217	2,240,714
Cantel Medical Corp.	123,311	5,188,927
Capital Senior Living Corp. *	98,629	65,095
Cardiovascular Systems, Inc. *	116,233	4,500,542
Castlight Health, Inc., Class B *	281,892	222,046
Cerus Corp. *	534,075	3,321,946
Change Healthcare, Inc. *	725,442	9,053,516
Community Health Systems, Inc. *	387,605	1,220,956
Computer Programs & Systems, Inc.	41,512	918,245
CONMED Corp.	93,543	6,866,992
CorVel Corp. *	29,682	2,015,111
Covetrus, Inc. *	322,763	4,931,819
CryoLife, Inc. *	123,362	2,804,018
CryoPort, Inc. *(a)	123,710	3,039,555
Envista Holdings Corp. *	522,955	11,055,269
Enzo Biochem, Inc. *	123,427	351,767
Evolent Health, Inc., Class A *	249,959	2,219,636
GenMark Diagnostics, Inc. *	182,073	1,727,873
Glaukos Corp. *	128,417	5,005,695
Globus Medical, Inc., Class A *	254,000	13,881,100
Hanger, Inc. *	122,983	2,257,968
Health Catalyst, Inc. *	23,810	646,203
HealthEquity, Inc. *	233,811	14,489,268
HealthStream, Inc. *	83,884	1,910,878
Heska Corp. *	23,287	2,047,626
HMS Holdings Corp. *	290,917	9,088,247
ICU Medical, Inc. *	63,371	12,650,119
Inogen, Inc. *	59,767	2,271,146
Inovalon Holdings, Inc., Class A *	249,272	4,691,299
Inspire Medical Systems, Inc. *	48,543	3,958,196
Integer Holdings Corp. *	107,555	8,516,205
Integra LifeSciences Holdings Corp. *	235,176	12,255,021
Invacare Corp.	108,583	668,871
iRhythm Technologies, Inc. *	87,209	10,840,951
Lantheus Holdings, Inc. *	128,698	1,767,024
LeMaitre Vascular, Inc.	54,186	1,457,062
LHC Group, Inc. *	97,631	15,866,014
LivaNova plc *	159,844	8,550,056
Livongo Health, Inc. *	43,689	2,618,282
Magellan Health, Inc. *	71,741	5,379,858
MEDNAX, Inc. *	277,644	4,311,811
Meridian Bioscience, Inc. *	140,156	2,166,812
Merit Medical Systems, Inc. *	181,738	8,176,393
Mesa Laboratories, Inc.	13,247	3,500,520
National HealthCare Corp.	38,009	2,549,264
National Research Corp.	39,509	2,240,950
Natus Medical, Inc. *	112,374	2,404,804
Neogen Corp. *	172,778	12,305,249
Nevro Corp. *	102,310	12,850,136
NextGen Healthcare, Inc. *	159,354	1,644,533
NuVasive, Inc. *	171,652	10,402,111
Omnicell, Inc. *	138,473	9,265,228
Option Care Health, Inc. *	109,571	1,665,479
OraSure Technologies, Inc. *	204,092	2,967,498
Orthofix Medical, Inc. *	62,605	2,133,578
Owens & Minor, Inc.	206,700	1,639,131
Security	Number of Shares	Value ($)
Patterson Cos., Inc.	284,770	5,607,121
Penumbra, Inc. *	105,890	18,257,554
PetIQ, Inc. *	61,207	1,877,831
Phreesia, Inc. *	52,918	1,551,556
Premier, Inc., Class A *	218,039	7,585,577
Progyny, Inc. *	32,500	811,200
Quidel Corp. *	124,952	21,866,600
R1 RCM, Inc. *	336,147	3,566,520
RadNet, Inc. *	137,985	2,351,264
SeaSpine Holdings Corp. *	74,692	795,470
Select Medical Holdings Corp. *	353,141	5,699,696
Senseonics Holdings, Inc. *	450,405	210,204
Shockwave Medical, Inc. *	28,543	1,256,177
SI-BONE, Inc. *	64,608	1,129,994
Silk Road Medical, Inc. *	43,403	1,661,033
Simulations Plus, Inc.	39,853	2,019,352
SmileDirectClub, Inc. *(a)	189,894	1,483,072
STAAR Surgical Co. *	95,734	3,714,479
Surgery Partners, Inc. *	64,455	864,019
Surmodics, Inc. *	44,569	1,648,162
Tabula Rasa HealthCare, Inc. *	64,482	3,445,273
Tactile Systems Technology, Inc. *	62,963	3,050,557
Tandem Diabetes Care, Inc. *	185,249	15,403,454
Teladoc Health, Inc. *	238,636	41,536,982
Tenet Healthcare Corp. *	342,069	7,443,421
The Ensign Group, Inc.	165,424	7,232,337
The Pennant Group, Inc. *	86,282	2,199,328
The Providence Service Corp. *	37,813	3,043,946
Tivity Health, Inc. *	144,532	1,539,266
TransEnterix, Inc. *	127,043	53,777
TransMedics Group, Inc. *	20,317	268,388
Triple-S Management Corp., Class B *	80,905	1,610,010
US Physical Therapy, Inc.	42,009	3,114,547
Varex Imaging Corp. *	126,190	2,367,324
ViewRay, Inc. *	339,779	594,613
Vocera Communications, Inc. *	103,446	2,030,645
Wright Medical Group N.V. *	418,331	12,361,681
		545,994,201

Household & Personal Products 0.7%
BellRing Brands, Inc., Class A *	129,324	2,596,826
Central Garden & Pet Co. *	32,281	1,184,390
Central Garden & Pet Co., Class A *	132,874	4,552,263
Edgewell Personal Care Co. *	179,348	5,455,766
elf Beauty, Inc. *	86,663	1,485,404
Energizer Holdings, Inc.	212,044	9,304,491
Inter Parfums, Inc.	58,290	2,705,239
Medifast, Inc. (a)	38,234	3,912,868
Nu Skin Enterprises, Inc., Class A	183,209	6,811,711
Revlon, Inc., Class A *(a)	23,059	236,124
Spectrum Brands Holdings, Inc.	144,008	6,814,458
USANA Health Sciences, Inc. *	41,303	3,499,190
WD-40 Co.	45,183	8,668,358
		57,227,088

Insurance 2.8%
Ambac Financial Group, Inc. *	149,615	2,007,833
American Equity Investment Life Holding Co.	300,292	6,513,333
American National Insurance Co.	30,246	2,272,987
AMERISAFE, Inc.	63,540	3,900,085
Argo Group International Holdings Ltd.	113,433	3,481,259
Assured Guaranty Ltd.	314,390	8,152,133
Benefytt Technologies, Inc. *(a)	36,189	710,390
Brighthouse Financial, Inc. *	360,083	10,698,066
BRP Group, Inc., Class A *	62,153	770,697
Citizens, Inc. *(a)	175,446	1,066,712

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CNO Financial Group, Inc.	498,954	7,159,990
Crawford & Co., Class A	55,206	332,340
Crawford & Co., Class B	33,807	194,052
Donegal Group, Inc., Class A	36,184	515,622
eHealth, Inc. *	82,084	10,705,395
Employers Holdings, Inc.	105,194	3,144,249
Enstar Group Ltd. *	48,631	6,925,054
FBL Financial Group, Inc., Class A	32,530	1,161,646
First American Financial Corp.	370,428	18,702,910
Genworth Financial, Inc., Class A *	1,661,675	5,068,109
Global Indemnity Ltd.	14,464	350,897
Goosehead Insurance, Inc., Class A *	38,705	2,320,365
Greenlight Capital Re Ltd., Class A *	93,565	677,411
Horace Mann Educators Corp.	136,071	4,969,313
Independence Holding Co.	16,515	479,761
James River Group Holdings Ltd.	100,728	3,895,152
Kemper Corp.	206,549	13,095,206
Kinsale Capital Group, Inc.	67,928	10,143,009
MBIA, Inc. *	234,223	1,658,299
Mercury General Corp.	89,756	3,610,884
National General Holdings Corp.	217,690	4,419,107
National Western Life Group, Inc., Class A	7,560	1,481,231
NI Holdings, Inc. *	30,483	456,940
Palomar Holdings, Inc. *	58,535	4,356,175
Primerica, Inc.	136,404	15,500,950
ProAssurance Corp.	177,659	2,451,694
ProSight Global, Inc. *	26,648	236,101
RLI Corp.	131,537	10,386,161
Safety Insurance Group, Inc.	48,107	3,667,678
Selective Insurance Group, Inc.	195,918	10,275,899
State Auto Financial Corp.	55,418	1,105,035
Stewart Information Services Corp.	77,785	2,397,334
The Hanover Insurance Group, Inc.	129,876	13,033,057
Third Point Reinsurance Ltd. *	264,980	1,955,552
Trupanion, Inc. *	98,372	2,962,965
United Fire Group, Inc.	70,097	1,880,702
United Insurance Holdings Corp.	68,196	534,657
Universal Insurance Holdings, Inc.	100,700	1,798,502
Watford Holdings Ltd. *	10,200	150,654
White Mountains Insurance Group Ltd.	9,962	9,120,809
		222,854,362

Materials 3.7%
AdvanSix, Inc. *	91,308	1,081,087
Alcoa Corp. *	609,666	5,615,024
Allegheny Technologies, Inc. *	414,551	3,598,303
American Vanguard Corp.	87,811	1,167,886
Balchem Corp.	106,244	10,693,459
Boise Cascade Co.	128,949	4,388,134
Cabot Corp.	187,866	6,710,574
Carpenter Technology Corp.	157,833	3,688,557
Century Aluminum Co. *	163,607	975,098
Chase Corp.	23,851	2,376,752
Clearwater Paper Corp. *	54,984	1,592,886
Cleveland-Cliffs, Inc.	1,303,809	6,805,883
Coeur Mining, Inc. *	792,073	4,554,420
Commercial Metals Co.	391,382	6,716,115
Compass Minerals International, Inc.	112,068	5,399,436
Contura Energy, Inc. *	62,962	241,774
Domtar Corp.	189,489	3,865,576
Eagle Materials, Inc.	137,285	9,165,147
Element Solutions, Inc. *	727,561	7,923,139
Ferro Corp. *	271,565	3,264,211
Forterra, Inc. *	61,891	545,879
FutureFuel Corp.	84,718	1,108,111
GCP Applied Technologies, Inc. *	177,912	3,583,148
Graphic Packaging Holding Co.	956,588	13,841,828
Greif, Inc., Class A	84,773	2,880,587
Security	Number of Shares	Value ($)
Greif, Inc., Class B	21,999	843,442
H.B. Fuller Co.	168,306	6,331,672
Hawkins, Inc.	31,126	1,335,305
Haynes International, Inc.	41,361	944,272
Hecla Mining Co.	1,719,423	5,708,484
Ingevity Corp. *	137,870	7,261,613
Innospec, Inc.	80,761	6,225,865
Kaiser Aluminum Corp.	52,315	3,753,601
Koppers Holdings, Inc. *	68,328	1,132,195
Kraton Corp. *	104,043	1,586,656
Kronos Worldwide, Inc.	72,116	703,852
Livent Corp. *	482,962	3,255,164
Loop Industries, Inc. *(a)	49,828	427,524
Louisiana-Pacific Corp.	387,143	9,140,446
LSB Industries, Inc. *(a)	99,948	107,944
Materion Corp.	67,027	3,518,917
McEwen Mining, Inc. *(a)	1,035,774	936,133
Mercer International, Inc.	131,428	1,060,624
Minerals Technologies, Inc.	114,849	5,663,204
Myers Industries, Inc.	116,514	1,585,756
Neenah, Inc.	55,439	2,802,996
O-I Glass, Inc.	512,556	3,926,179
Olin Corp.	525,068	6,316,568
P.H. Glatfelter Co.	145,021	2,234,774
PolyOne Corp.	297,414	7,369,919
PQ Group Holdings, Inc. *	125,506	1,575,100
Quaker Chemical Corp.	42,604	7,278,893
Ramaco Resources, Inc. *	30,550	82,791
Rayonier Advanced Materials, Inc.	161,361	350,153
Resolute Forest Products, Inc. *	293,026	545,028
Schnitzer Steel Industries, Inc., Class A	87,139	1,368,082
Schweitzer-Mauduit International, Inc.	102,175	3,105,098
Sensient Technologies Corp.	139,598	6,996,652
Silgan Holdings, Inc.	255,841	8,555,323
Stepan Co.	66,153	6,427,425
Summit Materials, Inc., Class A *	370,156	5,622,670
SunCoke Energy, Inc.	286,688	977,606
The Chemours Co.	539,295	7,070,157
The Scotts Miracle-Gro Co.	130,633	18,624,347
TimkenSteel Corp. *	130,621	457,174
Tredegar Corp.	81,044	1,240,784
Trinseo S.A.	128,922	2,653,215
Tronox Holdings plc, Class A	307,986	2,045,027
United States Lime & Minerals, Inc.	6,874	509,776
United States Steel Corp. (a)	562,605	4,523,344
US Concrete, Inc. *	52,614	1,097,528
Valhi, Inc. (a)	122,476	96,009
Valvoline, Inc.	621,284	11,400,561
Venator Materials plc *	152,839	200,219
Verso Corp., Class A *	115,532	1,661,350
Warrior Met Coal, Inc.	169,204	2,382,392
Worthington Industries, Inc.	121,531	3,636,208
		296,439,031

Media & Entertainment 2.4%
AMC Entertainment Holdings, Inc., Class A (a)	170,893	876,681
AMC Networks, Inc., Class A *	145,748	4,120,296
ANGI Homeservices, Inc., Class A *(a)	231,764	2,514,639
Cardlytics, Inc. *	65,511	4,460,644
Cargurus, Inc. *	235,475	6,117,641
Cars.com, Inc. *	220,465	1,360,269
Central European Media Enterprises Ltd., Class A *	304,578	1,218,312
Cinemark Holdings, Inc.	351,192	5,278,416
Clear Channel Outdoor Holdings, Inc. *	1,187,559	1,146,944
Emerald Holding, Inc.	80,268	178,195
Entercom Communications Corp., Class A	383,821	640,981

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Entravision Communications Corp., Class A	199,465	299,198
Eventbrite, Inc., Class A *	119,214	1,027,625
Gannett Co., Inc.	431,399	565,133
Glu Mobile, Inc. *	378,186	3,774,296
Gray Television, Inc. *	283,856	3,956,953
Hemisphere Media Group, Inc. *	58,272	571,066
iHeartMedia, Inc. Class A *	190,468	1,657,072
John Wiley & Sons, Inc., Class A	147,713	5,938,063
Liberty Media Corp. - Liberty Braves, Class A *	30,560	690,350
Liberty Media Corp. - Liberty Braves, Class C *	115,344	2,531,801
Liberty TripAdvisor Holdings, Inc., Class A *	236,962	562,785
Lions Gate Entertainment Corp., Class A *	180,820	1,441,135
Lions Gate Entertainment Corp., Class B *	358,987	2,703,172
Loral Space & Communications, Inc.	42,056	791,914
Madison Square Garden Entertainment Corp. *	56,805	4,500,660
Madison Square Garden Sports C *	56,756	9,684,276
Match Group, Inc. *(a)	177,779	15,829,442
Meredith Corp.	132,707	1,982,643
MSG Networks, Inc., Class A *	154,047	1,907,102
National CineMedia, Inc.	202,253	556,196
Nexstar Media Group, Inc., Class A	152,059	12,668,035
Pinterest, Inc., Class A *	335,660	6,810,541
QuinStreet, Inc. *	151,457	1,535,774
Scholastic Corp.	101,150	2,973,810
Sciplay Corp., Class A *	75,766	1,062,239
Sinclair Broadcast Group, Inc., Class A	221,222	4,134,639
TechTarget, Inc. *	75,510	2,075,770
TEGNA, Inc.	715,811	8,389,305
The E.W. Scripps Co., Class A	178,832	1,550,473
The Marcus Corp.	76,382	1,029,629
The New York Times Co., Class A	473,862	18,589,606
Tribune Publishing Co.	56,383	535,639
TrueCar, Inc. *	310,745	839,012
WideOpenWest, Inc. *	77,594	505,137
World Wrestling Entertainment, Inc., Class A	156,523	7,242,319
Yelp, Inc. *	211,397	4,595,771
Zynga, Inc., Class A *	3,118,599	28,535,181
		191,956,780

Pharmaceuticals, Biotechnology & Life Sciences 10.8%
10X Genomics, Inc., Class A *	37,872	2,952,880
89bio, Inc. *(a)	19,397	499,667
ACADIA Pharmaceuticals, Inc. *	370,719	18,417,320
Acceleron Pharma, Inc. *	150,512	14,875,101
Acorda Therapeutics, Inc. *(a)	157,766	117,946
Adaptive Biotechnologies Corp. *	74,108	2,867,980
Adverum Biotechnologies, Inc. *	199,501	4,115,706
Aerie Pharmaceuticals, Inc. *	137,556	1,929,911
Agenus, Inc. *	342,395	1,277,133
Agios Pharmaceuticals, Inc. *	194,627	10,070,001
Aimmune Therapeutics, Inc. *	135,324	2,247,732
Akcea Therapeutics, Inc. *(a)	56,553	842,640
Akebia Therapeutics, Inc. *	392,146	4,564,579
Akero Therapeutics, Inc. *	19,511	495,970
Alector, Inc. *	122,800	4,015,560
Alkermes plc *	518,930	8,489,695
Allakos, Inc. *	80,207	5,213,455
Allogene Therapeutics, Inc. *	168,802	8,129,504
AMAG Pharmaceuticals, Inc. *	110,796	854,237
Amicus Therapeutics, Inc. *	839,884	10,477,553
Amneal Pharmaceuticals, Inc. *	362,669	1,766,198
Security	Number of Shares	Value ($)
Amphastar Pharmaceuticals, Inc. *	112,967	2,105,705
AnaptysBio, Inc. *	80,052	1,527,392
ANI Pharmaceuticals, Inc. *	30,519	947,920
Anika Therapeutics, Inc. *	46,945	1,574,066
Apellis Pharmaceuticals, Inc. *	167,448	5,641,323
Aprea Therapeutics, Inc. *	20,013	537,549
Arcus Biosciences, Inc. *	97,999	3,072,269
Arena Pharmaceuticals, Inc. *	183,372	10,960,144
Arrowhead Pharmaceuticals, Inc. *	330,050	10,640,812
Arvinas, Inc. *	50,200	1,670,154
Assembly Biosciences, Inc. *	95,617	1,863,575
Assertio Holdings, Inc. *	220,384	217,431
Atara Biotherapeutics, Inc. *	193,747	2,228,090
Athenex, Inc. *	161,131	1,751,494
Avrobio, Inc. *	83,597	1,690,331
Axsome Therapeutics, Inc. *	87,841	6,762,000
BioCryst Pharmaceuticals, Inc. *	433,216	1,947,306
Biohaven Pharmaceutical Holding Co., Ltd. *	142,987	8,932,398
Blueprint Medicines Corp. *	177,735	11,577,658
Bridgebio Pharma, Inc. *	69,541	2,039,638
Bruker Corp.	335,041	14,500,574
Cara Therapeutics, Inc. *	138,778	2,202,407
CareDx, Inc. *	124,523	3,999,679
CASI Pharmaceuticals, Inc. *	151,016	398,682
Catalyst Pharmaceuticals, Inc. *	313,264	1,350,168
Charles River Laboratories International, Inc. *	160,998	28,924,901
Chimerix, Inc. *	157,660	491,899
Clovis Oncology, Inc. *(a)	240,388	1,663,485
Codexis, Inc. *	162,140	2,013,779
Coherus Biosciences, Inc. *	199,322	3,715,362
Corcept Therapeutics, Inc. *	340,126	5,149,508
Cortexyme, Inc. *(a)	16,492	760,116
Crinetics Pharmaceuticals, Inc. *	25,416	415,297
Cyclerion Therapeutics, Inc. *	53,381	212,456
Cymabay Therapeutics, Inc. *	209,796	777,294
Cytokinetics, Inc. *	195,439	4,047,542
CytomX Therapeutics, Inc. *	149,680	1,326,165
Deciphera Pharmaceuticals, Inc. *	64,685	3,788,600
Denali Therapeutics, Inc. *	243,194	6,768,089
Dicerna Pharmaceuticals, Inc. *	189,418	4,085,746
Dynavax Technologies Corp. *	279,530	1,710,724
Eagle Pharmaceuticals, Inc. *	33,162	1,699,884
Editas Medicine, Inc. *	180,666	4,890,629
Eidos Therapeutics, Inc. *	17,658	863,653
Eloxx Pharmaceuticals, Inc. *	81,308	275,634
Emergent BioSolutions, Inc. *	144,793	12,088,768
Enanta Pharmaceuticals, Inc. *	52,856	2,721,555
Endo International plc *	664,048	2,563,225
Epizyme, Inc. *	252,472	4,430,884
Esperion Therapeutics, Inc. *(a)	82,787	3,507,685
Evelo Biosciences, Inc. *(a)	38,876	169,888
Fate Therapeutics, Inc. *	204,500	6,631,935
FibroGen, Inc. *	258,942	8,659,020
Five Prime Therapeutics, Inc. *	109,957	582,772
Flexion Therapeutics, Inc. *	110,633	1,264,535
Frequency Therapeutics, Inc. *(a)	19,442	360,844
G1 Therapeutics, Inc. *	91,101	1,545,984
Geron Corp. *	663,534	1,068,290
Global Blood Therapeutics, Inc. *	198,824	13,901,774
Gossamer Bio, Inc. *	123,042	1,494,960
Gritstone Oncology, Inc. *	59,787	386,224
Halozyme Therapeutics, Inc. *	378,667	9,190,248
Harpoon Therapeutics, Inc. *	21,951	477,654
Heron Therapeutics, Inc. *	255,198	4,649,708
Homology Medicines, Inc. *	79,316	1,129,460
Horizon Therapeutics plc *	617,466	31,324,050
IGM Biosciences, Inc. *(a)	38,946	2,522,922

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ImmunoGen, Inc. *	571,186	2,673,150
Immunomedics, Inc. *	655,478	22,017,506
Innoviva, Inc. *	220,788	3,084,408
Inovio Pharmaceuticals, Inc. *(a)	451,076	6,653,371
Insmed, Inc. *	326,462	7,929,762
Intellia Therapeutics, Inc. *(a)	128,396	2,248,214
Intercept Pharmaceuticals, Inc. *	83,109	6,005,456
Intersect ENT, Inc. *	103,315	1,151,962
Intra-Cellular Therapies, Inc. *	179,003	3,737,583
Invitae Corp. *	350,945	5,902,895
Iovance Biotherapeutics, Inc. *	383,011	12,290,823
Ironwood Pharmaceuticals, Inc. *	518,414	5,044,168
Jounce Therapeutics, Inc. *	53,741	289,664
Kaleido Biosciences, Inc. *(a)	17,138	123,736
Karuna Therapeutics, Inc. *	34,406	3,229,347
Karyopharm Therapeutics, Inc. *	208,002	3,845,957
Kodiak Sciences, Inc. *	79,268	5,121,505
Krystal Biotech, Inc. *	36,598	1,881,503
Kura Oncology, Inc. *	131,284	2,243,644
La Jolla Pharmaceutical Co. *	67,314	317,722
Lannett Co., Inc. *	109,987	841,401
Lexicon Pharmaceuticals, Inc. *(a)	136,257	260,251
Ligand Pharmaceuticals, Inc. *(a)	54,361	5,521,447
Luminex Corp.	138,636	4,319,898
MacroGenics, Inc. *	160,388	3,085,865
Madrigal Pharmaceuticals, Inc. *	30,918	3,587,106
Mallinckrodt plc *(a)	275,766	777,660
MannKind Corp. *(a)	636,385	960,941
Medpace Holdings, Inc. *	90,451	8,395,662
Mirati Therapeutics, Inc. *	120,436	11,946,047
Moderna, Inc. *	974,482	59,930,643
Momenta Pharmaceuticals, Inc. *	374,303	11,783,058
Morphic Holding, Inc. *	19,824	411,943
MyoKardia, Inc. *	169,698	17,358,408
Myriad Genetics, Inc. *	244,179	3,547,921
NanoString Technologies, Inc. *	111,210	3,395,241
NantKwest, Inc. *(a)	108,006	727,960
Natera, Inc. *	214,624	9,411,262
Nektar Therapeutics *	579,858	12,582,919
NeoGenomics, Inc. *	344,097	9,183,949
NextCure, Inc. *	31,127	971,474
NGM Biopharmaceuticals, Inc. *	22,363	441,222
Novavax, Inc. *	169,561	7,806,588
Odonate Therapeutics, Inc. *	38,042	1,242,832
Omeros Corp. *(a)	166,285	2,474,321
OPKO Health, Inc. *(a)	1,355,419	3,090,355
Optinose, Inc. *	81,876	353,704
Organogenesis Holdings, Inc. *	75,311	311,034
Osmotica Pharmaceuticals plc *	45,913	274,101
Pacific Biosciences of California, Inc. *	464,568	1,635,279
Pacira BioSciences, Inc. *	137,822	6,057,277
Paratek Pharmaceuticals, Inc. *	126,458	561,474
PDL BioPharma, Inc. *	406,932	1,330,668
Personalis, Inc. *	27,393	324,333
Phathom Pharmaceuticals, Inc. *	36,472	1,542,036
Phibro Animal Health Corp., Class A	66,740	1,748,588
Portola Pharmaceuticals, Inc. *	231,623	4,157,633
Precigen, Inc. *(a)	237,365	522,203
Precision BioSciences, Inc. *	27,370	191,864
Prestige Consumer Healthcare, Inc. *	165,943	7,002,795
Principia Biopharma, Inc. *	61,545	3,932,110
Progenics Pharmaceuticals, Inc. *	282,119	1,197,595
Prothena Corp. plc *	123,081	1,312,043
PTC Therapeutics, Inc. *	203,342	10,311,473
Puma Biotechnology, Inc. *	111,068	1,134,004
Quanterix Corp. *	44,698	1,233,218
Radius Health, Inc. *	137,609	1,742,130
RAPT Therapeutics, Inc. *	20,172	368,744
Reata Pharmaceuticals, Inc., Class A *	84,176	12,232,456
Security	Number of Shares	Value ($)
REGENXBIO, Inc. *	103,696	3,905,191
Relmada Therapeutics, Inc. *(a)	43,293	2,087,156
Repligen Corp. *	154,446	20,227,793
resTORbio, Inc. *	51,227	111,163
Retrophin, Inc. *	142,091	2,228,697
Revance Therapeutics, Inc. *	157,422	3,290,120
Rhythm Pharmaceuticals, Inc. *	99,944	1,937,914
Rocket Pharmaceuticals, Inc. *	113,986	2,144,077
Rubius Therapeutics, Inc. *(a)	109,586	706,830
Sangamo Therapeutics, Inc. *	380,973	4,263,088
Satsuma Pharmaceuticals, Inc. *	19,054	499,215
Seres Therapeutics, Inc. *	162,711	893,283
SIGA Technologies, Inc. *	175,172	1,049,280
Solid Biosciences, Inc. *(a)	48,719	143,721
Spectrum Pharmaceuticals, Inc. *	372,741	1,095,859
SpringWorks Therapeutics, Inc. *	29,730	1,131,821
Stemline Therapeutics, Inc. *	152,272	1,808,991
Stoke Therapeutics, Inc. *	26,675	737,831
Supernus Pharmaceuticals, Inc. *	172,906	4,170,493
Syros Pharmaceuticals, Inc. *	109,964	1,076,548
TCR2 Therapeutics, Inc. *	46,090	465,509
TG Therapeutics, Inc. *	319,593	5,960,409
TherapeuticsMD, Inc. *(a)	727,332	821,885
Theravance Biopharma, Inc. *	155,582	3,928,445
Tricida, Inc. *	88,759	2,384,067
Turning Point Therapeutics, Inc. *	65,326	4,523,825
Twist Bioscience Corp. *	94,843	3,599,292
Ultragenyx Pharmaceutical, Inc. *	179,010	12,255,025
United Therapeutics Corp. *	144,684	17,065,478
UNITY Biotechnology, Inc. *	83,086	679,643
Vanda Pharmaceuticals, Inc. *	175,743	2,059,708
Veracyte, Inc. *	146,902	3,663,736
Vericel Corp. *	147,419	2,119,885
Viela Bio, Inc. *	39,583	1,856,443
Voyager Therapeutics, Inc. *	82,356	996,508
WaVe Life Sciences Ltd. *(a)	57,869	589,106
Xencor, Inc. *	163,205	4,936,951
Y-mAbs Therapeutics, Inc. *	56,109	2,142,242
ZIOPHARM Oncology, Inc. *	622,812	1,843,524
Zogenix, Inc. *	166,928	4,862,613
		858,201,558

Real Estate 7.0%
Acadia Realty Trust	286,496	3,360,598
Agree Realty Corp.	158,181	9,929,021
Alexander & Baldwin, Inc.	223,379	2,548,754
Alexander's, Inc.	6,851	1,780,164
Altisource Portfolio Solutions S.A. *	30,497	433,972
American Assets Trust, Inc.	158,138	4,138,471
American Finance Trust, Inc.	351,780	2,575,030
Apple Hospitality REIT, Inc.	693,853	7,084,239
Armada Hoffler Properties, Inc.	182,971	1,577,210
Ashford Hospitality Trust, Inc.	278,677	192,287
Braemar Hotels & Resorts, Inc.	98,417	334,618
Brandywine Realty Trust	578,866	5,586,057
CareTrust REIT, Inc.	314,125	5,852,149
CBL & Associates Properties, Inc. *	589,312	177,029
Cedar Realty Trust, Inc.	282,607	210,401
Chatham Lodging Trust	155,209	1,047,661
CIM Commercial Trust Corp.	5,070	50,193
City Office REIT, Inc.	180,672	1,676,636
Colony Capital, Inc.	1,611,523	3,239,161
Columbia Property Trust, Inc.	385,104	4,902,374
Community Healthcare Trust, Inc.	66,862	2,435,114
CoreCivic, Inc.	391,965	4,715,339
CorEnergy Infrastructure Trust, Inc.	39,948	399,480
CorePoint Lodging, Inc.	128,988	510,792
CoreSite Realty Corp.	132,838	16,580,839

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Corporate Office Properties Trust	369,614	9,229,262
Cousins Properties, Inc.	483,673	15,051,904
DiamondRock Hospitality Co.	659,744	3,951,867
Diversified Healthcare Trust	786,929	2,817,206
Easterly Government Properties, Inc.	243,775	6,111,439
EastGroup Properties, Inc.	126,590	14,716,087
Empire State Realty Trust, Inc., Class A	492,478	3,265,129
EPR Properties	258,582	8,163,434
Equity Commonwealth	401,417	13,527,753
Essential Properties Realty Trust, Inc.	290,623	3,964,098
eXp World Holdings, Inc. *(a)	76,001	812,451
First Industrial Realty Trust, Inc.	418,464	15,851,416
Forestar Group, Inc. *	52,339	793,983
Four Corners Property Trust, Inc.	227,990	4,929,144
Franklin Street Properties Corp.	353,882	1,889,730
Front Yard Residential Corp.	160,793	1,205,948
FRP Holdings, Inc. *	22,328	883,072
Getty Realty Corp.	113,383	3,018,255
Gladstone Commercial Corp.	112,477	2,015,588
Global Net Lease, Inc.	295,961	4,152,333
Healthcare Realty Trust, Inc.	440,880	13,535,016
Hersha Hospitality Trust	119,886	604,225
Hudson Pacific Properties, Inc.	510,774	12,345,408
Independence Realty Trust, Inc.	300,224	2,969,215
Industrial Logistics Properties Trust	214,263	4,017,431
Innovative Industrial Properties, Inc.	56,411	4,609,907
Investors Real Estate Trust	38,439	2,725,325
iStar, Inc.	248,004	2,710,684
Kennedy-Wilson Holdings, Inc.	408,368	5,725,319
Kite Realty Group Trust	277,845	2,695,096
Lexington Realty Trust	818,602	7,956,811
Life Storage, Inc.	153,766	14,989,110
LTC Properties, Inc.	131,517	4,841,141
Mack-Cali Realty Corp.	298,921	4,546,588
Marcus & Millichap, Inc. *	77,118	2,126,143
Monmouth Real Estate Investment Corp., Class A	320,101	4,154,911
National Health Investors, Inc.	144,902	8,040,612
National Storage Affiliates Trust	195,701	5,872,987
New Senior Investment Group, Inc.	273,212	792,315
Newmark Group, Inc., Class A	526,847	2,239,100
NexPoint Residential Trust, Inc.	74,381	2,378,704
Office Properties Income Trust	159,470	4,032,996
One Liberty Properties, Inc.	51,232	812,027
Outfront Media, Inc.	473,076	6,641,987
Paramount Group, Inc.	664,103	5,120,234
Pebblebrook Hotel Trust	430,081	5,874,906
Pennsylvania Real Estate Investment Trust (a)	196,298	221,817
Physicians Realty Trust	649,224	11,212,098
Piedmont Office Realty Trust, Inc., Class A	414,751	6,918,047
PotlatchDeltic Corp.	221,954	7,544,216
Preferred Apartment Communities, Inc., Class A	152,831	1,068,289
PS Business Parks, Inc.	66,084	8,831,466
QTS Realty Trust, Inc., Class A	191,304	13,123,454
Rayonier, Inc.	456,352	10,838,360
RE/MAX Holdings, Inc., Class A	58,526	1,638,143
Realogy Holdings Corp.	373,307	2,262,240
Redfin Corp. *	273,327	8,197,077
Retail Opportunity Investments Corp.	382,174	3,588,614
Retail Properties of America, Inc., Class A	700,260	3,795,409
Retail Value, Inc.	49,118	569,278
Rexford Industrial Realty, Inc.	386,226	15,371,795
RLJ Lodging Trust	560,221	5,775,879
RPT Realty	265,105	1,529,656
Ryman Hospitality Properties, Inc.	179,211	6,125,432
Sabra Health Care REIT, Inc.	675,267	9,089,094
Safehold, Inc.	43,514	2,384,132
Security	Number of Shares	Value ($)
Saul Centers, Inc.	38,466	1,168,597
Seritage Growth Properties, Class A *(a)	110,527	869,847
Service Properties Trust	544,777	3,677,245
SITE Centers Corp.	489,016	2,772,721
Spirit Realty Capital, Inc.	328,787	9,347,414
STAG Industrial, Inc.	489,758	13,174,490
Summit Hotel Properties, Inc.	348,968	2,181,050
Sunstone Hotel Investors, Inc.	741,628	6,563,408
Tanger Factory Outlet Centers, Inc. (a)	306,073	1,882,349
Taubman Centers, Inc.	201,751	8,340,386
Tejon Ranch Co. *	65,655	941,493
Terreno Realty Corp.	220,895	11,307,615
The GEO Group, Inc.	401,262	4,807,119
The Howard Hughes Corp. *	142,275	7,206,229
The RMR Group, Inc., Class A	50,624	1,364,823
The St. Joe Co. *	102,867	1,980,190
UMH Properties, Inc.	121,243	1,513,113
Uniti Group, Inc.	639,547	5,276,263
Universal Health Realty Income Trust	41,571	3,882,316
Urban Edge Properties	381,037	3,715,111
Urstadt Biddle Properties, Inc.	11,520	128,966
Urstadt Biddle Properties, Inc., Class A	98,313	1,254,474
Washington Prime Group, Inc. (a)	620,140	397,262
Washington Real Estate Investment Trust	265,803	5,829,060
Weingarten Realty Investors	398,195	7,119,727
Whitestone REIT	135,547	833,614
Xenia Hotels & Resorts, Inc.	370,763	3,336,867
		561,002,131

Retailing 3.7%
1-800-Flowers.com, Inc., Class A *	76,790	1,700,131
Aaron's, Inc.	221,125	8,161,724
Abercrombie & Fitch Co., Class A	206,869	2,403,818
America's Car-Mart, Inc. *	20,529	1,633,493
American Eagle Outfitters, Inc.	523,537	4,795,599
Asbury Automotive Group, Inc. *	63,980	4,624,474
At Home Group, Inc. *	155,297	736,108
AutoNation, Inc. *	194,373	7,673,846
Barnes & Noble Education, Inc. *	124,447	192,893
Bed Bath & Beyond, Inc. (a)	418,776	3,044,502
Big Lots, Inc.	129,107	5,002,896
Boot Barn Holdings, Inc. *	93,493	2,008,230
Caleres, Inc.	134,367	963,411
Camping World Holdings, Inc., Class A	108,194	2,291,549
Carvana Co. *	182,320	16,952,114
Chewy, Inc., Class A *	176,740	7,854,326
Chico's FAS, Inc.	398,166	537,524
Conn's, Inc. *	62,551	451,618
Core-Mark Holding Co., Inc.	150,690	4,216,306
Designer Brands, Inc., Class A	182,381	1,117,996
Dick's Sporting Goods, Inc.	209,782	7,564,739
Dillard's, Inc., Class A (a)	32,399	972,294
Duluth Holdings, Inc., Class B *(a)	38,607	175,276
Etsy, Inc. *	390,631	31,633,298
Express, Inc. *	220,803	432,774
Five Below, Inc. *	183,598	19,213,531
Floor & Decor Holdings, Inc., Class A *	230,006	11,960,312
Funko, Inc., Class A *	60,865	343,887
GameStop Corp., Class A *(a)	216,764	880,062
Genesco, Inc. *	47,202	872,765
GNC Holdings, Inc., Class A *(a)	273,010	205,959
Group 1 Automotive, Inc.	57,516	3,620,057
Groupon, Inc. *	1,470,581	1,874,991
Guess?, Inc.	140,526	1,344,834
Haverty Furniture Cos., Inc.	59,629	1,031,582
Hibbett Sports, Inc. *	58,320	1,126,742
Lands' End, Inc. *	52,178	327,678
Liquidity Services, Inc. *	88,538	505,552

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lithia Motors, Inc., Class A	74,622	8,998,667
Lumber Liquidators Holdings, Inc. *	93,712	931,497
MarineMax, Inc. *	71,122	1,353,452
Monro, Inc.	109,690	6,043,919
Murphy USA, Inc. *	95,182	11,050,630
National Vision Holdings, Inc. *	258,318	6,917,756
Nordstrom, Inc.	353,303	5,698,777
Office Depot, Inc.	1,801,150	4,448,840
Ollie's Bargain Outlet Holdings, Inc. *	180,312	16,489,532
Overstock.com, Inc. *	104,932	1,927,601
Party City Holdco, Inc. *	176,751	228,009
Penske Automotive Group, Inc.	111,348	3,981,804
PetMed Express, Inc.	66,466	2,399,423
Quotient Technology, Inc. *	244,547	1,702,047
Rent-A-Center, Inc.	162,987	4,149,649
RH *	53,780	11,664,344
Sally Beauty Holdings, Inc. *	384,830	5,018,183
Shoe Carnival, Inc.	29,103	756,387
Shutterstock, Inc.	63,340	2,401,853
Signet Jewelers Ltd. (a)	173,173	1,826,975
Sleep Number Corp. *	93,145	2,903,330
Sonic Automotive, Inc., Class A	79,665	2,093,596
Sportsman's Warehouse Holdings, Inc. *	132,636	1,481,544
Stamps.com, Inc. *	53,451	10,591,316
Stitch Fix, Inc., Class A *(a)	79,916	1,847,658
Tailored Brands, Inc. (a)	165,808	213,892
The Buckle, Inc.	92,986	1,309,243
The Cato Corp., Class A	71,725	695,732
The Children's Place, Inc. (a)	47,747	1,988,185
The Container Store Group, Inc. *	52,172	148,690
The Michaels Cos., Inc. *	251,670	971,446
The RealReal, Inc. *	51,067	684,808
The Rubicon Project, Inc. *	294,771	1,848,214
Urban Outfitters, Inc. *	233,351	3,952,966
Weyco Group, Inc.	19,595	365,839
Winmark Corp.	7,320	1,053,128
Zumiez, Inc. *	66,736	1,626,356
		292,214,179

Semiconductors & Semiconductor Equipment 3.6%
Advanced Energy Industries, Inc. *	126,132	8,429,401
Ambarella, Inc. *	103,231	5,857,327
Amkor Technology, Inc. *	349,050	3,692,949
Axcelis Technologies, Inc. *	107,219	2,878,830
Brooks Automation, Inc.	238,510	9,533,245
Cabot Microelectronics Corp.	96,038	13,912,065
CEVA, Inc. *	72,653	2,504,349
Cirrus Logic, Inc. *	190,465	13,804,903
Cohu, Inc.	136,444	2,054,847
Cree, Inc. *	355,061	18,708,164
Diodes, Inc. *	135,961	6,613,143
Enphase Energy, Inc. *	262,269	15,261,433
Entegris, Inc.	444,546	26,619,414
FormFactor, Inc. *	249,874	6,289,329
Ichor Holdings Ltd. *	74,380	1,692,145
Impinj, Inc. *	50,162	1,296,688
Inphi Corp. *	150,551	18,919,744
Kulicke & Soffa Industries, Inc.	209,647	4,687,707
Lattice Semiconductor Corp. *	439,762	10,936,881
MACOM Technology Solutions Holdings, Inc. *	151,061	4,796,187
MaxLinear, Inc., Class A *	215,324	3,729,412
MKS Instruments, Inc.	179,606	18,971,782
NeoPhotonics Corp. *	136,861	1,186,585
Onto Innovation, Inc. *	161,999	5,034,929
PDF Solutions, Inc. *	92,400	1,576,344
Photronics, Inc. *	221,045	2,650,329
Power Integrations, Inc.	96,815	10,489,905
Security	Number of Shares	Value ($)
Rambus, Inc. *	366,419	5,694,151
Semtech Corp. *	218,612	11,625,786
Silicon Laboratories, Inc. *	143,091	13,401,903
SMART Global Holdings, Inc. *	43,670	1,169,483
SolarEdge Technologies, Inc. *	160,269	22,742,171
SunPower Corp. *	290,200	2,095,244
Synaptics, Inc. *	110,576	7,045,903
Ultra Clean Holdings, Inc. *	131,780	2,731,799
Veeco Instruments, Inc. *	160,687	1,886,465
		290,520,942

Software & Services 9.2%
2U, Inc. *	208,913	7,619,057
8x8, Inc. *	330,341	4,803,158
A10 Networks, Inc. *	185,399	1,260,713
ACI Worldwide, Inc. *	381,037	10,509,001
Agilysys, Inc. *	66,868	1,285,872
Alarm.com Holdings, Inc. *	139,315	6,588,206
Altair Engineering, Inc., Class A *	126,608	4,949,107
Appfolio, Inc., Class A *	47,588	7,543,174
Appian Corp. *(a)	113,049	6,439,271
Avalara, Inc. *	216,540	23,182,772
Avaya Holdings Corp. *	306,247	4,471,206
Benefitfocus, Inc. *	97,067	1,235,663
Blackbaud, Inc.	162,116	9,501,619
Blackline, Inc. *	141,350	10,502,305
Bottomline Technologies (DE), Inc. *	125,870	6,369,022
Box, Inc., Class A *	492,386	9,837,872
CACI International, Inc., Class A *	82,559	20,704,146
Cardtronics plc, Class A *	118,987	2,878,296
Cass Information Systems, Inc.	39,356	1,587,621
Cerence, Inc. *	119,737	3,581,334
ChannelAdvisor Corp. *	89,196	1,244,284
Cloudera, Inc. *	811,950	8,322,488
Cloudflare, Inc., Class A *	133,892	3,892,240
CommVault Systems, Inc. *	139,131	5,629,240
Conduent, Inc. *	550,440	1,315,552
Cornerstone OnDemand, Inc. *	174,033	6,726,376
Crowdstrike Holdings, Inc., Class A *	68,098	5,979,685
CSG Systems International, Inc.	108,993	5,160,819
Datadog, Inc., Class A *	90,315	6,436,750
Digimarc Corp. *	41,217	708,520
Digital Turbine, Inc. *	209,270	1,343,513
Domo, Inc., Class B *	65,501	1,658,485
Dropbox, Inc., Class A *	711,456	16,057,562
Dynatrace, Inc. *	295,927	11,384,312
Ebix, Inc.	73,641	1,650,295
Endurance International Group Holdings, Inc. *	271,913	973,449
Envestnet, Inc. *	172,993	12,561,022
Everbridge, Inc. *	111,386	16,291,316
EVERTEC, Inc.	196,845	5,732,126
Evo Payments, Inc., Class A *	135,943	3,009,778
Exela Technologies, Inc. *	156,014	50,673
ExlService Holdings, Inc. *	112,738	6,896,184
FireEye, Inc. *	714,334	8,914,888
Five9, Inc. *	201,322	20,977,752
ForeScout Technologies, Inc. *	127,399	3,005,342
GreenSky, Inc., Class A *(a)	137,955	554,579
GTT Communications, Inc. *(a)	97,404	778,258
GTY Technology Holdings, Inc. *	110,728	415,230
International Money Express, Inc. *	85,687	945,128
j2 Global, Inc. *	152,593	11,948,032
KBR, Inc.	467,191	10,955,629
LivePerson, Inc. *	202,889	7,598,193
LiveRamp Holdings, Inc. *	223,023	11,247,050
LogMeIn, Inc.	160,933	13,663,212
Manhattan Associates, Inc. *	210,688	18,624,819

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
ManTech International Corp., Class A	88,796	6,903,001
MAXIMUS, Inc.	210,952	15,192,763
Medallia, Inc. *	54,582	1,543,579
MicroStrategy, Inc., Class A *	27,158	3,380,628
MobileIron, Inc. *	297,603	1,345,166
Model N, Inc. *	88,422	2,840,115
MoneyGram International, Inc. *(a)	98,549	240,460
MongoDB, Inc. *	114,890	26,667,118
New Relic, Inc. *	164,914	10,909,061
NIC, Inc.	220,627	5,308,286
Nutanix, Inc., Class A *	481,536	11,585,756
OneSpan, Inc. *	106,314	2,160,301
Pagerduty, Inc. *	29,718	789,013
Paylocity Holding Corp. *	118,270	15,375,691
Paysign, Inc. *(a)	87,117	628,985
Pegasystems, Inc.	125,620	11,948,974
Perficient, Inc. *	107,429	3,656,883
Perspecta, Inc.	452,308	10,027,668
Ping Identity Holding Corp. *	71,072	2,012,048
Pluralsight, Inc., Class A *	272,554	5,677,300
Progress Software Corp.	147,746	5,968,938
PROS Holdings, Inc. *	127,711	4,974,343
Q2 Holdings, Inc. *	158,465	13,092,378
QAD, Inc., Class A	39,317	1,795,607
Qualys, Inc. *	109,882	12,671,592
Rapid7, Inc. *	145,051	7,091,543
RealPage, Inc. *	279,968	18,987,430
Sailpoint Technologies Holdings, Inc. *	280,152	6,395,870
Science Applications International Corp.	161,631	14,229,993
Slack Technologies, Inc., Class A *	179,276	6,283,624
Smartsheet, Inc., Class A *	298,188	17,193,520
SolarWinds Corp. *	215,308	3,937,983
SPS Commerce, Inc. *	114,580	7,809,773
SVMK, Inc. *	297,878	6,002,242
Switch, Inc., Class A	193,668	3,700,996
Sykes Enterprises, Inc. *	127,443	3,474,096
TeleNav, Inc. *	122,349	605,628
Tenable Holdings, Inc. *	139,369	4,358,069
Teradata Corp. *	371,531	7,954,479
TiVo Corp.	416,608	2,537,143
TTEC Holdings, Inc.	58,222	2,466,284
Unisys Corp. *	169,875	1,929,780
Upland Software, Inc. *	68,820	2,377,731
Varonis Systems, Inc. *	100,460	8,477,819
Verint Systems, Inc. *	220,168	10,209,190
Verra Mobility Corp. *	429,375	4,684,481
VirnetX Holding Corp.	202,417	1,346,073
Virtusa Corp. *	98,376	2,958,166
Workiva, Inc. *	125,074	5,570,796
Xperi Corp.	162,977	2,240,934
Yext, Inc. *	309,675	4,889,768
Zoom Video Communications, Inc., Class A *	96,652	17,347,101
Zuora, Inc., Class A *	229,926	2,761,411
		732,019,773

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	390,778	2,880,034
Acacia Communications, Inc. *	123,486	8,335,305
ADTRAN, Inc.	158,169	1,803,127
Anixter International, Inc. *	99,271	9,501,227
Applied Optoelectronics, Inc. *(a)	64,317	567,919
Arlo Technologies, Inc. *	245,831	543,287
Avid Technology, Inc. *	110,192	777,956
Badger Meter, Inc.	96,303	5,892,781
Belden, Inc.	127,552	4,341,870
Benchmark Electronics, Inc.	123,548	2,617,982
CalAmp Corp. *	114,382	880,741
Security	Number of Shares	Value ($)
Calix, Inc. *	158,047	2,228,463
Casa Systems, Inc. *	93,659	407,417
Ciena Corp. *	510,067	28,186,302
Coherent, Inc. *	79,632	11,563,363
CommScope Holding Co., Inc. *	641,028	6,608,999
Comtech Telecommunications Corp.	81,093	1,444,266
CTS Corp.	106,776	2,278,600
Daktronics, Inc.	122,473	519,286
Diebold Nixdorf, Inc. *	254,119	1,217,230
Dolby Laboratories, Inc., Class A	210,983	12,812,998
EchoStar Corp., Class A *	151,668	4,725,975
ePlus, Inc. *	44,434	3,275,230
Extreme Networks, Inc. *	402,984	1,329,847
Fabrinet *	121,761	7,785,398
FARO Technologies, Inc. *	57,369	3,228,727
Fitbit, Inc., Class A *	756,619	4,796,964
Harmonic, Inc. *	315,757	1,701,930
II-VI, Inc. *	287,510	13,665,350
Infinera Corp. *	511,389	2,546,717
Insight Enterprises, Inc. *	118,053	6,051,397
InterDigital, Inc.	102,548	5,637,064
Itron, Inc. *	116,062	7,476,714
KEMET Corp.	191,548	5,177,542
Kimball Electronics, Inc. *	79,213	1,124,032
Knowles Corp. *	283,621	4,265,660
Littelfuse, Inc.	80,305	13,048,759
Lumentum Holdings, Inc. *	254,537	18,662,653
Methode Electronics, Inc.	122,077	3,827,114
MTS Systems Corp.	58,646	1,032,756
Napco Security Technologies, Inc. *	37,354	848,683
NCR Corp. *	420,426	7,588,689
NETGEAR, Inc. *	99,247	2,553,625
NetScout Systems, Inc. *	217,867	5,984,806
nLight, Inc. *	108,685	2,343,249
Novanta, Inc. *	115,814	11,895,256
OSI Systems, Inc. *	56,448	4,277,065
PC Connection, Inc.	36,491	1,579,330
Plantronics, Inc.	108,229	1,410,224
Plexus Corp. *	95,399	6,126,524
Pure Storage, Inc., Class A *	743,930	13,100,607
Ribbon Communications, Inc. *	293,399	1,290,956
Rogers Corp. *	61,291	6,635,364
Sanmina Corp. *	230,174	6,124,930
ScanSource, Inc. *	83,146	2,049,549
SYNNEX Corp.	134,701	14,365,862
Tech Data Corp. *	116,805	15,913,513
TTM Technologies, Inc. *	324,203	3,751,029
ViaSat, Inc. *	189,712	7,967,904
Viavi Solutions, Inc. *	757,602	8,780,607
Vishay Intertechnology, Inc.	437,302	7,110,531
		346,467,285

Telecommunication Services 0.8%
Anterix, Inc. *	38,443	2,060,545
ATN International, Inc.	35,861	2,130,143
Bandwidth, Inc., Class A *	53,832	5,967,277
Boingo Wireless, Inc. *	144,736	1,982,883
Cincinnati Bell, Inc. *	166,815	2,457,185
Cogent Communications Holdings, Inc.	137,345	10,509,639
Consolidated Communications Holdings, Inc. *	236,831	1,435,196
Globalstar, Inc. *	2,166,000	644,602
Gogo, Inc. *(a)	179,106	372,541
Iridium Communications, Inc. *	320,340	7,367,820
Liberty Latin America Ltd., Class A *	150,670	1,502,180
Liberty Latin America Ltd., Class C *	376,436	3,613,786
ORBCOMM, Inc. *	261,899	717,603
Shenandoah Telecommunications Co.	154,475	8,126,930

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Spok Holdings, Inc.	58,540	601,206
Telephone and Data Systems, Inc.	321,563	6,588,826
United States Cellular Corp. *	50,189	1,581,455
Vonage Holdings Corp. *	750,532	7,227,623
		64,887,440

Transportation 1.6%
Air Transport Services Group, Inc. *	196,459	4,231,727
Allegiant Travel Co.	43,464	4,631,089
ArcBest Corp.	83,720	1,874,491
Atlas Air Worldwide Holdings, Inc. *	85,589	3,343,106
Avis Budget Group, Inc. *(a)	188,028	4,048,243
Daseke, Inc. *	195,519	540,610
Echo Global Logistics, Inc. *	90,175	1,866,622
Forward Air Corp.	93,219	4,631,120
Hawaiian Holdings, Inc.	152,580	2,201,729
Heartland Express, Inc.	154,528	3,384,163
Hub Group, Inc., Class A *	110,350	5,161,069
Kirby Corp. *	197,884	10,147,492
Knight-Swift Transportation Holdings, Inc.	404,991	16,851,676
Landstar System, Inc.	130,240	15,141,702
Macquarie Infrastructure Corp.	256,479	7,281,439
Marten Transport Ltd.	127,796	3,270,300
Matson, Inc.	141,085	4,030,798
Ryder System, Inc.	175,105	5,999,097
Saia, Inc. *	85,625	9,285,175
Schneider National, Inc., Class B	112,130	2,710,182
SkyWest, Inc.	166,492	5,339,398
Spirit Airlines, Inc. *(a)	284,329	3,682,061
Universal Logistics Holdings, Inc.	25,482	378,663
Werner Enterprises, Inc.	145,666	6,732,683
		126,764,635

Utilities 3.2%
ALLETE, Inc.	170,262	9,999,487
American States Water Co.	121,186	9,938,464
Avista Corp.	220,174	8,624,216
Black Hills Corp.	202,621	12,503,742
California Water Service Group	158,955	7,470,885
Chesapeake Utilities Corp.	54,232	4,899,319
Clearway Energy, Inc., Class A	106,277	2,156,360
Clearway Energy, Inc., Class C	259,947	5,695,439
El Paso Electric Co.	134,417	9,136,323
Hawaiian Electric Industries, Inc.	359,118	14,170,796
IDACORP, Inc.	166,125	15,487,834
MDU Resources Group, Inc.	660,374	14,369,738
MGE Energy, Inc.	114,201	7,753,106
Middlesex Water Co.	57,454	3,898,828
New Jersey Resources Corp.	314,766	11,054,582
Northwest Natural Holding Co.	100,364	6,434,336
NorthWestern Corp.	166,019	9,981,062
ONE Gas, Inc.	173,846	14,597,849
Ormat Technologies, Inc.	168,373	12,259,238
Otter Tail Corp.	131,161	5,628,119
PNM Resources, Inc.	262,829	10,728,680
Security	Number of Shares	Value ($)
Portland General Electric Co.	294,647	13,880,820
SJW Group	85,669	5,383,440
South Jersey Industries, Inc.	304,406	8,632,954
Southwest Gas Holdings, Inc.	180,324	13,695,608
Spire, Inc.	167,775	12,234,153
Sunnova Energy International, Inc. *	43,898	658,470
TerraForm Power, Inc., Class A	262,635	4,827,231
Unitil Corp.	48,886	2,354,791
		258,455,870
Total Common Stock
(Cost $8,387,202,499)		7,976,868,910

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	177,806	15,131
Total Rights
(Cost $—)		15,131

Other Investment Companies 1.4% of net assets

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	2,969,187	2,969,187

Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	111,469,014	111,469,014
Total Other Investment Companies
(Cost $114,438,201)		114,438,201

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	125	8,705,000	490,362
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $105,900,185.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,976,868,910	$—	$—	$7,976,868,910
Rights[1]
Media & Entertainment	—	—	15,131	15,131
Other Investment Companies[1]	114,438,201	—	—	114,438,201
Futures Contracts[2]	490,362	—	—	490,362
Total	$8,091,797,473	$—	$15,131	$8,091,812,604
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF™

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.3%
Harley-Davidson, Inc.	631,577	13,477,853
Thor Industries, Inc.	226,093	19,489,217
		32,967,070

Banks 1.8%
Bank of Hawaii Corp.	165,262	10,631,304
Bank OZK	493,319	11,094,744
Boston Private Financial Holdings, Inc.	337,564	2,319,065
Comerica, Inc.	590,653	21,470,237
Fifth Third Bancorp	2,902,115	56,272,010
Huntington Bancshares, Inc.	4,225,522	37,564,891
KeyCorp	4,027,458	47,725,377
Northwest Bancshares, Inc.	412,888	4,112,364
PacWest Bancorp	488,980	8,464,244
Umpqua Holdings Corp.	898,786	10,237,173
		209,891,409

Capital Goods 14.2%
3M Co.	2,352,393	368,008,361
Cummins, Inc.	626,694	106,287,302
Eaton Corp. plc	1,691,051	143,570,230
Emerson Electric Co.	2,491,962	152,059,521
Fastenal Co.	2,346,244	96,806,028
Illinois Tool Works, Inc.	1,196,461	206,341,664
Lockheed Martin Corp.	1,015,418	394,428,968
MSC Industrial Direct Co., Inc., Class A	183,701	12,737,827
Rockwell Automation, Inc.	472,617	102,160,891
Snap-on, Inc.	224,422	29,105,289
Watsco, Inc.	133,588	23,766,641
		1,635,272,722

Commercial & Professional Services 0.1%
Ennis, Inc.	105,881	1,884,682
Steelcase, Inc., Class A	366,608	4,245,320
		6,130,002

Consumer Durables & Apparel 1.1%
Garmin Ltd.	591,124	53,301,651
Hasbro, Inc.	520,810	38,284,743
Leggett & Platt, Inc.	537,498	16,442,064
Polaris, Inc.	235,452	20,564,378
		128,592,836

Consumer Services 0.1%
Wyndham Destinations, Inc.	370,395	11,778,561

Security	Number of Shares	Value ($)
Diversified Financials 4.6%
Ameriprise Financial, Inc.	518,186	72,582,313
BlackRock, Inc.	482,336	254,982,103
Cohen & Steers, Inc.	89,129	5,664,148
Eaton Vance Corp.	462,319	16,666,600
Evercore, Inc., Class A	159,536	8,792,029
Federated Hermes, Inc.	392,592	8,691,987
Franklin Resources, Inc.	1,142,176	21,552,861
Janus Henderson Group plc	634,692	13,683,959
Lazard Ltd., Class A	462,526	12,423,448
T. Rowe Price Group, Inc.	955,852	115,562,507
Waddell & Reed Financial, Inc., Class A	288,515	3,762,236
		534,364,191

Energy 6.6%
Exxon Mobil Corp.	12,943,209	588,527,713
ONEOK, Inc.	1,689,924	62,003,312
Valero Energy Corp.	1,679,847	111,945,004
		762,476,029

Food, Beverage & Tobacco 13.3%
Altria Group, Inc.	7,642,129	298,425,137
B&G Foods, Inc. (a)	262,277	6,090,072
Flowers Foods, Inc.	786,636	18,556,743
General Mills, Inc.	2,472,440	155,862,618
Kellogg Co.	1,018,586	66,523,852
PepsiCo, Inc.	3,545,266	466,379,742
The Coca-Cola Co.	9,558,382	446,185,272
The Hershey Co.	606,699	82,316,920
		1,540,340,356

Health Care Equipment & Services 3.6%
Cardinal Health, Inc.	1,196,623	65,443,312
CVS Health Corp.	5,322,001	348,963,606
National HealthCare Corp.	46,535	3,121,102
		417,528,020

Household & Personal Products 6.4%
Kimberly-Clark Corp.	1,402,349	198,348,242
Nu Skin Enterprises, Inc., Class A	227,474	8,457,483
The Clorox Co.	513,351	105,878,644
The Procter & Gamble Co.	3,649,864	423,092,235
		735,776,604

Insurance 1.8%
Assurant, Inc.	247,685	25,407,527
Fidelity National Financial, Inc.	1,126,134	35,923,675
Mercury General Corp.	110,017	4,425,984
Principal Financial Group, Inc.	1,057,063	40,823,773

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Prudential Financial, Inc.	1,644,475	100,247,196
Safety Insurance Group, Inc.	59,876	4,564,946
		211,393,101

Materials 1.7%
Eastman Chemical Co.	556,090	37,858,607
Huntsman Corp.	821,720	14,914,218
International Paper Co.	1,604,941	54,648,241
Packaging Corp. of America	387,097	39,255,507
Schweitzer-Mauduit International, Inc.	125,259	3,806,621
Sonoco Products Co.	408,840	21,182,000
Steel Dynamics, Inc.	881,355	23,408,789
		195,073,983

Media & Entertainment 0.4%
Omnicom Group, Inc.	890,908	48,812,849

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Bristol-Myers Squibb Co.	8,532,944	509,587,416
Pfizer, Inc.	13,247,748	505,931,496
		1,015,518,912

Retailing 9.6%
American Eagle Outfitters, Inc.	651,341	5,966,284
Best Buy Co., Inc.	931,635	72,751,377
Foot Locker, Inc.	436,735	12,097,559
Genuine Parts Co.	594,514	49,588,413
Target Corp.	2,072,924	253,580,793
The Buckle, Inc.	115,762	1,629,929
The Home Depot, Inc.	2,754,414	684,416,791
Williams-Sonoma, Inc.	316,988	26,376,571
		1,106,407,717

Semiconductors & Semiconductor Equipment 13.6%
Intel Corp.	9,004,272	566,638,837
KLA Corp.	645,393	113,563,352
Maxim Integrated Products, Inc.	1,106,959	63,849,395
QUALCOMM, Inc.	4,670,994	377,789,995
Texas Instruments, Inc.	3,823,873	454,046,680
		1,575,888,259

Software & Services 4.7%
International Business Machines Corp.	3,622,872	452,496,713
Paychex, Inc.	1,303,139	94,190,887
		546,687,600

Security	Number of Shares	Value ($)
Telecommunication Services 3.9%
Verizon Communications, Inc.	7,892,090	452,848,124

Transportation 2.9%
C.H. Robinson Worldwide, Inc.	553,319	44,890,771
United Parcel Service, Inc., Class B	2,866,589	285,827,589
		330,718,360
Total Common Stock
(Cost $10,939,693,615)		11,498,466,705

Other Investment Companies 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (b)	10,350,844	10,350,844

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.12% (b)	766,512	766,512
Total Other Investment Companies
(Cost $11,117,356)		11,117,356

	Number of Contracts	Contract Value ($)	Unrealized Net Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	360	54,756,000	2,522,066
S&P Mid-Cap 400 Index, e-mini, expires 06/19/20	25	4,405,750	346,116
Net Unrealized Appreciation			2,868,182
(a)	All or a portion of this security is on loan. Securities on loan were valued at $741,600.
(b)	The rate shown is the 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$11,498,466,705	$—	$—	$11,498,466,705
Other Investment Companies[1]	11,117,356	—	—	11,117,356
Futures Contracts[2]	2,868,182	—	—	2,868,182
Total	$11,512,452,243	$—	$—	$11,512,452,243
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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